As filed with the Securities and Exchange Commission on April 24, 2020

Registration No.         333-199049

811- 21427

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 6	X

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 36	X

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

(Name of Depositor)

(Former Depositor, Western Reserve Life Assurance Co. of Ohio)

4333 Edgewood Road NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Premier Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Separate Account VA U

Supplement Dated May 1, 2020

to the

Prospectus dated May 1, 2020

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2020

WRL FREEDOM PREMIER® III VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA U
By
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
The WRL Freedom Premier® III Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you put in the separate account. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Premier Life Insurance Company. You can choose any combination of these investment choices.
An optional Premium Enhancement Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2020. Please call us at (800) 851-9777 or write us at: Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2020
Statement of Additional Information Date: May 1, 2020

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
Access VP High Yield FundSM	Access VP High Yield FundSM
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity ® VIP Index 500 Portfolio – Service Class 2
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP Utilities	ProFund VP Utilities
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
Excess Interest Adjustment Examples	91
APPENDIX
Death Benefit	94
APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER	96
APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS	97
APPENDIX
PAM METHOD TRANSFERS	102
APPENDIX
RIDER GRID VARIATIONS	105
v

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the contract schedule attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
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subaccount— A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Premier Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8.50% of premium payments surrendered within eight years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.25% if you do not choose an optional guaranteed minimum death benefit
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•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
•	1.55% if you choose the 5% Annually Compounding Death Benefit
•	1.65% if you choose the Double Enhanced Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
If you elect the Beneficiary Earnings Enhancement - Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.
4

DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Double Enhanced Death Benefit
•	5% Annually Compounding Death Benefit
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement - Extra II ” (“BEE -Extra II”). There is an extra charge for this rider.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor
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your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2019) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Premier Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 851-9777
All premium payments, loan repayments, correspondence and notices should be sent to this address.
6

You may check your policy at www.premier.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8.50%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.20%
Premium Enhancement Rider	0.25%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%
Optional Riders: (You may only elect one of the optional riders listed below)
Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge – a % of Principal Back Total Withdrawal Base)	1.25%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available for Sales:
5 for LifeSM rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

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	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2019 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
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Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.35%
Highest Gross	5.49%
Expense Examples (Highest Gross):
The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2019, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Living Benefits Rider, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Beneficiary Earnings Enhancement - Extra II rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,652
3 Years	$3,201
5 Years	$4,588
10 Years	$7,590
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 887
3 Years	$2,571
5 Years	$4,138
10 Years	$7,590
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,699
3 Years	$3,324
5 Years	$4,278
10 Years	$7,666
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 934
3 Years	$2,694
5 Years	$4,278
10 Years	$7,666
Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
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Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AB Balanced Wealth Strategy Portfolio - Class B (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: If you elected this rider, the fee is only charged for the first four policy years.
Optional Premium Enhancement Rider: This fee (0.25%) (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) is in addition to the mortality and expense risk fee.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, the Liquidity Rider fee, the Premium EnhancementSM Rider (0.15% if the Liquidity Rider is also elected), plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Beneficiary Earnings Enhancement - Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
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6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
Retirement Income Choice® rider and Retirement Income Choice® with Double Withdrawal Base Benefit rider: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider and Retirement Income Choice® with Double Withdrawal Benefit Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® rider and Retirement Income Choice® with Double Withdrawal Benefit rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.
Annuitization: You cannot annuitize before the fourth policy anniversary.
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THE ANNUITY POLICY
This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Premier Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Premier Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made .
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us subject to the limitations described under “Telephone and Electronic Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The WRL Freedom Premier® III Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
15

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
16

In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
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In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions
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on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For contracts with Portfolio Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, contract owners using Portfolio Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
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Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.
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Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).
Third Party Investment Services
Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.
Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.
Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.
Note carefully:
•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.
•	Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.
•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.
•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59½.
EXPENSES
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
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The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8.0%
2 – 3	7.0%
3 – 4	6.0%
4 – 5	5.0%
5 – 6	4.0%
6 – 7	3.0%
7 – 8	2.0%
more than 8	0.0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
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•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8.5%
1 – 2	8.0%
2 – 3	7.0%
3 – 4	6.0%
more than 4	0.0%
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
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Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.20% AB Balanced Wealth Strategy Portfolio - Class B
•	0.15% Franklin Allocation VIP Fund - Class 4
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.
Premium EnhancementSM Rider
If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has a fee, is also elected) of the daily net asset value. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Beneficiary Earnings Enhancement - Extra II
If you elect the Beneficiary Earnings Enhancement - Extra II , there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
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We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.25%
ACCESS ONE TRUST	0.50%
PROFUNDS	0.50%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.30%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
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NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds that invest in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2019 we and TCI received approximately $9.9 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. We and our affiliates, including TCI and Transamerica Financial Advisors, Inc. (“TFA”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives;
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2019, TCI and its affiliates received payments that totaled approximately $1,900,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianz Global Investors •  American Century • Alliance Bernstein• American Funds • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss LLC • BlackRock Investment Management, LLC • Carillon Tower Advisers •  Charles Schwab Investment Management, LLC • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Hartford Funds •  Ivy Investments•  Janus Henderson Investors•  John Hancock Investments• JP Morgan Asset Management• Legg Mason Global Asset Management•  Levin Capital Strategies, LP• Lord Abbett & Co.•  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • Pacific Investment Management Company • PGIM Investments• PineBridge Investments LLC • Principal Global Investors •  State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Wellington Management Company LLP and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
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ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.
Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
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•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 851-9777.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
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NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If you annuitize before the maximum Annuity Commencement Date, the payments you receive under the Annuity Payment Options may be less than the guaranteed minimum payments you are entitled to under a GLWB rider (if elected). Please consult your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
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IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Double Enhanced Death Benefit
The death benefit under this option is the greater of 1 or 2 below:
1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant's date of death or the annuitant's 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the policy anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date . There is an extra charge for this death benefit of 0.40% annually.
5% Annually Compounding Death Benefit
The 5% Annually Compounding Death Benefit is equal to:
•	The premium payments; less
•	Any adjusted partial withdrawals;
Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 86th birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy. The guarantees of these death benefits are based on our claims-paying ability.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
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Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
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We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
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Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
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If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
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Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
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Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
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Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does
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not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
Guaranteed Lifetime Withdrawal Benefits
We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
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Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
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Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
Premium EnhancementSM Rider
An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.
You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected) of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:
•	exercise of the right to cancel option;
•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;
•	a death benefit is payable within one year from the time we apply the premium enhancement; or
•	annuitization within one year from the time we apply the premium enhancement.
Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.
Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.25% (0.15% if Liquidity Rider is also elected) of the assets in each subaccount. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Other Terms and Conditions: If you elect this rider, you are not able to elect the Double Enhanced Death Benefit or the 5% Annually Compounding Death Beneft. Please consult your registered representative for information concerning any such limitations.
Termination. The rider is irrevocable.
The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.
The Premium EnhancementSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Beneficiary Earnings Enhancement - Extra II
The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the Policy Value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% based on the Annuitant’s age.
No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the Policy Value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Beneficiary Earnings Enhancement - Extra II Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Beneficiary Earnings Enhancement - Extra II benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II , then the spouse will generally receive a one-time Policy Value increase equal to the Beneficiary Earnings Enhancement - Extra II . At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing in good order,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.
Please note: This feature terminates upon Annuitization.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
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You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
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Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options as applicable under the Portfolio Allocation Method. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
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The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit nor the 5% Annually Compounding Death Benefit options.
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.
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Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any may be subject to excess interest adjustments; and that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
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Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example. Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any may be subject to excess interest adjustments; and) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to may be subject to excess interest adjustments; and; and
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION)
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
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•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
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Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any may be subject to excess interest adjustments; and that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
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Factor	Direction of Transfer
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.
Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
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Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There maybe limitations on your ability to change the ownership of a qualified plan. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law or federal tax regulations require we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or
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Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity contracts and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various contracts and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and Reinstatements
You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).
You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.
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Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
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We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. As an examples the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on various processes and controls to protect the
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confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Premier Life Insurance Company
Transamerica Premier Life Insurance Company was incorporated under the laws of the State of Maryland on March 5, 1858. It was redomesticated to the State of Iowa on April 1, 2007. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
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State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix A - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
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Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 8.65% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company, TCI, Transamerica Financial Advisors, Inc. (TFA) and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
The Company’s main distribution channel is TFA, an affiliate, who sell the Company’s products.
The Company covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems that are provided directly to TFA. These facilities and services are necessary for TFA’s administration and operation, and the Company is compensated by TFA for these expenses based on TFA’s usage. In addition, the Company and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and other documents for the policy that are distributed to current owners of the policy.
TFA pays its branch managers a portion of the commissions received from the Company for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with TFA’s internal compensation programs.
Sales representatives and their managers at TFA may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with TFA's conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.
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In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash and non-cash benefits, and may provide such persons with special incentive to sell our policies. For example, TFA’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of Aegon N.V. (the Company’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.
TFA’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of Aegon N.V.
Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.
Special compensation arrangements are calculated in different ways by different selling firms and may be based on past sales of the policies or other criteria. Overrides we paid on certain products to our affiliates, TFA and Transamerica Agency Network, in 2019.
No specific charge is assessed directly to policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold the policy to you.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Premier Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider as we deem necessary to support the guarantees under this rider.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
ACCESS ONE TRUST
Access VP High Yield FundSM	Access VP High Yield FundSM	ProFund Advisors LLC
Investment Objective: Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity ® VIP Index 500 Portfolio – Service Class 2	Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser
Investment Objective: Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
PROFUNDS
ProFund VP Asia 30	ProFund VP Asia 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”).
ProFund VP Basic Materials	ProFund VP Basic Materials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM.Index (the “Index”).
ProFund VP Bull	ProFund VP Bull	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”)..
ProFund VP Consumer Services	ProFund VP Consumer Services	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”).
ProFund VP Emerging Markets	ProFund VP Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR® Index (the “Index”).
ProFund VP Europe 30	ProFund VP Europe 30	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”).
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the U.S. Dollar Index® (the “Index”).
ProFund VP Financials	ProFund VP Financials	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
ProFund VP International	ProFund VP International	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses that correspond to the performance of the Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index.
ProFund VP Japan	ProFund VP Japan	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
ProFund VP Mid-Cap	ProFund VP Mid-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”).
ProFund VP Government Money Market(2)	ProFund VP Government Money Market(2)	ProFund Advisors LLC
Investment Objective: Seeks a high level of current income consistent with liquidity and preservation of capital.
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”).
ProFund VP Oil & Gas	ProFund VP Oil & Gas	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and GasSM Index (the “Index”).
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index (the “Index”).
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
ProFund VP Precious Metals	ProFund VP Precious Metals	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the “Index”).
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index.
ProFund VP Short International	ProFund VP Short International	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the inverse (-1) of the dialing performance of the Index.
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100	ProFund Advisors LLC
Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index.
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index.
ProFund VP Small-Cap	ProFund VP Small-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
ProFund VP Telecommunications	ProFund VP Telecommunications	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index (the “Index”).
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to two time (2x) the daily performance of the Index.
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to one and on-quarter times (1.25x) the daily price movement of the most recently issued Long Bond.
ProFund VP Utilities	ProFund VP Utilities	ProFund Advisors LLC
Investment Objective: Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index (the “Index”).
TRANSAMERICA SERIES TRUST*
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(2)	Transamerica BlackRock Government Money Market VP - Service Class(2)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC(3)
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class(4)	Transamerica International Growth VP - Service Class(4)	TDAM USA Inc.(4)
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective:Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class(5)	Transamerica Morgan Stanley Capital Growth VP – Service Class(5)	Morgan Stanley Investment Management Inc.(5)
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs; financial objectives; investment goals; time horizons; and risk tolerance.
(2)	There can be no assurance any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market subaccounts may become extremely low and possibly negative.
(3)	Effective July 1, 2019, Transamerica BlackRock Tactical Allocation VP changed its advisor from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC.
(4)	Effective May 1, 2020, Transamerica Greystone International Growth VP was renamed Transamerica International Growth VP. On July 1, 2019, this fund changed its advisor from Greystone Managed Investments Inc. to TDAM USA Inc.
(5)	Effective November 1, 2019, Transamerica Jennison Growth VP advised by Jennison Associates LLC was merged into Transamerica Morgan Stanley Capital Growth VP and is advised by Morgan Stanley Investment Management, Inc.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
66

CLOSED INVESTMENT OPTIONS:
Effective open of business September 17, 2012, the following subaccount is closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4(1)	Franklin Allocation VIP Fund - Class 4(1)	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
(1)	Effective May 1, 2019, Franklin Founding Funds Allocation VIP Fund sub-advised by Franklin Templeton Service, LLC will be renamed Franklin Allocation VIP Fund and is still sub-advised by Franklin Templeton Service, LLC.
67

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	1-800-851-9777
Writing:	Transamerica Premier Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654	$1.992991 $1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.584612 $1.628832 $1.587637 $1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521	$1.744109 $1.584612 $1.628832 $1.587637 $1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.098624 $2.250468 $1.893382 $1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473	$2.691752 $2.098624 $2.250468 $1.893382 $1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960	$2.033999 $1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 3,090 3,119
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.750060 $0.941337 $0.723608 $0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396	$0.927423 $0.750060 $0.941337 $0.723608 $0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.015990 $1.260561 $1.047186 $0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715	$1.170836 $1.015990 $1.260561 $1.047186 $0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.326038 $1.443444 $1.235423 $1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272	$1.673041 $1.326038 $1.443444 $1.235423 $1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.072201 $2.104065 $1.815676 $1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465	$2.528410 $2.072201 $2.104065 $1.815676 $1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.645249 $0.777999 $0.596337 $0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770	$0.784754 $0.645249 $0.777999 $0.596337 $0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.720230 $0.856879 $0.731130 $0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925	$0.830486 $0.720230 $0.856879 $0.731130 $0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.567556 $0.618882 $0.582852 $0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504	$0.542604 $0.567556 $0.618882 $0.582852 $0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525	0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.829553 $0.946178 $0.817723 $0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849	$1.057916 $0.829553 $0.946178 $0.817723 $0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.808747 $0.822763 $0.840235 $0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768	$0.797831 $0.808747 $0.822763 $0.840235 $0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.637126 $0.772666 $0.647996 $0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316	$0.743910 $0.637126 $0.772666 $0.647996 $0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.748960 $0.865910 $0.746698 $0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417	$0.879827 $0.748960 $0.865910 $0.746698 $0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.360923 $1.595575 $1.436770 $1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677	$1.645716 $1.360923 $1.595575 $1.436770 $1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.321820 $2.417226 $1.893840 $1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035	$3.107191 $2.321820 $2.417226 $1.893840 $1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.631619 $0.808859 $0.853282 $0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572	$0.670979 $0.631619 $0.808859 $0.853282 $0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.584533 $1.725787 $1.597350 $1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171	$1.768972 $1.584533 $1.725787 $1.597350 $1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.359977 $0.425013 $0.412353 $0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125	$0.514443 $0.359977 $0.425013 $0.412353 $0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.254506 $0.230944 $0.326918 $0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313	$0.196841 $0.254506 $0.230944 $0.326918 $0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.349426 $0.309136 $0.397872 $0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776	$0.282490 $0.349426 $0.309136 $0.397872 $0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.125023 $0.131527 $0.179729 $0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971	$0.088050 $0.125023 $0.131527 $0.179729 $0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.172327 $0.159474 $0.189846 $0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489	$0.133637 $0.172327 $0.159474 $0.189846 $0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.214362 $1.424263 $1.293993 $1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425	$1.469396 $1.214362 $1.424263 $1.293993 $1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.329309 $1.583112 $1.473914 $1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891	$1.594966 $1.329309 $1.583112 $1.473914 $1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.841775 $1.012994 $1.057176 $0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912	$0.945757 $0.841775 $1.012994 $1.057176 $0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.478008 $1.596547 $1.489460 $1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758	$1.710544 $1.478008 $1.596547 $1.489460 $1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.131070 $1.581933 $1.290616 $0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692	$1.631330 $1.131070 $1.581933 $1.290616 $0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.419255 $1.409290 $1.301074 $1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283	$1.707209 $1.419255 $1.409290 $1.301074 $1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.700946 $1.786095 $1.701657 $1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292	$1.897815 $1.700946 $1.786095 $1.701657 $1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090	$1.173377 $1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 4,661 4,705
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090	$1.173377 $1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.846529 $2.136104 $1.878855 $1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516	$2.233798 $1.846529 $2.136104 $1.878855 $1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751286 $1.995184 $1.835774 $1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944	$2.141074 $1.751286 $1.995184 $1.835774 $1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.848151 $0.859296 $0.877675 $0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251	$0.844565 $0.848151 $0.859296 $0.877675 $0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 40,265 40,647
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.246642 $1.332604 $1.242853 $1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255	$1.404709 $1.246642 $1.332604 $1.242853 $1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.058611 $1.131435 $1.034800 $1.007539 $1.030493 $1.003033	$1.213019 $1.058611 $1.131435 $1.034800 $1.007539 $1.030493	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.942186 $1.173159 $0.943657 $0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640	$1.175104 $0.942186 $1.173159 $0.943657 $0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.313280 $1.342550 $1.174749 $1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097	$1.565577 $1.313280 $1.342550 $1.174749 $1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.049753 $2.125057 $1.686067 $1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928	$2.735586 $2.049753 $2.125057 $1.686067 $1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355090 $1.446298 $1.312403 $1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923	$1.506315 $1.355090 $1.446298 $1.312403 $1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.583047 $1.811152 $1.487446 $1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340	$1.950523 $1.583047 $1.811152 $1.487446 $1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.567622 $1.728028 $1.477118 $1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357	$1.838309 $1.567622 $1.728028 $1.477118 $1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 11,196 11,303
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.493586 $1.612124 $1.418089 $1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970	$1.698709 $1.493586 $1.612124 $1.418089 $1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505	0.000 0.000 0.000 0.000 0.000 0.000 0..000 0 3,358 3,390
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.287631 $1.316675 $1.300430 $1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000	$1.364577 $1.287631 $1.316675 $1.300430 $1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.006898 $2.186899 $1.848862 $1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504	$2.567581 $2.006898 $2.186899 $1.848862 $1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268	$1.110259 $0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 9,893 9,987
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.107004 $1.168173 $1.099674 $1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719	$1.212814 $1.107004 $1.168173 $1.099674 $1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.089963 $1.151696 $1.064928 $1.095093 $1.142360 $1.075675 $1.004616 $1.000000	$1.238414 $1.089963 $1.151696 $1.064928 $1.095093 $1.142360 $1.075675 $1.004616	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.140418 $1.222953 $1.103435 $1.138344 $1.198163 $1.131395 $0.999685 $1.000000	$1.304293 $1.140418 $1.222953 $1.103435 $1.138344 $1.198163 $1.131395 $0.999685	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956	$1.359283 $1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500	$1.362545 $1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 3,843 3,879
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647	$1.430207 $1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 9,488 9,578
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.166305 $1.224961 $1.129340 $1.107478 $1.169191 $1.105396 $0.987937 $1.000000	$1.353895 $1.166305 $1.224961 $1.129340 $1.107478 $1.169191 $1.105396 $0.987937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.717832 $2.608727 $1.859898 $1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505	$3.285114 $2.717832 $2.608727 $1.859898 $1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.984492 $2.109752 $1.893370 $1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724	$2.360334 $1.984492 $2.109752 $1.893370 $1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.024076 $1.124211 $1.024930 $0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905	$1.199778 $1.024076 $1.124211 $1.024930 $0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.981978 $1.057650 $0.978599 $0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652	$1.130174 $0.981978 $1.057650 $0.978599 $0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.993217 $1.099128 $0.977728 $0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574	$1.181903 $0.993217 $1.099128 $0.977728 $0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.277992 $1.319065 $1.287549 $1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967	$1.353914 $1.277992 $1.319065 $1.287549 $1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 8,043 8,119
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.114866 $1.172864 $1.072548 $1.067282 $1.116591 $1.100898 $1.050298 $1.004866 $0.000000	$1.214008 $1.114866 $1.172864 $1.072548 $1.067282 $1.116591 $1.100898 $1.050298 $1.004866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.224962 $1.330644 $1.129768 $1.131739 $1.236897 $1.224019 $1.073184 $0.988136 $0.000000	$1.335346 $1.224962 $1.330644 $1.129768 $1.131739 $1.236897 $1.224019 $1.073184 $0.988136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.113437 $1.186998 $1.050225 $1.049818 $1.120303 $1.104454 $1.015345 $1.000000	$1.211307 $1.113437 $1.186998 $1.050225 $1.049818 $1.120303 $1.104454 $1.015345	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.908488 $3.362749 $2.980110 $2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519	$3.557399 $2.908488 $3.362749 $2.980110 $2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.603691 $2.868888 $2.401530 $2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008	$3.374476 $2.603691 $2.868888 $2.401530 $2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.223655 $2.272516 $1.801330 $1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.1789969 $1.025127	$3.040624 $2.223655 $2.272516 $1.801330 $1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.178999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.887400 $2.046081 $1.795204 $1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091	$2.199066 $1.887400 $2.046081 $1.795204 $1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492	130,694.668 147,350.450 164,719.519 199,497.715 208,500.839 294,251.956 210,164.830 184,492 192,926 204,158
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751595 $1.784525 $1.724120 $1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335	$1.945028 $1.751595 $1.784525 $1.724120 $1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829	16,105.245 16,344.348 21,298.398 44,269.626 52,764.929 94,634.527 221,331.876 228,057 405,894 441,633
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.396049 $2.546638 $2.123747 $1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.071906	$3.100565 $2.396049 $2.546638 $2.123747 $1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421	2,345,057.280 2,379,477.055 2,461,009.691 2,399,542.679 2,233,342.365 2,222,021.917 2,201,582.023 2,088,838 1,705,668 2,008,075
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.903507 $2.134834 $1.936514 $1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689	$2.244443 $1.903507 $2.134834 $1.936514 $1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473	64,592.537 172,867.024 186,995.763 203,375.060 214,245.194 344,740.115 331,538.641 336,808 367,387 397,173
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.829257 $1.031494 $0.785949 $0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066	$1.034466 $0.829257 $1.031494 $0.785949 $0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197	149,455.825 106,933.076 153,614.154 106,402.119 134,550.920 208,871.014 400,779.532 417,511 322,804 524,218
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.123232 $1.381265 $1.137373 $0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179	$1.305930 $1.123232 $1.381265 $1.137373 $0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729	107,699.685 75,295.629 73,829.438 73,190.985 61,078.785 84,221.201 119,609.887 143,541 335,270 499,955
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.468553 $1.584413 $1.344181 $1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345	$1.869326 $1.468553 $1.584413 $1.344181 $1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386	55,090.118 33,186.293 73,301.196 117,110.206 131,008.866 300,130.134 221,335.911 164,701 287,200 1,153,911
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.290770 $2.305369 $1.941918 $1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823	$2.819946 $2.290770 $2.305369 $1.971918 $1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312	14,106.336 12,127.109 17,606.349 19,719.672 42,442.238 73,810.848 51,300.246 20,376 74,783 97,926
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.713357 $0.852494 $0.647713 $0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315	$0.875290 $0.713357 $0.852494 $0.647713 $0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661	453,166.008 733,465.628 434,667.985 388,331.752 406,004.172 326,918.482 339,203.958 875,923 549,159 1,978,622
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.796215 $0.938875 $0.794057 $0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107	$0.926270 $0.796215 $0.938875 $0.794057 $0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274	206,468.142 42,603.322 45,608.379 37,904.599 104,193.875 116,962.113 5,957.181 411,887 8,020 15,590
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.627416 $0.678089 $0.632996 $0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123	$0.605175 $0.627416 $0.678089 $0.632996 $0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759	64,044.170 424,810.493 0.000 0.000 0.000 3,085.251 28,617.467 158,388 91,820 88,464
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.917163 $1.036829 $0.888194 $0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671	$1.180042 $0.917163 $1.036829 $0.888194 $0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537	62,781.254 38,693.526 54,149.580 53,373.038 54,336.713 280,278.497 246,674.941 30,540 181,411 167,793
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.895659 $0.903121 $0.914170 $0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824	$0.891414 $0.895659 $0.903121 $0.914170 $0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747	288,735.145 735,658.294 280,835.594 1,051,405.482 1,022,310.134 694,611.182 956,549.192 1,037,556 1,485,073 2,016,957
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.704386 $0.846669 $0.703813 $0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262	$0.829757 $0.704386 $0.846669 $0.703813 $0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485	243,929.115 234,633.793 254,101.604 250,665.142 188,823.042 180,560.272 369,752.845 261,676 259,691 1,064,335
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.827999 $0.948807 $0.811001 $0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286	$0.981312 $0.827999 $0.948807 $0.811001 $0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602	156,539.650 42,764.613 157,078.053 37,067.890 80,512.437 313,416.851 793,100.988 264,392 161,124 379,393
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.504500 $1.748271 $1.560445 $1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583	$1.835510 $1.504500 $1.748271 $1.560445 $1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120	107,960.394 71,763.414 82,468.576 98,486.107 73,824.386 157,409.398 270,749.810 261,847 386,421 154,247
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.571299 $2.653221 $2.060481 $1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150	$3.471627 $2.571299 $2.653221 $2.060481 $1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422	52,715.877 61,676.167 82,624.373 67,197.602 78,375.389 237,037.225 116,374.553 135,043 406,280 64,147
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.698273 $0.886291 $0.926764 $0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399	$0.748383 $0.698273 $0.886291 $0.926764 $0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861	296,126.923 243,304.003 369,854.853 243,361.796 116,704.711 152,815.926 218,022.249 342,487 573,061 1,257,252
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751624 $1.890844 $1.734742 $1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860	$1.972897 $1.751624 $1.890844 $1.734742 $1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845	41,004.887 52,176.530 53,493.452 57,488.754 106,272.898 122,732.842 48,122.482 25,748 81,873 11,878
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.397976 $0.465713 $0.447884 $0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132	$0.573791 $0.397976 $0.465713 $0.447884 $0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152	124,784.443 106,476.910 180,693.552 88,821.269 107,764.237 151,843.565 198,301.403 474,150 565,890 687,242
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.281372 $0.253059 $0.355074 $0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435	$0.219554 $0.281372 $0.253059 $0.355074 $0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474	14,371.913 9,076.513 574,601.746 16,284.898 26,002.813 23,821.300 17,244.266 22,522 42,942 60,543
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.386279 $0.338714 $0.432111 $0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617	$0.315057 $0.386279 $0.338714 $0.432111 $0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993	13,490.451 8,826.832 269,920.394 15,275.698 16,165.758 12,795.877 24,195.468 31,757 17,340 27,122
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.138224 $0.144118 $0.195197 $0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974	$0.098208 $0.138224 $0.144118 $0.195197 $0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954	81,943.225 75,818.187 1,307,265.294 84,121.890 85,379.519 106,977.848 181,729.289 74,934 41,118 40,907
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.190833 $0.175046 $0.206565 $0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.877140	$0.149301 $0.190833 $0.175046 $0.206565 $0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574	5,069.461 5,106.449 6,670.727 9,638.936 17,146.136 5,181.183 41,067.132 44,091 34,475 39,548
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.344965 $1.563448 $1.407970 $1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411	$1.641901 $1.344965 $1.563448 $1.407970 $1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899	78,680.878 83,263.499 75,437.235 79,918.862 80,174.768 92,732.355 228,844.050 129,994 163,979 98,804
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.469546 $1.734609 $1.600776 $1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137	$1.778906 $1.469546 $1.734609 $1.600776 $1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795	76,502.158 52,949.436 55,772.514 79,275.358 81,273.467 43,706.163 296,890.683 310,406 199,763 4,933
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.930569 $1.109904 $1.148116 $0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268	$1.054817 $0.930569 $1.109904 $1.148116 $0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692	4,979.542 5,772.551 1,721.557 3,820.697 1,971.537 2,100.930 2,232.659 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.633803 $1.749195 $1.617538 $1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458	$1.907663 $1.633803 $1.749195 $1.617538 $1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751	28,934.964 28,861.465 35,943.383 41,718.184 52,519.564 79,161.494 21,283.161 280,192 152,475 270,648
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.250465 $1.733386 $1.401763 $1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092	$1.819564 $1.250465 $1.733386 $1.401763 $1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225	60,484.781 32,197.831 34,597.298 32,651.874 30,361.766 165,650.297 94,927.452 273,655 533,798 523,490
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.568916 $1.544098 $1.413005 $1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692	$1.904031 $1.568916 $1.544098 $1.413005 $1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042	116,366.486 138,654.235 213,875.352 124,921.703 125,655.650 99,052.827 105,154.127 119,216 274,258 540,184
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.941916 $2.021058 $1.908611 $1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662	$2.185926 $1.941916 $2.021058 $1.908611 $1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541	344,802.471 387,972.217 416,547.754 441,795.573 483,127.734 538,758.793 704,887.665 1,273,570 1,750,932 2,371,251
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734	$1.351588 $1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326	638,106.176 647,803.413 756,273.498 762,363.535 873,716.869 995,054.005 1,122,927.816 1,216,064 1,523,426 2,025,780
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734	$1.351588 $1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326	221,979.336 1,698,156.814 527,216.630 3,023,749.210 2,597,316.937 2,075,012.781 2,733,983.736 10,607,979 18,293,268 11,370,248
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.108331 $2.417337 $2.107554 $1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256	$2.573180 $2.108331 $2.417337 $2.107554 $1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502	939,486.875 997,428.866 1,089,464.409 1,269,735.094 1,466,930.319 1,676,292.588 1,834,005.498 2,181,404 2,553,954 2,614,543
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.999456 $2.257727 $2.059085 $2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950	$2.466189 $1.999456 $2.257727 $2.059085 $2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717	379,557.054 394,570.615 440,196.007 474,889.728 562,884.422 606,870.216 658,309.150 796,458 974,947 1,216,468
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.968414 $0.972434 $0.984473 $0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.086807	$0.972889 $0.968414 $0.972434 $0.984473 $0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336	1,680,767.956 1,438,859.973 1,450,978.790 1,604,522.618 2,007,353.376 3,962,999.386 4,449,750.063 4,956,942 5,341,317 5,559,088
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.423309 $1.507959 $1.394054 $1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561	$1.618035 $1.423309 $1.507959 $1.394054 $1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941	64,950.714 78,384.571 88,861.960 80,234.165 98,177.395 130,886.431 170,595.907 230,561 349,720 545,165
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.103340 $1.168796 $1.059588 $1.022611 $1.036680 $1.003057	$1.275517 $1.103340 $1.168796 $1.059588 $1.022611 $1.036680	165,800.707 197,262.831 247,592.268 251,404.494 348,216.294 404,802.180
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.044767 $1.289346 $1.028006 $1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217	$1.314627 $1.044767 $1.289346 $1.028006 $1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098	402,950.061 422,067.152 531,200.992 495,332.941 509,237.234 639,363.123 570,312.870 844,244 394,834 559,169
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.423710 $1.442540 $1.251155 $1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128	$1.712302 $1.423710 $1.442540 $1.251155 $1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166	135,128.676 143,524.658 130,439.448 146,849.319 175,100.614 241,011.420 182,140.687 313,521 472,186 398,239
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.340304 $2.404767 $1.891240 $1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239	$3.151115 $2.340304 $2.404767 $1.891240 $1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290	405,474.337 429,717.323 484,309.610 526,388.467 652,279.126 893,551.903 1,117,901.065 1,088,609 1,772,609 1,187,442
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.547123 $1.636633 $1.472065 $1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987	$1.735054 $1.547123 $1.636633 $1.472065 $1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329	2,848,731.260 3,393,300.903 4,010,927.170 4,565,136.609 5,048,186.243 5,897,041.143 7,689,238.720 10,257,282 12,285,752 14,337,557
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.807438 $2.049541 $1.668449 $1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857	$2.246798 $1.807438 $2.049541 $1.668449 $1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654	4,340,810.924 4,772,047.335 5,685,291.942 6,024,156.295 6,963,045.443 9,109,263.229 10,811,892.751 10,238,734 11,696,908 15,181,274
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.789746 $1.955393 $1.656788 $1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114	$2.117440 $1.789746 $1.955393 $1.656788 $1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122	18,088,069.484 19,686,311.362 23,182,340.167 25,872,146.021 30,509,251.451 35,731,315.002 43,320,557.801 46,154,269 48,152,656 57,562,132
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.705271 $1.824286 $1.590619 $1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111	$1.956688 $1.705271 $1.824286 $1.590619 $1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064	7,453,095.925 8,030,393.146 9,423,783.047 10,584,636.738 13,336,213.648 16,457,713.743 19,729,685.644 22,836,776 25,710,804 30,569,400
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.470145 $1.489992 $1.458670 $1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121	$1.571852 $1.470145 $1.489992 $1.458670 $1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057	650,202.389 637,725.951 743,131.159 808,533.899 806,701.803 1,000,672.991 1,452,290.590 1,951,440 1,849,625 1,469,967
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.291242 $2.474621 $2.073746 $1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639	$2.957422 $2.291242 $2.474621 $2.073746 $1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696	195,185.825 204,603.891 230,848.590 260,561.740 259,450.797 274,754.596 329,222.515 422,921 671,681 651,573
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	2,206,391.181 2,602,389.645 2,969,820.284 3,174,314.966 4,007,454.004 3,801,132.706 4,564,544.862 4,529,489 5,183,058 6,082,627
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.263902 $1.321901 $1.233457 $1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616	$1.397019 $1.263902 $1.321901 $1.233457 $1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388	664,674.518 688,060.272 768,789.150 845,982.512 994,034.806 1,113,427.684 1,203,328.480 1,579,756 1,711,382 1,705,440
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.156218 $1.210890 $1.109817 $1.131216 $1.169645 $1.091668 $1.005610 $1.000000	$1.325364 $1.156218 $1.210890 $1.109817 $1.131216 $1.169645 $1.091668 $1.005610	19,059.069 8,530.647 15,261.676 16,677.667 18,158.767 79,602.357 0.000 7,285
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.209762 $1.285804 $1.149949 $1.175910 $1.226799 $1.148224 $1.010575 $1.000000	$1.395900 $1.209762 $1.285804 $1.149949 $1.175910 $1.226799 $1.148224 $1.010575	0.000 0.000 0.000 0.000 0.000 8,975.803 7,239.396 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791	$1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714	167,143.693 147,756.091 155,700.107 145,455.320 147,867.222 266.544.680 142,856.944 289,436 56,618 87,451
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	90,270.607 95,149.881 99,748.776 186,311.044 205,626.027 274,557.056 80,222.512 135,531 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	$1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543	438,620.391 706,510.748 762,975.567 791,551.154 833,808.000 1,061,969.085 1,046,392.037 784,805 937,445 989,659 744,138
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.233066 $1.283589 $1.172993 $1.140170 $1.193092 $1.118056 $0.990454 $1.000000	$1.444126 $1.233066 $1.283589 $1.172993 $1.140170 $1.193092 $1.118056 $0.990454	42,082.106 46,350.714 50,732.016 63,389.547 68,324.832 73,279.568 0.000 0
TA Morgan Stanley Capital Growth - Service Class(4) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.102949 $2.951978 $2.086149 $2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946	$3.783957 $3.102949 $2.951978 $2.086149 $2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590	800,630.332 426,290.740 517,242.841 537,071.244 506,880.914 512,667.756 618,197.936 514,894 666,117 735,092 586,987
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.265839 $2.387502 $2.123812 $1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766	$2.718922 $2.265839 $2.387502 $2.123812 $1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893	1,646,049.074 1,832,972.557 2,024,689.916 2,433,143.364 2,523,478.286 2,588,291.448 2,366,405.134 2,447,210 1,651,397 1,523,341
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.110180 $1.207934 $1.091586 $1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966	$1.312209 $1.110180 $1.207934 $1.091586 $1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440	7,570.892 8,005.115 18,623.521 40,813.069 67,714.136 65,771.381 47,795.754 42,119 59,974 71,396
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.064513 $1.136378 $1.042207 $1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718	$1.236059 $1.064513 $1.136378 $1.042207 $1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719	45,102.714 25,779.906 47,163.507 117,403.311 121,898.157 39,535.883 91,301.107 200,887 223,822 214,130
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.076728 $1.180993 $1.041313 $1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637	$1.292660 $1.076728 $1.180993 $1.041313 $1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907	79,113.966 77,093.170 74,065.345 71,891.851 68,156.913 53,254.746 61,935.462 85,138 323,710 332,226
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.459133 $1.492689 $1.444217 $1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836	$1.559554 $1.459133 $1.492689 $1.444217 $1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459	2,007,528.776 2,059,048.940 2,353,443.424 2,611,984.819 2,772,429.503 3,008,610.414 3,008,733.158 4,211,713 3,671,385 4,579,432
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.186795 $1.237473 $1.121679 $1.106365 $1.147274 $1.121184 $1.060225 $1.005379 $0.000000	$1.303830 $1.186795 $1.237473 $1.121679 $1.106365 $1.147274 $1.121184 $1.060225 $1.005379	41,813.105 43,720.308 47,766.131 90,619.574 96,346.334 97,901.946 84,019.276 156,365 70,841
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 12, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.303997 $1.403933 $1.181525 $1.173174 $1.270885 $1.246566 $1.083331 $0.988642 $0.000000	$1.434154 $1.303997 $1.403933 $1.181525 $1.173174 $1.270885 $1.246566 $1.083331 $0.988642	96,551.443 104,446.158 128,079.623 211,104.809 231,567.486 401,897.879 349,183.948 563,451 817,314
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.181128 $1.248000 $1.094496 $1.084464 $1.147083 $1.120885 $1.021367 $1.000000	$1.296373 $1.181128 $1.248000 $1.094496 $1.084464 $1.147083 $1.120885 $1.021367	1,844.517 1,860.570 1,877.900 1,895.114 62,011.089 136,366.460 288,431.224 72,732
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.311684 $3.794966 $3.333610 $2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853	$4.086559 $3.311684 $3.794966 $3.333610 $2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527	914,867.978 925,145.823 1,094,297.856 1,311,910.191 1,531,985.881 1,788,096.702 2,012,992.038 1,238,405 1,506,730 1,852,836
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.972664 $3.246391 $2.693669 $2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651	$3.886911 $2.972664 $3.246391 $2.693669 $2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843	321,700.102 334,699.323 367,840.964 375,452.188 413,287.618 487,794.895 820,413.450 562,194 554,126 1,094,480
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.538815 $2.571594 $2.020496 $1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773	$3.502422 $2.538815 $2.571594 $2.020496 $1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035	1,023,186.848 1,082,490.896 1,290,853.172 1,466,501.615 1,611,190.480 1,819,079.383 2,228,223.236 2,308,819 2,808,294 2,590,586
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 1, 2019, TA BlackRock Smart Beta 40 was renamed TA BlackRock iShares Edge 40.
(4)	Effective May1, 2020, TA Greystone International Growth was renamed TA International Growth.
(5)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.
90

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
91

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (Adjusted Policy Value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no surrender charges are assumed.
92

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, the Company will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
93

APPENDIX
Death Benefit
Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2) divided by (3), where:
(1)	is the amount of the gross partial surrender;
(2)	is the value of the current death proceeds immediately prior to the gross partial surrender;
(3)	is the policy value immediately prior to the gross partial surrender.
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1
Assumed Facts for Example
Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$ 0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
** The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.
Example 2
Assumed Facts for Example
Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$ 0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	=$15,556
Reduction in policy value	=$15,556
* This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
** The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.
94

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 5% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$105,000
2	18%	$100,000	$110,093	$110,250
3	15%	$100,000	$124,955	$124,431
4	-7%	$100,000	$124,955	$124,431
5	2%	$100,000	$124,955	$127,628
6	10%	$100,000	$124,955	$134,010
7	14%	$100,000	$140,257	$140,710
8	-3%	$100,000	$140,257	$147,746
9	17%	$100,000	$154,706	$155,133
10	6%	$100,000	$161,668	$162,889
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.
** For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).
95

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Beneficiary Earnings Enhancement - Extra II rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
96

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
97

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
98

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
99

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
100

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
101

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
102

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
103

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
104

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the National versions of these riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefits
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ISFL	Income SelectSM for Life
Abbreviation	Definition
MAWA	Maximum Annual Withdrawal Amount
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
105

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
106

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
107

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
108

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 13 0105	RGMB 16 0905 (Growth Only) RGMB 17 0905 (Growth and Death)	RGMB 19 0106 (w/o IE) RGMB 21 0106 (with IE)
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

109

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.
110

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” appendix for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.
111

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004
Rider Form Number[1]	RGMB 2 0703 (2003)	RGMB 5 0504 (2004)
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
112

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee..........................................................0.60%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life
(prior to 11/4/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.25%
IE Benefit Fee.................................................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.20%
IE Benefit Fee.................................................0.30%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each Rider Anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
113

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy
Franklin Templeton VIP Founding Funds Allocation Fund
TA Aegon Government Money Market
TA Aegon US Government Securities
TA BlackRock iShares Edge 40
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced Fund
TA PIMCO Total Return
TA QS Investors Active Asset Allocation – Conservative
TA QS Investors Active Asset Allocation - Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy
Franklin Templeton VIP Founding Funds Allocation Fund
TA Aegon Government Money Market
TA Aegon US Government Securities
TA BlackRock iShares Edge 40
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced Fund
TA PIMCO Total Return
TA QS Investors Active Asset Allocation – Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts
Allocation Methods	N/A	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
Age 1st WDJoint Life WD%

 0-58..........................................................0.0%
 59-69........................................................4.5%
 70-79........................................................5.5%
 80+...........................................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
114

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow the company to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
115

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®[3]	Retirement Income Choice® with Double Withdrawal Base Benefit[3]
Rider Form Number[1]	RGMB 28 0108 (w/o IE) RGMB 30 0108 (with IE)	RGMB 32 0708 (w/o IE) RGMB 34 0708 (with IE)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
116

STATEMENT OF ADDITIONAL INFORMATION
WRL FREEDOM PREMIER® III VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA U
Offered by
TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Transamerica Premier Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2020, by calling (800) 851-9777, or write us at: Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2020

ii

GLOSSARY OF TERMS
Accumulation Unit—An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value—The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office—Transamerica Premier Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
Business Day—A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in your policy.
Cash Value - The adjusted policy value less any applicable surrender charge.
Code—The Internal Revenue Code of 1986, as amended.
Enrollment Form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment—A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum.
Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account—One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider.
Guaranteed Period Options—The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred.
Nonqualified Policy—A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value—On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus

•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment—An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge—A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments—Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the

Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.65% on an annual basis; On a daily basis, this equals 0.000044838.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000044838 = Z = 1.014867443
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard formatexcept that the surrender charge percentage will be assumed to be 0%
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formulaexcept that the surrender charge percentage will be assumed to be 0%
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2019, 2018 and 2017 the amounts paid to TCI in connection with all policies sold through the separate account were $4,530,767, $5,124,361 and $5,875,039, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA U as of December 31, 2019 and for the years ended December 31, 2019 and 2018, and the statutory-basis financial statements and schedules of Transamerica Premier Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA U, which are available for investment by WRL Freedom Premier® III Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Premier Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2019.
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218 $1.230654	$1.992991 $1.725701 $1.887478 $1.670691 $1.637099 $1.654171 $1.580665 $1.391388 $1.256225 $1.326218	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.584612 $1.628832 $1.587637 $1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501 $1.098521	$1.744109 $1.584612 $1.628832 $1.587637 $1.487764 $1.517413 $1.514603 $1.406273 $1.258849 $1.251501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.098624 $2.250468 $1.893382 $1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376 $0.965473	$2.691752 $2.098624 $2.250468 $1.893382 $1.733230 $1.751537 $1.579326 $1.223024 $1.080544 $1.084376	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619 $1.257960	$2.033999 $1.740347 $1.969272 $1.802125 $1.632507 $1.781209 $1.773400 $1.466827 $1.303046 $1.355619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 3,090 3,119
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.750060 $0.941337 $0.723608 $0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944 $0.847396	$0.927423 $0.750060 $0.941337 $0.723608 $0.734428 $0.827883 $0.859165 $0.763351 $0.675328 $0.944944	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.015990 $1.260561 $1.047186 $0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896 $0.838715	$1.170836 $1.015990 $1.260561 $1.047186 $0.902721 $1.071295 $1.076191 $0.928241 $0.874124 $1.064896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.326038 $1.443444 $1.235423 $1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583 $0.708272	$1.673041 $1.326038 $1.443444 $1.235423 $1.150753 $1.180898 $1.082174 $0.851928 $0.764191 $0.780583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.072201 $2.104065 $1.815676 $1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413 $0.785465	$2.528410 $2.072201 $2.104065 $1.815676 $1.780108 $1.736925 $1.577673 $1.152209 $0.964042 $0.933413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.645249 $0.777999 $0.596337 $0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070 $0.888770	$0.784754 $0.645249 $0.777999 $0.596337 $0.548715 $0.678300 $0.717428 $0.783158 $0.750756 $0.955070	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.720230 $0.856879 $0.731130 $0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383 $0.728925	$0.830486 $0.720230 $0.856879 $0.731130 $0.692708 $0.793975 $0.887818 $0.745589 $0.653280 $0.732383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.567556 $0.618882 $0.582852 $0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525 $0.991504	$0.542604 $0.567556 $0.618882 $0.582852 $0.632404 $0.717846 $0.838983 $0.874615 $0.900461 $0.945525	0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.829553 $0.946178 $0.817723 $0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236 $0.469849	$1.057916 $0.829553 $0.946178 $0.817723 $0.724297 $0.751094 $0.679470 $0.525504 $0.430411 $0.510236	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.808747 $0.822763 $0.840235 $0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466 $0.973768	$0.797831 $0.808747 $0.822763 $0.840235 $0.858080 $0.876327 $0.894989 $0.914054 $0.933636 $0.953466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.637126 $0.772666 $0.647996 $0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370 $0.669316	$0.743910 $0.637126 $0.772666 $0.647996 $0.668083 $0.707373 $0.786346 $0.672212 $0.592352 $0.706370	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.748960 $0.865910 $0.746698 $0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017 $0.569417	$0.879827 $0.748960 $0.865910 $0.746698 $0.759575 $0.733304 $0.725656 $0.500045 $0.415501 $0.521017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.360923 $1.595575 $1.436770 $1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392 $0.763677	$1.645716 $1.360923 $1.595575 $1.436770 $1.241749 $1.327519 $1.259718 $0.983858 $0.869927 $0.927392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.321820 $2.417226 $1.893840 $1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815 $0.887035	$3.107191 $2.321820 $2.417226 $1.893840 $1.837845 $1.747118 $1.525279 $1.160352 $1.019881 $1.026815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.631619 $0.808859 $0.853282 $0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668 $0.759572	$0.670979 $0.631619 $0.808859 $0.853282 $0.701847 $0.935634 $1.072300 $0.882846 $0.876529 $0.875668	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.584533 $1.725787 $1.597350 $1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171	$1.768972 $1.584533 $1.725787 $1.597350 $1.694888 $1.657677 $1.418658 $1.100952 $1.005543 $0.884437 $0.899171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.359977 $0.425013 $0.412353 $0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066 $1.055125	$0.514443 $0.359977 $0.425013 $0.412353 $0.270313 $0.411230 $0.551777 $0.908322 $1.085918 $1.373066	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.254506 $0.230944 $0.326918 $0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711 $0.534313	$0.196841 $0.254506 $0.230944 $0.326918 $0.398682 $0.365191 $0.384303 $0.393474 $0.462286 $0.426711	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.349426 $0.309136 $0.397872 $0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382 $0.905776	$0.282490 $0.349426 $0.309136 $0.397872 $0.431867 $0.458490 $0.455590 $0.589164 $0.753851 $0.756382	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.125023 $0.131527 $0.179729 $0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102 $0.817971	$0.088050 $0.125023 $0.131527 $0.179729 $0.204119 $0.239783 $0.303838 $0.439645 $0.553120 $0.631102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.172327 $0.159474 $0.189846 $0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410 $0.867489	$0.133637 $0.172327 $0.159474 $0.189846 $0.247333 $0.254749 $0.286688 $0.425997 $0.537044 $0.603410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.214362 $1.424263 $1.293993 $1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555 $0.704425	$1.469396 $1.214362 $1.424263 $1.293993 $1.104379 $1.202787 $1.198945 $0.892755 $0.794826 $0.860555	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.329309 $1.583112 $1.473914 $1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672 $0.730891	$1.594966 $1.329309 $1.583112 $1.473914 $1.169094 $1.302022 $1.256931 $0.932593 $0.820218 $0.873672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.841775 $1.012994 $1.057176 $0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988 $0.641912	$0.945757 $0.841775 $1.012994 $1.057176 $0.887610 $0.893115 $0.907190 $0.826900 $0.725007 $0.726988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.478008 $1.596547 $1.489460 $1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166 $1.043758	$1.710544 $1.478008 $1.596547 $1.489460 $1.526089 $1.652112 $1.237327 $1.562575 $1.580941 $1.125166	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.131070 $1.581933 $1.290616 $0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749 $0.401692	$1.631330 $1.131070 $1.581933 $1.290616 $0.944384 $1.108535 $1.074573 $0.588046 $0.463844 $0.583749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.419255 $1.409290 $1.301074 $1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614 $0.788283	$1.707209 $1.419255 $1.409290 $1.301074 $1.154858 $1.260388 $1.022744 $0.921987 $0.940586 $0.817614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.700946 $1.786095 $1.701657 $1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643 $1.186292	$1.897815 $1.700946 $1.786095 $1.701657 $1.511401 $1.613262 $1.590604 $1.528105 $1.333148 $1.302643	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090	$1.173377 $1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 4,661 4,705
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760 $1.117090	$1.173377 $1.127058 $1.151270 $1.148832 $1.171823 $1.199118 $1.173037 $1.228820 $1.197133 $1.139760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.846529 $2.136104 $1.878855 $1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224 $1.081516	$2.233798 $1.846529 $2.136104 $1.878855 $1.674787 $1.778966 $1.623439 $1.276367 $1.169776 $1.166224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751286 $1.995184 $1.835774 $1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102 $1.344944	$2.141074 $1.751286 $1.995184 $1.835774 $1.867305 $1.924228 $1.734942 $1.708885 $1.396891 $1.518102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.848151 $0.859296 $0.877675 $0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872 $1.018251	$0.844565 $0.848151 $0.859296 $0.877675 $0.896448 $0.915676 $0.935312 $0.955372 $0.975988 $0.996872	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 40,265 40,647
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.246642 $1.332604 $1.242853 $1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895 $1.074255	$1.404709 $1.246642 $1.332604 $1.242853 $1.244742 $1.276859 $1.238002 $1.183134 $1.142493 $1.147895	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.058611 $1.131435 $1.034800 $1.007539 $1.030493 $1.003033	$1.213019 $1.058611 $1.131435 $1.034800 $1.007539 $1.030493	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.942186 $1.173159 $0.943657 $0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929 $0.817640	$1.175104 $0.942186 $1.173159 $0.943657 $0.965181 $0.988333 $1.067339 $0.925788 $0.776043 $0.882929	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.313280 $1.342550 $1.174749 $1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274 $0.985097	$1.565577 $1.313280 $1.342550 $1.174749 $1.152467 $1.175813 $1.113878 $0.956003 $0.868145 $0.994274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.049753 $2.125057 $1.686067 $1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301 $1.128928	$2.735586 $2.049753 $2.125057 $1.686067 $1.762832 $1.900781 $1.946738 $1.432400 $1.345307 $1.476301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355090 $1.446298 $1.312403 $1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129 $1.124923	$1.506315 $1.355090 $1.446298 $1.312403 $1.285228 $1.341632 $1.344279 $1.258742 $1.199616 $1.197129	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.583047 $1.811152 $1.487446 $1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966 $1.059340	$1.950523 $1.583047 $1.811152 $1.487446 $1.435756 $1.498346 $1.494157 $1.207599 $1.097686 $1.188966	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.567622 $1.728028 $1.477118 $1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734 $1.119357	$1.838309 $1.567622 $1.728028 $1.477118 $1.419993 $1.488022 $1.483703 $1.273149 $1.178414 $1.231734	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 11,196 11,303
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.493586 $1.612124 $1.418089 $1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505 $1.144970	$1.698709 $1.493586 $1.612124 $1.418089 $1.376174 $1.441465 $1.435014 $1.294563 $1.212106 $1.234505	0.000 0.000 0.000 0.000 0.000 0.000 0..000 0 3,358 3,390
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.287631 $1.316675 $1.300430 $1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565 $1.181000	$1.364577 $1.287631 $1.316675 $1.300430 $1.301501 $1.325048 $1.287826 $1.344136 $1.310863 $1.248565	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.006898 $2.186899 $1.848862 $1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957 $0.960504	$2.567581 $2.006898 $2.186899 $1.848862 $1.699496 $1.742212 $1.561526 $1.207170 $1.062286 $1.079957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429 $0.860268	$1.110259 $0.964326 $1.118394 $0.940450 $0.950387 $0.989479 $1.018790 $0.925351 $0.840438 $0.928429	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 9,893 9,987
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.107004 $1.168173 $1.099674 $1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770 $0.992719	$1.212814 $1.107004 $1.168173 $1.099674 $1.078061 $1.105683 $1.062703 $1.031007 $0.980096 $0.967770	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.089963 $1.151696 $1.064928 $1.095093 $1.142360 $1.075675 $1.004616 $1.000000	$1.238414 $1.089963 $1.151696 $1.064928 $1.095093 $1.142360 $1.075675 $1.004616	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.140418 $1.222953 $1.103435 $1.138344 $1.198163 $1.131395 $0.999685 $1.000000	$1.304293 $1.140418 $1.222953 $1.103435 $1.138344 $1.198163 $1.131395 $0.999685	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651 $0.928956	$1.359283 $1.200643 $1.285025 $1.157070 $1.139129 $1.184583 $1.157401 $1.060992 $0.999957 $1.006651	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541 $0.997500	$1.362545 $1.240597 $1.314701 $1.209454 $1.187010 $1.220927 $1.185061 $1.126394 $1.079305 $1.068541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 3,843 3,879

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745 $0.866647	$1.430207 $1.223478 $1.346309 $1.160760 $1.132755 $1.199254 $1.178251 $1.013286 $0.927966 $0.958745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 9,488 9,578
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.166305 $1.224961 $1.129340 $1.107478 $1.169191 $1.105396 $0.987937 $1.000000	$1.353895 $1.166305 $1.224961 $1.129340 $1.107478 $1.169191 $1.105396 $0.987937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.717832 $2.608727 $1.859898 $1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722 $0.922505	$3.285114 $2.717832 $2.608727 $1.859898 $1.948558 $1.785952 $1.724540 $1.191192 $1.056328 $1.147722	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.984492 $2.109752 $1.893370 $1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954 $1.086724	$2.360334 $1.984492 $2.109752 $1.893370 $1.796746 $1.836536 $1.697795 $1.472806 $1.338683 $1.317954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.024076 $1.124211 $1.024930 $0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867 $1.019905	$1.199778 $1.024076 $1.124211 $1.024930 $0.993462 $1.041332 $0.986468 $0.900943 $0.911464 $0.963867	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.981978 $1.057650 $0.978599 $0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988 $1.021652	$1.130174 $0.981978 $1.057650 $0.978599 $0.952183 $0.993281 $0.933223 $0.881399 $0.886923 $0.978988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.993217 $1.099128 $0.977728 $0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054 $1.020574	$1.181903 $0.993217 $1.099128 $0.977728 $0.952300 $1.007606 $0.967421 $0.846045 $0.858399 $0.992054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.277992 $1.319065 $1.287549 $1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056 $1.175967	$1.353914 $1.277992 $1.319065 $1.287549 $1.283400 $1.304246 $1.276874 $1.341426 $1.276905 $1.231056	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 8,043 8,119
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.114866 $1.172864 $1.072548 $1.067282 $1.116591 $1.100898 $1.050298 $1.004866 $0.000000	$1.214008 $1.114866 $1.172864 $1.072548 $1.067282 $1.116591 $1.100898 $1.050298 $1.004866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.224962 $1.330644 $1.129768 $1.131739 $1.236897 $1.224019 $1.073184 $0.988136 $0.000000	$1.335346 $1.224962 $1.330644 $1.129768 $1.131739 $1.236897 $1.224019 $1.073184 $0.988136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.113437 $1.186998 $1.050225 $1.049818 $1.120303 $1.104454 $1.015345 $1.000000	$1.211307 $1.113437 $1.186998 $1.050225 $1.049818 $1.120303 $1.104454 $1.015345	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.908488 $3.362749 $2.980110 $2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725 $1.406519	$3.557399 $2.908488 $3.362749 $2.980110 $2.519766 $2.646291 $2.576106 $1.934372 $1.702992 $1.790725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.603691 $2.868888 $2.401530 $2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227 $1.025008	$3.374476 $2.603691 $2.868888 $2.401530 $2.209889 $2.209791 $2.124643 $1.510310 $1.336899 $1.345227	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.223655 $2.272516 $1.801330 $1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.1789969 $1.025127	$3.040624 $2.223655 $2.272516 $1.801330 $1.794352 $1.719276 $1.584590 $1.225013 $1.108874 $1.178999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.742891 $1.904413 $1.684037 $1.648569 $1.664132 $1.588633 $1.397035 $1.260087 $1.328998 $1.232022	$2.014812 $1.742891 $1.904413 $1.684037 $1.648569 $1.664132 $1.588633 $1.397035 $1.260087 $1.328998	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.602179 $1.645274 $1.602107 $1.499871 $1.528269 $1.523969 $1.413591 $1.264159 $1.255559 $1.101002	$1.765164 $1.602179 $1.645274 $1.602107 $1.499871 $1.528269 $1.523969 $1.413591 $1.264159 $1.255559	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.129668 $2.281525 $1.917639 $1.753729 $1.770517 $1.594878 $1.233853 $1.089034 $1.091833 $0.971156	$2.734241 $2.129668 $2.281525 $1.917639 $1.753729 $1.770517 $1.594878 $1.233853 $1.089034 $1.091833	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.757657 $1.986901 $1.816499 $1.643926 $1.791914 $1.782312 $1.472757 $1.307037 $1.358449 $1.259368	$2.056245 $1.757657 $1.986901 $1.816499 $1.643926 $1.791914 $1.782312 $1.472757 $1.307037 $1.358449	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.758476 $0.950954 $0.730280 $0.740465 $0.833865 $0.864527 $0.767365 $0.678210 $0.948034 $0.849336	$0.938756 $0.758476 $0.950954 $0.730280 $0.740465 $0.833865 $0.864527 $0.767365 $0.678210 $0.948034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.027339 $1.273392 $1.056807 $0.910133 $1.079025 $1.082898 $0.933103 $0.877837 $1.068371 $0.840623	$1.185072 $1.027339 $1.273392 $1.056807 $0.910133 $1.079025 $1.082898 $0.933103 $0.877837 $1.068371	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.341044 $1.458355 $1.246981 $1.160379 $1.189617 $1.089103 $0.856555 $0.767599 $0.783298 $0.710038	$1.693635 $1.341044 $1.458355 $1.246981 $1.160379 $1.189617 $1.089103 $0.856555 $0.767599 $0.783298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.095295 $2.125417 $1.832317 $1.794676 $1.749438 $1.587488 $1.158238 $0.968142 $0.936465 $0.787258	$2.559095 $2.095295 $2.125417 $1.832317 $1.794676 $1.749438 $1.587488 $1.158238 $0.968142 $0.936465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.652484 $0.785951 $0.601852 $0.553237 $0.683215 $0.721917 $0.787290 $0.753977 $0.958226 $0.890829	$0.794333 $0.652484 $0.785951 $0.601852 $0.553237 $0.683215 $0.721917 $0.787290 $0.753977 $0.958226	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.728264 $0.865580 $0.737839 $0.698382 $0.799701 $0.893343 $0.749488 $0.656048 $0.734773 $0.730594	$0.840578 $0.728264 $0.865580 $0.737839 $0.698382 $0.799701 $0.893343 $0.749488 $0.656048 $0.734773	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.573875 $0.625166 $0.588189 $0.637572 $0.723016 $0.844207 $0.879193 $0.904282 $0.948612 $0.993768	$0.549186 $0.573875 $0.625166 $0.588189 $0.637572 $0.723016 $0.844207 $0.879193 $0.904282 $0.948612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.838826 $0.955808 $0.825236 $0.730232 $0.756509 $0.683714 $0.528270 $0.432249 $0.511906 $0.470920	$1.070793 $0.838826 $0.955808 $0.825236 $0.730232 $0.756509 $0.683714 $0.528270 $0.432249 $0.511906	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.817940 $0.831341 $0.848163 $0.865326 $0.882854 $0.900767 $0.919047 $0.937806 $0.956793 $0.976214	$0.807689 $0.817940 $0.831341 $0.848163 $0.865326 $0.882854 $0.900767 $0.919047 $0.937806 $0.956793	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.644271 $0.780578 $0.653990 $0.673594 $0.712498 $0.791264 $0.675758 $0.594892 $0.708696 $0.670861	$0.752987 $0.644271 $0.780578 $0.653990 $0.673594 $0.712498 $0.791264 $0.675758 $0.594892 $0.708696	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 55
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.757301 $0.874690 $0.753533 $0.765779 $0.738579 $0.730169 $0.502659 $0.417263 $0.522717 $0.570723	$0.890490 $0.757301 $0.874690 $0.753533 $0.765779 $0.738579 $0.730169 $0.502659 $0.417263 $0.522717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.376043 $1.611714 $1.449890 $1.251871 $1.337038 $1.267506 $0.988973 $0.873594 $0.930398 $0.765394	$1.665630 $1.376043 $1.611714 $1.449890 $1.251871 $1.337038 $1.267506 $0.988973 $0.873594 $0.930398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.348088 $2.442171 $1.911520 $1.853202 $1.760004 $1.535041 $1.166634 $1.024392 $1.030362 $0.889228	$3.145423 $2.348088 $2.442171 $1.911520 $1.853202 $1.760004 $1.535041 $1.166634 $1.024392 $1.030362	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.638666 $0.817084 $0.861118 $0.707603 $0.942393 $1.078981 $0.887478 $0.880264 $0.878539 $0.761314	$0.679134 $0.638666 $0.817084 $0.861118 $0.707603 $0.942393 $1.078981 $0.887478 $0.880264 $0.878539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.602204 $1.743316 $1.612002 $1.708763 $1.669617 $1.427486 $1.106707 $1.009806 $0.887315 $0.901216	$1.790459 $1.602204 $1.743316 $1.612002 $1.708763 $1.669617 $1.427486 $1.106707 $1.009806 $0.887315	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 36
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.363985 $0.429322 $0.416138 $0.272522 $0.414192 $0.555207 $0.913080 $1.090543 $1.377554 $1.057536	$0.520679 $0.363985 $0.429322 $0.416138 $0.272522 $0.414192 $0.555207 $0.913080 $1.090543 $1.377554	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.257361 $0.233297 $0.329931 $0.401956 $0.367829 $0.386696 $0.395535 $0.464248 $0.428102 $0.535530	$0.199244 $0.257361 $0.233297 $0.329931 $0.401956 $0.367829 $0.386696 $0.395535 $0.464248 $0.428102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.353338 $0.312293 $0.401543 $0.435428 $0.461813 $0.458439 $0.592259 $0.757070 $0.758861 $0.907848	$0.285930 $0.353338 $0.312293 $0.401543 $0.435428 $0.461813 $0.458439 $0.592259 $0.757070 $0.758861	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.126413 $0.132860 $0.181373 $0.205792 $0.241517 $0.305724 $0.441942 $0.555457 $0.633151 $0.819830	$0.089128 $0.126413 $0.132860 $0.181373 $0.205792 $0.241517 $0.305724 $0.441942 $0.555457 $0.633151	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.174284 $0.161133 $0.191643 $0.249424 $0.256650 $0.288543 $0.428309 $0.539432 $0.605498 $0.869638	$0.135284 $0.174284 $0.161133 $0.191643 $0.249424 $0.256650 $0.288543 $0.428309 $0.539432 $0.605498	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.228161 $1.439036 $1.306142 $1.113656 $1.211712 $1.206659 $0.897622 $0.798362 $0.863538 $0.706177	$1.487559 $1.228161 $1.439036 $1.306142 $1.113656 $1.211712 $1.206659 $0.897622 $0.798362 $0.863538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 666
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.344151 $1.599210 $1.487457 $1.178689 $1.311419 $1.264775 $0.937494 $0.823730 $0.876543 $0.732579	$1.614358 $1.344151 $1.599210 $1.487457 $1.178689 $1.311419 $1.264775 $0.937494 $0.823730 $0.876543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 132
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.851189 $1.023317 $1.066897 $0.894904 $0.899558 $0.912837 $0.831226 $0.728081 $0.729355 $0.643376	$0.957274 $0.851189 $1.023317 $1.066897 $0.894904 $0.899558 $0.912837 $0.831226 $0.728081 $0.729355	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.494457 $1.612722 $1.503089 $1.538555 $1.663978 $1.244991 $1.570704 $1.587604 $1.128814 $1.046129	$1.731268 $1.494457 $1.612722 $1.503089 $1.538555 $1.663978 $1.244991 $1.570704 $1.587604 $1.128814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 445
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.143658 $1.597965 $1.302423 $0.952094 $1.116490 $1.081215 $0.591108 $0.465799 $0.585642 $0.402615	$1.651103 $1.143658 $1.597965 $1.302423 $0.952094 $1.116490 $1.081215 $0.591108 $0.465799 $0.585642	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.435150 $1.423670 $1.313067 $1.164367 $1.269526 $1.029156 $0.926852 $0.944617 $0.820310 $0.790105	$1.728027 $1.435150 $1.423670 $1.313067 $1.164367 $1.269526 $1.029156 $0.926852 $0.944617 $0.820310	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 39
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.726053 $1.810681 $1.723404 $1.529222 $1.630688 $1.606206 $1.541578 $1.343588 $1.311560 $1.193235	$1.927715 $1.726053 $1.810681 $1.723404 $1.529222 $1.630688 $1.606206 $1.541578 $1.343588 $1.311560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.143681 $1.167095 $1.163494 $1.185627 $1.212057 $1.184527 $1.239638 $1.206498 $1.147556 $1.123622	$1.191849 $1.143681 $1.167095 $1.163494 $1.185627 $1.212057 $1.184527 $1.239638 $1.206498 $1.147556	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.873826 $2.165541 $1.902904 $1.694571 $1.798222 $1.639404 $1.287646 $1.178959 $1.174226 $1.087864	$2.269038 $1.873826 $2.165541 $1.902904 $1.694571 $1.798222 $1.639404 $1.287646 $1.178959 $1.174226	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.777125 $2.022635 $1.859211 $1.889304 $1.944999 $1.751966 $1.723955 $1.407820 $1.528478 $1.352815	$2.174786 $1.777125 $2.022635 $1.859211 $1.889304 $1.944999 $1.751966 $1.723955 $1.407820 $1.528478	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 126
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.860693 $0.871123 $0.888891 $0.907022 $0.925571 $0.944497 $0.963809 $0.983628 $1.003692 $1.024222	$0.857896 $0.860693 $0.871123 $0.888891 $0.907022 $0.925571 $0.944497 $0.963809 $0.983628 $1.003692	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.265045 $1.350943 $1.258729 $1.259406 $1.290643 $1.250139 $1.193567 $1.151426 $1.155729 $1.080539	$1.426843 $1.265045 $1.350943 $1.258729 $1.259406 $1.290643 $1.250139 $1.193567 $1.151426 $1.155729	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.063454 $1.135500 $1.037507 $1.009191 $1.031167 $1.003035	$1.219764 $1.063454 $1.135500 $1.037507 $1.009191 $1.031167	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.953058 $1.185520 $0.952674 $0.973450 $0.995818 $1.074364 $0.930970 $0.779618 $0.886119 $0.819790	$1.189838 $0.953058 $1.185520 $0.952674 $0.973450 $0.995818 $1.074364 $0.930970 $0.779618 $0.886119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 3,049
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.325111 $1.353307 $1.183013 $1.159444 $1.181768 $1.118415 $0.958953 $0.869964 $0.995378 $0.985214	$1.581219 $1.325111 $1.353307 $1.183013 $1.159444 $1.181768 $1.118415 $0.958953 $0.869964 $0.995378	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.080027 $2.154321 $1.707618 $1.783615 $1.921309 $1.965840 $1.445045 $1.355848 $1.486420 $1.135553	$2.778709 $2.080027 $2.154321 $1.707618 $1.783615 $1.921309 $1.965840 $1.445045 $1.355848 $1.486420	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 1227
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.375128 $1.466249 $1.329197 $1.300405 $1.356150 $1.357495 $1.269876 $1.209043 $1.205351 $1.131540	$1.530088 $1.375128 $1.466249 $1.329197 $1.300405 $1.356150 $1.357495 $1.269876 $1.209043 $1.205351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.606421 $1.836090 $1.506456 $1.452704 $1.514556 $1.508837 $1.218268 $1.106300 $1.197122 $1.065562	$1.981261 $1.606421 $1.836090 $1.506456 $1.452704 $1.514556 $1.508837 $1.218268 $1.106300 $1.197122	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.590764 $1.751815 $1.495983 $1.436726 $1.504084 $1.498254 $1.284382 $1.187651 $1.240171 $1.125926	$1.867278 $1.590764 $1.751815 $1.495983 $1.436726 $1.504084 $1.498254 $1.284382 $1.187651 $1.240171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.515684 $1.634365 $1.436254 $1.392432 $1.457061 $1.449116 $1.305998 $1.221615 $1.242969 $1.151689	$1.725515 $1.515684 $1.634365 $1.436254 $1.392432 $1.457061 $1.449116 $1.305998 $1.221615 $1.242969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.306678 $1.334830 $1.317076 $1.316880 $1.339394 $1.300495 $1.356035 $1.321166 $1.257147 $1.187949	$1.386124 $1.306678 $1.334830 $1.317076 $1.316880 $1.339394 $1.300495 $1.356035 $1.321166 $1.257147	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.036487 $2.216960 $1.872453 $1.719497 $1.760994 $1.576825 $1.217807 $1.070596 $1.087343 $0.966115	$2.607991 $2.036487 $2.216960 $1.872453 $1.719497 $1.760994 $1.576825 $1.217807 $1.070596 $1.087343	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 1,208
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371	$1.125228 $0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.123306 $1.184201 $1.113689 $1.090746 $1.117602 $1.073120 $1.040093 $0.987752 $0.974380 $0.998525	$1.231883 $1.123306 $1.184201 $1.113689 $1.090746 $1.117602 $1.073120 $1.040093 $0.987752 $0.974380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.247712 $1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.314110 $1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.213252 $1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482	$1.374892 $1.213252 $1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	$1.376101 $1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.236326 $1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056	$1.446640 $1.236326 $1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.173517 $1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214 $1.000000	$1.363611 $1.173517 $1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.757926 $2.644606 $1.883646 $1.971514 $1.805226 $1.741444 $1.201692 $1.064594 $1.155579 $0.927916	$3.336824 $2.757926 $2.644606 $1.883646 $1.971514 $1.805226 $1.741444 $1.201692 $1.064594 $1.155579	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.013882 $2.138885 $1.917631 $1.817994 $1.856434 $1.714509 $1.485846 $1.349208 $1.327020 $1.093131	$2.397631 $2.013882 $2.138885 $1.917631 $1.817994 $1.856434 $1.714509 $1.485846 $1.349208 $1.327020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.033287 $1.133210 $1.032133 $0.999460 $1.046595 $0.990479 $0.903720 $0.913367 $0.964928 $1.020020	$1.211751 $1.033287 $1.133210 $1.032133 $0.999460 $1.046595 $0.990479 $0.903720 $0.913367 $0.964928	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.990754 $1.066056 $0.985418 $0.957880 $0.998254 $0.936977 $0.884088 $0.888751 $0.980047 $1.021771	$1.141389 $0.990754 $1.066056 $0.985418 $0.957880 $0.998254 $0.936977 $0.884088 $0.888751 $0.980047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.002111 $1.107886 $0.984558 $0.958016 $1.012654 $0.971311 $0.848611 $0.860159 $0.993124 $1.020687	$1.193654 $1.002111 $1.107886 $0.984558 $0.958016 $1.012654 $0.971311 $0.848611 $0.860159 $0.993124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.296890 $1.337252 $1.304017 $1.298547 $1.318347 $1.289420 $1.353286 $1.286932 $1.239507 $1.182878	$1.375273 $1.296890 $1.337252 $1.304017 $1.298547 $1.318347 $1.289420 $1.353286 $1.286932 $1.239507	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 2,036
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.122601 $1.179839 $1.077871 $1.071534 $1.119943 $1.103132 $1.051397 $1.004924 $0.000000	$1.223636 $1.122601 $1.179839 $1.077871 $1.071534 $1.119943 $1.103132 $1.051397 $1.004924	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.233457 $1.338557 $1.135386 $1.136244 $1.240612 $1.226491 $1.074298 $0.988192 $0.000000	$1.345911 $1.233457 $1.338557 $1.135386 $1.136244 $1.240612 $1.226491 $1.074298 $0.988192	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.220404 $1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.950564 $3.408051 $3.017311 $2.548721 $2.674080 $2.600608 $1.950865 $1.715815 $1.802444 $1.414341	$3.612412 $2.950564 $3.408051 $3.017311 $2.548721 $2.674080 $2.600608 $1.950865 $1.715815 $1.802444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.641993 $2.908230 $2.432090 $2.235831 $2.233544 $2.145374 $1.523563 $1.347307 $1.354376 $1.030967	$3.427479 $2.641993 $2.908230 $2.432090 $2.235831 $2.233544 $2.145374 $1.523563 $1.347307 $1.354376	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 1,240
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.256562 $2.303871 $1.824400 $1.815573 $1.737906 $1.600185 $1.235868 $1.117585 $1.187100 $1.031162	$3.088640 $2.256562 $2.303871 $1.824400 $1.815573 $1.737906 $1.600185 $1.235868 $1.117585 $1.187100	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 268

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706	$2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.611119 $1.653636 $1.609455 $1.506012 $1.533778 $1.528703 $1.417291 $1.266839 $1.257606 $1.102258	$1.775881 $1.611119 $1.653636 $1.609455 $1.506012 $1.533778 $1.528703 $1.417291 $1.266839 $1.257606	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.145275 $2.297107 $1.929804 $1.763995 $1.780019 $1.602654 $1.239253 $1.093275 $1.095549 $0.973983	$2.755632 $2.145275 $2.297107 $1.929804 $1.763995 $1.780019 $1.602654 $1.239253 $1.093275 $1.095549	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066	$2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.762684 $0.955768 $0.733625 $0.743499 $0.836869 $0.867215 $0.769368 $0.679647 $0.949580 $0.850303	$0.944425 $0.762684 $0.955768 $0.733625 $0.743499 $0.836869 $0.867215 $0.769368 $0.679647 $0.949580	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 37,770
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.033098 $1.279896 $1.061680 $0.913877 $1.082936 $1.086282 $0.935566 $0.879721 $1.070141 $0.841597	$1.192292 $1.033098 $1.279896 $1.061680 $0.913877 $1.082936 $1.086282 $0.935566 $0.879721 $1.070141	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 27,056 47,102
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.348676 $1.465921 $1.252833 $1.165255 $1.194033 $1.092611 $0.858879 $0.769297 $0.784648 $0.710914	$1.704118 $1.348676 $1.465921 $1.252833 $1.165255 $1.194033 $1.092611 $0.858879 $0.769297 $0.784648	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.106984 $2.136225 $1.840732 $1.802037 $1.755743 $1.592430 $1.161272 $0.970193 $0.937986 $0.788156	$2.574634 $2.106984 $2.136225 $1.840732 $1.802037 $1.755743 $1.592430 $1.161272 $0.970193 $0.937986	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.656089 $0.789902 $0.604577 $0.555483 $0.685655 $0.724147 $0.789332 $0.755566 $0.959772 $0.891843	$0.799099 $0.656089 $0.789902 $0.604577 $0.555483 $0.685655 $0.724147 $0.789332 $0.755566 $0.959772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 18,778
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.732304 $0.869958 $0.741207 $0.701234 $0.802571 $0.896118 $0.751453 $0.657452 $0.735975 $0.731424	$0.845644 $0.732304 $0.869958 $0.741207 $0.701234 $0.802571 $0.896118 $0.751453 $0.657452 $0.735975	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.577057 $0.628321 $0.590880 $0.640166 $0.725604 $0.846813 $0.881481 $0.906186 $0.950140 $0.994893	$0.552500 $0.577057 $0.628321 $0.590880 $0.640166 $0.725604 $0.846813 $0.881481 $0.906186 $0.950140	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.843453 $0.960608 $0.828982 $0.733203 $0.759217 $0.685815 $0.529634 $0.433164 $0.512744 $0.471462	$1.077227 $0.843453 $0.960608 $0.828982 $0.733203 $0.759217 $0.685815 $0.529634 $0.433164 $0.512744	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.822576 $0.835629 $0.852122 $0.868931 $0.886097 $0.903629 $0.921520 $0.939867 $0.958425 $0.977409	$0.812664 $0.822576 $0.835629 $0.852122 $0.868931 $0.886097 $0.903629 $0.921520 $0.939867 $0.958425	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.647829 $0.784497 $0.656951 $0.676317 $0.715039 $0.793699 $0.677505 $0.596144 $0.709834 $0.671615	$0.757518 $0.647829 $0.784497 $0.656951 $0.676317 $0.715039 $0.793699 $0.677505 $0.596144 $0.709834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.761535 $0.879154 $0.757003 $0.768931 $0.741255 $0.732456 $0.503989 $0.418161 $0.523585 $0.571391	$0.895906 $0.761535 $0.879154 $0.757003 $0.768931 $0.741255 $0.732456 $0.503989 $0.418161 $0.523585	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.383830 $1.620040 $1.456661 $1.257090 $1.341951 $1.271541 $0.991625 $0.875498 $0.931957 $0.766300	$1.675869 $1.383830 $1.620040 $1.456661 $1.257090 $1.341951 $1.271541 $0.991625 $0.875498 $0.931957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.361435 $2.454841 $1.920498 $1.860993 $1.766537 $1.539977 $1.169814 $1.026676 $1.032149 $0.890338	$3.164838 $2.361435 $2.454841 $1.920498 $1.860993 $1.766537 $1.539977 $1.169814 $1.026676 $1.032149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.642228 $0.821242 $0.865079 $0.710505 $0.945784 $1.082340 $0.889797 $0.882129 $0.879971 $0.762182	$0.683255 $0.642228 $0.821242 $0.865079 $0.710505 $0.945784 $1.082340 $0.889797 $0.882129 $0.879971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,008 28,035 42,255
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.611117 $1.752145 $1.619374 $1.715738 $1.675610 $1.431900 $1.109598 $1.011940 $0.888759 $0.902241	$1.801292 $1.611117 $1.752145 $1.619374 $1.715738 $1.675610 $1.431900 $1.109598 $1.011940 $0.888759	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.366020 $0.431511 $0.418051 $0.273648 $0.415689 $0.556938 $0.915473 $1.092866 $1.379824 $1.058760	$0.523840 $0.366020 $0.431511 $0.418051 $0.273648 $0.415689 $0.556938 $0.915473 $1.092866 $1.379824	0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,551 31,672 42,355

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.258805 $0.234501 $0.331462 $0.403619 $0.369170 $0.387912 $0.396587 $0.465248 $0.428807 $0.536152	$0.200464 $0.258805 $0.234501 $0.331462 $0.403619 $0.369170 $0.387912 $0.396587 $0.465248 $0.428807	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.355283 $0.313861 $0.403359 $0.437187 $0.463454 $0.459858 $0.593800 $0.758661 $0.760087 $0.908875	$0.287645 $0.355283 $0.313861 $0.403359 $0.437187 $0.463454 $0.459858 $0.593800 $0.758661 $0.760087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.127142 $0.133554 $0.182210 $0.206632 $0.242382 $0.306671 $0.443095 $0.556640 $0.634194 $0.820778	$0.089677 $0.127142 $0.133554 $0.182210 $0.206632 $0.242382 $0.306671 $0.443095 $0.556640 $0.634194	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.175266 $0.161954 $0.192524 $0.250456 $0.257585 $0.289467 $0.429480 $0.540638 $0.606558 $0.870731	$0.136110 $0.175266 $0.161954 $0.192524 $0.250456 $0.257585 $0.289467 $0.429480 $0.540638 $0.606558	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 9,793 13,816
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.235113 $1.446472 $1.312257 $1.118315 $1.216176 $1.210502 $0.900037 $0.800124 $0.865023 $0.707047	$1.496706 $1.235113 $1.446472 $1.312257 $1.118315 $1.216176 $1.210502 $0.900037 $0.800124 $0.865023	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.351632 $1.607325 $1.494270 $1.183500 $1.316128 $1.268702 $0.939942 $0.825467 $0.877970 $0.733419	$1.624128 $1.351632 $1.607325 $1.494270 $1.183500 $1.316128 $1.268702 $0.939942 $0.825467 $0.877970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.855907 $1.028473 $1.071747 $0.898526 $0.902756 $0.915640 $0.833374 $0.729610 $0.730533 $0.644104	$0.963047 $0.855907 $1.028473 $1.071747 $0.898526 $0.902756 $0.915640 $0.833374 $0.729610 $0.730533	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.502773 $1.620912 $1.509987 $1.544859 $1.669979 $1.248877 $1.574827 $1.590999 $1.130670 $1.047333	$1.741762 $1.502773 $1.620912 $1.509987 $1.544859 $1.669979 $1.248877 $1.574827 $1.590999 $1.130670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 3,681
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.150048 $1.606095 $1.308416 $0.956009 $1.120531 $1.084609 $0.592666 $0.466795 $0.586601 $0.403075	$1.661144 $1.150048 $1.606095 $1.308416 $0.956009 $1.120531 $1.084609 $0.592666 $0.466795 $0.586601	0.000 0.000 0.000 0.000 0.000 0.000 0.000 35,617 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.443071 $1.430831 $1.319027 $1.169084 $1.274046 $1.032308 $0.929244 $0.946587 $0.821623 $0.790991	$1.738403 $1.443071 $1.430831 $1.319027 $1.169084 $1.274046 $1.032308 $0.929244 $0.946587 $0.821623	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.738779 $1.823146 $1.734415 $1.538246 $1.639517 $1.614113 $1.548405 $1.348871 $1.316065 $1.196746	$1.942877 $1.738779 $1.823146 $1.734415 $1.538246 $1.639517 $1.614113 $1.548405 $1.348871 $1.316065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.152077 $1.175093 $1.170903 $1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923	$1.201189 $1.152077 $1.175093 $1.170903 $1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.152077 $1.175093 $1.170903 $1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488 $1.126923	$1.201189 $1.152077 $1.175093 $1.170903 $1.192602 $1.218603 $1.190347 $1.245116 $1.211227 $1.151488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 2,134 34,959
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.887670 $2.180468 $1.915072 $1.704575 $1.807949 $1.647462 $1.293346 $1.183594 $1.178259 $1.091064	$2.286932 $1.887670 $2.180468 $1.915072 $1.704575 $1.807949 $1.647462 $1.293346 $1.183594 $1.178259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.790225 $2.036547 $1.871079 $1.900430 $1.955500 $1.760561 $1.731568 $1.413344 $1.533726 $1.356798	$2.191888 $1.790225 $2.036547 $1.871079 $1.900430 $1.955500 $1.760561 $1.731568 $1.413344 $1.533726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.867048 $0.877104 $0.894564 $0.912363 $0.930568 $0.949134 $0.968071 $0.987490 $1.007132 $1.027232	$0.864652 $0.867048 $0.877104 $0.894564 $0.912363 $0.930568 $0.949134 $0.968071 $0.987490 $1.007132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.274361 $1.360225 $1.266761 $1.266827 $1.297605 $1.256270 $1.198839 $1.155943 $1.159699 $1.083710	$1.438065 $1.274361 $1.360225 $1.266761 $1.266827 $1.297605 $1.256270 $1.198839 $1.155943 $1.159699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.065888 $1.137536 $1.038866 $1.010020 $1.031510 $1.003037	$1.223159 $1.065888 $1.137536 $1.038866 $1.010020 $1.031510	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.958499 $1.191710 $0.957176 $0.977570 $0.999554 $1.077865 $0.933543 $0.781392 $0.887705 $0.820859	$1.197204 $0.958499 $1.191710 $0.957176 $0.977570 $0.999554 $1.077865 $0.933543 $0.781392 $0.887705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	$1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.095358 $2.169129 $1.718516 $1.794124 $1.931676 $1.975483 $1.451419 $1.361160 $1.491515 $1.138883	$2.800562 $2.095358 $2.169129 $1.718516 $1.794124 $1.931676 $1.975483 $1.451419 $1.361160 $1.491515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,027 4,049 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.385204 $1.476260 $1.337625 $1.308009 $1.363404 $1.364088 $1.275420 $1.213728 $1.209436 $1.134820	$1.542052 $1.385204 $1.476260 $1.337625 $1.308009 $1.363404 $1.364088 $1.275420 $1.213728 $1.209436	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 11,278 110,009
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.618275 $1.848730 $1.516088 $1.461268 $1.522737 $1.516240 $1.223651 $1.110635 $1.201222 $1.068687	$1.996854 $1.618275 $1.848730 $1.516088 $1.461268 $1.522737 $1.516240 $1.223651 $1.110635 $1.201222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 727
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.602475 $1.763836 $1.505517 $1.445174 $1.512170 $1.505572 $1.290018 $1.192278 $1.244410 $1.129221	$1.881935 $1.602475 $1.763836 $1.505517 $1.445174 $1.512170 $1.505572 $1.290018 $1.192278 $1.244410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,899 224,482 244,975

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.526823 $1.645561 $1.445384 $1.400609 $1.464911 $1.456221 $1.311755 $1.226391 $1.247222 $1.155069	$1.739050 $1.526823 $1.645561 $1.445384 $1.400609 $1.464911 $1.456221 $1.311755 $1.226391 $1.247222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,903 125,027 148,972
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.316307 $1.344008 $1.325484 $1.324639 $1.346626 $1.306881 $1.362028 $1.326351 $1.261466 $1.191444	$1.397020 $1.316307 $1.344008 $1.325484 $1.324639 $1.346626 $1.306881 $1.362028 $1.326351 $1.261466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.051534 $2.232238 $1.884436 $1.729655 $1.770533 $1.584584 $1.223200 $1.074798 $1.091080 $0.968964	$2.628551 $2.051534 $2.232238 $1.884436 $1.729655 $1.770533 $1.584584 $1.223200 $1.074798 $1.091080	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938	$1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 743 314,079 411,954
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.131626 $1.192384 $1.120835 $1.097206 $1.123666 $1.078415 $1.044709 $0.991648 $0.977747 $1.001484	$1.241623 $1.131626 $1.192384 $1.120835 $1.097206 $1.123666 $1.078415 $1.044709 $0.991648 $0.977747	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235	$1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	$1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778	$1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.778193 $2.662729 $1.895628 $1.983087 $1.814935 $1.749954 $1.206967 $1.068742 $1.159505 $0.930625	$3.362995 $2.778193 $2.662729 $1.895628 $1.983087 $1.814935 $1.749954 $1.206967 $1.068742 $1.159505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.028719 $2.153581 $1.929878 $1.828716 $1.866473 $1.722931 $1.492410 $1.354501 $1.331575 $1.096341	$2.416475 $2.028719 $2.153581 $1.929878 $1.828716 $1.866473 $1.722931 $1.492410 $1.354501 $1.331575	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	$1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	$1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	$1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.306450 $1.346447 $1.312351 $1.306202 $1.325479 $1.295766 $1.359264 $1.291983 $1.243777 $1.186374	$1.386090 $1.306450 $1.346447 $1.312351 $1.306202 $1.325479 $1.295766 $1.359264 $1.291983 $1.243777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.126490 $1.183337 $1.080530 $1.073660 $1.121615 $1.104228 $1.051939 $1.004951 $0.000000	$1.228465 $1.126490 $1.183337 $1.080530 $1.073660 $1.121615 $1.104228 $1.051939 $1.004951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.237732 $1.342525 $1.138192 $1.138502 $1.242479 $1.227736 $1.074864 $0.988220 $0.000000	$1.351248 $1.237732 $1.342525 $1.138192 $1.138502 $1.242479 $1.227736 $1.074864 $0.988220	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.124363 $1.196876 $1.057423 $1.055478 $1.124700 $1.107156 $1.016339 $1.000000	$1.224991 $1.124363 $1.196876 $1.057423 $1.055478 $1.124700 $1.107156 $1.016339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.971825 $3.430912 $3.036078 $2.563326 $2.688082 $2.612945 $1.959151 $1.722258 $1.808323 $1.418265	$3.640216 $2.971825 $3.430912 $3.036078 $2.563326 $2.688082 $2.612945 $1.959151 $1.722258 $1.808323	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 20,541
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.661587 $2.928349 $2.447728 $2.249111 $2.245711 $2.156013 $1.530359 $1.352654 $1.359087 $1.034039	$3.454579 $2.661587 $2.928349 $2.447728 $2.249111 $2.245711 $2.156013 $1.530359 $1.352654 $1.359087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,547 4,572 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.273170 $2.319689 $1.836030 $1.826246 $1.747264 $1.608013 $1.241306 $1.121957 $1.191149 $1.034171	$3.112895 $2.273170 $2.319689 $1.836030 $1.826246 $1.747264 $1.608013 $1.241306 $1.121957 $1.191149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390	$2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.620155 $1.662094 $1.616893 $1.512222 $1.539334 $1.533487 $1.421028 $1.269560 $1.259683 $1.103533	$1.786721 $1.620155 $1.662094 $1.616893 $1.512222 $1.539334 $1.533487 $1.421028 $1.269560 $1.259683	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.114875 $2.263435 $1.900581 $1.736432 $1.751346 $1.576061 $1.218106 $1.074077 $1.075781 $0.955950	$2.717926 $2.114875 $2.263435 $1.900581 $1.736432 $1.751346 $1.576061 $1.218106 $1.074077 $1.075781	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784	$2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.766937 $0.960612 $0.736984 $0.746540 $0.839876 $0.869905 $0.771375 $0.681082 $0.951122 $0.851279	$0.950152 $0.766937 $0.960612 $0.736984 $0.746540 $0.839876 $0.869905 $0.771375 $0.681082 $0.951122	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.038860 $1.286406 $1.066551 $0.917624 $1.086838 $1.089659 $0.938008 $0.881581 $1.071873 $0.842555	$1.199532 $1.038860 $1.286406 $1.066551 $0.917624 $1.086838 $1.089659 $0.938008 $0.881581 $1.071873	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.356343 $1.473526 $1.258711 $1.170142 $1.198446 $1.096107 $0.861215 $0.771014 $0.786022 $0.711807	$1.714635 $1.356343 $1.473526 $1.258711 $1.170142 $1.198446 $1.096107 $0.861215 $0.771014 $0.786022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.118711 $2.147056 $1.849161 $1.809401 $1.762051 $1.597364 $1.164302 $0.972250 $0.939515 $0.789054	$2.590240 $2.118711 $2.147056 $1.849161 $1.809401 $1.762051 $1.597364 $1.164302 $0.972250 $0.939515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.659783 $0.793958 $0.607388 $0.557783 $0.688155 $0.726428 $0.791427 $0.757182 $0.961352 $0.892860	$0.804003 $0.659783 $0.793958 $0.607388 $0.557783 $0.688155 $0.726428 $0.791427 $0.757182 $0.961352	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.736434 $0.874429 $0.744642 $0.704136 $0.805500 $0.898945 $0.753445 $0.658860 $0.737194 $0.732272	$0.850835 $0.736434 $0.874429 $0.744642 $0.704136 $0.805500 $0.898945 $0.753445 $0.658860 $0.737194	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.580310 $0.631548 $0.593607 $0.642813 $0.728226 $0.849454 $0.883797 $0.908117 $0.951712 $0.996047	$0.555885 $0.580310 $0.631548 $0.593607 $0.642813 $0.728226 $0.849454 $0.883797 $0.908117 $0.951712	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.848178 $0.965515 $0.832806 $0.736217 $0.761954 $0.687950 $0.531025 $0.434080 $0.513580 $0.471997	$1.083791 $0.848178 $0.965515 $0.832806 $0.736217 $0.761954 $0.687950 $0.531025 $0.434080 $0.513580	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.827227 $0.839934 $0.856092 $0.872547 $0.889338 $0.906494 $0.924000 $0.941943 $0.960076 $0.978602	$0.817658 $0.827227 $0.839934 $0.856092 $0.872547 $0.889338 $0.906494 $0.924000 $0.941943 $0.960076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.651447 $0.788498 $0.659979 $0.679090 $0.717619 $0.796169 $0.679281 $0.597402 $0.710994 $0.672389	$0.762126 $0.651447 $0.788498 $0.659979 $0.679090 $0.717619 $0.796169 $0.679281 $0.597402 $0.710994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.765749 $0.883580 $0.760443 $0.772051 $0.743904 $0.734715 $0.505299 $0.419031 $0.524412 $0.572011	$0.901308 $0.765749 $0.883580 $0.760443 $0.772051 $0.743904 $0.734715 $0.505299 $0.419031 $0.524412	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.391500 $1.628215 $1.463301 $1.262205 $1.346745 $1.275451 $0.994188 $0.877331 $0.933465 $0.767162	$1.685989 $1.391500 $1.628215 $1.463301 $1.262205 $1.346745 $1.275451 $0.994188 $0.877331 $0.933465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.374847 $2.467566 $1.929508 $1.868813 $1.773074 $1.544913 $1.172994 $1.028964 $1.033941 $0.891452	$3.184380 $2.374847 $2.467566 $1.929508 $1.868813 $1.773074 $1.544913 $1.172994 $1.028964 $1.033941	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.645804 $0.825406 $0.869048 $0.713420 $0.949195 $1.085698 $0.892115 $0.883983 $0.881398 $0.763053	$0.687397 $0.645804 $0.825406 $0.869048 $0.713420 $0.949195 $1.085698 $0.892115 $0.883983 $0.881398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.620138 $1.761089 $1.626833 $1.722791 $1.681663 $1.436368 $1.112514 $1.014095 $0.890214 $0.903268	$1.812269 $1.620138 $1.761089 $1.626833 $1.722791 $1.681663 $1.436368 $1.112514 $1.014095 $0.890214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.368055 $0.433688 $0.419958 $0.274761 $0.417186 $0.558674 $0.917877 $1.095190 $1.382068 $1.059963	$0.527010 $0.368055 $0.433688 $0.419958 $0.274761 $0.417186 $0.558674 $0.917877 $1.095190 $1.382068	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.260235 $0.235675 $0.332969 $0.405264 $0.370488 $0.389104 $0.397606 $0.466224 $0.429505 $0.536755	$0.201675 $0.260235 $0.235675 $0.332969 $0.405264 $0.370488 $0.389104 $0.397606 $0.466224 $0.429505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.357283 $0.315465 $0.405224 $0.438988 $0.465133 $0.461293 $0.595365 $0.760274 $0.761341 $0.909926	$0.289401 $0.357283 $0.315465 $0.405224 $0.438988 $0.465133 $0.461293 $0.595365 $0.760274 $0.761341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.127829 $0.134220 $0.183049 $0.207475 $0.243253 $0.307627 $0.444265 $0.557816 $0.635220 $0.821701	$0.090205 $0.127829 $0.134220 $0.183049 $0.207475 $0.243253 $0.307627 $0.444265 $0.557816 $0.635220	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.176255 $0.162796 $0.193437 $0.251520 $0.258550 $0.290403 $0.430650 $0.541841 $0.607613 $0.871809	$0.136945 $0.176255 $0.162796 $0.193437 $0.251520 $0.258550 $0.290403 $0.430650 $0.541841 $0.607613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.242118 $1.453951 $1.318387 $1.122994 $1.220671 $1.214395 $0.902495 $0.801909 $0.866523 $0.707918	$1.505938 $1.242118 $1.453951 $1.318387 $1.122994 $1.220671 $1.214395 $0.902495 $0.801909 $0.866523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.359189 $1.615510 $1.501141 $1.188360 $1.320873 $1.272629 $0.942391 $0.827207 $0.879393 $0.734246	$1.634019 $1.359189 $1.615510 $1.501141 $1.188360 $1.320873 $1.272629 $0.942391 $0.827207 $0.879393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.860698 $1.033714 $1.076684 $0.902227 $0.906040 $0.918514 $0.835583 $0.731177 $0.731738 $0.644842	$0.968912 $0.860698 $1.033714 $1.076684 $0.902227 $0.906040 $0.918514 $0.835583 $0.731177 $0.731738	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.511121 $1.629108 $1.516878 $1.551148 $1.675954 $1.252732 $1.578927 $1.594344 $1.132495 $1.048515	$1.752297 $1.511121 $1.629108 $1.516878 $1.551148 $1.675954 $1.252732 $1.578927 $1.594344 $1.132495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.156443 $1.614231 $1.314401 $0.959917 $1.124562 $1.087970 $0.594217 $0.467795 $0.587576 $0.403538	$1.671197 $1.156443 $1.614231 $1.314401 $0.959917 $1.124562 $1.087970 $0.594217 $0.467795 $0.587576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.451134 $1.438104 $1.325089 $1.173882 $1.278643 $1.035535 $0.931693 $0.948615 $0.822979 $0.791902	$1.748983 $1.451134 $1.438104 $1.325089 $1.173882 $1.278643 $1.035535 $0.931693 $0.948615 $0.822979	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.717255 $1.799682 $1.711251 $1.516965 $1.616041 $1.590227 $1.524749 $1.327604 $1.294696 $1.176746	$1.919771 $1.717255 $1.799682 $1.711251 $1.516965 $1.616041 $1.590227 $1.524749 $1.327604 $1.294696	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.159287 $1.181859 $1.177071 $1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948	$1.209311 $1.159287 $1.181859 $1.177071 $1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.159287 $1.181859 $1.177071 $1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124 $1.128948	$1.209311 $1.159287 $1.181859 $1.177071 $1.198284 $1.223793 $1.194819 $1.249184 $1.214588 $1.154124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 25,300
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.671900 $1.930278 $1.694506 $1.507513 $1.598155 $1.455577 $1.142141 $1.044704 $1.039504 $0.962103	$2.026520 $1.671900 $1.930278 $1.694506 $1.507513 $1.598155 $1.455577 $1.142141 $1.044704 $1.039504	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.441757 $1.639318 $1.505384 $1.528254 $1.571766 $1.414384 $1.390421 $1.134333 $1.230352 $1.087884	$1.766113 $1.441757 $1.639318 $1.505384 $1.528254 $1.571766 $1.414384 $1.390421 $1.134333 $1.230352	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.883318 $0.893154 $0.910483 $0.928140 $0.946191 $0.964592 $0.983353 $1.002588 $1.022034 $1.041912	$0.881307 $0.883318 $0.893154 $0.910483 $0.928140 $0.946191 $0.964592 $0.983353 $1.002588 $1.022034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.319741 $1.407962 $1.310573 $1.309995 $1.341155 $1.297794 $1.237857 $1.192988 $1.196284 $1.117354	$1.490009 $1.319741 $1.407962 $1.310573 $1.309995 $1.341155 $1.297794 $1.237857 $1.192988 $1.196284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.068339 $1.139585 $1.040237 $1.010857 $1.031858 $1.003038	$1.226577 $1.068339 $1.139585 $1.040237 $1.010857 $1.031858	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.964023 $1.197987 $0.961748 $0.981764 $1.003352 $1.081426 $0.936169 $0.783197 $0.889318 $0.821935	$1.204699 $0.964023 $1.197987 $0.961748 $0.981764 $1.003352 $1.081426 $0.936169 $0.783197 $0.889318	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.336990 $1.364094 $1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	$1.596971 $1.336990 $1.364094 $1.191270 $1.166390 $1.187688 $1.122920 $0.961881 $0.871759 $0.996461	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.224510 $2.301687 $1.822635 $1.901892 $2.046706 $2.092083 $1.536329 $1.440085 $1.577225 $1.203745	$2.974640 $2.224510 $2.301687 $1.822635 $1.901892 $2.046706 $2.092083 $1.536329 $1.440085 $1.577225	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.369866 $1.459193 $1.321510 $1.291617 $1.345664 $1.345678 $1.257595 $1.196174 $1.191369 $1.117311	$1.525716 $1.369866 $1.459193 $1.321510 $1.291617 $1.345664 $1.345678 $1.257595 $1.196174 $1.191369	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.567420 $1.789744 $1.466999 $1.413261 $1.471983 $1.464991 $1.181707 $1.072037 $1.158907 $1.030533	$1.935053 $1.567420 $1.789744 $1.466999 $1.413261 $1.471983 $1.464991 $1.181707 $1.072037 $1.158907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 26,472

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.554241 $1.709903 $1.458774 $1.399622 $1.463800 $1.456702 $1.247537 $1.152446 $1.202241 $1.090421	$1.826196 $1.554241 $1.709903 $1.458774 $1.399622 $1.463800 $1.456702 $1.247537 $1.152446 $1.202241	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.498796 $1.614558 $1.417462 $1.372870 $1.435187 $1.425959 $1.283875 $1.199735 $1.219509 $1.128850	$1.707969 $1.498796 $1.614558 $1.417462 $1.372870 $1.435187 $1.425959 $1.283875 $1.199735 $1.219509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.304282 $1.331071 $1.312073 $1.310587 $1.331687 $1.291749 $1.345592 $1.309700 $1.245018 $1.175337	$1.384936 $1.304282 $1.331071 $1.312073 $1.310587 $1.331687 $1.291749 $1.345592 $1.309700 $1.245018	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.021794 $2.198793 $1.855286 $1.702074 $1.741444 $1.557797 $1.201930 $1.055589 $1.071048 $0.950715	$2.591714 $2.021794 $2.198793 $1.855286 $1.702074 $1.741444 $1.557797 $1.201930 $1.055589 $1.071048	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.988577 $1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493	$1.140421 $0.988577 $1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.100215 $1.158716 $1.088649 $1.065172 $1.090324 $1.045905 $1.012724 $0.960813 $0.946883 $0.969386	$1.207743 $1.100215 $1.158716 $1.088649 $1.065172 $1.090324 $1.045905 $1.012724 $0.960813 $0.946883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.104269 $1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.257113 $1.104269 $1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.155433 $1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.324059 $1.155433 $1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999	$1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	$1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488	$1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.180802 $1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.373424 $1.180802 $1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.919031 $2.796322 $1.989763 $2.080536 $1.903186 $1.834144 $1.264416 $1.119056 $1.213506 $0.973482	$3.535214 $2.919031 $2.796322 $1.989763 $2.080536 $1.903186 $1.834144 $1.264416 $1.119056 $1.213506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.996188 $2.118009 $1.897065 $1.796743 $1.832932 $1.691136 $1.464148 $1.328198 $1.305076 $1.074003	$2.378907 $1.996188 $2.118009 $1.897065 $1.796743 $1.832932 $1.691136 $1.464148 $1.328198 $1.305076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.042612 $1.142305 $1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	$1.223895 $1.042612 $1.142305 $1.039395 $1.005506 $1.051894 $0.994519 $0.906509 $0.915280 $0.966004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.999672 $1.074587 $0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	$1.152799 $0.999672 $1.074587 $0.992341 $0.963669 $1.003296 $0.940789 $0.886809 $0.890613 $0.981138	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.011147 $1.116766 $0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.944228 $1.020807	$1.205599 $1.011147 $1.116766 $0.991475 $0.963805 $1.017782 $0.975275 $0.851234 $0.861968 $0.944228	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.297526 $1.336585 $1.302097 $1.295360 $1.313826 $1.283734 $1.345983 $1.278730 $1.230405 $1.173034	$1.377300 $1.297526 $1.336585 $1.302097 $1.295360 $1.313826 $1.283734 $1.345983 $1.278730 $1.230405	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.130394 $1.186846 $1.083213 $1.075799 $1.123298 $1.105348 $1.052484 $1.004979 $0.000000	$1.233335 $1.130394 $1.186846 $1.083213 $1.075799 $1.123298 $1.105348 $1.052484 $1.004979	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.242050 $1.346547 $1.141038 $1.140792 $1.244353 $1.228982 $1.075424 $0.988249 $0.000000	$1.356629 $1.242050 $1.346547 $1.141038 $1.140792 $1.244353 $1.228982 $1.075424 $0.988249	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.128055 $1.200211 $1.059846 $1.057377 $1.126180 $1.108066 $1.016672 $1.000000	$1.229618 $1.128055 $1.200211 $1.059846 $1.057377 $1.126180 $1.108066 $1.016672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.779373 $3.207144 $2.836664 $2.393785 $2.509068 $2.437742 $1.826897 $1.605200 $1.684600 $1.320569	$3.406148 $2.779373 $3.207144 $2.836664 $2.393785 $2.509068 $2.437742 $1.826897 $1.605200 $1.684600	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.778324 $3.055285 $2.552578 $2.344296 $2.339597 $2.245038 $1.592773 $1.407127 $1.413130 $1.074649	$3.607868 $2.778324 $3.055285 $2.552578 $2.344296 $2.339597 $2.245038 $1.592773 $1.407127 $1.413130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.198037 $2.241907 $1.773599 $1.763299 $1.686212 $1.551060 $1.196749 $1.081149 $1.147264 $0.995569	$3.011486 $2.198037 $2.241907 $1.773599 $1.763299 $1.686212 $1.551060 $1.196749 $1.081149 $1.147264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.769055 $1.930141 $1.704297 $1.665955 $1.679215 $1.600676 $1.405556 $1.265900 $1.333173 $1.234087	$2.048062 $1.769055 $1.930141 $1.704297 $1.665955 $1.679215 $1.600676 $1.405556 $1.265900 $1.333173	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.629124 $1.670473 $1.624255 $1.518378 $1.544857 $1.538233 $1.424719 $1.272232 $1.261722 $1.104782	$1.797488 $1.629124 $1.670473 $1.624255 $1.518378 $1.544857 $1.538233 $1.424719 $1.272232 $1.261722	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.129114 $2.277553 $1.911499 $1.745552 $1.759668 $1.582780 $1.222693 $1.077593 $1.078778 $0.958136	$2.737563 $2.129114 $2.277553 $1.911499 $1.745552 $1.759668 $1.582780 $1.222693 $1.077593 $1.078778	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.784055 $2.013771 $1.838371 $1.661286 $1.808168 $1.795840 $1.481755 $1.313086 $1.362737 $1.261486	2.090195 $1.784055 $2.013771 $1.838371 $1.661286 $1.808168 $1.795840 $1.481755 $1.313086 $1.362737	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.771228 $0.965511 $0.740373 $0.749606 $0.842920 $0.872623 $0.773401 $0.682536 $0.952684 $0.852252	$0.955941 $0.771228 $0.965511 $0.740373 $0.749606 $0.842920 $0.872623 $0.773401 $0.682536 $0.952684	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.044608 $1.292884 $1.071412 $0.921352 $1.090726 $1.093024 $0.940438 $0.883429 $1.073608 $0.843507	$1.206771 $1.044608 $1.292884 $1.071412 $0.921352 $1.090726 $1.093024 $0.940438 $0.883429 $1.073608	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.364008 $1.481122 $1.264585 $1.175027 $1.202861 $1.099611 $0.863542 $0.772720 $0.787373 $0.712684	$1.725165 $1.364008 $1.481122 $1.264585 $1.175027 $1.202861 $1.099611 $0.863542 $0.772720 $0.787373	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.130591 $2.158028 $1.857704 $1.816860 $1.768441 $1.602376 $1.167375 $0.974335 $0.941064 $0.789969	$2.606029 $2.130591 $2.158028 $1.857704 $1.816860 $1.768441 $1.602376 $1.167375 $0.974335 $0.941064	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.663439 $0.797960 $0.610148 $0.560057 $0.690626 $0.728676 $0.793485 $0.758787 $0.962925 $0.893887	$0.808850 $0.663439 $0.797960 $0.610148 $0.560057 $0.690626 $0.728676 $0.793485 $0.758787 $0.962925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.740534 $0.878858 $0.748049 $0.707008 $0.808382 $0.901719 $0.755404 $0.660252 $0.738385 $0.733101	$0.855988 $0.740534 $0.878858 $0.748049 $0.707008 $0.808382 $0.901719 $0.755404 $0.660252 $0.738385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.583525 $0.634728 $0.596309 $0.645422 $0.730841 $0.852087 $0.886101 $0.910036 $0.953250 $0.997165	$0.559237 $0.583525 $0.634728 $0.596309 $0.645422 $0.730841 $0.852087 $0.886101 $0.910036 $0.953250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.852983 $0.970497 $0.836692 $0.739278 $0.764759 $0.690142 $0.532446 $0.435024 $0.514432 $0.472553	$1.090471 $0.852983 $0.970497 $0.836692 $0.739278 $0.764759 $0.690142 $0.532446 $0.435024 $0.514432	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.831956 $0.844318 $0.860142 $0.876247 $0.892667 $0.909453 $0.926557 $0.944076 $0.961785 $0.979862	$0.822734 $0.831956 $0.844318 $0.860142 $0.876247 $0.892667 $0.909453 $0.926557 $0.944076 $0.961785$	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 00
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.655123 $0.792540 $0.663038 $0.681905 $0.720230 $0.798673 $0.681083 $0.598682 $0.712169 $0.673163	$0.766803 $0.655123 $0.792540 $0.663038 $0.681905 $0.720230 $0.798673 $0.681083 $0.598682 $0.712169	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.769984 $0.888030 $0.763909 $0.775191 $0.746562 $0.736970 $0.506604 $0.419912 $0.525266 $0.572666	$0.906741 $0.769984 $0.888030 $0.763909 $0.775191 $0.746562 $0.736970 $0.506604 $0.419912 $0.525266	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.399222 $1.636444 $1.469973 $1.267350 $1.351572 $1.279403 $0.996782 $0.879189 $0.934983 $0.768041	$1.696175 $1.399222 $1.636444 $1.469973 $1.267350 $1.351572 $1.279403 $0.996782 $0.879189 $0.934983	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.388273 $2.480295 $1.938520 $1.876629 $1.779621 $1.549865 $1.176167 $1.031230 $1.035715 $0.892549	$3.203958 $2.388273 $2.480295 $1.938520 $1.876629 $1.779621 $1.549865 $1.176167 $1.031230 $1.035715	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 00
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.649421 $0.829613 $0.873034 $0.716332 $0.952610 $1.089082 $0.894468 $0.885883 $0.882855 $0.763933	$0.691585 $0.649421 $0.829613 $0.873034 $0.716332 $0.952610 $1.089082 $0.894468 $0.885883 $0.882855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.629148 $1.770005 $1.634277 $1.729833 $1.687713 $1.440834 $1.115420 $1.016247 $0.891672 $0.904299	$1.823240 $1.629148 $1.770005 $1.634277 $1.729833 $1.687713 $1.440834 $1.115420 $1.016247 $0.891672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.370122 $0.435912 $0.421899 $0.275895 $0.418697 $0.560413 $0.920280 $1.097520 $1.384335 $1.061176	$0.530236 $0.370122 $0.435912 $0.421899 $0.275895 $0.418697 $0.560413 $0.920280 $1.097520 $1.384335	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.261689 $0.236871 $0.334489 $0.406913 $0.371819 $0.390320 $0.398660 $0.467228 $0.430209 $0.537373	$0.202895 $0.261689 $0.236871 $0.334489 $0.406913 $0.371819 $0.390320 $0.398660 $0.467228 $0.430209	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.359272 $0.317063 $0.407075 $0.440783 $0.466812 $0.462726 $0.596917 $0.761881 $0.762562 $0.910944	$0.291157 $0.359272 $0.317063 $0.407075 $0.440783 $0.466812 $0.462726 $0.596917 $0.761881 $0.762562	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.128536 $0.134884 $0.183866 $0.208313 $0.244122 $0.308569 $0.445414 $0.559007 $0.636259 $0.822646	$0.090748 $0.128536 $0.134884 $0.183866 $0.208313 $0.244122 $0.308569 $0.445414 $0.559007 $0.636259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.177281 $0.163656 $0.194356 $0.252592 $0.259521 $0.291334 $0.431824 $0.543044 $0.608662 $0.872889	$0.137816 $0.177281 $0.163656 $0.194356 $0.252592 $0.259521 $0.291334 $0.431824 $0.543044 $0.608662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.249236 $1.461561 $1.324644 $1.127770 $1.225265 $1.218361 $0.904988 $0.803725 $0.868054 $0.708827	$1.515313 $1.249236 $1.461561 $1.324644 $1.127770 $1.225265 $1.218361 $0.904988 $0.803725 $0.868054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.366747 $1.623699 $1.508026 $1.193237 $1.325655 $1.276619 $0.944870 $0.828970 $0.880831 $0.735090	$1.643905 $1.366747 $1.623699 $1.508026 $1.193237 $1.325655 $1.276619 $0.944870 $0.828970 $0.880831	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.865527 $1.039002 $1.081656 $0.905948 $0.909320 $0.921390 $0.837775 $0.732729 $0.732933 $0.645581	$0.974839 $0.865527 $1.039002 $1.081656 $0.905948 $0.909320 $0.921390 $0.837775 $0.732729 $0.732933	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.519542 $1.637383 $1.523838 $1.557500 $1.681987 $1.256629 $1.583054 $1.597727 $1.134344 $1.049714	$1.762931 $1.519542 $1.637383 $1.523838 $1.557500 $1.681987 $1.256629 $1.583054 $1.597727 $1.134344	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.162939 $1.622493 $1.320484 $0.963886 $1.128654 $1.091397 $0.595797 $0.468799 $0.588543 $0.404016	$1.681405 $1.162939 $1.622493 $1.320484 $0.963886 $1.128654 $1.091397 $0.595797 $0.468799 $0.588543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.459245 $1.445432 $1.331184 $1.178706 $1.283266 $1.038761 $0.934135 $0.950634 $0.824321 $0.792799	$1.759628 $1.459245 $1.445432 $1.331184 $1.178706 $1.283266 $1.038761 $0.934135 $0.950634 $0.824321	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.728818 $1.810901 $1.721085 $1.524931 $1.623725 $1.597004 $1.530509 $1.331972 $1.298310 $1.179459	$1.933633 $1.728818 $1.810901 $1.721085 $1.524931 $1.623725 $1.597004 $1.530509 $1.331972 $1.298310	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.167099 $1.189236 $1.183828 $1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545	$1.218055 $1.167099 $1.189236 $1.183828 $1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.167099 $1.189236 $1.183828 $1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339 $1.131545	$1.218055 $1.167099 $1.189236 $1.183828 $1.204581 $1.229618 $1.199925 $1.253907 $1.218574 $1.157339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 48,562
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.683162 $1.942318 $1.704247 $1.515431 $1.605767 $1.461801 $1.146466 $1.048152 $1.042413 $0.964326	$2.041162 $1.683162 $1.942318 $1.704247 $1.515431 $1.605767 $1.461801 $1.146466 $1.048152 $1.042413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.451441 $1.649517 $1.514013 $1.536267 $1.579235 $1.420408 $1.395645 $1.138040 $1.233765 $1.090366	$1.778845 $1.451441 $1.649517 $1.514013 $1.536267 $1.579235 $1.420408 $1.395645 $1.138040 $1.233765	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.889284 $0.898735 $0.915723 $0.933025 $0.950703 $0.968715 $0.987072 $1.005877 $1.024885 $1.044306	$0.887686 $0.889284 $0.898735 $0.915723 $0.933025 $0.950703 $0.968715 $0.987072 $1.005877 $1.024885	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 38,567

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.328647 $1.416771 $1.318133 $1.316908 $1.347583 $1.303376 $1.242558 $1.196920 $1.199630 $1.119931	$1.500777 $1.328647 $1.416771 $1.318133 $1.316908 $1.347583 $1.303376 $1.242558 $1.196920 $1.199630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.070800 $1.141646 $1.041599 $1.011687 $1.032194 $1.003039	$1.230003 $1.070800 $1.141646 $1.041599 $1.011687 $1.032194	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.969559 $1.204272 $0.966324 $0.985958 $1.007132 $1.084966 $0.938775 $0.784994 $0.890925 $0.823023	$1.212222 $0.969559 $1.204272 $0.966324 $0.985958 $1.007132 $1.084966 $0.938775 $0.784994 $0.890925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.342973 $1.369534 $1.195445 $1.169899 $1.190678 $1.125193 $0.963352 $0.872677 $0.997017 $0.985386	$1.604892 $1.342973 $1.369534 $1.195445 $1.169899 $1.190678 $1.125193 $0.963352 $0.872677 $0.997017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.239520 $2.316078 $1.833146 $1.911919 $2.056490 $2.101063 $1.542177 $1.444846 $1.581656 $1.206531	$2.996182 $2.239520 $2.316078 $1.833146 $1.911919 $2.056490 $2.101063 $1.542177 $1.444846 $1.581656	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.379110 $1.468313 $1.329126 $1.298429 $1.352092 $1.351450 $1.262357 $1.200112 $1.194709 $1.119897	$1.536765 $1.379110 $1.468313 $1.329126 $1.298429 $1.352092 $1.351450 $1.262357 $1.200112 $1.194709	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 35,633

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.577937 $1.800866 $1.475390 $1.420660 $1.478967 $1.471217 $1.186156 $1.075544 $1.162132 $1.032897	$1.948990 $1.577937 $1.800866 $1.475390 $1.420660 $1.478967 $1.471217 $1.186156 $1.075544 $1.162132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.564744 $1.720607 $1.467184 $1.407011 $1.470793 $1.462932 $1.252260 $1.156229 $1.205583 $1.092924	$1.839422 $1.564744 $1.720607 $1.467184 $1.407011 $1.470793 $1.462932 $1.252260 $1.156229 $1.205583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.508909 $1.624648 $1.425616 $1.380091 $1.442023 $1.432051 $1.288719 $1.203664 $1.222902 $1.131441	$1.720336 $1.508909 $1.624648 $1.425616 $1.380091 $1.442023 $1.432051 $1.288719 $1.203664 $1.222902	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 88,366
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.313025 $1.339339 $1.319582 $1.317453 $1.338007 $1.297241 $1.350657 $1.313988 $1.248488 $1.178032	$1.394907 $1.313025 $1.339339 $1.319582 $1.317453 $1.338007 $1.297241 $1.350657 $1.313988 $1.248488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.035352 $2.212457 $1.865913 $1.710981 $1.749693 $1.564399 $1.206427 $1.059022 $1.074016 $0.952879	$2.610366 $2.035352 $2.212457 $1.865913 $1.710981 $1.749693 $1.564399 $1.206427 $1.059022 $1.074016	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.994739 $1.150826 $0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064	$1.148079 $0.994739 $1.150826 $0.965361 $0.973177 $1.010717 $1.038111 $0.940599 $0.852193 $0.939130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.107650 $1.165970 $1.094927 $1.070793 $1.095538 $1.050386 $1.016560 $0.963978 $0.949538 $0.971627	$1.216498 $1.107650 $1.165970 $1.094927 $1.070793 $1.095538 $1.050386 $1.016560 $0.963978 $0.949538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.107889 $1.167767 $1.077146 $1.104955 $1.149832 $1.080070 $1.006254 $1.000000	$1.261864 $1.107889 $1.167767 $1.077146 $1.104955 $1.149832 $1.080070 $1.006254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.159217 $1.240052 $1.116125 $1.148636 $1.206036 $1.136037 $1.001328 $1.000000	$1.329040 $1.159217 $1.240052 $1.116125 $1.148636 $1.206036 $1.136037 $1.001328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.232434 $1.315803 $1.181908 $1.160750 $1.204116 $1.173610 $1.073216 $1.008991 $1.013256 $0.932770	$1.398686 $1.232434 $1.315803 $1.181908 $1.160750 $1.204116 $1.173610 $1.073216 $1.008991 $1.013256	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.268598 $1.341066 $1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	$1.396714 $1.268598 $1.341066 $1.230707 $1.204921 $1.236318 $1.197069 $1.135030 $1.084909 $1.071463	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.255909 $1.378593 $1.185691 $1.154266 $1.219038 $1.194759 $1.024959 $0.936339 $0.965040 $0.870203	$1.471711 $1.255909 $1.378593 $1.185691 $1.154266 $1.219038 $1.194759 $1.024959 $0.936339 $0.965040	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.184446 $1.240944 $1.141276 $1.116440 $1.175770 $1.108890 $0.988629 $1.000000	$1.378334 $1.184446 $1.240944 $1.141276 $1.116440 $1.175770 $1.108890 $0.988629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.938735 $2.813820 $2.001236 $2.091506 $1.921177 $1.842014 $1.269219 $1.122755 $1.216911 $0.975727	$3.560828 $2.938735 $2.813820 $2.001236 $2.091506 $1.921177 $1.842014 $1.269219 $1.122755 $1.216911	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.009627 $2.131217 $1.907968 $1.806185 $1.841671 $1.698367 $1.469687 $1.332559 $1.308730 $1.076474	$2.396097 $2.009627 $2.131217 $1.907968 $1.806185 $1.841671 $1.698367 $1.469687 $1.332559 $1.308730	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.047217 $1.146795 $1.042977 $1.008486 $1.054499 $0.996498 $0.907874 $0.916220 $0.966530 $1.020195	$1.229892 $1.047217 $1.146795 $1.042977 $1.008486 $1.054499 $0.996498 $0.907874 $0.916220 $0.966530	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.004127 $1.078850 $0.995788 $0.966543 $1.005802 $0.942677 $0.888152 $0.891527 $0.981666 $1.021949	$1.158496 $1.004127 $1.078850 $0.995788 $0.966543 $1.005802 $0.942677 $0.888152 $0.891527 $0.981666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.015687 $1.121225 $0.994944 $0.966707 $1.020342 $0.977236 $0.852535 $0.862860 $0.994774 $1.020867	$1.211610 $1.015687 $1.121225 $0.994944 $0.966707 $1.020342 $0.977236 $0.852535 $0.862860 $0.994774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.306248 $1.344912 $1.309566 $1.302160 $1.320079 $1.289214 $1.351066 $1.282919 $1.233841 $1.175737	$1.387242 $1.306248 $1.344912 $1.309566 $1.302160 $1.320079 $1.289214 $1.351066 $1.282919 $1.233841	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.134337 $1.190403 $1.085927 $1.077964 $1.125008 $1.106472 $1.053040 $1.005008 $0.000000	$1.238239 $1.134337 $1.190403 $1.085927 $1.077964 $1.125008 $1.106472 $1.053040 $1.005008	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246348 $1.350545 $1.143878 $1.143071 $1.246225 $1.230232 $1.075994 $0.988276 $0.000000	$1.362004 $1.246348 $1.350545 $1.143878 $1.143071 $1.246225 $1.230232 $1.075994 $0.988276	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.131759 $1.203558 $1.062295 $1.059297 $1.127660 $1.108978 $1.017003 $1.000000	$1.234251 $1.131759 $1.203558 $1.062295 $1.059297 $1.127660 $1.108978 $1.017003	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.798038 $3.227080 $2.852904 $2.406321 $2.520959 $2.448082 $1.833753 $1.610439 $1.689267 $1.323586	$3.430694 $2.798038 $3.227080 $2.852904 $2.406321 $2.520959 $2.448082 $1.833753 $1.610439 $1.689267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.796959 $3.074249 $2.567169 $2.356549 $2.350678 $2.254569 $1.598751 $1.411714 $1.417042 $1.077094	$3.633845 $2.796959 $3.074249 $2.567169 $2.356549 $2.350678 $2.254569 $1.598751 $1.411714 $1.417042	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.212767 $2.255827 $1.783741 $1.772506 $1.694184 $1.557636 $1.201224 $1.084662 $1.150431 $0.997840	$3.033155 $2.212767 $2.255827 $1.783741 $1.772506 $1.694184 $1.557636 $1.201224 $1.084662 $1.150431	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456	$2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965	0.000 0.000 0.000 0.000 0.000 0.000 0.000 30,544 32,000 28,037
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.647365 $1.687511 $1.639220 $1.530865 $1.556029 $1.547835 $1.432218 $1.277656 $1.265850 $1.107313	$1.819394 $1.647365 $1.687511 $1.639220 $1.530865 $1.556029 $1.547835 $1.432218 $1.277656 $1.265850	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.209325 $2.361010 $1.979602 $1.805973 $1.818790 $1.634355 $1.261290 $1.110511 $1.110646 $0.985477	$2.843480 $2.209325 $2.361010 $1.979602 $1.805973 $1.818790 $1.634355 $1.261290 $1.110511 $1.110646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890	$2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.779841 $0.975330 $0.747177 $0.755744 $0.849002 $0.878060 $0.777466 $0.685443 $0.955791 $0.854199	$0.967564 $0.779841 $0.975330 $0.747177 $0.755744 $0.849002 $0.878060 $0.777466 $0.685443 $0.955791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.056357 $1.306127 $1.081330 $0.928959 $1.098647 $1.099875 $0.945417 $0.887229 $1.077156 $0.845461	$1.221536 $1.056357 $1.306127 $1.081330 $0.928959 $1.098647 $1.099875 $0.945417 $0.887229 $1.077156	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.379587 $1.496564 $1.276515 $1.184954 $1.211837 $1.106726 $0.868267 $0.776169 $0.790103 $0.714456	$1.746599 $1.379587 $1.496564 $1.276515 $1.184954 $1.211837 $1.106726 $0.868267 $0.776169 $0.790103	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.154402 $2.179992 $1.874769 $1.831749 $1.781198 $1.612350 $1.173504 $0.978484 $0.944142 $0.791777	$2.637740 $2.154402 $2.179992 $1.874769 $1.831749 $1.781198 $1.612350 $1.173504 $0.978484 $0.944142	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.670869 $0.806105 $0.615773 $0.564659 $0.695616 $0.733223 $0.797660 $0.762025 $0.966076 $0.895927	$0.818709 $0.670869 $0.806105 $0.615773 $0.564659 $0.695616 $0.733223 $0.797660 $0.762025 $0.966076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.748787 $0.887778 $0.754915 $0.712804 $0.814204 $0.907319 $0.759352 $0.663052 $0.740792 $0.734770	$0.866387 $0.748787 $0.887778 $0.754915 $0.712804 $0.814204 $0.907319 $0.759352 $0.663052 $0.740792	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.590056 $0.641202 $0.601809 $0.650741 $0.736134 $0.857406 $0.890754 $0.913911 $0.956370 $0.999448	$0.566055 $0.590056 $0.641202 $0.601809 $0.650741 $0.736134 $0.857406 $0.890754 $0.913911 $0.956370	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.862496 $0.980349 $0.844359 $0.745330 $0.770262 $0.694422 $0.535232 $0.436873 $0.516114 $0.473632	$1.103708 $0.862496 $0.980349 $0.844359 $0.745330 $0.770262 $0.694422 $0.535232 $0.436873 $0.516114	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.841412 $0.853057 $0.868199 $0.883582 $0.899258 $0.915281 $0.931575 $0.948247 $0.965068 $0.982242	$0.832903 $0.841412 $0.853057 $0.868199 $0.883582 $0.899258 $0.915281 $0.931575 $0.948247 $0.965068	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.662435 $0.800598 $0.669111 $0.687486 $0.725420 $0.803641 $0.684648 $0.601232 $0.714494 $0.674702	$0.776112 $0.662435 $0.800598 $0.669111 $0.687486 $0.725420 $0.803641 $0.684648 $0.601232 $0.714494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.778673 $0.897163 $0.771006 $0.781611 $0.751991 $0.741600 $0.509282 $0.421713 $0.526999 $0.573994	$0.917870 $0.778673 $0.897163 $0.771006 $0.781611 $0.751991 $0.741600 $0.509282 $0.421713 $0.526999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.414921 $1.653165 $1.483541 $1.277783 $1.361374 $1.287416 $1.002040 $0.882957 $0.938061 $0.769815	$1.716893 $1.414921 $1.653165 $1.483541 $1.277783 $1.361374 $1.287416 $1.002040 $0.882957 $0.938061	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.415537 $2.506131 $1.956791 $1.892456 $1.792872 $1.559878 $1.182612 $1.035867 $1.039348 $0.894802	$3.243721 $2.415537 $2.506131 $1.956791 $1.892456 $1.792872 $1.559878 $1.182612 $1.035867 $1.039348	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.656689 $0.838063 $0.881075 $0.722220 $0.959491 $1.095871 $0.899155 $0.889653 $0.885743 $0.765677	$0.700018 $0.656689 $0.838063 $0.881075 $0.722220 $0.959491 $1.095871 $0.899155 $0.889653 $0.885743	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 1,132
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.647364 $1.788023 $1.649291 $1.744017 $1.699892 $1.449811 $1.121274 $1.020573 $0.894595 $0.906375	$1.845445 $1.647364 $1.788023 $1.649291 $1.744017 $1.699892 $1.449811 $1.121274 $1.020573 $0.894595	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.374245 $0.440338 $0.425777 $0.278163 $0.421732 $0.563916 $0.925120 $1.102199 $1.388878 $1.063614	$0.536662 $0.374245 $0.440338 $0.425777 $0.278163 $0.421732 $0.563916 $0.925120 $1.102199 $1.388878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.264624 $0.239297 $0.337584 $0.410268 $0.374517 $0.392756 $0.400744 $0.469204 $0.431616 $0.538600	$0.205372 $0.264624 $0.239297 $0.337584 $0.410268 $0.374517 $0.392756 $0.400744 $0.469204 $0.431616	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.363282 $0.320293 $0.410818 $0.444396 $0.470183 $0.465610 $0.600051 $0.765134 $0.765072 $0.913034	$0.294694 $0.363282 $0.320293 $0.410818 $0.444396 $0.470183 $0.465610 $0.600051 $0.765134 $0.765072	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.129984 $0.136273 $0.185571 $0.210028 $0.245878 $0.310500 $0.447755 $0.561383 $0.638340 $0.824525	$0.091865 $0.129984 $0.136273 $0.185571 $0.210028 $0.245878 $0.310500 $0.447755 $0.561383 $0.638340	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.179266 $0.165327 $0.196156 $0.254684 $0.261424 $0.293198 $0.434170 $0.545464 $0.610778 $0.875064	$0.139503 $0.179266 $0.165327 $0.196156 $0.254684 $0.261424 $0.293198 $0.434170 $0.545464 $0.610778	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.263430 $1.476706 $1.337056 $1.137226 $1.234320 $1.226159 $0.909895 $0.807286 $0.871057 $0.710581	$1.534028 $1.263430 $1.476706 $1.337056 $1.137226 $1.234320 $1.226159 $0.909895 $0.807286 $0.871057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.382002 $1.640190 $1.521841 $1.202988 $1.335181 $1.284537 $0.949814 $0.832490 $0.883705 $0.736766	$1.663888 $1.382002 $1.640190 $1.521841 $1.202988 $1.335181 $1.284537 $0.949814 $0.832490 $0.883705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.875128 $1.049502 $1.091523 $0.913323 $0.915842 $0.927089 $0.842139 $0.735837 $0.735321 $0.647053	$0.986612 $0.875128 $1.049502 $1.091523 $0.913323 $0.915842 $0.927089 $0.842139 $0.735837 $0.735321	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.536525 $1.654036 $1.537822 $1.570263 $1.694107 $1.264440 $1.591330 $1.604503 $1.138054 $1.052113	$1.784379 $1.536525 $1.654036 $1.537822 $1.570263 $1.694107 $1.264440 $1.591330 $1.604503 $1.138054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.175899 $1.638948 $1.332570 $0.971746 $1.136747 $1.098144 $0.598897 $0.470777 $0.590449 $0.404920	$1.701815 $1.175899 $1.638948 $1.332570 $0.971746 $1.136747 $1.098144 $0.598897 $0.470777 $0.590449	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.475502 $1.460093 $1.343370 $1.188333 $1.292489 $1.045200 $0.939002 $0.954638 $0.826984 $0.794599	$1.780970 $1.475502 $1.460093 $1.343370 $1.188333 $1.292489 $1.045200 $0.939002 $0.954638 $0.826984	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.790640 $1.873814 $1.779129 $1.574811 $1.675192 $1.646006 $1.575912 $1.370128 $1.334201 $1.210865	$2.004752 $1.790640 $1.873814 $1.779129 $1.574811 $1.675192 $1.646006 $1.575912 $1.370128 $1.334201	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.186461 $1.207783 $1.201116 $1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205	$1.239473 $1.186461 $1.207783 $1.201116 $1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,071 11,616 52,284
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.186461 $1.207783 $1.201116 $1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350 $1.140205	$1.239473 $1.186461 $1.207783 $1.201116 $1.220962 $1.245124 $1.213869 $1.267234 $1.230314 $1.167350	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 3,127
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.943956 $2.241057 $1.964439 $1.745091 $1.847300 $1.680028 $1.316328 $1.202246 $1.194495 $1.103931	$2.359747 $1.943956 $2.241057 $1.964439 $1.745091 $1.847300 $1.680028 $1.316328 $1.202246 $1.194495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 24,646

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.843623 $2.093148 $1.919327 $1.945631 $1.998074 $1.795362 $1.762342 $1.435633 $1.554862 $1.372801	$2.261698 $1.843623 $2.093148 $1.919327 $1.945631 $1.998074 $1.795362 $1.762342 $1.435633 $1.554862	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 547
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.892878 $0.901492 $0.917620 $0.934043 $0.950825 $0.967903 $0.985282 $1.003061 $1.021012 $1.039331	$0.892169 $0.892878 $0.901492 $0.917620 $0.934043 $0.950825 $0.967903 $0.985282 $1.003061 $1.021012	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,979 4,327 49,193
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.312384 $1.398041 $1.299434 $1.296956 $1.325857 $1.281100 $1.220127 $1.174163 $1.175673 $1.096490	$1.483873 $1.312384 $1.398041 $1.299434 $1.296956 $1.325857 $1.281100 $1.220127 $1.174163 $1.175673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 2,400
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.075728 $1.145774 $1.044351 $1.013362 $1.032884 $1.003042	$1.236874 $1.075728 $1.145774 $1.044351 $1.013362 $1.032884	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.980753 $1.216963 $0.975552 $0.994394 $1.014766 $1.092123 $0.944035 $0.788612 $0.894149 $0.825181	$1.227415 $0.980753 $1.216963 $0.975552 $0.994394 $1.014766 $1.092123 $0.944035 $0.788612 $0.894149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	$1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.157930 $2.229492 $1.762879 $1.836840 $1.973782 $2.014582 $1.477247 $1.382643 $1.512086 $1.152331	$2.889865 $2.157930 $2.229492 $1.762879 $1.836840 $1.973782 $2.014582 $1.477247 $1.382643 $1.512086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.426545 $1.517329 $1.372150 $1.339146 $1.393125 $1.391086 $1.298110 $1.232876 $1.226111 $1.148198	$1.591192 $1.426545 $1.517329 $1.372150 $1.339146 $1.393125 $1.391086 $1.298110 $1.232876 $1.226111	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,719 48,966 243,242
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.666537 $1.900108 $1.555184 $1.496022 $1.555898 $1.546223 $1.245402 $1.128153 $1.217780 $1.081295	$2.060454 $1.666537 $1.900108 $1.555184 $1.496022 $1.555898 $1.546223 $1.245402 $1.128153 $1.217780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.650312 $1.812903 $1.544367 $1.479563 $1.545128 $1.535365 $1.312969 $1.211088 $1.261551 $1.142537	$1.941926 $1.650312 $1.812903 $1.544367 $1.479563 $1.545128 $1.535365 $1.312969 $1.211088 $1.261551	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 29,505 68,036
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.572410 $1.691353 $1.482704 $1.433958 $1.496842 $1.485039 $1.335089 $1.245742 $1.264417 $1.168695	$1.794495 $1.572410 $1.691353 $1.482704 $1.433958 $1.496842 $1.485039 $1.335089 $1.245742 $1.264417	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,493 62,715 181,705
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355533 $1.381341 $1.359643 $1.356112 $1.375918 $1.332685 $1.386196 $1.347229 $1.278831 $1.205469	$1.441478 $1.355533 $1.381341 $1.359643 $1.356112 $1.375918 $1.332685 $1.386196 $1.347229 $1.278831	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 33,551

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.112681 $2.294252 $1.933000 $1.770769 $1.809069 $1.615902 $1.244932 $1.091749 $1.106111 $0.980382	$2.712212 $2.112681 $2.294252 $1.933000 $1.770769 $1.809069 $1.615902 $1.244932 $1.091749 $1.106111	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200	$1.163608 $1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 35,808 41,875 105,534
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.165371 $1.225516 $1.149729 $1.123288 $1.148126 $1.099734 $1.063268 $1.007272 $0.991212 $1.013286	$1.281145 $1.165371 $1.225516 $1.149727 $1.123288 $1.148126 $1.099734 $1.063268 $1.007272 $0.991212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 9,675
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.115182 $1.174298 $1.082160 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.271421 $1.115182 $1.174298 $1.082160 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286	$1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	$1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619	$1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.861128 $2.736806 $1.944562 $2.030296 $1.854493 $1.784592 $1.228446 $1.085615 $1.175510 $0.941615	$3.470190 $2.861128 $2.736806 $1.944562 $2.030296 $1.854493 $1.784592 $1.228446 $1.085615 $1.175510	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.089226 $2.213444 $1.979637 $1.872196 $1.907108 $1.756987 $1.518917 $1.375842 $1.349910 $1.109256	$2.493449 $2.089226 $2.213444 $1.979637 $1.872196 $1.907108 $1.756987 $1.518917 $1.375842 $1.349910	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,413 74,968 77,126
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	$1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	$1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	$1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.345432 $1.383890 $1.346205 $1.337280 $1.354347 $1.321382 $1.383413 $1.312340 $1.260908 $1.200353	$1.430247 $1.345432 $1.383890 $1.346205 $1.337280 $1.354347 $1.321382 $1.383413 $1.312340 $1.260908	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,770 27,794 44,735
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.142238 $1.197510 $1.091345 $1.082280 $1.128405 $1.108721 $1.054133 $1.005064 $0.000000	$1.248098 $1.142238 $1.197510 $1.091345 $1.082280 $1.128405 $1.108721 $1.054133 $1.005064	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.255037 $1.358612 $1.149575 $1.147645 $1.249985 $1.232724 $1.077111 $0.988334 $0.000000	$1.372832 $1.255037 $1.358612 $1.149575 $1.147645 $1.249985 $1.232724 $1.077111 $0.988334	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.139195 $1.210279 $1.067170 $1.063121 $1.130622 $1.110811 $1.017676 $1.000000	$1.243587 $1.139195 $1.210279 $1.067170 $1.063121 $1.130622 $1.110811 $1.017676	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.058687 $3.524219 $3.112546 $2.622744 $2.744999 $2.663034 $1.992795 $1.748385 $1.832171 $1.434148	$3.753967 $3.058687 $3.524219 $3.112546 $2.622744 $2.744999 $2.663034 $1.992795 $1.748385 $1.832171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 6,854
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.740859 $3.009618 $2.510739 $2.302493 $2.294507 $2.198543 $1.557496 $1.373928 $1.377765 $1.046212	$3.564462 $2.740859 $3.009618 $2.510739 $2.302493 $2.294507 $2.198543 $1.557496 $1.373928 $1.377765	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.341025 $2.384220 $1.883420 $1.869724 $1.785358 $1.639850 $1.263392 $1.139660 $1.207586 $1.046376	$3.212114 $2.341025 $2.384220 $1.883420 $1.869724 $1.785358 $1.639850 $1.263392 $1.139660 $1.207586	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 8

Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.795603 $1.956213 $1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150	$2.081863 $1.795603 $1.956213 $1.724783 $1.683518 $1.694427 $1.612810 $1.414139 $1.271752 $1.337375	0.000 11,796.733 12,757.554 13,821.482 14,980.433 14,361.866 13,676.308 12,974 5,657 5,715
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.656562 $1.696081 $1.646732 $1.537124 $1.561622 $1.552636 $1.435944 $1.280353 $1.267905 $1.108567	$1.830457 $1.656562 $1.696081 $1.646732 $1.537124 $1.561622 $1.552636 $1.435944 $1.280353 $1.267905	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 19,978 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.225620 $2.377259 $1.992257 $1.816631 $1.828633 $1.642386 $1.266871 $1.114881 $1.114472 $0.988381	$2.865869 $2.225620 $2.377259 $1.992257 $1.816631 $1.828633 $1.642386 $1.266871 $1.114881 $1.114472	25,869.287 25,974.997 26,082.942 26,206.269 0.000 1,085.227 1,086.175 8,035 10,173 10,237
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.810880 $2.041024 $1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591	$2.124745 $1.810880 $2.041024 $1.860520 $1.678831 $1.824586 $1.809482 $1.490817 $1.319158 $1.367020	0.000 0.000 0.000 0.000 0.000 0.000 1,412.635 1,429 7,177 24,214
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.784190 $0.980295 $0.750615 $0.758852 $0.852069 $0.880797 $0.779502 $0.686900 $0.957367 $0.855179	$0.973447 $0.784190 $0.980295 $0.750615 $0.758852 $0.852069 $0.880797 $0.779502 $0.686900 $0.957367	13,357.140 25,653.102 22,308.554 24,984.793 24,242.730 22,509.617 24,070.663 0 518 1,316
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.062238 $1.312760 $1.086285 $0.932769 $1.102608 $1.103298 $0.947895 $0.889112 $1.078912 $0.846425	$1.228943 $1.062238 $1.312760 $1.086285 $0.932769 $1.102608 $1.103298 $0.947895 $0.889112 $1.078912	0.000 0.000 0.000 6,628.406 797.036 799.328 0.000 0 498 46,618
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.387413 $1.504312 $1.282494 $1.189925 $1.216317 $1.110273 $0.870635 $0.777903 $0.791485 $0.715356	$1.757359 $1.387413 $1.504312 $1.282494 $1.189925 $1.216317 $1.110273 $0.870635 $0.777903 $0.791485	0.000 0.000 0.000 0.000 0.000 5,634.739 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.166390 $2.191039 $1.883351 $1.839242 $1.787607 $1.617355 $1.176560 $0.980547 $0.945672 $0.792660	$2.653726 $2.166390 $2.191039 $1.883351 $1.839242 $1.787607 $1.617355 $1.176560 $0.980547 $0.945672	23,296.781 22,048.018 20,681.938 19,424.534 17,915.141 14,282.386 0.000 0 2,320 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.674626 $0.810216 $0.618612 $0.566982 $0.698134 $0.735517 $0.799760 $0.763653 $0.967667 $0.896966	$0.823698 $0.674626 $0.810216 $0.618612 $0.566982 $0.698134 $0.735517 $0.799760 $0.763653 $0.967667	0.000 0.000 0.000 0.000 0.000 2,577.542 18,807.083 0 0 5,190
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.752983 $0.892306 $0.758389 $0.715734 $0.817157 $0.910171 $0.761373 $0.664483 $0.742025 $0.735625	$0.871667 $0.752983 $0.892306 $0.758389 $0.715734 $0.817157 $0.910171 $0.761373 $0.664483 $0.742025	0.000 0.000 0.000 0.000 4,274.496 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.593365 $0.644480 $0.604580 $0.653410 $0.738793 $0.860085 $0.893097 $0.915860 $0.957951 $1.000602	$0.569505 $0.593365 $0.644480 $0.604580 $0.653410 $0.738793 $0.860085 $0.893097 $0.915860 $0.957951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.867295 $0.985322 $0.848223 $0.748378 $0.773031 $0.696574 $0.536622 $0.437794 $0.516957 $0.474170	$1.110397 $0.867295 $0.985322 $0.848223 $0.748378 $0.773031 $0.696574 $0.536622 $0.437794 $0.516957	0.000 0.000 0.000 8,604.983 0.000 0.000 0.000 0 0 0
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.846228 $0.857511 $0.872312 $0.887327 $0.902633 $0.918261 $0.934140 $0.950377 $0.966767 $0.983504	$0.838079 $0.846228 $0.857511 $0.872312 $0.887327 $0.902633 $0.918261 $0.934140 $0.950377 $0.966767	0.000 0.000 0.000 0.000 0.000 10,577.683 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.666129 $0.804658 $0.672189 $0.690316 $0.728048 $0.806159 $0.686448 $0.602519 $0.715668 $0.675475	$0.780829 $0.666129 $0.804658 $0. $0.690316 $0.728048 $0.806159 $0.686448 $0.602519 $0.715668	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 35,641

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.783013 $0.901712 $0.774533 $0.784816 $0.754711 $0.743921 $0.510623 $0.422612 $0.527863 $0.574643	$0.923439 $0.783013 $0.901712 $0.774533 $0.784816 $0.754711 $0.743921 $0.510623 $0.422612 $0.527863	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.422824 $1.661576 $1.490359 $1.283038 $1.366292 $1.291427 $1.004663 $0.884826 $0.939583 $0.770689	$1.727335 $1.422824 $1.661576 $1.490359 $1.283038 $1.366292 $1.291427 $1.004663 $0.884826 $0.939583	0.000 0.000 0.000 4,829.570 0.000 6,742.169 8,427.471 17,824 22,940 2,341
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.429292 $2.519156 $1.965997 $1.900422 $1.799528 $1.564894 $1.185828 $1.038169 $1.041139 $0.895902	$3.263799 $2.429292 $2.519156 $1.965997 $1.900422 $1.799528 $1.564894 $1.185828 $1.038169 $1.041139	110.428 111.087 111.750 112.412 9,555.381 3,784.454 2,784.434 4,627 14,673 55,767
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.660359 $0.842341 $0.885128 $0.725198 $0.962967 $1.099296 $0.901520 $0.891555 $0.887195 $0.766555	$0.704272 $0.660359 $0.842341 $0.885128 $0.725198 $0.962967 $1.099296 $0.901520 $0.891555 $0.887195	18,454.666 30,414.476 25,936.325 21,218.162 26,995.163 21,078.560 34,326.647 13,897 11,186 9,731
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.656578 $1.797150 $1.656898 $1.751202 $1.706035 $1.454322 $1.124209 $1.022740 $0.896047 $0.907404	$1.856681 $1.656578 $1.797150 $1.656898 $1.751202 $1.706035 $1.454322 $1.124209 $1.022740 $0.896047	25,139.839 23,439.010 21,713.351 24,500.357 28,793.403 14,890.605 0.000 11,467 11,467 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.376350 $0.442589 $0.427736 $0.279304 $0.423241 $0.565657 $0.927538 $1.104531 $1.391139 $1.064828	$0.539953 $0.376350 $0.442589 $0.427736 $0.279304 $0.423241 $0.565657 $0.927538 $1.104531 $1.391139	11.133 11.385 14.150 16.936 5.836 391.584 4,597.183 4,267 4,070 19,300

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.266110 $0.240518 $0.339137 $0.411961 $0.375865 $0.393983 $0.401804 $0.470208 $0.432326 $0.539218	$0.206625 $0.266110 $0.240518 $0.339137 $0.411961 $0.375865 $0.393983 $0.401804 $0.470208 $0.432326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,814 2,814 1,328
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.365318 $0.321926 $0.412713 $0.446231 $0.471881 $0.467062 $0.601622 $0.766752 $0.766323 $0.914083	$0.296491 $0.365318 $0.321926 $0.412713 $0.446231 $0.471881 $0.467062 $0.601622 $0.766752 $0.766323	39.343 40.249 50.187 59.963 21.159 21.825 22.508 37 1,596 2,601
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.130709 $0.136968 $0.186422 $0.210893 $0.246778 $0.311471 $0.448935 $0.562576 $0.639386 $0.825467	$0.092422 $0.130709 $0.136968 $0.186422 $0.210893 $0.246778 $0.311471 $0.448935 $0.562576 $0.639386	39.938 40.901 51.180 61.143 21.616 22.294 22.993 37 112 862
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.180317 $0.166214 $0.197103 $0.255782 $0.262412 $0.294151 $0.435347 $0.546672 $0.611834 $0.876154	$0.140385 $0.180317 $0.166214 $0.197103 $0.255782 $0.262412 $0.294151 $0.435347 $0.546672 $0.611834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 419
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.270603 $1.484362 $1.343330 $1.142000 $1.238889 $1.230094 $0.912359 $0.809081 $0.872570 $0.711469	$1.543502 $1.270603 $1.484362 $1.343330 $1.142000 $1.238889 $1.230094 $0.912359 $0.809081 $0.872570	0.000 0.000 0.000 5,344.882 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.389757 $1.648588 $1.528883 $1.207957 $1.340030 $1.288567 $0.952318 $0.834272 $0.855159 $0.737611	$1.674047 $1.389757 $1.648588 $1.528883 $1.207957 $1.340030 $1.288567 $0.952318 $0.834272 $0.855159	0.000 0.000 0.000 4,761.598 0.000 0.000 0.000 0 0 609

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.880059 $1.054894 $1.096595 $0.917112 $0.919173 $0.929998 $0.844362 $0.737402 $0.736527 $0.647800	$0.992656 $0.880059 $1.054894 $1.096595 $0.917112 $0.919173 $0.929998 $0.844362 $0.737402 $0.736527	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.545156 $1.662503 $1.544944 $1.576757 $1.700276 $1.268418 $1.595553 $1.607958 $1.139937 $1.053329	$1.795289 $1.545156 $1.662503 $1.544944 $1.576757 $1.700276 $1.268418 $1.595553 $1.607958 $1.139937	190.663 195.104 242.602 290.185 5,116.142 107.275 110.685 1,066 1,427 9,580
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.182532 $1.647376 $1.338766 $0.975788 $1.140903 $1.101615 $0.600486 $0.471791 $0.591430 $0.405393	$1.712260 $1.182532 $1.647376 $1.338766 $0.975788 $1.140903 $1.101615 $0.600486 $0.471791 $0.591430	0.000 0.000 0.000 5,528.269 0.000 0.000 4,074.259 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.483805 $1.467588 $1.349596 $1.193251 $1.297191 $1.048495 $0.941504 $0.956709 $0.828373 $0.795530	$1.791874 $1.483805 $1.467588 $1.349596 $1.193251 $1.297191 $1.048495 $0.941504 $0.956709 $0.828373	0.000 0.000 0.000 0.000 0.000 532.650 17,264.110 33,217 34,209 9,952
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.803853 $1.886707 $1.790503 $1.584111 $1.684245 $1.654080 $1.582860 $1.375486 $1.338761 $1.214406	$2.020549 $1.803853 $1.886707 $1.790503 $1.584111 $1.684245 $1.654080 $1.582860 $1.375486 $1.338761	0.000 0.000 0.000 0.000 603.516 2,214.301 1,610.460 37,318 7,373 10,120
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.195225 $1.216090 $1.208781 $1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552	$1.249238 $1.195225 $1.216090 $1.208781 $1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350	23,575.082 35,931.141 39,194.759 34,334.456 32,144.225 44,209.425 42,245.221 88,475 90,314 82,950

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.195225 $1.216090 $1.208781 $1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350 $1.143552	$1.249238 $1.195225 $1.216090 $1.208781 $1.228153 $1.251847 $1.219814 $1.272820 $1.235129 $1.171350	57,130.178 77,334.517 46,330.927 89,655.283 99,105.696 114,797.276 141,018.198 242,176 283,465 267,266
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.958306 $2.256478 $1.976986 $1.755381 $1.857272 $1.688256 $1.322123 $1.206948 $1.198577 $1.107158	$2.378334 $1.958306 $2.256478 $1.976986 $1.755381 $1.857272 $1.688256 $1.322123 $1.206948 $1.198577	14,512.301 15,694.823 16,736.202 20,800.256 20,658.586 39,227.196 40,610.085 76,549 54,397 70,308
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.857272 $2.107598 $1.931633 $1.957152 $2.008923 $1.804222 $1.770160 $1.441295 $1.560224 $1.376860	$2.279580 $1.857272 $2.107598 $1.931633 $1.957152 $2.008923 $1.804222 $1.770160 $1.441295 $1.560224	18,741.790 19,709.785 20,108.151 20,394.197 21,128.350 32,059.946 31,388.810 23,327 24,817 38,003
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.899475 $0.907699 $0.923485 $0.939551 $0.955965 $0.972655 $0.989626 $1.006982 $1.024490 $1.042372	$0.899190 $0.899475 $0.907699 $0.923485 $0.939551 $0.955965 $0.972655 $0.989626 $1.006982 $1.024490	44,132.304 63,376.083 161,034.929 181,648.409 424,694.377 454,114.285 613,419.324 1,277,293 1,780,020 419,467
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.322072 $1.407668 $1.307735 $1.304592 $1.333011 $1.287380 $1.225508 $1.178750 $1.179694 $1.099702	$1.495560 $1.322072 $1.407668 $1.307735 $1.304592 $1.333011 $1.287380 $1.225508 $1.178750 $1.179694	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 2,247 2,250
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.078233 $1.147874 $1.045741 $1.014214 $1.033241 $1.003043	$1.240374 $1.078233 $1.147874 $1.045741 $1.014214 $1.033241	0.000 0.000 0.000 0.000 913.560 916.182

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class(5) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.986387 $1.223357 $0.980193 $0.998634 $1.018586 $1.095693 $0.946659 $0.790410 $0.895751 $0.826264	$1.235073 $0.986387 $1.223357 $0.980193 $0.998634 $1.018586 $1.095693 $0.946659 $0.790410 $0.895751	21,147.970 41,126.965 35,995.037 39,397.706 38,211.374 58,619.183 52,950.536 552 46,827 31,077
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.361176 $1.386033 $1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557	$1.629051 $1.361176 $1.386033 $1.208065 $1.180521 $1.199707 $1.132055 $0.967796 $0.875390 $0.998657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.173830 $2.244804 $1.774121 $1.847643 $1.984417 $2.024434 $1.483743 $1.388050 $1.517254 $1.155700	$2.912588 $2.173830 $2.244804 $1.774121 $1.847643 $1.984417 $2.024434 $1.483743 $1.388050 $1.517254	3,411.842 3,522.807 3,652.907 3,767.174 3,951.634 8,423.979 17,850.553 19,994 23,118 33,306
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.437112 $1.527808 $1.380953 $1.347073 $1.400679 $1.397939 $1.303864 $1.237743 $1.230351 $1.151608	$1.603764 $1.437112 $1.527808 $1.380953 $1.347073 $1.400679 $1.397939 $1.303864 $1.237743 $1.230351	12,461.560 12,622.030 12,794.103 30,263.113 43,139.950 105,371.158 110,553.303 349,087 239,504 1,532,537
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.678850 $1.913192 $1.565112 $1.504831 $1.564285 $1.553793 $1.250875 $1.132555 $1.221935 $1.084459 $0.851789	$2.076695 $1.678850 $1.913192 $1.565112 $1.504831 $1.564285 $1.553793 $1.250875 $1.132555 $1.221935 $1.084459	14,791.307 15,919.463 48,833.029 10,724.412 43,643.971 72,489.823 76,007.930 91,603 118,103 91,152 108,380
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.662493 $1.825386 $1.554247 $1.488300 $1.553482 $1.542909 $1.318768 $1.215842 $1.265894 $1.145900	$1.957226 $1.662493 $1.825386 $1.554247 $1.488300 $1.553482 $1.542909 $1.318768 $1.215842 $1.265894	1,157,214.860 1,257,316.406 1,367,555.423 1,477,985.329 1,758,613.604 2,070,033.360 2,435,486.990 2,391,676 2,534,130 2,711,445

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.584009 $1.702986 $1.492172 $1.442399 $1.504913 $1.492309 $1.340971 $1.250618 $1.268751 $1.172122	$1.808620 $1.584009 $1.702986 $1.492172 $1.442399 $1.504913 $1.492309 $1.340971 $1.250618 $1.268751	561,616.284 574,340.818 1,131,169.932 1,207,503.368 1,526,431.862 1,811,153.735 2,086,727.812 2,313,059 2,615,293 2,907,014
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.365605 $1.390913 $1.368380 $1.364160 $1.383403 $1.339277 $1.392364 $1.352552 $1.283235 $1.209035	$1.452909 $1.365605 $1.390913 $1.368380 $1.364160 $1.383403 $1.339277 $1.392364 $1.352552 $1.283235	0.000 1,770.241 3,179.780 35,053.300 35,948.827 42,608.093 39,082.973 90,914 93,665 95,884
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.128308 $2.310067 $1.945367 $1.781219 $1.818842 $1.623832 $1.250425 $1.096024 $1.109905 $0.983274	$2.733619 $2.128308 $2.310067 $1.945367 $1.781219 $1.818842 $1.623832 $1.250425 $1.096024 $1.109905	0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,641 0 0
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.013492 $1.170776 $0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753	$1.171451 $1.013492 $1.170776 $0.980654 $0.987147 $1.023734 $1.049919 $0.949894 $0.859336 $0.945602	92,164.328 118,897.374 192,788.406 230,131.153 237,737.236 236,152.964 269,245.468 230,543 258,880 266,380
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.174011 $1.233996 $1.157108 $1.129946 $1.154350 $1.105136 $1.067972 $1.011240 $0.994627 $1.016262	$1.291290 $1.174011 $1.233996 $1.157108 $1.129946 $1.154350 $1.105136 $1.067972 $1.011240 $0.994627	20,255.803 33,891.893 35,385.324 32,869.736 33,782.414 34,083.653 36,058.981 42,205 42,484 59,223
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.118846 $1.177565 $1.084588 $1.110948 $1.154367 $1.082724 $1.007249 $1.000000	$1.276230 $1.118846 $1.177565 $1.084588 $1.110948 $1.154367 $1.082724 $1.007249	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.170683 $1.250457 $1.123836 $1.154863 $1.210786 $1.138831 $1.002310 $1.000000	$1.344166 $1.170683 $1.250457 $1.123836 $1.154863 $1.210786 $1.138831 $1.002310	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.251957 $1.334662 $1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049	$1.422947 $1.251957 $1.334662 $1.197091 $1.173928 $1.215990 $1.183433 $1.080606 $1.014433 $1.017230	0.000 15,397.971 16,652.106 18,040.820 19,553.566 18,662.274 17,715.630 16,777 3,713 3,751
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.285773 $1.357196 $1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954	$1.417706 $1.285773 $1.357196 $1.243682 $1.215838 $1.245677 $1.204352 $1.140253 $1.088293 $1.073221	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.275763 $1.398309 $1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328	$1.497188 $1.275763 $1.398309 $1.200884 $1.167341 $1.231035 $1.204741 $1.032001 $0.941380 $0.968815	0.000 16,163.752 17,480.264 18,938.049 20,526.033 19,661.435 23,270.253 20,330 2,592 2,589
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.195460 $1.250632 $1.148498 $1.121859 $1.179732 $1.110995 $0.989050 $1.000000	$1.393202 $1.195460 $1.250632 $1.148498 $1.121859 $1.179732 $1.110995 $0.989050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(4) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.882271 $2.755668 $1.957002 $2.042281 $1.864524 $1.793367 $1.233881 $1.089882 $1.179554 $0.944393	$3.497564 $2.882271 $2.755668 $1.957002 $2.042281 $1.864524 $1.793367 $1.233881 $1.089882 $1.179554	32,853.118 14,681.079 15,699.096 19,064.486 27,072.669 20,324.278 20,873.050 0 2,184 2,186

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.104664 $2.228701 $1.992303 $1.883254 $1.917423 $1.765628 $1.525646 $1.381252 $1.354553 $1.112525	$2.513105 $2.104664 $2.228701 $1.992303 $1.883254 $1.917423 $1.765628 $1.525646 $1.381252 $1.354553	33,091.338 64,594.135 68,263.677 85,411.648 81,410.748 83,627.276 93,421.844 113,929 91,298 91,446
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.061417 $1.160613 $1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377	$1.248411 $1.061417 $1.160613 $1.053990 $1.017637 $1.062494 $1.002567 $0.912062 $0.919076 $0.968114	22,486.992 23,756.106 25,147.797 26,493.412 27,892.204 29,413.292 30,851.495 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 9, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.017702 $1.091812 $1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125	$1.175899 $1.017702 $1.091812 $1.006269 $0.975294 $1.013409 $0.948413 $0.892250 $0.894314 $0.983287	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.029457 $1.134753 $1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045	$1.229847 $1.029457 $1.134753 $1.005472 $0.975493 $1.028097 $0.983212 $0.856484 $0.865554 $0.996415	2,712.103 1,578.185 735.342 750.901 750.901 766.462 781.568 1,267 1,318 1,318
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355352 $1.393406 $1.354793 $1.345157 $1.361650 $1.327868 $1.389528 $1.317487 $1.265218 $1.203867	$1.441514 $1.355352 $1.393406 $1.354793 $1.345157 $1.361650 $1.327868 $1.389528 $1.317487 $1.265218	26,228.537 39,163.228 42,125.712 38,975.427 37,401.300 50,297.227 52,875.424 194,693 219,943 214,535
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.146213 $1.201089 $1.094066 $1.084443 $1.130098 $1.109850 $1.054692 $1.005094 $0.000000	$1.253045 $1.146213 $1.201089 $1.094066 $1.084443 $1.130098 $1.109850 $1.054692 $1.005094	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.259395 $1.362655 $1.151436 $1.149925 $1.251858 $1.233977 $1.077677 $0.988360 $0.000000	$1.378278 $1.259395 $1.362655 $1.152436 $1.149925 $1.251858 $1.233977 $1.077677 $0.988360	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.142944 $1.213653 $1.069618 $1.065039 $1.132101 $1.111708 $1.018010 $1.000000	$1.248300 $1.142944 $1.213653 $1.069618 $1.065039 $1.132101 $1.111708 $1.018010	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.080744 $3.547873 $3.131902 $2.637766 $2.759365 $2.675652 $2.001254 $1.754945 $1.838141 $1.438119	$3.782905 $3.080744 $3.547873 $3.131902 $2.637766 $2.759365 $2.675652 $2.001254 $1.754945 $1.83814	24,611.997 23,661.075 22,673.712 23,818.522 22,227.462 17,495.429 6,912.257 4,528 10,393 7,611
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.761044 $3.030282 $2.526732 $2.316026 $2.306850 $2.209278 $1.564329 $1.379275 $1.382451 $1.049271	$3.592480 $2.761044 $3.030282 $2.526732 $2.316026 $2.306850 $2.209278 $1.564329 $1.379275 $1.382451	0.000 0.000 0.000 2,778.596 7,374.774 4,240.691 6,598.565 15,741 19,401 22,809
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.358318 $2.400641 $1.895461 $1.880751 $1.795000 $1.647896 $1.268971 $1.144134 $1.211734 $1.049462	$3.237432 $2.358318 $2.400641 $1.895461 $1.880751 $1.795000 $1.647896 $1.268971 $1.144134 $1.211734	48,226.667 56,422.094 55,420.143 55,192.338 53,781.292 64,122.796 50,858.941 42,772 47,964 9,414

Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.813555 $1.973815 $1.738612 $1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179 $1.237531	$2.104733 $1.813555 $1.973815 $1.738612 $1.695364 $1.704674 $1.620969 $1.419893 $1.275667 $1.340179	15,077.657 15,541.931 15,208.154 15,702.661 15,877.572 13,922.457 13,922.457 21,430 2,707 2,960

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.675085 $1.713357 $1.661885 $1.549753 $1.572903 $1.562312 $1.443485 $1.285809 $1.272059 $1.111100	$1.852740 $1.675085 $1.713357 $1.661885 $1.549753 $1.572903 $1.562312 $1.443485 $1.285809 $1.272059	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.258683 $2.410180 $2.017872 $1.838184 $1.848509 $1.658605 $1.278124 $1.123669 $1.122151 $0.994212	$2.911291 $2.258683 $2.410180 $2.017872 $1.838184 $1.848509 $1.658605 $1.278124 $1.123669 $1.122151	13,205.643 13,345.238 13,488.084 13,634.710 13,794.517 154,935.443 155,146.487 155,385 187,651 47,650
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903 $1.265010	$2.148112 $1.829002 $2.059412 $1.875441 $1.690636 $1.835614 $1.818636 $1.496889 $1.323222 $1.369903	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,005 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.793000 $0.990319 $0.757550 $0.765117 $0.858246 $0.886317 $0.783621 $0.689848 $0.960518 $0.857150	$0.985348 $0.793000 $0.990319 $0.757550 $0.765117 $0.858246 $0.886317 $0.783621 $0.689848 $0.960518	14,918.915 30,409.766 41,456.900 62,369.352 62,736.775 69,902.928 82,849.393 94,931 130,725 135,068
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.074095 $1.326094 $1.096246 $0.940405 $1.110544 $1.110162 $0.952850 $0.892888 $1.082431 $0.848357	$1.243881 $1.074095 $1.326094 $1.096246 $0.940405 $1.110544 $1.110162 $0.952850 $0.892888 $1.082431	218.368 219.137 219.951 220.869 221.885 9,306.818 4,291.511 225 2,684 32,058
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.403205 $1.519933 $1.294544 $1.199931 $1.225343 $1.117413 $0.875370 $0.781364 $0.794226 $0.717132	$1.779116 $1.403205 $1.519933 $1.294544 $1.199931 $1.225343 $1.117413 $0.875370 $0.781364 $0.794226	0.000 0.000 0.000 0.000 0.000 262,288.304 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.190667 $2.213401 $1.900713 $1.854380 $1.800543 $1.627459 $1.182754 $0.984733 $0.948780 $0.794499	$2.686099 $2.190667 $2.213401 $1.900713 $1.854380 $1.800543 $1.627459 $1.182754 $0.984733 $0.948780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 26,100
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.682182 $0.818479 $0.624301 $0.571645 $0.703177 $0.740099 $0.803944 $0.766886 $0.970823 $0.899005	$0.833746 $0.682182 $0.818479 $0.624301 $0.571645 $0.703177 $0.740099 $0.803944 $0.766886 $0.970823	35,534.182 49,653.437 46,538.085 58,160.216 60,703.836 55,910.300 58,570.735 56,924 90,995 101,360
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.761402 $0.901406 $0.765371 $0.721617 $0.823053 $0.915833 $0.765351 $0.667289 $0.744426 $0.737286	$0.882284 $0.761402 $0.901406 $0.765371 $0.721617 $0.823053 $0.915833 $0.765351 $0.667289 $0.744426	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.599991 $0.651029 $0.610133 $0.658767 $0.744110 $0.865435 $0.897771 $0.919752 $0.961078 $1.002890	$0.576435 $0.599991 $0.651029 $0.610133 $0.658767 $0.744110 $0.865435 $0.897771 $0.919752 $0.961078	0.000 0.000 23,275.448 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.876999 $0.995367 $0.856034 $0.754529 $0.778617 $0.700929 $0.539459 $0.439669 $0.518658 $0.475263	$1.123914 $0.876999 $0.995367 $0.856034 $0.754529 $0.778617 $0.700929 $0.539459 $0.439669 $0.518658	42,499.320 0.000 23,293.615 23,293.615 22,943.816 22,603.987 26,065.129 28,848 28,373 27,878
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.855861 $0.866417 $0.880516 $0.894789 $0.909345 $0.924169 $0.939205 $0.954611 $0.970145 $0.985935	$0.848447 $0.855861 $0.866417 $0.880516 $0.894789 $0.909345 $0.924169 $0.939205 $0.954611 $0.970145	84,538.507 84,546.235 2,211.243 2,220.506 2,230.711 101,467.170 101,477.050 101,488 99,227 638

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.673599 $0.812886 $0.678390 $0.696002 $0.733324 $0.811195 $0.690060 $0.605089 $0.718020 $0.677025	$0.790366 $0.673599 $0.812886 $0.678390 $0.696002 $0.733324 $0.811195 $0.690060 $0.605089 $0.718020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 640
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.791772 $0.910897 $0.781655 $0.791258 $0.760155 $0.748556 $0.513306 $0.424419 $0.529596 $0.575966	$0.934683 $0.791772 $0.910897 $0.781655 $0.791258 $0.760155 $0.748556 $0.513306 $0.424419 $0.529596	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 6,102
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.438785 $1.678549 $1.504103 $1.293598 $1.376183 $1.299497 $1.009952 $0.888608 $0.942677 $0.772462	$1.748633 $1.438785 $1.678549 $1.504103 $1.293598 $1.376183 $1.299497 $1.009952 $0.888608 $0.942677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.456950 $2.545321 $1.984477 $1.916415 $1.812895 $1.574963 $1.192288 $1.042789 $1.044758 $0.898128	$3.304188 $2.456950 $2.545321 $1.984477 $1.916415 $1.812895 $1.574963 $1.192288 $1.042789 $1.044758	36,552.123 38,500.218 25,199.424 3,555.624 220.230 5,698.203 3,483.568 223 449 24,084
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.667759 $0.850940 $0.893285 $0.731161 $0.969935 $1.106162 $0.906264 $0.895356 $0.890104 $0.768320	$0.712868 $0.667759 $0.850940 $0.893285 $0.731161 $0.969935 $1.106162 $0.906264 $0.895356 $0.890104	662.076 28,791.470 19,594.335 669.687 672.769 675.629 678.612 7,307 1,141 366,043
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.675140 $1.815473 $1.672162 $1.765600 $1.718376 $1.463414 $1.130130 $1.027117 $0.899003 $0.909499	$1.879329 $1.675140 $1.815473 $1.672162 $1.765600 $1.718376 $1.463414 $1.130130 $1.027117 $0.899003	12,962.000 13,051.194 29,681.311 29,770.844 34,082.406 16,243.413 18,843.963 20,964 20,745 20,491

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.380574 $0.447125 $0.431688 $0.281609 $0.426310 $0.569203 $0.932406 $1.109231 $1.395690 $1.067271	$0.546546 $0.380574 $0.447125 $0.431688 $0.281609 $0.426310 $0.569203 $0.932406 $1.109231 $1.395690	124.096 124.535 27,009.813 27,010.331 27,010.902 67,707.342 67,710.324 49,895 30,178 15,660
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.269080 $0.242963 $0.342248 $0.415329 $0.378574 $0.396438 $0.403907 $0.472207 $0.433739 $0.540451	$0.209140 $0.269080 $0.242963 $0.342248 $0.415329 $0.378574 $0.396438 $0.403907 $0.472207 $0.433739	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.369399 $0.325206 $0.416503 $0.449889 $0.475276 $0.469969 $0.604771 $0.770017 $0.768834 $0.916175 $1.335806	$0.300098 $0.369399 $0.325206 $0.416503 $0.449889 $0.475276 $0.469969 $0.604771 $0.770017 $0.768834 $0.916175	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 1,577 1,584 1,591
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.132179 $0.138365 $0.188141 $0.212632 $0.248561 $0.313418 $0.451299 $0.564979 $0.641490 $0.827360	$0.093554 $0.132179 $0.138365 $0.188141 $0.212632 $0.248561 $0.313418 $0.451299 $0.564979 $0.641490	0.000 0.000 144,529.243 0.000 0.000 0.000 0.000 0 1,498 1,505
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.182348 $0.167917 $0.198940 $0.257920 $0.264346 $0.296038 $0.437716 $0.549104 $0.613959 $0.878329	$0.142102 $0.182348 $0.167917 $0.198940 $0.257920 $0.264346 $0.296038 $0.437716 $0.549104 $0.613959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 1,431 1,437
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.285102 $1.499817 $1.355988 $1.151635 $1.248120 $1.238038 $0.917362 $0.812709 $0.875617 $0.713250	$1.562645 $1.285102 $1.499817 $1.355988 $1.151635 $1.248120 $1.238038 $0.917362 $0.812709 $0.875617	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 29,266

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.405310 $1.665387 $1.542949 $1.217883 $1.349713 $1.296603 $0.957321 $0.837822 $0.888069 $0.739310	$1.694442 $1.405310 $1.665387 $1.542949 $1.217883 $1.349713 $1.296603 $0.957321 $0.837822 $0.888069	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 551 553
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.889918 $1.065661 $1.106698 $0.924663 $0.925831 $0.935808 $0.848808 $0.740559 $0.738950 $0.739310	$1.004775 $0.889918 $1.065661 $1.106698 $0.924663 $0.925831 $0.935808 $0.848808 $0.740559 $0.738950	738.663 1,008.798 30,781.495 74,184.584 544.488 546.800 549.209 332,598 1,109 338,243
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.562425 $1.679435 $1.559150 $1.589699 $1.712545 $1.276315 $1.603906 $1.614789 $1.143665 $1.055739	$1.817147 $1.562425 $1.679435 $1.559150 $1.589699 $1.712545 $1.276315 $1.603906 $1.614789 $1.143665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.195797 $1.664212 $1.351129 $0.983839 $1.149182 $1.108518 $0.603659 $0.473815 $0.593384 $0.406335	$1.733170 $1.195797 $1.664212 $1.351129 $0.983839 $1.149182 $1.108518 $0.603659 $0.473815 $0.593384	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 965 970
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.500404 $1.482544 $1.362019 $1.203063 $1.306565 $1.055031 $0.946436 $0.960775 $0.831082 $0.797350	$1.813709 $1.500404 $1.482544 $1.362019 $1.203063 $1.306565 $1.055031 $0.946436 $0.960775 $0.831085	29,481.948 16,955.787 16,701.138 7,036.557 7,036.557 0.000 0.000 262,964 417,690 271,138
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.830606 $1.912794 $1.813473 $1.602857 $1.702503 $1.670376 $1.596885 $1.386305 $1.347976 $1.221570	$2.052527 $1.830606 $1.912794 $1.813473 $1.602857 $1.702503 $1.670376 $1.596885 $1.386305 $1.347976	15,461.738 16,190.958 16,051.546 16,033.288 31,153.998 62,699.174 64,360.061 317,532 328,907 225,303

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.212998 $1.232953 $1.224349 $1.242749 $1.265476 $1.231880 $1.284140 $1.244878 $1.179428 $1.150314	$1.269066 $1.212998 $1.232953 $1.224349 $1.242749 $1.265476 $1.231880 $1.284140 $1.244878 $1.179428	9,613.898 58,210.025 82,246.115 231,070.222 87,040.480 121,086.922 242,108.284 181,587 183,949 195,069
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 4, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.088615 $1.106531 $1.098815 $1.115338 $1.135737 $1.105592 $1.152499 $1.117261 $1.058523 $1.032383	$1.138938 $1.088615 $1.106531 $1.098815 $1.115338 $1.135737 $1.105592 $1.152499 $1.117261 $1.058523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.987411 $2.287752 $2.002427 $1.776222 $1.877475 $1.704947 $1.333880 $1.216481 $1.206855 $1.113720	$2.416050 $1.987411 $2.287752 $2.002427 $1.776222 $1.877475 $1.704947 $1.333880 $1.216481 $1.206855	202,212.237 180,431.023 204,580.476 213,001.606 233,869.988 254,641.440 274,362.041 285,066 323,509 348,729
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.884804 $2.136732 $1.956416 $1.980313 $2.030699 $1.821985 $1.785824 $1.452606 $1.570927 $1.384944	$2.315632 $1.884804 $2.136732 $1.956416 $1.980313 $2.030699 $1.821985 $1.785824 $1.452606 $1.570927	74,866.497 80,457.807 89,678.216 92,623.383 103,890.764 119,236.180 141,422.340 155,373 188,826 205,439
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.912854 $0.920280 $0.935373 $0.950711 $0.966380 $0.982281 $0.998420 $1.014932 $1.031597 $1.048565	$0.913459 $0.912854 $0.920280 $0.935373 $0.950711 $0.966380 $0.982281 $0.998420 $1.014932 $1.031597	846.130 846.130 0.000 41,161.127 5,659.490 119,312.985 126,722.114 153,386 980,503 588,071
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.341647 $1.427104 $1.324511 $1.320039 $1.347470 $1.300073 $1.236380 $1.188033 $1.187812 $1.106183	$1.519201 $1.341647 $1.427104 $1.324511 $1.320039 $1.347470 $1.300073 $1.236380 $1.188033 $1.187812	0.000 0.000 0.000 3,465.060 3,487.411 3,509.931 3,532.564 7,817 7,844 7,872

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.083177 $1.152001 $1.048468 $1.015862 $1.033915 $1.003046	$1.247281 $1.083177 $1.152001 $1.048468 $1.015862 $1.033915	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(5) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.997755 $1.236223 $0.989536 $1.007164 $1.026267 $1.102874 $0.951928 $0.794037 $0.898984 $0.828435	$1.250531 $0.997755 $1.236223 $0.989536 $1.007164 $1.026267 $1.102874 $0.951928 $0.794037 $0.898984	73,036.821 78,111.131 74,409.240 76,017.100 84,048.307 197,068.986 238,138.605 73,988 66,982 344,348
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.373390 $1.397090 $1.216518 $1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750 $0.985671	$1.645286 $1.373390 $1.397090 $1.216518 $1.187626 $1.205750 $1.136652 $0.970775 $0.877223 $0.999750	75,095.229 17,432.513 11,127.805 173.799 177.343 180.962 184.652 3,333 5,712 16,142
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.206086 $2.275865 $1.796911 $1.869549 $2.005966 $2.044413 $1.496910 $1.398977 $1.527700 $1.162523	$2.958705 $2.206086 $2.275865 $1.796911 $1.869549 $2.005966 $2.044413 $1.496910 $1.398977 $1.527700	49,537.003 49,207.167 64,514.646 73,981.871 89,678.418 89,455.916 76,804.984 154,804 164,973 41,897
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.458394 $1.548896 $1.398634 $1.362993 $1.415844 $1.411695 $1.315400 $1.247464 $1.238799 $1.158375	$1.629118 $1.458394 $1.548896 $1.398634 $1.362993 $1.415844 $1.411695 $1.315400 $1.247464 $1.238799	119,546.152 172,800.951 183,789.375 244,009.160 391,741.676 324,415.433 320,300.383 247,523 321,295 338,363
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.703755 $1.939651 $1.585214 $1.522668 $1.581274 $1.569133 $1.261996 $1.141485 $1.230366 $1.090865	$2.109576 $1.703755 $1.939651 $1.585214 $1.522668 $1.581274 $1.569133 $1.261996 $1.141485 $1.230366	122,993.300 220,451.644 297,115.970 299,767.447 301.861.736 364,591.030 399,746.292 439,748 570,808 1,300,563

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.687176 $1.850653 $1.574215 $1.505948 $1.570368 $1.558130 $1.330475 $1.225410 $1.274598 $1.152650	$1.988228 $1.687176 $1.850653 $1.574215 $1.505948 $1.570368 $1.558130 $1.330475 $1.225410 $1.274598	1,408,993.654 1,487,270.313 1,509,552.980 1,624,486.425 1,639,953.991 1,763,975.414 2,393,350.677 2,248,614 2,176,942 2,763,110
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.607487 $1.726527 $1.511307 $1.459470 $1.521222 $1.506995 $1.352847 $1.260453 $1.277474 $1.179021	$1.837236 $1.607487 $1.726527 $1.511307 $1.459470 $1.521222 $1.506995 $1.352847 $1.260453 $1.277474	1,046,722.627 1,202,620.601 1,292,728.553 1,512,922.084 1,567,904.981 1,680,647.207 1,739,128.413 1,759,038 2,022,808 2,055,451
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.385819 $1.410103 $1.385908 $1.380287 $1.398382 $1.352450 $1.404674 $1.363158 $1.292036 $1.216130	$1.475863 $1.385819 $1.410103 $1.385908 $1.380287 $1.398382 $1.352450 $1.404674 $1.363158 $1.292036	103,074.825 74,078.932 118,745.259 215,859.762 88,573.417 90,920.048 102,788.734 366,837 188,478 288,719
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.159830 $2.341975 $1.970313 $1.802300 $1.838563 $1.639829 $1.261506 $1.104639 $1.117527 $0.989043	$2.776830 $2.159830 $2.341975 $1.970313 $1.802300 $1.838563 $1.639829 $1.261506 $1.104639 $1.117527	70,956.871 74,871.177 105,785.612 82,116.348 156,813.160 18,928.278 23,823.930 23,824 23,824 23,824
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.026201 $1.184286 $0.990996 $0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963 $0.875915	$1.187318 $1.026201 $1.184286 $0.990996 $0.996591 $1.032510 $1.057889 $0.956156 $0.864146 $0.949963	16,019.341 16,276.947 22,546.767 22,745.563 25,183.713 51,464.298 52,836.029 63,669 55,500 89,469
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.191424 $1.251053 $1.171951 $1.143310 $1.166855 $1.116015 $1.077428 $1.019182 $1.001461 $1.022246	$1.311719 $1.191424 $1.251053 $1.171951 $1.143310 $1.166855 $1.116015 $1.077428 $1.019182 $1.001461	97,953.517 96,866.595 121,877.061 159,269.452 186,859.386 192,130.407 195,225.351 236,036 226,600 228,591

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.126185 $1.184126 $1.089568 $1.114959 $1.157393 $1.084499 $1.007913 $1.000000	$1.285858 $1.126185 $1.184126 $1.089568 $1.114959 $1.157393 $1.084499 $1.007913	73,892.487 75,083.976 75,727.694 75,169.689 72,703.732 39,734.186 39,734.186 53,109
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.178345 $1.257398 $1.128976 $1.159018 $1.213957 $1.140694 $1.002962 $1.000000	$1.354284 $1.178345 $1.257398 $1.128976 $1.159018 $1.213957 $1.140694 $1.002962	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934 $0.936613	$1.439424 $1.265213 $1.347460 $1.207372 $1.182854 $1.224036 $1.190094 $1.085619 $1.018128 $1.019934	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408 $0.998075	$1.431907 $1.297372 $1.368093 $1.252438 $1.223188 $1.251978 $1.209253 $1.143767 $1.090563 $1.074408	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,756 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384 $0.873783	$1.514515 $1.289266 $1.411711 $1.211213 $1.176223 $1.239185 $1.211522 $1.036789 $0.944813 $0.971384	0.000 0.000 0.000 0.000 0.000 19,059.029 19,059.029 35,261 0 0
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.202876 $1.257142 $1.153348 $1.125495 $1.182385 $1.112403 $0.989330 $1.000000	$1.403224 $1.202876 $1.257142 $1.153348 $1.125495 $1.182385 $1.112403 $0.989330	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class(4) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	2.924980 $2.793736 $1.982091 $2.066443 $1.884735 $1.811019 $1.244801 $1.098438 $1.187648 $0.949933	$3.552884 $2.924980 $2.793736 $1.982091 $2.066443 $1.884735 $1.811019 $1.244801 $1.098438 $1.187648	211,665.565 138,727.444 106,189.697 98,580.129 198,671.601 99,429.046 105,330.727 105,796 106,666 55,206
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.135919 $2.259559 $2.017909 $1.905579 $1.938252 $1.783046 $1.539184 $1.392132 $1.363878 $1.119086	$2.552928 $2.135919 $2.259559 $2.017909 $1.905579 $1.938252 $1.783046 $1.539184 $1.392132 $1.363878	122,570.029 142,278.864 158,473.646 163,818.877 160,595.543 194,395.376 172,740.744 168,672 190,414 145,787
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.070965 $1.169900 $1.061381 $1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182 $1.020496	$1.260872 $1.070965 $1.169900 $1.061381 $1.023770 $1.067847 $1.006637 $0.914867 $0.920990 $0.969182	196.695 200.707 204.802 208.980 213.242 217.588 222.023 227 2,670 10,965
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.026888 $1.100574 $1.013351 $0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370 $1.022242	$1.187674 $1.026888 $1.100574 $1.013351 $0.981190 $1.018540 $0.952272 $0.895001 $0.896169 $0.984370	3,307.096 2,111.916 0.000 0.000 13,880.842 13,892.401 13,904.576 37,355 39,957 42,409
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.038697 $1.143804 $1.012502 $0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506 $1.021163	$1.242103 $1.038697 $1.143804 $1.012502 $0.981356 $1.033259 $0.987191 $0.859112 $0.867357 $0.997506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.375462 $1.412685 $1.372195 $1.361096 $1.376425 $1.340963 $1.401848 $1.327863 $1.273929 $1.210959	$1.464339 $1.375462 $1.412685 $1.372195 $1.361096 $1.376425 $1.340963 $1.401848 $1.327863 $1.273929	109,949.394 75,592.005 113,244.728 113,120.239 126,435.930 172,889.673 261,907.714 461,777 193,499 386,365

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154182 $1.208244 $1.099506 $1.088767 $1.133500 $1.112095 $1.055788 $1.005148 $0.000000	$1.263007 $1.154182 $1.208244 $1.099506 $1.088767 $1.133500 $1.112095 $1.055788 $1.005148	2,978.980 1,916.379 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.268175 $1.370801 $1.158186 $1.154534 $1.255634 $1.236477 $1.078799 $0.988415 $0.000000	$1.389260 $1.268175 $1.370801 $1.158186 $1.154534 $1.255634 $1.236477 $1.078799 $0.988415	143.684 146.618 149.611 152.664 13,183.625 31,531.829 31,546.503 38,257 190,710
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.150442 $1.220409 $1.074525 $1.068872 $1.135067 $1.113529 $1.018679 $1.000000	$1.257720 $1.150442 $1.220409 $1.074525 $1.068872 $1.135067 $1.113529 $1.018679	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.125568 $3.595936 $3.171227 $2.668268 $2.788522 $2.701270 $2.018439 $1.768251 $1.850259 $1.446179	$3.841721 $3.125568 $3.595936 $3.171227 $2.668268 $2.788522 $2.701270 $2.018439 $1.768251 $1.850259	143,532.052 179,805.540 216,451.909 247,209.365 323,052.926 370,064.409 457,030.222 239,708 504,789 470,933
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.802184 $3.072383 $2.559328 $2.343611 $2.332035 $2.231198 $1.578307 $1.390227 $1.392050 $1.055501	$3.649584 $2.802184 $3.072383 $2.559328 $2.343611 $2.332035 $2.231198 $1.578307 $1.390227 $1.392050	95,040.373 95,890.719 80,452.784 78,856.884 141,633.004 175,284.128 158,469.089 70,914 79,362 49,837
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.393292 $2.433836 $1.919793 $1.903034 $1.814489 $1.664149 $1.280233 $1.153142 $1.220066 $1.055641	$3.288675 $2.393292 $2.433836 $1.919793 $1.903034 $1.814489 $1.664149 $1.280233 $1.153142 $1.220066	197,503.489 184,930.855 230,463.865 267,088.931 281,230.105 300,834.252 313,941.913 498,934 493,483 312,092

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599 $1.342988 $1.342988	$2.127868 $1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599 $1.342988	14,639.381 15,019.478 15,374.538 16,158.054 16,604.927 17,037.143 18,508.856 5,104 5,154 14,505
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.693890 $1.730872 $1.677219 $1.562520 $1.584302 $1.572084 $1.451082 $1.291291 $1.276228 $1.113652	$1.875388 $1.693890 $1.730872 $1.677219 $1.562520 $1.584302 $1.572084 $1.451082 $1.291291 $1.276228	10,251.097 10,436.164 10,415.023 2,583.892 3,717.138 19,048.592 32,241.821 19,056 59,079 25,145
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.292210 $2.443541 $2.043797 $1.859970 $1.868570 $1.674970 $1.289467 $1.132530 $1.129891 $1.000089	$2.957425 $2.292210 $2.443541 $2.043797 $1.859970 $1.868570 $1.674970 $1.289467 $1.132530 $1.129891	74,457.950 76,493.870 77,010.470 83,025.893 88,462.662 74,892.169 76,400.049 76,330 76,244 92,689
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324 $1.372792 $1.266432	$2.171803 $1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324 $1.372792	0.000 0.000 0.000 0.000 0.000 4,991.091 5,035.847 5,081 5,130 11,383
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.801905 $1.000456 $0.764545 $0.771434 $0.864473 $0.891862 $0.787742 $0.692784 $0.963670 $0.859118	$0.997390 $0.801905 $1.000456 $0.764545 $0.771434 $0.864473 $0.891862 $0.787742 $0.692784 $0.963670	0.000 0.000 0.000 0.000 113,554.540 152,025.798 170,299.426 118,168 104,754 144,056
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.086190 $1.339700 $1.106410 $0.948190 $1.118635 $1.117135 $0.957884 $0.896711 $1.086001 $0.850314	$1.259130 $1.086190 $1.339700 $1.106410 $0.948190 $1.118635 $1.117135 $0.957884 $0.896711 $1.086001	0.000 0.000 0.000 0.000 0.000 512.058 525.012 6,356 58,447 41,449

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.419244 $1.535775 $1.306757 $1.210066 $1.234481 $1.124647 $0.880167 $0.784874 $0.797007 $0.718930	$1.801215 $1.419244 $1.535775 $1.306757 $1.210066 $1.234481 $1.124647 $0.880167 $0.784874 $0.797007	0.000 0.000 0.000 0.000 0.000 4,930.051 0.000 0 0 56,164
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.215231 $2.236005 $1.918227 $1.869633 $1.813562 $1.637606 $1.188952 $0.988918 $0.951879 $0.796306	$2.718896 $2.215231 $2.236005 $1.918227 $1.869633 $1.813562 $1.637606 $1.188952 $0.988918 $0.951879	17,497.768 18,046.936 18,517.918 18,772.681 18,786.263 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.689851 $0.826860 $0.630083 $0.576365 $0.708284 $0.744737 $0.808194 $0.770182 $0.974022 $0.901084	$0.843956 $0.689851 $0.826860 $0.630083 $0.576365 $0.708284 $0.744737 $0.808194 $0.770182 $0.974022	0.000 0.000 0.000 0.000 0.000 28,665.780 29,555.060 16,151 2,320 124,139
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.769980 $0.910650 $0.772457 $0.727582 $0.829048 $0.921594 $0.769403 $0.670156 $0.746897 $0.739000	$0.893099 $0.769980 $0.910650 $0.772457 $0.727582 $0.829048 $0.921594 $0.769403 $0.670156 $0.746897	0.000 0.000 0.000 0.000 0.000 17,882.672 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.606736 $0.657693 $0.615767 $0.664197 $0.749508 $0.870854 $0.902500 $0.923679 $0.964220 $1.005178	$0.583489 $0.606736 $0.657693 $0.615767 $0.664197 $0.749508 $0.870854 $0.902500 $0.923679 $0.964220	0.000 0.000 0.000 0.000 2,426.031 5,183.721 7,883.638 2,628 2,629 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.886842 $1.005540 $0.863931 $0.760738 $0.784249 $0.705306 $0.542290 $0.441535 $0.520345 $0.476352	$1.137660 $0.886842 $1.005540 $0.863931 $0.760738 $0.784249 $0.705306 $0.542290 $0.441535 $0.520345	173,463.384 185,373.860 191,712.497 0.000 0.000 47,849.321 50,768.574 182 123 22,413

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.865622 $0.875427 $0.888811 $0.902344 $0.916149 $0.930145 $0.944378 $0.958912 $0.973508 $0.988432	$0.858976 $0.865622 $0.875427 $0.888811 $0.902344 $0.916149 $0.930145 $0.944378 $0.958912 $0.973508	0.000 260,824.158 0.000 0.000 20,729.802 5,160.786 42,319.026 884 45,113 207,517
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.681140 $0.821170 $0.684641 $0.701727 $0.738625 $0.816262 $0.693697 $0.607678 $0.720380 $0.678587	$0.799999 $0.681140 $0.821170 $0.684641 $0.701727 $0.738625 $0.816262 $0.693697 $0.607678 $0.720380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 1,693 35,256
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.800670 $0.920223 $0.788877 $0.797778 $0.765670 $0.753244 $0.516011 $0.426236 $0.531340 $0.577291	$0.946129 $0.800670 $0.920223 $0.788877 $0.797778 $0.765670 $0.753244 $0.516011 $0.426236 $0.531340	0.000 0.000 0.000 0.000 107,279.187 0.000 12,258.814 0 17,512 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.454919 $1.695698 $1.517985 $1.304263 $1.386165 $1.307643 $1.015277 $0.892411 $0.945774 $0.774243	$1.769769 $1.454919 $1.695698 $1.517985 $1.304263 $1.386165 $1.307643 $1.015277 $0.892411 $0.945774	0.000 0.000 0.000 0.000 0.000 849.004 0.000 16,929 0 20,034
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.484982 $2.571809 $2.003172 $1.932571 $1.826385 $1.585129 $1.198805 $1.047459 $1.048405 $0.900379	$3.345174 $2.484982 $2.571809 $2.003172 $1.932571 $1.826385 $1.585129 $1.198805 $1.047459 $1.048405	764.974 1,117.891 1,900.222 317.576 1,477.044 4,499.466 589.179 7,197 33,893 3,248
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.675241 $0.859609 $0.901509 $0.737172 $0.976940 $1.113054 $0.911015 $0.899159 $0.893013 $0.770074	$0.721560 $0.675241 $0.859609 $0.901509 $0.737172 $0.976940 $1.113054 $0.911015 $0.899159 $0.893013	0.000 0.000 0.000 0.000 10,376.898 256,612.174 348,522.923 337,398 398,544 292,482

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.693903 $1.833996 $1.687562 $1.780117 $1.730808 $1.472543 $1.136054 $1.031470 $0.901937 $0.911572	$1.902251 $1.693903 $1.833996 $1.687562 $1.780117 $1.730808 $1.472543 $1.136054 $1.031470 $0.901937	2,916.897 2,923.824 2,931.473 2,939.276 4,917.832 132.707 134.223 136 93 58,034
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.384847 $0.451687 $0.435682 $0.283931 $0.429408 $0.572771 $0.937331 $1.113985 $1.400281 $1.069717	$0.553235 $0.384847 $0.451687 $0.435682 $0.283931 $0.429408 $0.572771 $0.937331 $1.113985 $1.400281	6,888.791 7,318.185 7,759.863 8,218.592 13,955.008 15,433.718 66,205.013 272,149 314,004 312,378
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.272103 $0.245444 $0.345407 $0.418762 $0.381324 $0.398922 $0.406040 $0.474231 $0.435176 $0.541704	$0.211691 $0.272103 $0.245444 $0.345407 $0.418762 $0.381324 $0.398922 $0.406040 $0.474231 $0.435176	0.000 0.000 0.000 0.000 1,284.836 7,656.235 0.000 0 0 11,573
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.373516 $0.328506 $0.420326 $0.453577 $0.478716 $0.472893 $0.607950 $0.773288 $0.771350 $0.918268	$0.303747 $0.373516 $0.328506 $0.420326 $0.453577 $0.478716 $0.472893 $0.607950 $0.773288 $0.771350	0.000 0.000 0.000 0.000 0.000 0.000 19,309.592 19,310 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.133668 $0.139787 $0.189888 $0.214393 $0.250378 $0.315381 $0.453675 $0.567391 $0.643589 $0.829257	$0.094704 $0.133668 $0.139787 $0.189888 $0.214393 $0.250378 $0.315381 $0.453675 $0.567391 $0.643589	0.000 525,725.829 0.000 0.000 0.000 0.000 16,293.249 31,911 32,166 29,969
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.184451 $0.169694 $0.200828 $0.260098 $0.266316 $0.297951 $0.440113 $0.551564 $0.616101 $0.880526	$0.143876 $0.184451 $0.169694 $0.200828 $0.260098 $0.266316 $0.297951 $0.440113 $0.551564 $0.616101	485.783 201,511.550 505.818 516.151 526.670 15,097.491 24,952.040 20,673 11,221 18,442

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.299776 $1.515445 $1.368770 $1.161341 $1.257397 $1.246021 $0.922370 $0.816340 $0.878662 $0.715032	$1.582049 $1.299776 $1.515445 $1.368770 $1.161341 $1.257397 $1.246021 $0.922370 $0.816340 $0.878662	0.000 0.000 0.000 0.000 0.000 79.835 80.752 82 58 31
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.421086 $1.682409 $1.557201 $1.227927 $1.359509 $1.304719 $0.962370 $0.841404 $0.890980 $0.741008	$1.715160 $1.421086 $1.682409 $1.557201 $1.227927 $1.359509 $1.304719 $0.962370 $0.841404 $0.890980	0.000 0.000 0.000 0.000 0.000 0.000 42,178.295 26,408 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.899904 $1.076538 $1.116891 $0.932261 $0.932525 $0.941652 $0.853268 $0.743715 $0.741377 $0.650773	$1.017038 $0.899904 $1.076538 $1.116891 $0.932261 $0.932525 $0.941652 $0.853268 $0.743715 $0.741377	0.000 0.000 0.000 166,050.365 93,425.990 0.000 0.000 6,542 0 19,546
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.579949 $1.696588 $1.573515 $1.602768 $1.724926 $1.284286 $1.612329 $1.621663 $1.147398 $1.058149	$1.839329 $1.579949 $1.696588 $1.573515 $1.602768 $1.724926 $1.284286 $1.612329 $1.621663 $1.147398	0.000 2,870.089 3,080.731 0.000 344,710 20,941.078 14,962.871 29,836 4,401 1,140
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.209177 $1.681164 $1.363551 $0.991915 $1.157490 $1.115434 $0.606831 $0.475835 $0.595319 $0.407258	$1.754287 $1.209177 $1.681164 $1.363551 $0.991915 $1.157490 $1.115434 $0.606831 $0.475835 $0.595319	4,565.467 4,645.520 4,826.366 0.000 0.000 0.000 10,825.900 0 226,490 723,834
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.517275 $1.497730 $1.374628 $1.213008 $1.316071 $1.061655 $0.951439 $0.964891 $0.833820 $0.799179	$1.835899 $1.517275 $1.497730 $1.374628 $1.213008 $1.316071 $1.061655 $0.951439 $0.964891 $0.833820	56,336.893 58,446.889 60,602.116 60,627.338 0.000 4,310.035 2,593.875 5,698 13,099 15,698

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.857783 $1.939259 $1.836765 $1.621857 $1.720996 $1.686855 $1.611066 $1.397230 $1.357250 $1.228759	$2.085051 $1.857783 $1.939259 $1.836765 $1.621857 $1.720996 $1.686855 $1.611066 $1.397230 $1.357250	38,058.977 43,503.242 45,158.041 44,617.045 49,541.953 76,234.964 107,396.424 128,346 145,588 143,204
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.230971 $1.249988 $1.240055 $1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091	$1.289131 $1.230971 $1.249988 $1.240055 $1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556	9,215.492 11,147.953 13,076.470 18,825.016 28,384.818 34,874.172 73,376.785 110,569 150,709 251,792
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.230971 $1.249988 $1.240055 $1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556 $1.157091	$1.289131 $1.230971 $1.249988 $1.240055 $1.257472 $1.279209 $1.244026 $1.295531 $1.254686 $1.187556	679.854 729.330 635.502 2,447.262 2,065.774 1,463.833 1,498.762 170,610 227,822 252,567
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.016903 $2.319403 $2.028140 $1.797266 $1.897849 $1.721762 $1.345710 $1.226048 $1.215152 $1.120274	$2.454317 $2.016903 $2.319403 $2.028140 $1.797266 $1.897849 $1.721762 $1.345710 $1.226048 $1.215152	87,447.482 52,307.019 54,292.916 60,555.412 64,989.656 109,056.443 148,051.886 156,815 136,258 143,832
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.912790 $2.166307 $1.981541 $2.003776 $2.052734 $1.839948 $1.801656 $1.464035 $1.581742 $1.393108	$2.352341 $1.912790 $2.166307 $1.981541 $2.003776 $2.052734 $1.839948 $1.801656 $1.464035 $1.581742	11,070.350 13,249.026 18,103.246 22,995.308 23,425.980 39,279.092 68,924.093 69,104 77,832 95,176
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.926400 $0.932995 $0.947366 $0.961965 $0.976854 $0.991926 $1.007253 $1.022916 $1.038652 $1.054707	$0.927925 $0.926400 $0.932995 $0.947366 $0.961965 $0.976854 $0.991926 $1.007253 $1.022916 $1.038652	66,280.029 105,297.407 119,623.426 180,174.562 218,122.883 271,258.755 545,904.823 858,428 812,569 770,223

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.361607 $1.446894 $1.341552 $1.335711 $1.362127 $1.312921 $1.247357 $1.197389 $1.195995 $1.112710	$1.543314 $1.361607 $1.446894 $1.341552 $1.335711 $1.362127 $1.312921 $1.247357 $1.197389 $1.195995	360.937 375.436 351.989 330.254 324.349 5,085.055 10,696.419 9,367 39,496 64,307
TA BlackRock Tactical Allocation - Service Class Subaccount Inception date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.088171 $1.156159 $1.051235 $1.017551 $1.034612 $1.003049	$1.254262 $1.088171 $1.156159 $1.051235 $1.017551 $1.034612	172,470.978 173,444.084 174,597.139 174,605.224 174,614.007 142,495.730
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.009324 $1.249320 $0.999042 $1.015843 $1.034096 $1.110193 $0.957301 $0.797723 $0.902265 $0.830636	$1.266288 $1.009324 $1.249320 $0.999042 $1.015843 $1.034096 $1.110193 $0.957301 $0.797723 $0.902265	5,659.176 6,530.273 8,174.056 16,176.998 9,967.734 25,326.619 26,078.798 49,449 3,472 23,219
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039 $1.000840 $0.985787	$1.661774 $1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039 $1.000840	17,398.398 17,430.444 3,271.508 15,110.163 15,126.811 48,656.609 18,068.169 6,711 6,744 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.238830 $2.307365 $1.819998 $1.891704 $2.027748 $2.064570 $1.510191 $1.409990 $1.538210 $1.169370	$3.005579 $2.238830 $2.307365 $1.819998 $1.891704 $2.027748 $2.064570 $1.510191 $1.409990 $1.538210	65,667.475 42,863.629 44,241.744 50,352.797 54,961.919 81,731.891 144,528.478 94,053 129,141 74,751
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.480050 $1.570346 $1.416610 $1.379152 $1.431222 $1.425629 $1.327083 $1.257299 $1.247340 $1.165217	$1.654944 $1.480050 $1.570346 $1.416610 $1.379152 $1.431222 $1.425629 $1.327083 $1.257299 $1.247340	501,815.328 522,836.184 591,256.539 615,132.230 685,685.216 710,192.277 731,848.316 953,578 997,833 1,303,849

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.729083 $1.966546 $1.605606 $1.540754 $1.598473 $1.584634 $1.273201 $1.150482 $1.238843 $1.097291	$2.143025 $1.729083 $1.966546 $1.605606 $1.540754 $1.598473 $1.584634 $1.273201 $1.150482 $1.238843	319,717.421 340,380.798 457,409.105 515,312.375 555,881.484 614,614.995 687,940.659 822,685 864,771 946,667
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.712253 $1.876300 $1.594459 $1.523812 $1.587417 $1.573506 $1.342286 $1.235071 $1.283385 $1.159440	$2.019786 $1.712253 $1.876300 $1.594459 $1.523812 $1.587417 $1.573506 $1.342286 $1.235071 $1.283385	977,789.887 1,190,849.587 1,386,170.271 1,635,045.354 1,935,132.178 2,087,264.713 2,471,488.628 2,697,431 2,910,759 3,147,707
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.631384 $1.750460 $1.530751 $1.476800 $1.537781 $1.521906 $1.364874 $1.270401 $1.286295 $1.185993	$1.866387 $1.631384 $1.750460 $1.530751 $1.476800 $1.537781 $1.521906 $1.364874 $1.270401 $1.286295	757,164.929 924,019.702 1,105,579.828 1,366,440.909 1,467,272.669 1,875,309.409 2,318,518.145 2,382,147 2,681,903 2,734,018
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.406422 $1.429655 $1.403734 $1.396662 $1.413577 $1.365806 $1.417154 $1.373916 $1.300956 $1.223316	$1.499291 $1.406422 $1.429655 $1.403734 $1.396662 $1.413577 $1.365806 $1.417154 $1.373916 $1.300956	25,963.664 28,003.388 29,988.285 38,561.690 37,700.093 103,430.926 138,219.667 126,201 73,483 73,079
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.191960 $2.374455 $1.995682 $1.823720 $1.858575 $1.656043 $1.272724 $1.113361 $1.125251 $0.994909	$2.820921 $2.191960 $2.374455 $1.995682 $1.823720 $1.858575 $1.656043 $1.272724 $1.113361 $1.125251	50,587.948 51,034.140 51,380.704 50,461.923 52,164.211 49,596.682 60,559.331 75,626 66,564 55,556
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106	$1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359	67,737.361 101,014.543 176,372.209 177,805.624 224,895.992 229,576.137 231,859.371 227,978 236,300 294,369

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.209121 $1.268376 $1.187029 $1.156886 $1.179555 $1.127054 $1.087013 $1.027226 $1.008363 $1.028279	$1.332534 $1.209121 $1.268376 $1.187029 $1.156886 $1.179555 $1.127054 $1.087013 $1.027226 $1.008363	48,882.635 51,397.198 52,487.158 52,583.313 58,245.808 60,513.745 99,381.194 100,554 169,233 313,466
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137	$1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598	16,996.847 17,222.171 17,398.561 18,112.390 18,369.803 18,621.652 18,862.742 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203	$1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.968473 $2.832467 $2.007609 $2.090986 $1.905237 $1.828910 $1.255865 $1.107105 $1.195837 $0.955548	$3.609268 $2.968473 $2.832467 $2.007609 $2.090986 $1.905237 $1.828910 $1.255865 $1.107105 $1.195837	40,336.275 39,211.020 92,363.934 92,536.318 101,916.119 93,462.249 97,306.617 104,422 104,936 104,856
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.167655 $2.290870 $2.043860 $1.928200 $1.959316 $1.800650 $1.552856 $1.403107 $1.373290 $1.125692	$2.593424 $2.167655 $2.290870 $2.043860 $1.928200 $1.959316 $1.800650 $1.552856 $1.403107 $1.373290	83,021.981 86,839.120 147,693.392 99,419.709 106,221.667 91,918.507 104,662.482 114,300 120,344 375,506
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901 $0.970248 $1.020612	$1.273492 $1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901 $0.970248	0.000 0.000 0.000 0.000 0.000 0.000 5,242.033 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047 $0.985454 $1.022364	$1.199598 $1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047 $0.985454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166 $0.998612 $1.021282	$1.254551 $1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166 $0.998612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.395869 $1.432230 $1.389815 $1.377226 $1.391379 $1.354196 $1.414294 $1.338324 $1.282702 $1.218101	$1.487525 $1.395869 $1.432230 $1.389815 $1.377226 $1.391379 $1.354196 $1.414294 $1.338324 $1.282702	16,336.903 22,195.154 24,176.324 35,406.054 42,022.531 103,827.066 146,848.077 228,883 197,494 418,369
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.162245 $1.215482 $1.105005 $1.093141 $1.136922 $1.114355 $1.056897 $1.005208 $0.000000	$1.273080 $1.162245 $1.215482 $1.105005 $1.093141 $1.136922 $1.114355 $1.056897 $1.005208	0.000 0.000 0.000 112,305.396 126,279.424 65,230.777 74,950.319 9,346 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.276993 $1.378970 $1.163956 $1.159156 $1.259431 $1.238991 $1.079930 $0.988472 $0.000000	$1.400291 $1.276993 $1.378970 $1.163956 $1.159156 $1.259431 $1.238991 $1.079930 $0.988472	4,995.625 5,306.989 5,627.274 5,959.957 6,331.053 5,016.689 1,865.061 108,741 108,741
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352 $1.000000	$1.267288 $1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352	0.000 0.000 0.000 0.000 0.000 65,502.213 77,430.707 9,781
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.171049 $3.644650 $3.211030 $2.699117 $2.817987 $2.727128 $2.035749 $1.781655 $1.862452 $1.454271	$3.901446 $3.171049 $3.644650 $3.211030 $2.699117 $2.817987 $2.727128 $2.035749 $1.781655 $1.862452	102,363.945 116,133.320 136,997.259 165,342.966 179,542.477 205,037.600 244,324.885 125,788 123,388 155,480
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.843734 $3.114858 $2.592168 $2.371349 $2.357313 $2.253165 $1.592269 $1.401129 $1.401596 $1.061704	$3.707351 $2.843734 $3.114858 $2.592168 $2.371349 $2.357313 $2.253165 $1.592269 $1.401129 $1.401596	14,602.365 16,060.249 15,590.411 15,316.177 22,447.737 31,260.145 102,438.858 59,264 38,108 65,378

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.428788 $2.467481 $1.944423 $1.925554 $1.834150 $1.680527 $1.291556 $1.162197 $1.228444 $1.061849	$3.340738 $2.428788 $2.467481 $1.944423 $1.925554 $1.834150 $1.680527 $1.291556 $1.162197 $1.228444	166,719.395 150,170.943 170,734.706 175,411.793 184,962.472 181,453.999 185,417.734 186,586 214,815 103,340

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595	$2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388	218,966.366 233,951.860 217,959.070 219,789.486 276,834.807 276,997.516 116,733.593 83,089 123,547 120,154
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.703382 $1.739725 $1.684973 $1.568962 $1.590042 $1.577001 $1.454904 $1.294044 $1.278324 $1.114909	$1.886831 $1.703382 $1.739725 $1.684973 $1.568962 $1.590042 $1.577001 $1.454904 $1.294044 $1.278324	79,742.806 81,280.643 91,770.172 147,608.306 109,055.228 249,584.449 217,111.149 154,709 341,111 483,053
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.309200 $2.460428 $2.056900 $1.870969 $1.878701 $1.683213 $1.295178 $1.136975 $1.133764 $1.003023	$2.980816 $2.309200 $2.460428 $2.056900 $1.870969 $1.878701 $1.683213 $1.295178 $1.136975 $1.133764	249,173.836 315,855.261 429,635.545 408,831.825 401,034.040 556,336.081 1,094,621.111 675,833 595,983 816,193
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151	$2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241	3,941.235 3,988.944 7,259.468 7,559.568 10,094.965 10,267.865 72,366.525 183,297 145,305 127,828

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.806402 $1.005554 $0.768064 $0.774601 $0.867593 $0.894642 $0.789810 $0.694263 $0.965241 $0.860100	$1.003487 $0.806402 $1.005554 $0.768064 $0.774601 $0.867593 $0.894642 $0.789810 $0.694263 $0.965241	126,981.817 71,398.145 132,595.779 123,192.441 124,314.926 268,396.989 366,287.492 420,371 326,913 1,097,138
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.092266 $1.346522 $1.111490 $0.952067 $1.122661 $1.120609 $0.960393 $0.898623 $1.087780 $0.851293	$1.266799 $1.092266 $1.346522 $1.111490 $0.952067 $1.122661 $1.120609 $0.960393 $0.898623 $1.087780	57,586.114 55,636.558 66,347.441 135,566.999 70,272.784 74,473.771 137,372.156 134,277 804,291 1,094,999
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.427347 $1.543781 $1.312932 $1.215178 $1.239083 $1.128275 $0.882573 $0.786626 $0.798394 $0.719828	$1.812399 $1.427347 $1.543781 $1.312932 $1.215178 $1.239083 $1.128275 $0.882573 $0.786626 $0.798394	159,278.845 176,416.827 264,720.829 262,609.130 558,090.981 1,480,257.854 694,339.527 590,497 242,002 1,670,416
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.227589 $2.247368 $1.927030 $1.877296 $1.820104 $1.642703 $1.192070 $0.991018 $0.953426 $0.797210	$2.735416 $2.227589 $2.247368 $1.927030 $1.877296 $1.820104 $1.642703 $1.192070 $0.991018 $0.953426	21,441.877 31,174.541 35,747.304 36,619.991 56,618.720 69,035.000 94,005.037 45,467 470,634 251,451
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.693716 $0.831065 $0.632974 $0.578729 $0.710848 $0.747063 $0.810321 $0.771827 $0.975623 $0.9021161	$0.849094 $0.693716 $0.831065 $0.632974 $0.578729 $0.710848 $0.747063 $0.810321 $0.771827 $0.975623	125,355.171 65,189.995 203,924.049 313,064.464 303,554.745 532,516.961 1,059,083.231 978,190 379,737 2,820,053
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.774261 $0.915258 $0.775992 $0.730549 $0.832023 $0.924447 $0.771412 $0.671579 $0.748109 $0.739847	$0.898504 $0.774261 $0.915258 $0.775992 $0.730549 $0.832023 $0.924447 $0.771412 $0.671579 $0.748109	84,416.394 98,613.058 168,181.833 195,530.654 229,370.527 241,236.819 110,461.081 190,173 42,169 39,320

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.610146 $0.661056 $0.618610 $0.666936 $0.752236 $0.873584 $0.904878 $0.925649 $0.965815 $1.006338	$0.587060 $0.610146 $0.661056 $0.618610 $0.666936 $0.752236 $0.873584 $0.904878 $0.925649 $0.965815	4,258.322 4,121.056 4,036.284 11,834.639 11,932.126 14,010.387 14,612.156 15,245 56,625 46,085
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.891851 $1.010717 $0.867960 $0.763907 $0.787130 $0.707547 $0.543738 $0.442504 $0.521232 $0.476920	$1.144647 $0.891851 $1.010717 $0.867960 $0.763907 $0.787130 $0.707547 $0.543738 $0.442504 $0.521232	160,376.625 181,652.747 216,698.247 273,404.811 203,133.954 585,780.699 690,695.698 147,985 137,995 840,665
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.870527 $0.879951 $0.892965 $0.906128 $0.919532 $0.933096 $0.946936 $0.961014 $0.975208 $0.989638	$0.864265 $0.870527 $0.879951 $0.892965 $0.906128 $0.919532 $0.933096 $0.946936 $0.961014 $0.975208	174,241.896 1,116,264.952 653,131.106 509,471.376 1,248,445.709 1,693,203.783 1,003,903.844 1,048,579 2,931,180 940,798
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.684989 $0.825401 $0.687812 $0.704626 $0.741309 $0.818820 $0.695515 $0.608963 $0.721547 $0.679357	$0.804911 $0.684989 $0.825401 $0.687812 $0.704626 $0.741309 $0.818820 $0.695515 $0.608963 $0.721547	202,133.577 214,728.234 412,564.951 331,954.488 350,211.381 364,183.822 582,335.581 711,812 467,194 2,365,967
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.805151 $0.924916 $0.792524 $0.801086 $0.768468 $0.755613 $0.517380 $0.427142 $0.532208 $0.577952	$0.951887 $0.805151 $0.924916 $0.792524 $0.801086 $0.768468 $0.755613 $0.517380 $0.427142 $0.532208	0.014 0.014 0.014 3,357.603 32,651.166 1,755.464 54,089.901 0 263,283 49,622
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.463058 $1.704334 $1.524970 $1.309614 $1.391164 $1.311709 $1.017936 $0.894304 $0.947322 $0.775131	$1.780556 $1.463058 $1.704334 $1.524970 $1.309614 $1.391164 $1.311709 $1.017936 $0.894304 $0.947322	116,269.954 170,999.650 206,089.849 337,441.941 211,177.178 547,900.462 606,660.853 475,810 366,640 277,314

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.499157 $2.585192 $2.012596 $1.940704 $1.833152 $1.590223 $1.202066 $1.049791 $1.050226 $0.901497	$3.365918 $2.499157 $2.585192 $2.012596 $1.940704 $1.833158 $1.590223 $1.202066 $1.049791 $1.050226	130,168.488 158,765.396 162,782.589 133,723.600 231,749.227 224,554.344 256,687.749 165,109 1,015,907 752,809
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.679026 $0.864008 $0.905677 $0.740210 $0.980488 $1.116543 $0.913422 $0.901092 $0.894486 $0.770963	$0.725961 $0.679026 $0.864008 $0.905677 $0.740210 $0.980488 $1.116543 $0.913422 $0.901092 $0.894486	126,348.973 148,680.154 204,297.785 203,801.635 189,478.746 234,459.700 347,090.940 287,275 909,799 1,661,066
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.703374 $1.843334 $1.695325 $1.787429 $1.737060 $1.477140 $1.139051 $1.033684 $0.903420 $0.912621	$1.913827 $1.703374 $1.843334 $1.695325 $1.787429 $1.737060 $1.477140 $1.139051 $1.033684 $0.903420	30,893.429 31,984.872 39,397.397 76,112.684 148,461.800 74,359.983 197,803.999 184,973 405,004 87,706
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.387005 $0.453999 $0.437684 $0.285099 $0.430954 $0.574549 $0.939784 $1.116355 $1.402574 $1.079645	$0.556598 $0.387005 $0.453999 $0.437684 $0.285099 $0.430954 $0.574549 $0.939784 $1.116355 $1.402574	145,979.837 155,561.763 273,565.577 276,260.689 300,592.135 460,689.947 442,323.427 693,744 962,860 818,582
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.273617 $0.246688 $0.346986 $0.420465 $0.382696 $0.400168 $0.407106 $0.475238 $0.435882 $0.542321	$0.212980 $0.273617 $0.246688 $0.346986 $0.420465 $0.382696 $0.400168 $0.407106 $0.475238 $0.435882	77,036.116 76,048.010 71,305.245 55,794.661 84,534.797 37,689.697 36,520.620 39,213 40,095 110,200
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.375626 $0.330195 $0.422274 $0.455442 $0.480453 $0.474381 $0.609550 $0.774934 $0.772607 $0.919315	$0.305607 $0.375626 $0.330195 $0.422274 $0.455442 $0.480453 $0.474381 $0.609550 $0.774934 $0.772607	52,821.885 52,294.550 45,687.297 30,038.750 25,911.610 22,565.045 20,563.198 22,633 24,070 30,936

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.134422 $0.140497 $0.190766 $0.215270 $0.251272 $0.316363 $0.454854 $0.568603 $0.644640 $0.830203	$0.095281 $0.134422 $0.140497 $0.190766 $0.215270 $0.251272 $0.316363 $0.454854 $0.568603 $0.644640	120,334.512 119,271.794 102,166.234 69,044.231 52,533.701 50,881.776 92,796.220 128,908 74,039 81,099
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.185493 $0.170574 $0.201768 $0.261192 $0.267310 $0.298913 $0.441315 $0.552805 $0.617176 $0.881623	$0.144760 $0.185493 $0.170574 $0.201768 $0.261192 $0.267310 $0.298913 $0.441315 $0.552805 $0.617176	48,070.332 44,715.988 52,443.803 47,783.917 52,399.650 52,333.227 51,403.409 49,332 53,167 131,351
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.307234 $1.523369 $1.375254 $1.166273 $1.262120 $1.250073 $0.924904 $0.818176 $0.880205 $0.715926	$1.591908 $1.307234 $1.523369 $1.375254 $1.166273 $1.262120 $1.250073 $0.924904 $0.818176 $0.880205	106,513.772 153,445.907 117,280.871 199,373.059 213,381.860 521,746.220 645,717.292 483,764 98,363 346,026
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.429041 $1.690987 $1.564363 $1.232978 $1.364422 $1.308797 $0.964901 $0.843207 $0.892448 $0.741863	$1.725602 $1.429041 $1.690987 $1.564363 $1.232978 $1.364422 $1.308797 $0.964901 $0.843207 $0.892448	125,349.377 97,020.696 58,910.242 197,173.625 52,754.343 51,930.057 352,647.447 172,771 13,019 115,604
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.904941 $1.082033 $1.122046 $0.936105 $0.935908 $0.944596 $0.855513 $0.745296 $0.742578 $0.651519	$1.023242 $0.904941 $1.082033 $1.122046 $0.936105 $0.935908 $0.944596 $0.855513 $0.745296 $0.742578	15,776.344 26,171.799 91,662.365 147,837.937 20,223.013 27,400.087 114,038.059 604,761 30,768 499,905
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.588773 $1.705220 $1.580753 $1.609348 $1.731163 $1.288293 $1.616561 $1.625116 $1.149283 $1.059360	$1.850515 $1.588773 $1.705220 $1.580753 $1.609348 $1.731163 $1.288293 $1.616561 $1.625116 $1.149283	38,305.691 42,300.637 49,296.007 98,453.470 50,267.978 165,849.334 47,869.997 249,907 172,850 225,417

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.215923 $1.689703 $1.369804 $0.995964 $1.161641 $1.118879 $0.608404 $0.476835 $0.596291 $0.407731	$1.764943 $1.215923 $1.689703 $1.369804 $0.995964 $1.161641 $1.118879 $0.608404 0.476835 $0.596291	26,994.049 24,488.794 32,136.738 128,131.231 30,641.043 107,803.774 216,461.629 43,282 104,016 373,964
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.525744 $1.505335 $1.380930 $1.217980 $1.320814 $1.064964 $0.953938 $0.966953 $0.835191 $0.800103	$1.847062 $1.525744 $1.505335 $1.380930 $1.217980 $1.320814 $1.064964 $0.953938 $0.966953 $0.835191	26,617.955 24,433.314 36,459.304 44,334.408 64,465.548 110,446.552 127,415.583 549,771 1,165,035 616,129
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.871571 $1.952690 $1.848570 $1.631468 $1.730347 $1.695189 $1.618221 $1.402741 $1.361949 $1.232408	$2.101556 $1.871571 $1.952690 $1.848570 $1.631468 $1.730347 $1.695189 $1.618221 $1.402741 $1.361949	537,381.127 696,167.598 829,144.708 918,706.092 622,156.951 813,115.240 1,642,847.569 2,939,254 2,795,667 3,363,687
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.240085 $1.258624 $1.247998 $1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483	$1.299317 $1.240085 $1.258624 $1.247998 $1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621	240,471.555 358,891.063 811,038.184 1,173,649.954 1,094,411.000 1,422,345.432 2,185,346.747 2,772,629 3,397,411 3,868,350
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.240085 $1.258624 $1.247998 $1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483 $1.130443	$1.299317 $1.240085 $1.258624 $1.247998 $1.264900 $1.286128 $1.250135 $1.301244 $1.259585 $1.191621 $1.160483	1,924,859.033 6,045,265.331 2,671,823.460 9,445,393.294 8,795,201.355 7,612.095.483 8,054,692.115 34,901,995 49,145,334 32,477,224 55,499,845
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.031801 $2.335377 $2.041104 $1.807866 $1.908094 $1.730200 $1.351642 $1.230848 $1.219304 $1.123538	$2.473672 $2.031801 $2.335377 $2.041104 $1.807866 $1.908094 $1.730200 $1.351642 $1.230848 $1.219304	1,132,047.413 1,173,664.895 1,358,216.320 1,543,441.593 1,903,649.498 2,731,092.739 3,151,369.645 2,825,457 3,402,092 3,675,388

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.926947 $2.181258 $1.994239 $2.015629 $2.063864 $1.849007 $1.809635 $1.469797 $1.587181 $1.397210	$2.370908 $1.926947 $2.181258 $1.994239 $2.015629 $2.063864 $1.849007 $1.809635 $1.469797 $1.587181	454,242.450 480,744.071 697,666.435 747,387.833 879,824.503 1,187,447.562 1,443,140.391 1,785,134 1,842,180 2,389,432
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.933272 $0.939464 $0.953464 $0.967688 $0.982171 $0.996813 $1.011749 $1.026951 $1.042250 $1.057853	$0.935272 $0.933272 $0.939464 $0.953464 $0.967688 $0.982171 $0.996813 $1.011749 $1.026951 $1.042250	1,667,810.329 2,365,408.299 2,002,861.938 3,339,234.469 3,504,524.765 2,565,655.044 4,082,168.237 6,351,476 10,139,264 12,273,033
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.371731 $1.456925 $1.350183 $1.343646 $1.369530 $1.319412 $1.252913 $1.202130 $1.200133 $1.116003	$1.555571 $1.371731 $1.456925 $1.350183 $1.343646 $1.369530 $1.319412 $1.252913 $1.202130 $1.200133	148,849.399 162,253.408 191,391.529 246,397.619 255,520.244 394,722.238 292,427.318 337,810 815,630 1,059,133
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.090695 $1.158275 $1.052634 $1.018395 $1.034952 $1.003050	$1.257796 $1.090695 $1.158275 $1.052634 $1.018395 $1.034952	568,352.210 585,011.173 715,017.608 911,756.189 1,484,738.467 2,215,355.432
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.015111 $1.255857 $1.003770 $1.020153 $1.037971 $1.113806 $0.959949 $0.799533 $0.903862 $0.831700	$1.274184 $1.015111 $1.255857 $1.003770 $1.020153 $1.037971 $1.113806 $0.959949 $0.799533 $0.903862	590,816.816 611,815.066 803,855.889 932,704.166 987,956.969 1,559,621.172 1,979,346.011 1,554,927 817,520 1,395,246
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	$1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403	170,953.972 276,555.460 328,843.530 245,953.192 273,410.949 252,129.335 207,181.557 179,276 219,351 391,671

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.255390 $2.323270 $1.831638 $1.902874 $2.038709 $2.074713 $1.516863 $1.415524 $1.543486 $1.172796 $0.743435	$3.029303 $2.255390 $2.323270 $1.831638 $1.902874 $2.038709 $2.074713 $1.516863 $1.415524 $1.543486 $1.172796	464,155.839 496,615.121 631,864.062 763,662.273 1,008,509.245 1,410,680.588 1,748,714.826 1,558,975 2,571,234 1,923,286 879,704
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.491006 $1.581182 $1.425695 $1.387323 $1.438998 $1.432659 $1.332971 $1.262232 $1.251623 $1.168640	$1.668007 $1.491006 $1.581182 $1.425695 $1.387323 $1.438998 $1.432659 $1.332971 $1.262232 $1.251623	6,200,158.996 7,477,853.482 8,988,842.024 10,597,567.992 12,066,574.122 14,795,958.882 19,372,385.699 26,313,349 25,079,419 27,712,543
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.741898 $1.980140 $1.615914 $1.549873 $1.607145 $1.592446 $1.278853 $1.155010 $1.243101 $1.100521	$2.159982 $1.741898 $1.980140 $1.615914 $1.549873 $1.607145 $1.592446 $1.278853 $1.155010 $1.243101	8,321,937.220 9,523,018.614 12,335,665.332 13,034,240.202 16,663,551.066 23,113,830.543 28,088,080.618 23,918,415 26,672,882 34,348,040
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.724874 $1.889187 $1.604624 $1.532782 $1.595986 $1.581232 $1.348206 $1.239917 $1.287790 $1.162860	$2.035676 $1.724874 $1.889187 $1.604624 $1.532782 $1.595986 $1.581232 $1.348206 $1.239917 $1.287790	44,037,212.592 49,654,648.714 59,096,913.780 65,312,713.744 77,627,502.162 91,897,967.033 106,827,698.689 107,754,562 111,789,160 135,072,534
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.643491 $1.762564 $1.540582 $1.485547 $1.546122 $1.529402 $1.370925 $1.275400 $1.290702 $1.189483	$1.881163 $1.643491 $1.762564 $1.540582 $1.485547 $1.546122 $1.529402 $1.370925 $1.275400 $1.290702	16,284,460.010 19,214,865.321 21,261,360.819 23,980,684.870 28,970,198.547 34,523,387.136 40,997,023.807 46,563,305 53,451,867 62,168,068
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.416825 $1.439507 $1.412722 $1.404913 $1.421235 $1.372523 $1.423424 $1.379309 $1.305416 $1.226908	$1.511104 $1.416825 $1.439507 $1.412722 $1.404913 $1.421235 $1.372523 $1.423424 $1.379309 $1.305416	898,622.122 1,003,336.059 1,252,312.739 1,667,968.794 1,750,378.806 2,298,602.229 2,329,603.971 3,847,377 3,385,136 2,772,625

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.208129 $2.390782 $2.008420 $1.834445 $1.868577 $1.664139 $1.278316 $1.117704 $1.129096 $0.997814	$2.843131 $2.208129 $2.390782 $2.008420 $1.834445 $1.868577 $1.664139 $1.278316 $1.117704 $1.129096	134,046.612 187,091.718 235,256.889 201,537.968 327,552.327 264,938.137 574,537.223 942,499 494,733 271,632
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687	$1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557	2,225,538.875 2,819,190.882 3,438,952.050 3,807,645.867 5,079,398.027 6,055,060.451 7,270,355.267 7,691,863 8,045,933 9,187,088
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.218079 $1.277143 $1.194635 $1.163731 $1.185950 $1.132618 $1.091838 $1.031274 $1.011845 $1.031315	$1.343053 $1.218079 $1.277143 $1.194635 $1.163731 $1.185950 $1.132618 $1.091838 $1.031274 $1.011845	891,983.828 1,051,451.039 1,239,234.952 1,291,215.611 1,499,175.838 1,762,111.171 1,728,328.972 1,899,976 2,184,400 2,524,481
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	0.000 0.000 0.000 0.000 0.000 6,711.717 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	0.000 0.000 9,467.951 9,474.142 9,480.701 12,052.199 6,845.742 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912	$1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942	330,724.095 299,036.915 411,874.179 382,413.202 487,980.022 666,696.190 428,720.917 282,214 350,587 360,522

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	$1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184	210,267.857 228,994.650 256,929.537 438,176.538 427,400.198 378,201.869 252,338.815 328,477 183,139 184,846
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931	$1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207	714,102.660 780,247.530 860,118.845 1,010,837.895 1,151,098.552 1,262,206.653 1,134,496.741 519,838 561,741 567,834
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	24,624.430 22,659.530 25,581.652 27,531.260 28,931.318 30,314.765 0.000 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.990407 $2.851978 $2.020439 $2.103315 $1.915526 $1.837893 $1.261426 $1.111454 $1.199948 $0.958353	$3.637728 $2.990407 $2.851978 $2.020439 $2.103315 $1.915526 $1.837893 $1.261426 $1.111454 $1.199948	991,731.146 537,853.420 529,648.296 557,156.397 884,504.052 763,735.448 882,412.623 710,656 718,555 861,820
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.183592 $2.306554 $2.056847 $1.939501 $1.969835 $1.809434 $1.559660 $1.408564 $1.377957 $1.128982	$2.613771 $2.183592 $2.306554 $2.056847 $1.939501 $1.969835 $1.809434 $1.559660 $1.408564 $1.377957	2,850.101.074 3,206,321.687 3,820,104.356 4,316,358.412 4,616,432.989 4,414,290.257 4,034,413.719 3,695,937 3,656,654 3,303,572
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	$1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792	88,590.635 109,596.183 140,577.779 164,920.271 341,591.568 299,588.789 438,618.168 622,393 913,834 762,095

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	$1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000	303,510.243 153,266.932 167,400.750 167,867.097 153,115.405 193,079.448 309,251.785 277,322 394,448 384,843
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	$1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152	89,585.189 135,746.469 162,367.383 143,653.463 192,686.212 217,793.612 208,556.390 183,293 173,668 147,468
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.406224 $1.442134 $1.398730 $1.385369 $1.398920 $1.360857 $1.420548 $1.343583 $1.287123 $1.221698	$1.499310 $1.406224 $1.442134 $1.398730 $1.385369 $1.398920 $1.360857 $1.420548 $1.343583 $1.287123	1,528,285.328 1,611,307.226 2,218,920.408 2,338,221.820 2,679,763.612 3,553,698.333 4,278,402.256 5,570,896 6,329,179 6,692,702
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.166284 $1.219103 $1.107761 $1.095330 $1.138638 $1.115498 $1.057458 $1.005235 $0.000000	$1.278131 $1.166284 $1.219103 $1.107761 $1.095330 $1.138638 $1.115498 $1.057458 $1.005235	304,103.285 305,402.541 866,643.164 1,073,599.436 821,572.019 832,539.074 182,441.651 209,851 85,110
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.281451 $1.383099 $1.166861 $1.161481 $1.261331 $1.240251 $1.080491 $0.988500 $0.000000	$1.405877 $1.281451 $1.383099 $1.166861 $1.161481 $1.261331 $1.240251 $1.080491 $0.988500	477,267.761 492,675.747 318,498.999 377,657.708 326,899.188 512,721.871 426,955.890 369,874 342,336
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.161829 $1.230667 $1.081965 $1.074696 $1.139559 $1.116284 $1.019685 $1.000000	$1.272045 $1.161829 $1.230667 $1.081965 $1.074696 $1.139559 $1.116284 $1.019685	357,020.425 167,227.116 195,612.563 197,779.562 258,922.174 409,632.716 221,442.753 31,079

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.194030 $3.669242 $3.231111 $2.714652 $2.832808 $2.740114 $2.044441 $1.788376 $1.868566 $1.458329	$3.931674 $3.194030 $3.669242 $3.231111 $2.714652 $2.832808 $2.740114 $2.044441 $1.788376 $1.868566	1,355,848.336 1,446,101.450 1,862,250.090 1,939,986.780 2,362,782.945 3,141,064.985 3,771,115.948 1,736,987 2,329,894 2,887,567
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.864802 $3.136376 $2.608790 $2.385386 $2.370099 $2.264274 $1.599346 $1.406671 $1.406447 $1.064842	$3.736659 $2.864802 $3.136376 $2.608790 $2.385386 $2.370099 $2.264274 $1.599346 $1.406671 $1.406447	449,650.839 468,554.372 553,337.083 598,511.844 815,342.069 1,078,817.449 1,392,366.362 1,155,998 900,737 1,399,627
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.446804 $2.484555 $1.956918 $1.936975 $1.844122 $1.688825 $1.297296 $1.166780 $1.232684 $1.064988	$3.367170 $2.446804 $2.484555 $1.956918 $1.936975 $1.844122 $1.688825 $1.297296 $1.166780 $1.232684	2,649,898.718 2,890,163.207 3,343,840.440 3,538,125.140 4,114,782.510 5,351,624.428 6,164,959.357 5,341,440 6,218,447 5,666,454

Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.802809 $1.958250 $1.721519 $1.675399 $1.681298 $1.595594 $1.394924 $1.250761 $1.311435 $1.208620	$2.096376 $1.802809 $1.958250 $1.721519 $1.675399 $1.681298 $1.595594 $1.394924 $1.250761 $1.311435	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.881843 $1.921026 $1.859646 $1.730769 $1.753172 $1.737940 $1.602590 $1.424715 $1.406717 $1.226307	$2.085535 $1.881843 $1.921026 $1.859646 $1.730769 $1.753172 $1.737940 $1.602590 $1.424715 $1.406717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.205083 $2.348335 $1.962234 $1.783988 $1.790476 $1.603379 $1.233136 $1.081981 $1.078396 $0.953569	$2.847812 $2.205083 $2.348335 $1.962234 $1.783988 $1.790476 $1.603379 $1.233136 $1.081981 $1.078396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.841765 $2.069693 $1.881114 $1.692440 $1.833957 $1.813417 $1.489665 $1.314237 $1.357922 $1.251483	$2.167366 $1.841765 $2.069693 $1.881114 $1.692440 $1.833957 $1.813417 $1.489665 $1.314237 $1.357922	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.192112 $1.485796 $1.134334 $1.143424 $1.280075 $1.319327 $1.164162 $1.022822 $1.421355 $1.265897	$1.484190 $1.192112 $1.485796 $1.134334 $1.143424 $1.280075 $1.319327 $1.164162 $1.022822 $1.421355	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.715098 $2.113286 $1.743572 $1.492759 $1.759353 $1.755269 $1.503577 $1.406156 $1.701306 $1.330779	$1.990135 $1.715098 $2.113286 $1.743572 $1.492759 $1.759353 $1.755269 $1.503577 $1.406156 $1.701306	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.394085 $3.422517 $2.933246 $2.856121 $2.767744 $2.496759 $1.810946 $1.504771 $1.446987 $1.209301	$4.169891 $3.394085 $3.422517 $2.933246 $2.856121 $2.767744 $2.496759 $1.810946 $1.504771 $1.446987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.006999 $1.205801 $0.917942 $0.838871 $1.029862 $1.081796 $1.172812 $1.116545 $1.410670 $1.303756	$1.233171 $1.006999 $1.205801 $0.917942 $0.838871 $1.029862 $1.081796 $1.172812 $1.116545 $1.410670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.355959 $1.602091 $1.357640 $1.277505 $1.454212 $1.614946 $1.346948 $1.172059 $1.304979 $1.289918	$1.574325 $1.355959 $1.602091 $1.357640 $1.277505 $1.454212 $1.614946 $1.346948 $1.172059 $1.304979	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.643971 $0.697370 $0.652280 $0.702892 $0.792397 $0.919775 $0.952256 $0.973640 $1.015386 $1.057468	$0.619905 $0.643971 $0.697370 $0.652280 $0.702892 $0.792397 $0.919775 $0.952256 $0.973640 $1.015386	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.269041 $2.570184 $2.206087 $1.940683 $1.998697 $1.795723 $1.379305 $1.121928 $1.320876 $1.207996	$2.913641 $2.269041 $2.570184 $2.206087 $1.940683 $1.998697 $1.795723 $1.379305 $1.121928 $1.320876	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.279218 $1.540671 $1.283249 $1.313969 $1.381692 $1.525404 $1.295066 $1.133353 $1.342232 $1.263119	$1.503915 $1.279218 $1.540671 $1.283249 $1.313969 $1.381692 $1.525404 $1.295066 $1.133353 $1.342232	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.525623 $1.751685 $1.500201 $1.515643 $1.453207 $1.428194 $0.977425 $0.806560 $1.004447 $1.090254	$1.804552 $1.525623 $1.751685 $1.500201 $1.515643 $1.453207 $1.428194 $0.977425 $0.806560 $1.004447	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.329493 $2.712305 $2.425664 $2.082089 $2.210654 $2.083361 $1.615982 $1.419010 $1.502397 $1.228705	$2.836415 $2.329493 $2.712305 $2.425664 $2.082089 $2.210654 $2.083361 $1.615982 $1.419010 $1.502397	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.997773 $1.268951 $1.329508 $1.086072 $1.437903 $1.636615 $1.338213 $1.319485 $1.309174 $1.127829	$1.067277 $0.997773 $1.268951 $1.329508 $1.086072 $1.437903 $1.636615 $1.338213 $1.319485 $1.309174	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.407137 $2.603634 $2.393393 $2.522176 $2.449902 $2.082297 $1.604908 $1.455722 $1.271652 $1.283970	$2.705879 $2.407137 $2.603634 $2.393393 $2.522176 $2.449902 $2.082297 $1.604908 $1.455722 $1.271652	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.468887 $0.549773 $0.529765 $0.344903 $0.521098 $0.694380 $1.135233 $1.347851 $1.692592 $1.291746	$0.674699 $0.468887 $0.549773 $0.529765 $0.344903 $0.521098 $0.694380 $1.135233 $1.347851 $1.692592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.351189 $0.316477 $0.444936 $0.538889 $0.490236 $0.512353 $0.520980 $0.607859 $0.557247 $0.692979	$0.273496 $0.351189 $0.316477 $0.444936 $0.538889 $0.490236 $0.512353 $0.520980 $0.607859 $0.557247	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.300750 $0.264240 $0.337763 $0.364116 $0.383928 $0.378888 $0.486612 $0.618329 $0.616162 $0.732801	$0.244812 $0.300750 $0.264240 $0.337763 $0.364116 $0.383928 $0.378888 $0.486612 $0.618329 $0.616162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.118862 $0.124179 $0.168523 $0.190078 $0.221756 $0.279055 $0.401020 $0.501040 $0.567767 $0.730834	$0.084290 $0.118862 $0.124179 $0.168523 $0.190078 $0.221756 $0.279055 $0.401020 $0.501040 $0.567767	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.313884 $2.736660 $2.530497 $1.993455 $2.204887 $2.113945 $1.557710 $1.360581 $1.439333 $1.195885	$2.795452 $2.313884 $2.736660 $2.530497 $1.993455 $2.204887 $2.113945 $1.557710 $1.360581 $1.439333	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.480892 $1.769815 $1.834359 $1.529625 $1.528556 $1.542002 $1.395894 $1.215463 $1.210454 $1.061498	$1.675309 $1.480892 $1.769815 $1.834359 $1.529625 $1.528556 $1.542002 $1.395894 $1.215463 $1.210454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.354851 $1.453431 $1.346683 $1.370370 $1.473362 $1.095907 $1.374485 $1.381069 $0.976213 $0.899390	$1.578833 $1.354851 $1.453431 $1.346683 $1.370370 $1.473362 $1.095907 $1.374485 $1.381069 $0.976213	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$4.397281 $6.107618 $4.948862 $3.596502 $4.192676 $4.036354 $2.193739 $1.718487 $2.147900 $1.467943	$6.385903 $4.397281 $6.107618 $4.948862 $3.596502 $4.192676 $4.036354 $2.193739 $1.718487 $2.147900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.268134 $2.236684 $2.050827 $1.807922 $1.959611 $1.579245 $1.413905 $1.432491 $1.236687 $1.184159	$2.747140 $2.268134 $2.236684 $2.050827 $1.807922 $1.959611 $1.579245 $1.413905 $1.432491 $1.236687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.812445 $1.890074 $1.788409 $1.577602 $1.672397 $1.637609 $1.562482 $1.353757 $1.313738 $1.188199	$2.036165 $1.812445 $1.890074 $1.788409 $1.577602 $1.672397 $1.637609 $1.562482 $1.353757 $1.313738	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.230584 $1.248353 $1.237209 $1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487	$1.290012 $1.230584 $1.248353 $1.237209 $1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.230584 $1.248353 $1.237209 $1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824 $1.146487	$1.290012 $1.230584 $1.248353 $1.237209 $1.253339 $1.273740 $1.237494 $1.287458 $1.245621 $1.177824	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.731266 $1.988946 $1.737471 $1.538177 $1.622658 $1.470649 $1.148309 $1.045169 $1.034866 $0.953119	$2.108813 $1.731266 $1.988946 $1.737471 $1.538177 $1.622658 $1.470649 $1.148309 $1.045169 $1.034866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.494388 $1.690781 $1.545060 $1.560874 $1.597430 $1.430440 $1.399294 $1.135948 $1.226067 $1.078790	$1.839597 $1.494388 $1.690781 $1.545060 $1.560874 $1.597430 $1.430440 $1.399294 $1.135948 $1.226067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.944036 $0.949816 $0.963515 $0.977393 $0.991548 $1.005832 $1.020403 $1.035212 $1.050132 $1.065312	$0.946531 $0.944036 $0.949816 $0.963515 $0.977393 $0.991548 $1.005832 $1.020403 $1.035212 $1.050132	0.000 0.000 0.000 0.000 17,532.954 17,563.535 17,593.677 17,623 17,653 17,682
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.372716 $1.457257 $1.349824 $1.342624 $1.367830 $1.317120 $1.250116 $1.198858 $1.196285 $1.111884	$1.557452 $1.372716 $1.457257 $1.349824 $1.342624 $1.367830 $1.317120 $1.250116 $1.198858 $1.196285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.093211 $1.160370 $1.054016 $1.019229 $1.035297 $1.003051	$1.261322 $1.093211 $1.160370 $1.054016 $1.019229 $1.035297	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.622340 $2.006121 $1.602645 $1.627998 $1.655618 $1.775698 $1.529649 $1.273399 $1.438861 $1.323341	$2.037368 $1.622340 $2.006121 $1.602645 $1.627998 $1.655618 $1.775698 $1.529649 $1.273399 $1.438861	0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.398312 $1.419625 $1.233709 $1.202045 $1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894	$1.678451 $1.398312 $1.419625 $1.233709 $1.202045 $1.217982 $1.145915 $0.976752 $0.880881 $1.001949	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.264889 $2.331902 $1.837539 $1.908068 $2.043270 $2.078325 $1.518752 $1.416584 $1.543882 $1.172523	$3.043568 $2.264889 $2.331902 $1.837539 $1.908068 $2.043270 $2.078325 $1.518752 $1.416584 $1.543882	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.443465 $1.530002 $1.378871 $1.341086 $1.390341 $1.383539 $1.286625 $1.217763 $1.206930 $1.126367	$1.615617 $1.443465 $1.530002 $1.378871 $1.341086 $1.390341 $1.383539 $1.286625 $1.217763 $1.206930	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.624856 $1.846167 $1.505854 $1.443602 $1.496210 $1.481793 $1.189401 $1.073699 $1.155024 $1.022041	$2.015844 $1.624856 $1.846167 $1.505854 $1.443602 $1.496210 $1.481793 $1.189401 $1.073699 $1.155024	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 1,756

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.617258 $1.770453 $1.503035 $1.435031 $1.493460 $1.478919 $1.260355 $1.158539 $1.202679 $1.085472	$1.909595 $1.617258 $1.770453 $1.503035 $1.435031 $1.493460 $1.478919 $1.260355 $1.158539 $1.202679	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.567304 $1.680029 $1.467729 $1.414601 $1.471551 $1.454917 $1.303526 $1.212097 $1.226047 $1.129335	$1.794842 $1.567304 $1.680029 $1.467729 $1.414601 $1.471551 $1.454917 $1.303526 $1.212097 $1.226047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.383691 $1.405158 $1.378335 $1.370042 $1.385272 $1.337138 $1.386036 $1.342410 $1.269868 $1.192914	$1.476497 $1.383691 $1.405158 $1.378335 $1.370042 $1.385272 $1.337138 $1.386036 $1.342410 $1.269868	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.108679 $2.281974 $1.916069 $1.749244 $1.780922 $1.585293 $1.217149 $1.063693 $1.073994 $0.948654	$2.716419 $2.108679 $2.281974 $1.916069 $1.749244 $1.780922 $1.585293 $1.217149 $1.063693 $1.073994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.170930 $1.227105 $1.147273 $1.117045 $1.137812 $1.086100 $1.046486 $0.987954 $0.968865 $0.987022	$1.291703 $1.170930 $1.227105 $1.147273 $1.117045 $1.137812 $1.086100 $1.046486 $0.987954 $0.968865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.141113 $1.197446 $1.099658 $1.123074 $1.163517 $1.088082 $1.009242 $1.000000	$1.305471 $1.141113 $1.197446 $1.099658 $1.123074 $1.163517 $1.088082 $1.009242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.193940 $1.271517 $1.139408 $1.167428 $1.220346 $1.144447 $1.004290 $1.000000	$1.374918 $1.193940 $1.271517 $1.139408 $1.167428 $1.220346 $1.144447 $1.004290	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.571906 $1.670787 $1.494150 $1.460930 $1.508818 $1.464097 $1.332948 $1.247608 $1.247366 $1.143221	$1.791887 $1.571906 $1.670787 $1.494150 $1.460930 $1.508818 $1.464097 $1.332948 $1.247608 $1.247366	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.320845 $1.390089 $1.270073 $1.237987 $1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308	$1.460678 $1.320845 $1.390089 $1.270073 $1.237987 $1.264637 $1.219078 $1.150791 $1.095100 $1.076773	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.798035 $1.964908 $1.682530 $1.630726 $1.714639 $1.673055 $1.428950 $1.299609 $1.333522 $1.197178	$2.116350 $1.798035 $1.964908 $1.682530 $1.630726 $1.714639 $1.673055 $1.428950 $1.299609 $1.333522	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.048099 $2.905565 $2.057391 $2.140728 $1.948638 $1.868748 $1.281960 $1.128988 $1.218281 $0.972516	$3.709737 $3.048099 $2.905565 $2.057391 $2.140728 $1.948638 $1.868748 $1.281960 $1.128988 $1.218281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.085750 $2.202121 $1.962753 $1.849854 $1.877856 $1.724088 $1.485358 $1.340790 $1.311015 $1.073605	$2.497881 $2.085750 $2.202121 $1.962753 $1.849854 $1.877856 $1.724088 $1.485358 $1.340790 $1.311015	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.090386 $1.188753 $1.076369 $1.036185 $1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733	$1.286282 $1.090386 $1.188753 $1.076369 $1.036185 $1.078671 $1.014840 $0.920507 $0.924841 $0.971311	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.045505 $1.118308 $1.027659 $0.993089 $1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483	$1.211584 $1.045505 $1.118308 $1.027659 $0.993089 $1.028857 $0.960037 $0.900521 $0.899919 $0.986536	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.057526 $1.162227 $1.026793 $0.993257 $1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402	$1.267110 $1.057526 $1.162227 $1.026793 $0.993257 $1.043729 $0.995227 $0.864397 $0.870991 $0.999711	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.377075 $1.411542 $1.368388 $1.354655 $1.367222 $1.329364 $1.386992 $1.311188 $1.255474 $1.191068	$1.468941 $1.377075 $1.411542 $1.368388 $1.354655 $1.367222 $1.329364 $1.386992 $1.311188 $1.255474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.170347 $1.222737 $1.110513 $1.097519 $1.140349 $1.116613 $1.057997 $1.005265 $0.000000	$1.283223 $1.170347 $1.222737 $1.110513 $1.097519 $1.140349 $1.116613 $1.057997 $1.005265	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.285923 $1.387234 $1.169777 $1.163803 $1.263229 $1.241510 $1.081058 $0.988528 $0.000000	$1.411480 $1.285923 $1.387234 $1.169777 $1.163803 $1.263229 $1.241510 $1.081058 $0.988528	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.165673 $1.234113 $1.084459 $1.076634 $1.141055 $1.117194 $1.020022 $1.000000	$1.276886 $1.165673 $1.234113 $1.084459 $1.076634 $1.141055 $1.117194 $1.020022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.840700 $3.261737 $2.870851 $2.410786 $2.514470 $2.430993 $1.812915 $1.585068 $1.655327 $1.291270	$3.498460 $2.840700 $3.261737 $2.870851 $2.410786 $2.514470 $2.430993 $1.812915 $1.585068 $1.655327	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.801510 $3.065556 $2.548634 $2.329233 $2.313160 $2.208782 $1.559370 $1.370824 $1.369933 $1.036697	$3.655908 $2.801510 $3.065556 $2.548634 $2.329233 $2.313160 $2.208782 $1.559370 $1.370824 $1.369933	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 00
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.232518 $2.265838 $1.783772 $1.764726 $1.679299 $1.537131 $1.180188 $1.060938 $1.120304 $0.967424 $0.761428	$3.073789 $2.232518 $2.265838 $1.783772 $1.764726 $1.679299 $1.537131 $1.180188 $1.060938 $1.120304 $0.967424	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.811411 $1.966622 $1.728033 $1.680911 $1.685999 $1.599276 $1.397448 $1.252407 $1.312517 $1.209009	$2.107414 $1.811411 $1.966622 $1.728033 $1.680911 $1.685999 $1.599276 $1.397448 $1.252407 $1.312517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.890865 $1.929284 $1.866721 $1.736493 $1.758097 $1.741963 $1.605501 $1.426586 $1.407869 $1.226708	$2.096565 $1.890865 $1.929284 $1.866721 $1.736493 $1.758097 $1.741963 $1.605501 $1.426586 $1.407869	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.219922 $2.362965 $1.973489 $1.793346 $1.798982 $1.610202 $1.237780 $1.085514 $1.081388 $0.955752	$2.868385 $2.219922 $2.362965 $1.973489 $1.793346 $1.798982 $1.610202 $1.237780 $1.085514 $1.081388	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.850546 $2.078521 $1.888206 $1.697978 $1.839050 $1.817556 $1.492329 $1.315935 $1.359011 $1.251880	$2.178773 $1.850546 $2.078521 $1.888206 $1.697978 $1.839050 $1.817556 $1.492329 $1.315935 $1.359011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.197785 $1.492129 $1.138615 $1.147171 $1.283641 $1.322359 $1.166256 $1.024162 $1.422512 $1.266311	$1.491981 $1.197785 $1.492129 $1.138615 $1.147171 $1.283641 $1.322359 $1.166256 $1.024162 $1.422512	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.723294 $2.122334 $1.750174 $1.497677 $1.764273 $1.759307 $1.506290 $1.408005 $1.702705 $1.331219	$2.000623 $1.723294 $2.122334 $1.750174 $1.497677 $1.764273 $1.759307 $1.506290 $1.408005 $1.702705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.410318 $3.437185 $2.944362 $2.865556 $2.775513 $2.502530 $1.814240 $1.506760 $1.448182 $1.209790	$4.191906 $3.410318 $3.437185 $2.944362 $2.865556 $2.775513 $2.502530 $1.814240 $1.506760 $1.448182	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.011832 $1.210987 $0.921437 $0.841643 $1.032747 $1.084294 $1.174934 $1.118014 $1.411833 $1.304178	$1.239679 $1.011832 $1.210987 $0.921437 $0.841643 $1.032747 $1.084294 $1.174934 $1.118014 $1.411833	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.362407 $1.608919 $1.362754 $1.281690 $1.458265 $1.618652 $1.349368 $1.173585 $1.306032 $1.290330	$1.582594 $1.362407 $1.608919 $1.362754 $1.281690 $1.458265 $1.618652 $1.349368 $1.173585 $1.306032	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.647047 $0.700359 $0.654747 $0.705206 $0.794611 $0.921885 $0.953968 $0.974902 $1.016201 $1.057807	$0.623169 $0.647047 $0.700359 $0.654747 $0.705206 $0.794611 $0.921885 $0.953968 $0.974902 $1.016201	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.279879 $2.581169 $2.214412 $1.947048 $2.004268 $1.799843 $1.381787 $1.123393 $1.321954 $1.208382	$2.929004 $2.279879 $2.581169 $2.214412 $1.947048 $2.004268 $1.799843 $1.381787 $1.123393 $1.321954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.285335 $1.547268 $1.288101 $1.318287 $1.385552 $1.528913 $1.297414 $1.134848 $1.343341 $1.263533	$1.511863 $1.285335 $1.547268 $1.288101 $1.318287 $1.385552 $1.528913 $1.297414 $1.134848 $1.343341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.532876 $1.759138 $1.505839 $1.520588 $1.457234 $1.431458 $0.979173 $0.807608 $1.005271 $1.090598	$1.814022 $1.532876 $1.759138 $1.505839 $1.520588 $1.457234 $1.431458 $0.979173 $0.807608 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.340592 $2.723886 $2.434827 $2.088929 $2.216826 $2.088147 $1.618894 $1.420865 $1.503626 $1.229101	$2.851337 $2.340592 $2.723886 $2.434827 $2.088929 $2.216826 $2.088147 $1.618894 $1.420865 $1.503626	0.000 0.000 0.000 0.000 0.000 0.000 0 0 0 0
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.002532 $1.274370 $1.334525 $1.089631 $1.441913 $1.640379 $1.340641 $1.321227 $1.310248 $1.128199	$1.072891 $1.002532 $1.274370 $1.334525 $1.089631 $1.441913 $1.640379 $1.340641 $1.321227 $1.310248	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.418603 $2.614735 $2.402423 $2.530448 $2.456711 $2.087053 $1.607778 $1.457609 $1.272678 $1.284382	$2.720108 $2.418603 $2.614735 $2.402423 $2.530448 $2.456711 $2.087053 $1.607778 $1.457609 $1.272678	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.471113 $0.552113 $0.531753 $0.346037 $0.522559 $0.695983 $1.137283 $1.349614 $1.693971 $1.292168	$0.678230 $0.471113 $0.552113 $0.531753 $0.346037 $0.522559 $0.695983 $1.137283 $1.349614 $1.693971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.352851 $0.317816 $0.446601 $0.540644 $0.491594 $0.513525 $0.521916 $0.608662 $0.557708 $0.693203	$0.274924 $0.352851 $0.317816 $0.446601 $0.540644 $0.491594 $0.513525 $0.521916 $0.608662 $0.557708	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.302186 $0.265372 $0.339045 $0.365316 $0.384996 $0.379750 $0.487476 $0.619131 $0.616673 $0.733046	$0.246114 $0.302186 $0.265372 $0.339045 $0.365316 $0.384996 $0.379750 $0.487476 $0.619131 $0.616673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.119402 $0.124693 $0.169134 $0.190685 $0.22365 $0.279695 $0.401742 $0.501693 $0.568237 $0.731079	$0.084718 $0.119402 $0.124693 $0.169134 $0.190685 $0.222365 $0.279695 $0.401742 $0.501693 $0.568237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.324923 $2.748355 $2.540050 $1.999997 $2.211031 $2.118804 $1.560524 $1.362358 $1.440504 $1.196271	$2.810166 $2.324923 $2.748355 $2.540050 $1.999997 $2.211031 $2.118804 $1.560524 $1.362358 $1.440504	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.488005 $1.777422 $1.841336 $1.534692 $1.532857 $1.545573 $1.398434 $1.217074 $1.211458 $1.061843	$1.684195 $1.488005 $1.777422 $1.841336 $1.534692 $1.532857 $1.545573 $1.398434 $1.217074 $1.211458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.361334 $1.459649 $1.351775 $1.374881 $1.477480 $1.098423 $1.376948 $1.382867 $0.977009 $0.899682	$1.587171 $1.361334 $1.459649 $1.351775 $1.374881 $1.477480 $1.098423 $1.376948 $1.382867 $0.977009	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$4.418264 $6.133727 $4.967576 $3.608322 $4.204382 $4.045636 $2.197709 $1.720742 $2.149657 $1.468414	$6.419540 $4.418264 $6.133727 $4.967576 $3.608322 $4.204382 $4.045636 $2.197709 $1.720742 $2.149657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.278969 $2.246250 $2.058595 $1.813891 $1.965116 $1.582899 $1.416486 $1.434395 $1.237717 $1.184554	$2.761641 $2.278969 $2.246250 $2.058595 $1.813891 $1.965116 $1.582899 $1.416486 $1.434395 $1.237717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.824636 $1.901840 $1.798661 $1.585866 $1.680320 $1.644553 $1.568339 $1.358156 $1.317358 $1.190883	$2.050869 $1.824636 $1.901840 $1.798661 $1.585866 $1.680320 $1.644553 $1.568339 $1.358156 $1.317358	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.238845 $1.256122 $1.244294 $1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079	$1.299301 $1.238845 $1.256122 $1.244294 $1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 2,127
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.238845 $1.256122 $1.244294 $1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079 $1.149079	$1.299301 $1.238845 $1.256122 $1.244294 $1.259900 $1.279780 $1.242751 $1.292287 $1.249682 $1.181079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,548 63,115 19,552
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.742940 $2.001368 $1.747469 $1.546265 $1.630391 $1.476924 $1.152641 $1.048593 $1.037741 $0.955293	$2.124079 $1.742940 $2.001368 $1.747469 $1.546265 $1.630391 $1.476924 $1.152641 $1.048593 $1.037741	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.504427 $1.701285 $1.553894 $1.569029 $1.604999 $1.436502 $1.404535 $1.139639 $1.229438 $1.081219	$1.852880 $1.504427 $1.701285 $1.553894 $1.569029 $1.604999 $1.436502 $1.404535 $1.139639 $1.229438	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.950400 $0.955737 $0.969034 $0.982525 $0.996235 $1.010122 $1.024227 $1.038566 $1.053048 $1.067696	$0.953368 $0.950400 $0.955737 $0.969034 $0.982525 $0.996235 $1.010122 $1.024227 $1.038566 $1.053048	0.000 0.000 0.000 0.000 0.000 0.000 0.000 36,942 37,209 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.381949 $1.466328 $1.357560 $1.349666 $1.374324 $1.322714 $1.254808 $1.202757 $1.199589 $1.114409	$1.568696 $1.381949 $1.466328 $1.357560 $1.349666 $1.374324 $1.322714 $1.254808 $1.202757 $1.199589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.095711 $1.162444 $1.055392 $1.020063 $1.035637 $1.003053	$1.264818 $1.095711 $1.162444 $1.055392 $1.020063 $1.035637	0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.630088 $2.014688 $1.608702 $1.633354 $1.660251 $1.779794 $1.532426 $1.275088 $1.440055 $1.323784	$2.048096 $1.630088 $2.014688 $1.608702 $1.633354 $1.660251 $1.779794 $1.532426 $1.275088 $1.440055	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.404586 $1.425288 $1.238015 $1.205646 $1.221037 $1.148231 $0.978247 $0.881788 $1.002498 $0.985954	$1.686805 $1.404586 $1.425288 $1.238015 $1.205646 $1.221037 $1.148231 $0.978247 $0.881788 $1.002498	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.280058 $2.346348 $1.848022 $1.918006 $2.052900 $2.087089 $1.524411 $1.421163 $1.548119 $1.175160	$3.065457 $2.280058 $2.346348 $1.848022 $1.918006 $2.052900 $2.087089 $1.524411 $1.421163 $1.548119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.453187 $1.539545 $1.386786 $1.348119 $1.396948 $1.389427 $1.291472 $1.221732 $1.210263 $1.128913	$1.627299 $1.453187 $1.539545 $1.386786 $1.348119 $1.396948 $1.389427 $1.291472 $1.221732 $1.210263	0.000 0.000 0.000 0.000 0.000 0.000 0.000 34,619 34,869 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.635803 $1.857676 $1.514497 $1.451167 $1.503313 $1.488085 $1.193866 $1.077192 $1.158210 $1.024361	$2.030433 $1.635803 $1.857676 $1.514497 $1.451167 $1.503313 $1.488085 $1.193866 $1.077192 $1.158210	3,183.371 3,199.365 3,215.154 3,232.915 3,253.609 3,272.456 3,292.428 3,316 3,342 16,911
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.628132 $1.781472 $1.511654 $1.442550 $1.500547 $1.485212 $1.265098 $1.162321 $1.206013 $1.087945	$1.923389 $1.628132 $1.781472 $1.511654 $1.442550 $1.500547 $1.485212 $1.265098 $1.162321 $1.206013	5,419.018 17,336.184 17,537.327 17,759.748 18,003.919 19,240.007 27,590.173 36,766 52,504 68,589
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.577883 $1.690522 $1.476169 $1.422036 $1.478559 $1.461132 $1.308453 $1.216073 $1.229464 $1.131923	$1.807847 $1.577883 $1.690522 $1.476169 $1.422036 $1.478559 $1.461132 $1.308453 $1.216073 $1.229464	0.000 0.000 0.000 0.000 103,348.651 109,337.233 115,516.894 121,629 83,307 0
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.393028 $1.413935 $1.386273 $1.377258 $1.391880 $1.342851 $1.391270 $1.346808 $1.273407 $1.195638	$1.487193 $1.393028 $1.413935 $1.386273 $1.377258 $1.391880 $1.342851 $1.391270 $1.346808 $1.273407	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.122887 $2.296211 $1.927078 $1.758427 $1.789381 $1.592031 $1.221720 $1.067163 $1.076958 $0.950807	$2.736068 $2.122887 $2.296211 $1.927078 $1.758427 $1.789381 $1.592031 $1.221720 $1.067163 $1.076958	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 53,284
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.178817 $1.234751 $1.153847 $1.122901 $1.143210 $1.090717 $1.050397 $0.991158 $0.971523 $0.989251	$1.301046 $1.178817 $1.234751 $1.153847 $1.122901 $1.143210 $1.090717 $1.050397 $0.991158 $0.971523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.144863 $1.200780 $1.102177 $1.125104 $1.165053 $1.088982 $1.009577 $1.000000	$1.310408 $1.144863 $1.200780 $1.102177 $1.125104 $1.165053 $1.088982 $1.009577	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.197858 $1.275054 $1.142018 $1.169534 $1.221952 $1.145382 $1.004616 $1.000000	$1.380112 $1.197858 $1.275054 $1.142018 $1.169534 $1.221952 $1.145382 $1.004616	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.579406 $1.677924 $1.499799 $1.465740 $1.513031 $1.467459 $1.335351 $1.249240 $1.248380 $1.143588	$1.801307 $1.579406 $1.677924 $1.499799 $1.465740 $1.513031 $1.467459 $1.335351 $1.249240 $1.248380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	$1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.806582 $1.973268 $1.688860 $1.636061 $1.719410 $1.676896 $1.431522 $1.301303 $1.334613 $1.197569	$2.127453 $1.806582 $1.973268 $1.688860 $1.636061 $1.719410 $1.676896 $1.431522 $1.301303 $1.334613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.068538 $2.923597 $2.069149 $2.151908 $1.957848 $1.876648 $1.286752 $1.132649 $1.221632 $0.974715	$3.736451 $3.068538 $2.923597 $2.069149 $2.151908 $1.957848 $1.876648 $1.286752 $1.132649 $1.221632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.099753 $2.215804 $1.973985 $1.859543 $1.886763 $1.731410 $1.490937 $1.345159 $1.314630 $1.076038	$2.515890 $2.099753 $2.215804 $1.973985 $1.859543 $1.886763 $1.731410 $1.490937 $1.345159 $1.314630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.095302 $1.193522 $1.080159 $1.039326 $1.081404 $1.016911 $0.921928 $0.925800 $0.971851 $1.020793	$1.292711 $1.095302 $1.193522 $1.080159 $1.039326 $1.081404 $1.016911 $0.921928 $0.925800 $0.971851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.050227 $1.122806 $1.031284 $0.996102 $1.031463 $0.961983 $0.901896 $0.900846 $0.987075 $1.022540	$1.217663 $1.050227 $1.122806 $1.031284 $0.996102 $1.031463 $0.961983 $0.901896 $0.900846 $0.987075	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.062333 $1.166929 $1.030437 $0.996293 $1.046403 $0.997283 $0.865751 $0.871893 $1.000262 $1.021459	$1.273492 $1.062333 $1.166929 $1.030437 $0.996293 $1.046403 $0.997283 $0.865751 $0.871893 $1.000262	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.386311 $1.420312 $1.376212 $1.361721 $1.373678 $1.334994 $1.392184 $1.315442 $1.258931 $1.193763	$1.479526 $1.386311 $1.420312 $1.376212 $1.361721 $1.373678 $1.334994 $1.392184 $1.315442 $1.258931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.174411 $1.226382 $1.113280 $1.099702 $1.142068 $1.117755 $1.058557 $1.005293 $0.000000	$1.288304 $1.174411 $1.226382 $1.113280 $1.099702 $1.142068 $1.117755 $1.058557 $1.005293	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2001	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.290434 $1.391405 $1.172709 $1.166150 $1.265150 $1.242779 $1.081630 $0.988557 $0.000000	$1.417129 $1.290434 $1.391405 $1.172709 $1.166150 $1.265150 $1.242779 $1.081630 $0.988557	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.169507 $1.237564 $1.086960 $1.078591 $1.142559 $1.118123 $1.020360 $1.000000	$1.281715 $1.169507 $1.237564 $1.086960 $1.078591 $1.142559 $1.118123 $1.020360	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.859785 $3.282013 $2.887278 $2.423396 $2.526377 $2.441305 $1.819701 $1.590208 $1.659880 $1.294199	$3.523701 $2.859785 $3.282013 $2.887278 $2.423396 $2.526377 $2.441305 $1.819701 $1.590208 $1.659880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.820266 $3.084557 $2.563165 $2.341373 $2.324075 $2.218122 $1.565199 $1.375264 $1.373689 $1.039025	$3.682190 $2.820266 $3.084557 $2.563165 $2.341373 $2.324075 $2.218122 $1.565199 $1.375264 $1.373689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0 0 0
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.247514 $2.279931 $1.793980 $1.773955 $1.687252 $1.543652 $1.184613 $1.064387 $1.123397 $0.969620	$3.095967 $2.247514 $2.279931 $1.793980 $1.773955 $1.687252 $1.543652 $1.184613 $1.064387 $1.123397	19,772.889 21,604.323 23,860.176 25,768.568 28,013.362 30,256.295 32,767.335 19,992 21,762 23,622

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394	$2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083	207,913.924 217,776.538 288,542.956 356,132.677 256,186.652 324,702.674 261,110.923 189,699 263,392 211,579

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.741861 $1.775492 $1.716238 $1.594943 $1.613190 $1.596801 $1.470269 $1.305131 $1.286746 $1.120067	$1.933254 $1.741861 $1.775492 $1.716238 $1.594943 $1.613190 $1.596801 $1.470269 $1.305131 $1.286746	41,940.371 63,481.507 172,357.829 100,143.336 89,885.483 102,973.596 342,373.683 173,744 237,481 423,567
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.378395 $2.529140 $2.110207 $1.915695 $1.919815 $1.716645 $1.318301 $1.154978 $1.149460 $1.014915	$3.076198 $2.378395 $2.529140 $2.110207 $1.915695 $1.919815 $1.716645 $1.318301 $1.154978 $1.149460	213,792.078 249,088.549 331,571.872 361,033.071 268,608.363 300,465.948 424,023.440 355,962 495,098 517,834
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985	$2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025	517,745.689 640,579.666 656,418.583 699,250.646 717,725.019 743,004.723 813,171.673 839,583 900,087 908,676
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.824619 $1.026231 $0.782333 $0.787437 $0.880237 $0.905888 $0.798166 $0.700215 $0.971613 $0.864074	$1.028175 $0.824619 $1.026231 $0.782333 $0.787437 $0.880237 $0.905888 $0.798166 $0.700215 $0.971613	311,633.351 145,764.894 331,587.784 235,245.802 225,829.805 326,314.986 508,393.441 474,309 434,703 904,453
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.116986 $1.374265 $1.132166 $0.967872 $1.139037 $1.134710 $0.970555 $0.906325 $1.094941 $0.855207	$1.298025 $1.116986 $1.374265 $1.132166 $0.967872 $1.139037 $1.134710 $0.970555 $0.906325 $1.094941	113,979.390 112,104.913 208,229.723 116,074.307 123,005.967 151,378.827 185,322.220 314,455 665,327 957,592
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.460182 $1.576164 $1.337831 $1.235791 $1.257611 $1.142893 $0.892248 $0.793673 $0.803967 $0.723421	$1.857758 $1.460182 $1.576164 $1.337831 $1.235791 $1.257611 $1.142893 $0.892248 $0.793673 $0.803967	54,388.351 36,174.571 80,663.962 131,083.980 150,154.007 160,491.470 235,199.548 141,369 56,628 1,082,323

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.277957 $2.293622 $1.962837 $1.908413 $1.846624 $1.663367 $1.204684 $0.999522 $0.959718 $0.800882	$2.802784 $2.277957 $2.293622 $1.962837 $1.908413 $1.846624 $1.663367 $1.204684 $0.999522 $0.959718	23,156.972 25,471.087 104,805.547 41,190.893 19,074.994 22,428.444 35,096.162 30,733 128,516 109,510
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.709379 $0.848157 $0.644730 $0.588320 $0.721203 $0.756457 $0.818883 $0.778440 $0.982047 $0.906276	$0.869975 $0.709379 $0.848157 $0.644730 $0.588320 $0.721203 $0.756457 $0.818883 $0.778440 $0.982047	513,097.896 420,204.134 915,456.875 424,667.380 365,523.213 496,105.145 691,975.122 1,459,121 758,018 2,200,285
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.791770 $0.934108 $0.790413 $0.742663 $0.844137 $0.936059 $0.779557 $0.677330 $0.753032 $0.743248	$0.920636 $0.791770 $0.934108 $0.790413 $0.742663 $0.844137 $0.936059 $0.779557 $0.677330 $0.753032	3,301.916 5,498.830 39,581.691 64,927.207 105,323.223 95,676.066 43,804.536 533,464 5,780 48,786
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.623891 $0.674619 $0.630073 $0.677967 $0.763175 $0.884533 $0.914423 $0.933567 $0.972159 $1.010960	$0.601478 $0.623891 $0.674619 $0.630073 $0.677967 $0.763175 $0.884533 $0.914423 $0.933567 $0.972159	8,858.327 5,794.217 5,305.346 4,685.244 8,745.612 6,381.608 39,415.314 29,114 58,584 97,894
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.911996 $1.031504 $0.884074 $0.776568 $0.798599 $0.716435 $0.549486 $0.446291 $0.524667 $0.479116	$1.172810 $0.911996 $1.031504 $0.884074 $0.776568 $0.798599 $0.716435 $0.549486 $0.446291 $0.524667	149,606.023 128,062.538 157,721.359 141,549.738 334,745.600 394,769.652 823,867.219 252,116 251,133 539,025
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.890586 $0.898459 $0.909918 $0.921565 $0.933270 $0.945265 $0.957338 $0.969668 $0.982051 $0.994592	$0.885934 $0.890586 $0.898459 $0.909918 $0.921565 $0.933270 $0.945265 $0.957338 $0.969668 $0.982051	209,759.941 696,016.484 522,813.360 180,454.689 773,994.635 894,040.529 2,483,969.585 1,334,209 2,555,777 2,053,291

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.700436 $0.842343 $0.700565 $0.716273 $0.752084 $0.829075 $0.702844 $0.614177 $0.726300 $0.682484	$0.824687 $0.700436 $0.842343 $0.700565 $0.716273 $0.752084 $0.829075 $0.702844 $0.614177 $0.726300	62,351.864 72,228.946 240,148.873 265,778.384 165,626.619 176,727.165 394,999.877 400,799 187,397 1,007,269
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.823319 $0.943906 $0.807207 $0.814323 $0.779624 $0.765078 $0.522833 $0.430798 $0.535712 $0.580609	$0.975283 $0.823319 $0.943906 $0.807207 $0.814323 $0.779624 $0.765078 $0.522833 $0.430798 $0.535712	6,402.678 7,706.503 6,914.409 54,346.107 155,356.262 85,992.989 129,568.484 0 246,533 5,222
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.496149 $1.739430 $1.553314 $1.331335 $1.411457 $1.328216 $1.028709 $0.901971 $0.953569 $0.778698	$1.824426 $1.496149 $1.739430 $1.553314 $1.331335 $1.411457 $1.328216 $1.028709 $0.901971 $0.953569	91,679.237 110,590.542 123,529.841 183,842.738 120,326.364 267,666.896 282,618.213 430,929 104,042 447,645
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.556678 $2.639453 $2.050810 $1.973665 $1.860623 $1.610874 $1.215279 $1.059220 $1.057580 $0.906025	$3.450189 $2.556678 $2.639453 $2.050810 $1.973665 $1.860623 $1.610874 $1.215279 $1.059220 $1.057580	105,234.835 110,450.385 213,367.067 124,297.159 151,572.802 492,899.097 257,240.561 348,927 745,215 527,456
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.694386 $0.881793 $0.922518 $0.752489 $0.994790 $1.130589 $0.923088 $0.908815 $0.900379 $0.774516	$0.743845 $0.694386 $0.881793 $0.922518 $0.752489 $0.994790 $1.130589 $0.923088 $0.908815 $0.900379	194,793.059 158,184.766 175,896.650 193,988.081 241,554.454 413,787.740 512,193.726 589,665 907,060 1,068,799
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.741888 $1.881281 $1.726821 $1.817050 $1.762364 $1.495707 $1.151089 $1.042540 $0.909374 $0.916821	$1.960968 $1.741888 $1.881281 $1.726821 $1.817050 $1.762364 $1.495707 $1.151089 $1.042540 $0.909374	43,383.528 42,726.934 42,585.351 79,427.862 90,427.716 124,485.018 135,488.989 101,215 187,737 46,857

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.395746 $0.463337 $0.445822 $0.289834 $0.437257 $0.581795 $0.949761 $1.125963 $1.411864 $1.075912 $0.805369	$0.570292 $0.395746 $0.463337 $0.445822 $0.289834 $0.437257 $0.581795 $0.949761 $1.125963 $1.411864 $1.075912	168,420.522 197,473.467 296,714.672 253,041.367 276,413.663 425,803.231 504,206.140 773,587 951,434 1,327,576 1,050,600
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.279799 $0.251768 $0.353435 $0.427427 $0.388264 $0.405190 $0.411410 $0.479308 $0.438747 $0.544809	$0.218221 $0.279799 $0.251768 $0.353435 $0.427427 $0.388264 $0.405190 $0.411410 $0.479308 $0.438747	111,220.286 109,815.382 109,259.394 14,355.516 20,364.989 42,184.449 24,107.841 26,255 93,314 207,033
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.384141 $0.337012 $0.430135 $0.463010 $0.487467 $0.480359 $0.616015 $0.781602 $0.777717 $0.923560	$0.313155 $0.384141 $0.337012 $0.430135 $0.463010 $0.487467 $0.480359 $0.616015 $0.781602 $0.777717	3,119.721 1,844.345 2,681.937 4,863.821 1,746.594 8,158.590 15,755.779 16,056 18,512 21,085
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.137456 $0.143386 $0.194297 $0.218827 $0.254927 $0.320340 $0.459667 $0.573465 $0.648885 $0.834016	$0.097624 $0.137456 $0.143386 $0.194297 $0.218827 $0.254927 $0.320340 $0.459667 $0.573465 $0.648885	195,553.051 209,803.458 174,922.405 1,264.171 25,333.656 47,696.111 90,722.069 237,357 128,730 60,019
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.189771 $0.174143 $0.205597 $0.265630 $0.271307 $0.302794 $0.446164 $0.557760 $0.621493 $0.886036	$0.148397 $0.189771 $0.174143 $0.205597 $0.265630 $0.271307 $0.302794 $0.446164 $0.557760 $0.621493	160,876.971 180,415.845 158,449.480 19,669.281 19,858.933 68,605.761 58,754.586 15,482 35,332 16,394
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.337273 $1.555296 $1.401320 $1.186045 $1.280982 $1.266263 $0.935042 $0.825509 $0.886345 $0.719496	$1.631701 $1.337273 $1.555296 $1.401320 $1.186045 $1.280982 $1.266263 $0.935042 $0.825509 $0.886345	30,251.990 32,249.506 34,375.967 35,182.052 46,530.947 109,404.263 211,919.737 185,374 42,053 215,189

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.461359 $1.725803 $1.593435 $1.253420 $1.384311 $1.325252 $0.975109 $0.850439 $0.898332 $0.745282	$1.768116 $1.461359 $1.725803 $1.593435 $1.253420 $1.384311 $1.325252 $0.975109 $0.850439 $0.898332	100,902.304 29,736.441 80,875.680 332,650.324 149,245.145 54,691.237 827,314.202 548,119 86,424 46,407
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.925376 $1.104268 $1.142849 $0.951588 $0.949514 $0.956447 $0.864540 $0.751676 $0.747477 $0.654521	$1.048409 $0.925376 $1.104268 $1.142849 $0.951588 $0.949514 $0.956447 $0.864540 $0.751676 $0.747477	798.252 799.398 90,197.353 20,227.500 10,205.406 25,222.983 83,282.133 195,892 34,587 22,817
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.624690 $1.740307 $1.610111 $1.636018 $1.756374 $1.304482 $1.633640 $1.639032 $1.156841 $1.064222	$1.896077 $1.624690 $1.740307 $1.610111 $1.636018 $1.756374 $1.304482 $1.633640 $1.639032 $1.156841	18,663.943 39,117.588 51,643.024 78,776.300 9,791.951 217,704.024 40,187.598 525,273 316,272 269,975
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.243512 $1.724601 $1.395348 $1.012550 $1.178658 $1.133037 $0.614892 $0.480963 $0.600253 $0.409624	$1.808567 $1.243512 $1.724601 $1.395348 $1.012550 $1.178658 $1.133037 $0.614892 $0.480963 $0.600253	71,582.831 73,116.441 318,584.141 87,036.217 100,109.353 153,878.962 318,713.589 156,914 166,972 412,907
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.560154 $1.536233 $1.406510 $1.238096 $1.339992 $1.078297 $0.963982 $0.975202 $0.840671 $0.803768	$1.892439 $1.560154 $1.536233 $1.406510 $1.238096 $1.339992 $1.078297 $0.963982 $0.975202 $0.840671	91,706.146 129,667.788 156,862.291 138,729.989 143,267.987 192,725.930 163,412.779 166,884 405,164 283,537
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.927615 $2.007190 $1.896439 $1.670437 $1.768189 $1.728855 $1.647103 $1.424950 $1.380792 $1.246996	$2.168764 $1.927615 $2.007190 $1.896439 $1.670437 $1.768189 $1.728855 $1.647103 $1.424950 $1.380792	163,721.737 236,784.474 421,072.990 619,279.441 628,294.043 857,196.144 997,319.352 1,567,013 1,571,037 1,877,138

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.277268 $1.293781 $1.280340 $1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238	$1.340930 $1.277268 $1.293781 $1.280340 $1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125	728,063.775 807,861.430 1,030,110.840 1,418,427.013 1,685,437.614 1,879,659.557 2,211,753.074 3,417822 3,960,890 14,626,780
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.277268 $1.293781 $1.280340 $1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125 $1.174238	$1.340930 $1.277268 $1.293781 $1.280340 $1.295122 $1.314261 $1.274979 $1.324493 $1.279559 $1.208125	840,898.669 2,191,248.357 1,262,871.926 4,364,189.397 4,761,517.404 4,206,701.934 5,599,388.541 20,238,857 32,071,674 24,656,520
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.092734 $2.400651 $2.094035 $1.851105 $1.949894 $1.764617 $1.375808 $1.250371 $1.236206 $1.136874	$2.552881 $2.092734 $2.400651 $2.094035 $1.851105 $1.949894 $1.764617 $1.375808 $1.250371 $1.236206	977,328.200 1,210,177.749 1,444,815.218 1,742,941.472 2,061,245.571 2,500,038.087 2,788,892.814 3,149,443 3,562,330 3,794,718
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.984673 $2.242158 $2.045898 $2.063780 $2.108998 $1.885727 $1.841948 $1.493077 $1.609153 $1.413773	$2.446761 $1.984673 $2.242158 $2.045898 $2.063780 $2.108998 $1.885727 $1.841948 $1.493077 $1.609153	529,923.810 613,682.411 803,879.540 832,396.446 945,618.135 1,226,507.420 1,321,760.198 1,468,372 1,557,673 1,873,499
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.961237 $0.965714 $0.978132 $0.990786 $1.003587 $1.016604 $1.029760 $1.043175 $1.056646 $1.070326	$0.965200 $0.961237 $0.965714 $0.978132 $0.990786 $1.003587 $1.016604 $1.029760 $1.043175 $1.056646	868,314.599 1,050,333.264 1,254,837.512 2,392,253.389 3,215,476.439 3,145,158.642 3,095,665.910 4,869,664 6,766,446 8,064,539
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.412875 $1.497646 $1.385193 $1.375775 $1.399527 $1.345651 $1.275309 $1.221187 $1.216774 $1.129257	$1.605377 $1.412875 $1.497646 $1.385193 $1.375775 $1.399527 $1.345651 $1.275309 $1.221187 $1.216774	148,850.125 174,132.169 192,306.960 244,212.383 315,428.252 439,407.814 446,157.574 680,356 793,063 658,045

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.100772 $1.166667 $1.058179 $1.021750 $1.036333 $1.003056	$1.271916 $1.100772 $1.166667 $1.058179 $1.021750 $1.036333	1,013,508.685 992,035.174 1,354,316.297 1,356,802.571 1,339,181.640 1,554,954.175
TA International Growth - Service Class(4) Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.038756 $1.282565 $1.023105 $1.037760 $1.053804 $1.128566 $0.970751 $0.806938 $0.910443 $0.836106	$1.306427 $1.038756 $1.282565 $1.023105 $1.037760 $1.053804 $1.128566 $0.970751 $0.806938 $0.910443	660,953.579 771,141.144 969,803.867 936,758.240 1,080,849.706 1,125,104.358 1,147,302.688 1,565,709 678,766 873,357
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	$1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605	475,769.506 438,695.092 240,211.698 405,684.531 560,308.093 738,658.979 512,240.234 431,342 603,257 470,684
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.323033 $2.388213 $1.879146 $1.948392 $2.083365 $2.115976 $1.543985 $1.437974 $1.564887 $1.186730	$3.126306 $2.323033 $2.388213 $1.879146 $1.948392 $2.083365 $2.115976 $1.543985 $1.437974 $1.564887	508,069.208 638,505.101 954,125.620 1,208,195.127 1,398,008.195 1,717,548.782 1,941,243.329 1,738,860 2,378,800 1,261,610
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.535695 $1.625344 $1.462632 $1.420460 $1.470456 $1.461092 $1.356745 $1.282207 $1.268936 $1.182476	$1.721383 $1.535695 $1.625344 $1.462632 $1.420460 $1.470456 $1.461092 $1.356745 $1.282207 $1.268936	4,311,140.550 5,803,866.274 7,366,805.850 8,962,194.138 11,130,274.138 13,953,752.576 18,761,018.256 22,675,849 26,243,071 28,335,562
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.794077 $2.035401 $1.657753 $1.586877 $1.642273 $1.624048 $1.301656 $1.173279 $1.260278 $1.113540	$2.229089 $1.794077 $2.035401 $1.657753 $1.586877 $1.642273 $1.624048 $1.301656 $1.173279 $1.260278	3,503,747.145 3,985,080.451 5,066,908.427 5,419,381.543 6,656,532.095 8,339,049.670 10,302,052.468 9,268,288 11,369,194 15,046,397

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.776615 $1.942010 $1.646257 $1.569457 $1.630952 $1.612678 $1.372306 $1.259576 $1.305635 $1.176650	$2.100870 $1.776615 $1.942010 $1.646257 $1.569457 $1.630952 $1.612678 $1.372306 $1.259576 $1.305635	17,515,247.063 20,152,785.195 23,711,749.836 27,409,185.247 32,587,017.492 38,226,737.615 46,818,664.434 52,153,259 56,515,625 68,894,543
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.692754 $1.811809 $1.580524 $1.521071 $1.579978 $1.559812 $1.395429 $1.295626 $1.308595 $1.203595 $0.966133	$1.941372 $1.692754 $1.811809 $1.580524 $1.521071 $1.579978 $1.559812 $1.395429 $1.295626 $1.308595 $1.203595	9,857,199.854 11,234,412.993 15,470,779.903 18,332.994.632 21,656,172.112 25,385,607.847 30,372,580.792 35,443,211 42,001,920 47,161,093 53,217,335
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.459290 $1.479726 $1.449340 $1.438500 $1.452340 $1.399806 $1.448851 $1.401158 $1.323490 $1.241443	$1.559475 $1.459290 $1.479726 $1.449340 $1.438500 $1.452340 $1.399806 $1.448851 $1.401158 $1.323490	459,790.264 430,026.442 582,657.801 642,855.800 727,935.086 967,522.536 1,189,546.891 1,639,167 4,936,968 3,200,335
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.274367 $2.457619 $2.060512 $1.878337 $1.909526 $1.697255 $1.301190 $1.135443 $1.144745 $1.009652	$2.934195 $2.274367 $2.457619 $2.060512 $1.878337 $1.909526 $1.697255 $1.301190 $1.135443 $1.144745	929,812.590 1,123,433.432 1,222,882.260 1,475,257.720 1,495,184.993 1,528,044.612 1,605,792.165 1,705,681 1,439,777 1,368,086
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090	$1.244679 $1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399	4,104,777.055 4,805,494.584 5,644,359.611 6,953,521.556 8,973,464.945 10,272,055.966 11,028,377.407 12,078,200 13,075,231 14,707,372
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.254591 $1.312828 $1.225608 $1.191551 $1.211911 $1.155123 $1.111347 $1.047624 $1.025870 $1.043553	$1.386033 $1.254591 $1.312828 $1.225608 $1.191551 $1.211911 $1.155123 $1.111347 $1.047624 $1.025870	812,428.995 923,528.524 1,020,397.520 1,083,020.306 1,387,608.887 1,770,084.906 1,765,268.795 2,116,366 1,987,118 2,349,313

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	36,548.229 247,428.968 55,303.737 263,754.687 293,897.092 403,961.904 64,839.880 0
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	33,985.406 39,992.149 4,488.748 4,488.748 4,488.748 23,774.604 4,488.748 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001	$1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338	154,083.723 113,664.679 306,750.386 317,824.855 268,089.588 432,087.531 369,534.612 406,692 303,773 312,236
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	$1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552	329,086.490 544,053.814 399,062.516 808,254.479 615,906.670 457,502.790 370,789.543 2,140,161 131,667 27,230
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829	$1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374	539,099.006 598,809.666 667,335.302 836,264.375 1,161,216.356 1,499,520.842 1,237,923.177 776,488 724,896 648,902
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	52,843.920 57,592.627 24,545.465 284,375.821 291,811.706 347,218.909 0.000 0

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class(5) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.080120 $2.931713 $2.072850 $2.153637 $1.957489 $1.874454 $1.283968 $1.129079 $1.216581 $0.969730	$3.754260 $3.080120 $2.931713 $2.072850 $2.153637 $1.957489 $1.874454 $1.283968 $1.129079 $1.216581	572,403.222 285,681.816 429,232.048 327,079.426 470,911.963 440,710.572 592,270.162 440,268 554,242 738,338
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.249073 $2.371016 $2.110183 $1.985881 $2.012969 $1.845412 $1.587537 $1.430898 $1.397054 $1.142370	$2.697463 $2.249073 $2.371016 $2.110183 $1.985881 $2.012969 $1.845412 $1.587537 $1.430898 $1.397054	2,346,391.573 3,114,362.848 3,731,743.790 3,220,617.421 3,462,524.567 3,607,484.347 3,705,390.032 3,526,864 3,332,970 3,204,027
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	$1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919	133,832.965 172,323.289 257,120.157 249,731.791 376,004.419 420,969.924 457,820.788 403,142 527,976 764,680
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	$1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165	115,596.801 272,017.662 128,466.715 453,936.527 466,336.195 562,298.516 252,106.942 416,341 556,759 896,021
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	$1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344	18,882.294 26,290.775 26,384.899 78,161.426 115,501.699 227,749.449 257,247.109 295,357 334,676 277,655
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.448424 $1.482466 $1.435031 $1.418531 $1.429578 $1.387939 $1.445964 $1.364904 $1.304979 $1.236202	$1.547338 $1.448424 $1.482466 $1.435031 $1.418531 $1.429578 $1.387939 $1.445964 $1.364904 $1.304979	1,937,230.959 1,945,659.590 2,442,784.578 2,690,237.584 3,695,283.311 4,280,008.870 5,314,603.252 7,631,787 10,092,619 9,170,619

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182643 $1.233752 $1.118873 $1.104141 $1.145540 $1.120040 $1.059669 $1.005351 $0.000000	$1.298614 $1.182643 $1.233752 $1.118873 $1.104141 $1.145540 $1.120040 $1.059669 $1.005351	295,900.410 314,860.707 153,653.477 2,032,036.548 2,665,529.577 2,546,892.967 2,864,221.893 2,801,707 988,986
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.299445 $1.399737 $1.178585 $1.170825 $1.268971 $1.245312 $1.082770 $0.988614 $0.000000	$1.428429 $1.299445 $1.399737 $1.178585 $1.170825 $1.268971 $1.245312 $1.082770 $0.988614	322,048.362 349,383.279 414,165.410 438,296.723 901,064.289 1,257,111.044 1,455,605.921 1,094,151 3,349,511
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.177228 $1.244501 $1.091977 $1.082496 $1.145573 $1.119968 $1.021034 $1.000000	$1.291457 $1.177228 $1.244501 $1.091977 $1.082496 $1.145573 $1.119968 $1.021034	361,975.496 385,725.986 470,903.377 691,418.902 1,958,037.262 3,352,906.260 3,161,733.529 45,118
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.287785 $3.769459 $3.312838 $2.777856 $2.893051 $2.792875 $2.079708 $1.815630 $1.893297 $1.474729	$4.055060 $3.287785 $3.769459 $3.312838 $2.777856 $2.893051 $2.792875 $2.079708 $1.815630 $1.893297	1,231,135.532 1,392,039.490 1,824,559.151 2,109,410.890 2,312,654.730 2,809,210.573 3,565,587.524 2,236,742 2,579,348 3,097,689
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.950686 $3.223996 $2.676414 $2.442414 $2.421982 $2.309277 $1.627922 $1.428961 $1.425913 $1.077466	$3.856267 $2.950686 $3.223996 $2.676414 $2.442414 $2.421982 $2.309277 $1.627922 $1.428961 $1.425913	247,992.870 266,709.089 511,010.244 532,644.465 481,882.485 597,955.838 1,394,284.268 764,293 836,993 951,102
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.520163 $2.553978 $2.007649 $1.983284 $1.884499 $1.722410 $1.320492 $1.185291 $1.249768 $1.077628	$3.474974 $2.520163 $2.553978 $2.007649 $1.983284 $1.884499 $1.722410 $1.320492 $1.185291 $1.249768	1,130,927.251 1,270,221.704 1,393,263.977 1,589,717.386 2,114,028.771 2,379,636.697 3,133,666.349 2,847,035 3,349,566 2,634,770

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.887400 $2.046081 $1.795204 $1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492 $1.243091	$2.199066 $1.887400 $2.046081 $1.795204 $1.743683 $1.746369 $1.654100 $1.443222 $1.291502 $1.351492	130,694.668 147,350.450 164,719.519 199,497.715 208,500.839 294,251.956 210,164.830 184,492 192,926 204,158
Access VP High Yield FundSM Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751595 $1.784525 $1.724120 $1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829 $1.121335	$1.945028 $1.751595 $1.784525 $1.724120 $1.601481 $1.619005 $1.601776 $1.474115 $1.307897 $1.288829	16,105.245 16,344.348 21,298.398 44,269.626 52,764.929 94,634.527 221,331.876 228,057 405,894 441,633
Fidelity ® VIP Index 500 Portfolio – Service Class 2 Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.396049 $2.546638 $2.123747 $1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421 $1.071906	$3.100565 $2.396049 $2.546638 $2.123747 $1.927037 $1.930231 $1.725119 $1.324155 $1.159538 $1.153421	2,345,057.280 2,379,477.055 2,461,009.691 2,399,542.679 2,233,342.365 2,222,021.917 2,201,582.023 2,088,838 1,705,668 2,008,075
Franklin Allocation VIP Fund - Class 4(2) Subaccount Inception Date November 10, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.903507 $2.134834 $1.936514 $1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473 $1.270689	$2.244443 $1.903507 $2.134834 $1.936514 $1.738862 $1.880543 $1.855818 $1.521487 $1.339660 $1.381473	64,592.537 172,867.024 186,995.763 203,375.060 214,245.194 344,740.115 331,538.641 336,808 367,387 397,173
ProFund VP Asia 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.829257 $1.031494 $0.785949 $0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197 $0.865066	$1.034466 $0.829257 $1.031494 $0.785949 $0.790675 $0.883433 $0.908728 $0.800267 $0.701708 $0.973197	149,455.825 106,933.076 153,614.154 106,402.119 134,550.920 208,871.014 400,779.532 417,511 322,804 524,218
ProFund VP Basic Materials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.123232 $1.381265 $1.137373 $0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729 $0.856179	$1.305930 $1.123232 $1.381265 $1.137373 $0.971843 $1.143139 $1.138238 $0.973102 $0.908253 $1.096729	107,699.685 75,295.629 73,829.438 73,190.985 61,078.785 84,221.201 119,609.887 143,541 335,270 499,955

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Bull Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.468553 $1.584413 $1.344181 $1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386 $0.724345	$1.869326 $1.468553 $1.584413 $1.344181 $1.241047 $1.262333 $1.146615 $0.894706 $0.795470 $0.805386	55,090.118 33,186.293 73,301.196 117,110.206 131,008.866 300,130.134 221,335.911 164,701 287,200 1,153,911
ProFund VP Consumer Services Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.290770 $2.305369 $1.941918 $1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312 $0.801823	$2.819946 $2.290770 $2.305369 $1.971918 $1.916304 $1.853352 $1.668594 $1.207876 $1.001669 $0.961312	14,106.336 12,127.109 17,606.349 19,719.672 42,442.238 73,810.848 51,300.246 20,376 74,783 97,926
ProFund VP Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.713357 $0.852494 $0.647713 $0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661 $0.907315	$0.875290 $0.713357 $0.852494 $0.647713 $0.590752 $0.723820 $0.758821 $0.821051 $0.780111 $0.983661	453,166.008 733,465.628 434,667.985 388,331.752 406,004.172 326,918.482 339,203.958 875,923 549,159 1,978,622
ProFund VP Europe 30 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.796215 $0.938875 $0.794057 $0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274 $0.744107	$0.926270 $0.796215 $0.938875 $0.794057 $0.745720 $0.847195 $0.938992 $0.781615 $0.678785 $0.754274	206,468.142 42,603.322 45,608.379 37,904.599 104,193.875 116,962.113 5,957.181 411,887 8,020 15,590
ProFund VP Falling U.S. Dollar Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.627416 $0.678089 $0.632996 $0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759 $1.012123	$0.605175 $0.627416 $0.678089 $0.632996 $0.680764 $0.765933 $0.887300 $0.916826 $0.935558 $0.973759	64,044.170 424,810.493 0.000 0.000 0.000 3,085.251 28,617.467 158,388 91,820 88,464
ProFund VP Financials Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.917163 $1.036829 $0.888194 $0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537 $0.479671	$1.180042 $0.917163 $1.036829 $0.888194 $0.779803 $0.801518 $0.718705 $0.550953 $0.447260 $0.525537	62,781.254 38,693.526 54,149.580 53,373.038 54,336.713 280,278.497 246,674.941 30,540 181,411 167,793

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Government Money Market Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.895659 $0.903121 $0.914170 $0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747 $0.995824	$0.891414 $0.895659 $0.903121 $0.914170 $0.925437 $0.936753 $0.948280 $0.959950 $0.971777 $0.983747	288,735.145 735,658.294 280,835.594 1,051,405.482 1,022,310.134 694,611.182 956,549.192 1,037,556 1,485,073 2,016,957
ProFund VP International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.704386 $0.846669 $0.703813 $0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485 $0.683262	$0.829757 $0.704386 $0.846669 $0.703813 $0.719242 $0.754818 $0.831687 $0.704705 $0.615484 $0.727485	243,929.115 234,633.793 254,101.604 250,665.142 188,823.042 180,560.272 369,752.845 261,676 259,691 1,064,335
ProFund VP Japan Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.827999 $0.948807 $0.811001 $0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602 $0.581286	$0.981312 $0.827999 $0.948807 $0.811001 $0.817739 $0.782513 $0.767516 $0.524228 $0.431731 $0.536602	156,539.650 42,764.613 157,078.053 37,067.890 80,512.437 313,416.851 793,100.988 264,392 161,124 379,393
ProFund VP Mid-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.504500 $1.748271 $1.560445 $1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120 $0.779583	$1.835510 $1.504500 $1.748271 $1.560445 $1.336790 $1.416531 $1.332335 $1.031397 $0.903887 $0.955120	107,960.394 71,763.414 82,468.576 98,486.107 73,824.386 157,409.398 270,749.810 261,847 386,421 154,247
ProFund VP NASDAQ-100 Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.571299 $2.653221 $2.060481 $1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422 $0.907150	$3.471627 $2.571299 $2.653221 $2.060481 $1.981997 $1.867559 $1.616075 $1.218600 $1.061595 $1.059422	52,715.877 61,676.167 82,624.373 67,197.602 78,375.389 237,037.225 116,374.553 135,043 406,280 64,147
ProFund VP Oil & Gas Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.698273 $0.886291 $0.926764 $0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861 $0.775399	$0.748383 $0.698273 $0.886291 $0.926764 $0.755586 $0.998381 $1.134113 $0.925508 $0.910747 $0.901861	296,126.923 243,304.003 369,854.853 243,361.796 116,704.711 152,815.926 218,022.249 342,487 573,061 1,257,252

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.751624 $1.890844 $1.734742 $1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845 $0.917860	$1.972897 $1.751624 $1.890844 $1.734742 $1.824492 $1.768700 $1.500340 $1.154092 $1.044740 $0.910845	41,004.887 52,176.530 53,493.452 57,488.754 106,272.898 122,732.842 48,122.482 25,748 81,873 11,878
ProFund VP Precious Metals Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.397976 $0.465713 $0.447884 $0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152 $1.077132	$0.573791 $0.397976 $0.465713 $0.447884 $0.291025 $0.438836 $0.583608 $0.952241 $1.128344 $1.414152	124,784.443 106,476.910 180,693.552 88,821.269 107,764.237 151,843.565 198,301.403 474,150 565,890 687,242
ProFund VP Short Emerging Markets Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.281372 $0.253059 $0.355074 $0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474 $0.545435	$0.219554 $0.281372 $0.253059 $0.355074 $0.429211 $0.389688 $0.406464 $0.412497 $0.480343 $0.439474	14,371.913 9,076.513 574,601.746 16,284.898 26,002.813 23,821.300 17,244.266 22,522 42,942 60,543
ProFund VP Short International Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.386279 $0.338714 $0.432111 $0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993 $0.924617	$0.315057 $0.386279 $0.338714 $0.432111 $0.464917 $0.489233 $0.481853 $0.617627 $0.783257 $0.778993	13,490.451 8,826.832 269,920.394 15,275.698 16,165.758 12,795.877 24,195.468 31,757 17,340 27,122
ProFund VP Short NASDAQ-100 Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.138224 $0.144118 $0.195197 $0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954 $0.834974	$0.098208 $0.138224 $0.144118 $0.195197 $0.219743 $0.255867 $0.321349 $0.460888 $0.574699 $0.649954	81,943.225 75,818.187 1,307,265.294 84,121.890 85,379.519 106,977.848 181,729.289 74,934 41,118 40,907
ProFund VP Short Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.190833 $0.175046 $0.206565 $0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574 $0.877140	$0.149301 $0.190833 $0.175046 $0.206565 $0.266751 $0.272330 $0.303775 $0.447384 $0.559005 $0.622574	5,069.461 5,106.449 6,670.727 9,638.936 17,146.136 5,181.183 41,067.132 44,091 34,475 39,548

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
ProFund VP Small-Cap Subaccount Inception Date June 21, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.344965 $1.563448 $1.407970 $1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899 $0.720411	$1.641901 $1.344965 $1.563448 $1.407970 $1.191082 $1.285780 $1.270367 $0.937603 $0.827356 $0.887899	78,680.878 83,263.499 75,437.235 79,918.862 80,174.768 92,732.355 228,844.050 129,994 163,979 98,804
ProFund VP Small-Cap Value Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.469546 $1.734609 $1.600776 $1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795 $0.746137	$1.778906 $1.469546 $1.734609 $1.600776 $1.258574 $1.389319 $1.329389 $0.977667 $0.852241 $0.899795	76,502.158 52,949.436 55,772.514 79,275.358 81,273.467 43,706.163 296,890.683 310,406 199,763 4,933
ProFund VP Telecommunications Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.930569 $1.109904 $1.148116 $0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692 $0.655268	$1.054817 $0.930569 $1.109904 $1.148116 $0.955502 $0.952946 $0.959430 $0.866807 $0.753277 $0.748692	4,979.542 5,772.551 1,721.557 3,820.697 1,971.537 2,100.930 2,232.659 0 0 0
ProFund VP U.S. Government Plus Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.633803 $1.749195 $1.617538 $1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751 $1.065458	$1.907663 $1.633803 $1.749195 $1.617538 $1.642755 $1.762734 $1.308554 $1.637938 $1.642527 $1.158751	28,934.964 28,861.465 35,943.383 41,718.184 52,519.564 79,161.494 21,283.161 280,192 152,475 270,648
ProFund VP UltraSmall-Cap Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.250465 $1.733386 $1.401763 $1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225 $0.410092	$1.819564 $1.250465 $1.733386 $1.401763 $1.016705 $1.182893 $1.136545 $0.616492 $0.481978 $0.601225	60,484.781 32,197.831 34,597.298 32,651.874 30,361.766 165,650.297 94,927.452 273,655 533,798 523,490
ProFund VP Utilities Subaccount Inception Date September 6, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.568916 $1.544098 $1.413005 $1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042 $0.804692	$1.904031 $1.568916 $1.544098 $1.413005 $1.243211 $1.344856 $1.081680 $0.966521 $0.977292 $0.842042	116,366.486 138,654.235 213,875.352 124,921.703 125,655.650 99,052.827 105,154.127 119,216 274,258 540,184

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.941916 $2.021058 $1.908611 $1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541 $1.250662	$2.185926 $1.941916 $2.021058 $1.908611 $1.680326 $1.777767 $1.737357 $1.654386 $1.430544 $1.385541	344,802.471 387,972.217 416,547.754 441,795.573 483,127.734 538,758.793 704,887.665 1,273,570 1,750,932 2,371,251
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734	$1.351588 $1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326	638,106.176 647,803.413 756,273.498 762,363.535 873,716.869 995,054.005 1,122,927.816 1,216,064 1,523,426 2,025,780
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326 $1.177734	$1.351588 $1.286786 $1.302786 $1.288604 $1.302851 $1.321454 $1.281317 $1.330409 $1.284635 $1.212326	221,979.336 1,698,156.814 527,216.630 3,023,749.210 2,597,316.937 2,075,012.781 2,733,983.736 10,607,979 18,293,268 11,370,248
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.108331 $2.417337 $2.107554 $1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502 $1.140256	$2.573180 $2.108331 $2.417337 $2.107554 $1.862134 $1.960538 $1.773358 $1.381944 $1.255325 $1.240502	939,486.875 997,428.866 1,089,464.409 1,269,735.094 1,466,930.319 1,676,292.588 1,834,005.498 2,181,404 2,553,954 2,614,543
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.999456 $2.257727 $2.059085 $2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717 $1.417950	$2.466189 $1.999456 $2.257727 $2.059085 $2.076069 $2.120516 $1.895088 $1.850162 $1.498986 $1.614717	379,557.054 394,570.615 440,196.007 474,889.728 562,884.422 606,870.216 658,309.150 796,458 974,947 1,216,468
TA BlackRock Government Money Market - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$0.968414 $0.972434 $0.984473 $0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336 $1.086807	$0.972889 $0.968414 $0.972434 $0.984473 $0.996688 $1.009098 $1.021635 $1.034383 $1.047274 $1.060336	1,680,767.956 1,438,859.973 1,450,978.790 1,604,522.618 2,007,353.376 3,962,999.386 4,449,750.063 4,956,942 5,341,317 5,559,088

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class(3) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.423309 $1.507959 $1.394054 $1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941 $1.132561	$1.618035 $1.423309 $1.507959 $1.394054 $1.383906 $1.407103 $1.352255 $1.280942 $1.225976 $1.220941	64,950.714 78,384.571 88,861.960 80,234.165 98,177.395 130,886.431 170,595.907 230,561 349,720 545,165
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date April 29, 2014	2019 2018 2017 2016 2015 2014	$1.103340 $1.168796 $1.059588 $1.022611 $1.036680 $1.003057	$1.275517 $1.103340 $1.168796 $1.059588 $1.022611 $1.036680	165,800.707 197,262.831 247,592.268 251,404.494 348,216.294 404,802.180
TA International Growth - Service Class Subaccount Inception Date May 1, 2007	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.044767 $1.289346 $1.028006 $1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098 $0.837217	$1.314627 $1.044767 $1.289346 $1.028006 $1.042220 $1.057811 $1.132291 $0.973474 $0.808799 $0.912098	402,950.061 422,067.152 531,200.992 495,332.941 509,237.234 639,363.123 570,312.870 844,244 394,834 559,169
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.423710 $1.442540 $1.251155 $1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166 $0.986128	$1.712302 $1.423710 $1.442540 $1.251155 $1.216636 $1.230340 $1.155268 $0.982791 $0.884565 $1.004166	135,128.676 143,524.658 130,439.448 146,849.319 175,100.614 241,011.420 182,140.687 313,521 472,186 398,239
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.340304 $2.404767 $1.891240 $1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290 $1.190239	$3.151115 $2.340304 $2.404767 $1.891240 $1.959950 $2.094684 $2.126418 $1.550846 $1.443654 $1.570290	405,474.337 429,717.323 484,309.610 526,388.467 652,279.126 893,551.903 1,117,901.065 1,088,609 1,772,609 1,187,442
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.547123 $1.636633 $1.472065 $1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329 $1.185987	$1.735054 $1.547123 $1.636633 $1.472065 $1.428908 $1.478477 $1.468338 $1.362798 $1.287289 $1.273329	2,848,731.260 3,393,300.903 4,010,927.170 4,565,136.609 5,048,186.243 5,897,041.143 7,689,238.720 10,257,282 12,285,752 14,337,557

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.807438 $2.049541 $1.668449 $1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654 $1.116857	$2.246798 $1.807438 $2.049541 $1.668449 $1.596326 $1.651228 $1.632087 $1.307466 $1.177930 $1.264654	4,340,810.924 4,772,047.335 5,685,291.942 6,024,156.295 6,963,045.443 9,109,263.229 10,811,892.751 10,238,734 11,696,908 15,181,274
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.789746 $1.955393 $1.656788 $1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122 $1.180114	$2.117440 $1.789746 $1.955393 $1.656788 $1.578726 $1.639767 $1.620602 $1.378382 $1.264525 $1.310122	18,088,069.484 19,686,311.362 23,182,340.167 25,872,146.021 30,509,251.451 35,731,315.002 43,320,557.801 46,154,269 48,152,656 57,562,132
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.705271 $1.824286 $1.590619 $1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064 $1.207111	$1.956688 $1.705271 $1.824286 $1.590619 $1.530035 $1.588501 $1.567448 $1.401568 $1.300675 $1.313064	7,453,095.925 8,030,393.146 9,423,783.047 10,584,636.738 13,336,213.648 16,457,713.743 19,729,685.644 22,836,776 25,710,804 30,569,400
TA JPMorgan Core Bond - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.470145 $1.489992 $1.458670 $1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057 $1.245121	$1.571852 $1.470145 $1.489992 $1.458670 $1.447034 $1.460233 $1.406710 $1.455279 $1.406679 $1.328057	650,202.389 637,725.951 743,131.159 808,533.899 806,701.803 1,000,672.991 1,452,290.590 1,951,440 1,849,625 1,469,967
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.291242 $2.474621 $2.073746 $1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696 $1.012639	$2.957422 $2.291242 $2.474621 $2.073746 $1.889468 $1.919895 $1.705616 $1.306956 $1.139915 $1.148696	195,185.825 204,603.891 230,848.590 260,561.740 259,450.797 274,754.596 329,222.515 422,921 671,681 651,573
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	2,206,391.181 2,602,389.645 2,969,820.284 3,174,314.966 4,007,454.004 3,801,132.706 4,564,544.862 4,529,489 5,183,058 6,082,627

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.263902 $1.321901 $1.233457 $1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388 $1.046616	$1.397019 $1.263902 $1.321901 $1.233457 $1.198596 $1.218473 $1.160798 $1.116248 $1.051731 $1.029388	664,674.518 688,060.272 768,789.150 845,982.512 994,034.806 1,113,427.684 1,203,328.480 1,579,756 1,711,382 1,705,440
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.156218 $1.210890 $1.109817 $1.131216 $1.169645 $1.091668 $1.005610 $1.000000	$1.325364 $1.156218 $1.210890 $1.109817 $1.131216 $1.169645 $1.091668 $1.005610	19,059.069 8,530.647 15,261.676 16,677.667 18,158.767 79,602.357 0.000 7,285
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.209762 $1.285804 $1.149949 $1.175910 $1.226799 $1.148224 $1.010575 $1.000000	$1.395900 $1.209762 $1.285804 $1.149949 $1.175910 $1.226799 $1.148224 $1.010575	0.000 0.000 0.000 0.000 0.000 8,975.803 7,239.396 0
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791	$1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714	167,143.693 147,756.091 155,700.107 145,455.320 147,867.222 266.544.680 142,856.944 289,436 56,618 87,451
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	90,270.607 95,149.881 99,748.776 186,311.044 205,626.027 274,557.056 80,222.512 135,531 0 0
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	$1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543	438,620.391 706,510.748 762,975.567 791,551.154 833,808.000 1,061,969.085 1,046,392.037 784,805 937,445 989,659 744,138

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.233066 $1.283589 $1.172993 $1.140170 $1.193092 $1.118056 $0.990454 $1.000000	$1.444126 $1.233066 $1.283589 $1.172993 $1.140170 $1.193092 $1.118056 $0.990454	42,082.106 46,350.714 50,732.016 63,389.547 68,324.832 73,279.568 0.000 0
TA Morgan Stanley Capital Growth - Service Class(4) Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.102949 $2.951978 $2.086149 $2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590 $0.771946	$3.783957 $3.102949 $2.951978 $2.086149 $2.166381 $1.968099 $1.883676 $1.289660 $1.133526 $1.220767 $0.972590	800,630.332 426,290.740 517,242.841 537,071.244 506,880.914 512,667.756 618,197.936 514,894 666,117 735,092 586,987
TA Multi-Managed Balanced - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.265839 $2.387502 $2.123812 $1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893 $1.145766	$2.718922 $2.265839 $2.387502 $2.123812 $1.997719 $2.023954 $1.854567 $1.594619 $1.436567 $1.401893	1,646,049.074 1,832,972.557 2,024,689.916 2,433,143.364 2,523,478.286 2,588,291.448 2,366,405.134 2,447,210 1,651,397 1,523,341
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.110180 $1.207934 $1.091586 $1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440 $1.020966	$1.312209 $1.110180 $1.207934 $1.091586 $1.048770 $1.089615 $1.023106 $0.926172 $0.928682 $0.973440	7,570.892 8,005.115 18,623.521 40,813.069 67,714.136 65,771.381 47,795.754 42,119 59,974 71,396
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.064513 $1.136378 $1.042207 $1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719 $1.022718	$1.236059 $1.064513 $1.136378 $1.042207 $1.005160 $1.039307 $0.967874 $0.906072 $0.903681 $0.988719	45,102.714 25,779.906 47,163.507 117,403.311 121,898.157 39,535.883 91,301.107 200,887 223,822 214,130
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.076728 $1.180993 $1.041313 $1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907 $1.021637	$1.292660 $1.076728 $1.180993 $1.041313 $1.005321 $1.054324 $1.003354 $0.869734 $0.874623 $1.001907	79,113.966 77,093.170 74,065.345 71,891.851 68,156.913 53,254.746 61,935.462 85,138 323,710 332,226

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.459133 $1.492689 $1.444217 $1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459 $1.239836	$1.559554 $1.459133 $1.492689 $1.444217 $1.426912 $1.437316 $1.394769 $1.452362 $1.370261 $1.309459	2,007,528.776 2,059,048.940 2,353,443.424 2,611,984.819 2,772,429.503 3,008,610.414 3,008,733.158 4,211,713 3,671,385 4,579,432
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.186795 $1.237473 $1.121679 $1.106365 $1.147274 $1.121184 $1.060225 $1.005379 $0.000000	$1.303830 $1.186795 $1.237473 $1.121679 $1.106365 $1.147274 $1.121184 $1.060225 $1.005379	41,813.105 43,720.308 47,766.131 90,619.574 96,346.334 97,901.946 84,019.276 156,365 70,841
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 12, 2011	2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.303997 $1.403933 $1.181525 $1.173174 $1.270885 $1.246566 $1.083331 $0.988642 $0.000000	$1.434154 $1.303997 $1.403933 $1.181525 $1.173174 $1.270885 $1.246566 $1.083331 $0.988642	96,551.443 104,446.158 128,079.623 211,104.809 231,567.486 401,897.879 349,183.948 563,451 817,314
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2019 2018 2017 2016 2015 2014 2013 2012	$1.181128 $1.248000 $1.094496 $1.084464 $1.147083 $1.120885 $1.021367 $1.000000	$1.296373 $1.181128 $1.248000 $1.094496 $1.084464 $1.147083 $1.120885 $1.021367	1,844.517 1,860.570 1,877.900 1,895.114 62,011.089 136,366.460 288,431.224 72,732
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 1, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$3.311684 $3.794966 $3.333610 $2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527 $1.478853	$4.086559 $3.311684 $3.794966 $3.333610 $2.793891 $2.908309 $2.806218 $2.088615 $1.822494 $1.899527	914,867.978 925,145.823 1,094,297.856 1,311,910.191 1,531,985.881 1,788,096.702 2,012,992.038 1,238,405 1,506,730 1,852,836
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.972664 $3.246391 $2.693669 $2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843 $1.080651	$3.886911 $2.972664 $3.246391 $2.693669 $2.456933 $2.435175 $2.320709 $1.635162 $1.434603 $1.430843	321,700.102 334,699.323 367,840.964 375,452.188 413,287.618 487,794.895 820,413.450 562,194 554,126 1,094,480

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date January 12, 2004	2019 2018 2017 2016 2015 2014 2013 2012 2011 2010	$2.538815 $2.571594 $2.020496 $1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035 $1.080773	$3.502422 $2.538815 $2.571594 $2.020496 $1.994993 $1.894680 $1.730856 $1.326303 $1.189919 $1.254035	1,023,186.848 1,082,490.896 1,290,853.172 1,466,501.615 1,611,190.480 1,819,079.383 2,228,223.236 2,308,819 2,808,294 2,590,586
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 1, 2019, TA BlackRock Smart Beta 40 was renamed TA BlackRock iShares Edge 40.
(4)	Effective May1, 2020, TA Greystone International Growth was renamed TA International Growth.
(5)	Effective November 1, 2019, TA Jennison Growth was merged into TA Morgan Stanley Capital Growth.

F I N A N C I A L S T A T E M E N T S – S T A T U T O R Y B A S I S A N D S U P P L E M E N T A R Y I N F O R M A T I O N

Transamerica Premier Life Insurance Company

Years Ended December 31, 2019, 2018 and 2017

Transamerica Premier Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2019, 2018 and 2017

	Contents
Report of Independent Auditors ........................................................................................................		1
Audited Financial Statements
Balance Sheets – Statutory Basis ......................................................................................................		3
Statements of Operations – Statutory Basis ......................................................................................		4
Statements of Changes in Capital and Surplus – Statutory Basis.....................................................		5
Statements of Cash Flow – Statutory Basis......................................................................................		7
Notes to Financial Statements – Statutory Basis
1.	Organization and Nature of Business .........................................................................................	9
2.	Basis of Presentation and Summary of Significant Accounting Policies ..................................	9
3.	Accounting Changes .................................................................................................................	22
4.	Fair Values of Financial Instruments ........................................................................................	22
5.	Investments ...............................................................................................................................	31
6.	Premium and Annuity Considerations Deferred and Uncollected...........................................	49
7.	Policy and Contract Attributes.................................................................................................	50
8.	Reinsurance..............................................................................................................................	63
9.	Income Taxes...........................................................................................................................	66
10.	Capital and Surplus................................................................................................................	73
11.	Securities Lending ..................................................................................................................	75
12.	Retirement and Compensation Plans ......................................................................................	76
13.	Related Party Transactions .....................................................................................................	77
14.	Managing General Agents ......................................................................................................	84
15.	Commitments and Contingencies ...........................................................................................	84
16.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities........	88
17.	Reconciliation to Statutory Statement ....................................................................................	89
18.	Subsequent Events ..................................................................................................................	89
Appendix A –Listing of Affiliated Companies ...............................................................................		91
Statutory-Basis Financial Statement Schedules
Summary of Investments – Other Than Investments in Related Parties .........................................		95
Supplementary Insurance Information ............................................................................................		96
Reinsurance .....................................................................................................................................		97

2

Report of Independent Auditors

To the Board of Directors of

Transamerica Premier Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Premier Life Insurance Company (the "Company"), which comprise the balance sheets – statutory basis as of December 31, 2019 and 2018, and the related statements of operations – statutory basis, of changes in capital and surplus – statutory basis, and of cash flow – statutory basis for each of the three years in the period ended December 31, 2019, including the related notes and schedules of supplementary insurance information and reinsurance as of December 31, 2019, 2018 and for each of the three years in the period ended December 31, 2019 and summary of investments - other than investments in related parties as of December 31, 2019 listed in the accompanying index (collectively referred to as the "financial statements").

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

PricewaterhouseCoopers LLP, One North Wacker

Chicago, IL 60606 T: (312) 298 2000, F: (312) 298 2001 www.pwc.com

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2020

PricewaterhouseCoopers LLP, One North Wacker

Chicago, IL 60606 T: (312) 298 2000, F: (312) 298 2001 www.pwc.com

2

Transamerica Premier Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2019	2018
Admitted assets
Cash, cash equivalents and short-term investments	$728,220	$902,074
Bonds	17,877,965	16,814,750
Preferred stocks	4,955	9,958
Common stocks	158,426	150,617
Mortgage loans on real estate	2,737,109	2,436,202
Real estate	187,639	217,646
Policy loans	962,408	936,884
Securities lending reinvested collateral assets	757,186	575,155
Derivatives	25,531	34,933
Other invested assets	1,039,664	808,423
Total cash and invested assets	24,479,103	22,886,642
Accrued investment income	226,564	219,256
Premiums deferred and uncollected	151,139	176,727
Funds held by reinsurer	524,067	453,319
Net deferred income tax asset	231,249	238,949
Other assets	396,237	365,474
Separate account assets	26,508,334	23,296,139
Total admitted assets	$52,516,693	$47,636,506
Liabilities and capital and surplus
	$17,894,601
Aggregate reserves for policies and contracts		$16,965,724
Policy and contract claim reserves	463,716	434,245
Liability for deposit-type contracts	356,309	584,693
Other policyholders' funds	9,790	11,304
Transfers from separate accounts due or accrued	(26,478)	(41,964)
Funds held under reinsurance treaties	641,858	689,145
Asset valuation reserve	384,650	317,840
Interest maintenance reserve	1,039,810	1,110,342
Derivatives	81,072	61,290
Payable for collateral under securitites loaned
and other transactions	959,484	695,892
Borrowed money	1,434,416	1,290,299
Other liabilities	468,195	256,398
Separate account liabilities	26,508,334	23,296,139
Total liabilities	50,215,757	45,671,347
Capital and surplus	10,137	10,137
Common stock
Preferred stock	-	-
Treasury stock	-	-
Surplus notes	60,000	160,000
Paid-in surplus	1,057,861	1,057,857
Special surplus funds	1,334	-
Unassigned surplus	1,171,604	737,165
Total capital and surplus	2,300,936	1,965,159
Total liabilities and capital and surplus	$52,516,693	$47,636,506

See accompanying notes.

3

Transamerica Premier Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Revenues
Premiums and annuity considerations	$3,347,881	$3,550,022	$2,296,304
Net investment income	1,094,859	1,050,408	879,492
Commissions, expense allowances, and reserve adjustments
on reinsurance ceded	(170,748)	(144,423)	239,322
Fee revenue and other income	362,101	417,003	335,473
Total revenue	4,634,093	4,873,010	3,750,591
Benefits and expenses
Death benefits	384,956	376,460	339,863
Accident and health benefits	831,058	828,511	1,049,960
Annuity benefits	318,391	258,654	289,541
Surrender benefits	1,939,577	1,176,594	1,071,731
Other benefits	60,302	67,143	68,312
Net increase (decrease) in reserves	961,715	790,001	3,400,067
Commissions	512,527	628,139	1,210,260
Net transfers to (from) separate accounts	(1,261,078)	(332,080)	(161,346)
Modified coinsurance reserve adjustment assumed	(7,160)	(13,365)	(4,855,921)
IMR adjustment due to reinsurance	–	–	714,351
General insurance expenses and other	510,442	453,327	453,186
Total benefits and expenses	4,250,730	4,233,384	3,580,004
Gain (loss) from operations before dividends
and federal income taxes	383,363	639,626	170,587
Dividends to policyholders	1,030	1,025	1,081
Gain (loss) from operations before federal income taxes	382,333	638,601	169,506
Federal income tax (benefit) expense	39,259	30,372	903,151
Net gain (loss) from operations	343,074	608,229	(733,645)
Net realized capital gains (losses), after tax and amounts
transferred to interest maintenance reserve	229,130	(71,838)	411,452
Net income (loss)	$572,204	$536,391	$(322,193)

See accompanying notes.

4

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A	Class B			Special
	Common	Common	Surplus	Paid-in	Surplus	Unassigned	Total Capital
	Stock	Stock	Notes	Surplus	Funds	Surplus	and Surplus
Balance at January 1, 2017	$7,364	$2,773	$160,000	$710,131	$2,105	$795,304	$1,677,677
Net income (loss)	–	–	–	–	–	(322,193)	(322,193)
Change in net unrealized capital gains/losses,
net of taxes	–	–	–	–	–	(23,101)	(23,101)
Change in net deferred income tax asset	–	–	–	–	–	(39,231)	(39,231)
Change in nonadmitted assets	–	–	–	–	–	(16,230)	(16,230)
Change in reserve on account of change in
valuation basis	–	–	–	–	–	42,157	42,157
Change in asset valuation reserve	–	–	–	–	–	(64,645)	(64,645)
Change in surplus as a result of reinsurance	–	–	–	–	–	322,858	322,858
Dividends to stockholders	–	–	–	–	–	(350,000)	(350,000)
Capital Contribution	–	–	–	350,000	–	–	350,000
Other changes - net	–		–	(2,221)	1,580	2,416	1,775
Balance at December 31, 2017	7,364	2,773	160,000	1,057,910	3,685	347,335	1,579,067
Net income (loss)	–	–	–	–	–	536,391	536,391
Change in net unrealized capital gains/losses,
net of taxes	–	–	–	–	–	36,958	36,958
Change in net deferred income tax asset	–	–	–	–	–	7,833	7,833
Change in nonadmitted assets	–	–	–	–	–	20,283	20,283
Change in reserve on account of change in
valuation basis	–	–	–	–	–	(7,030)	(7,030)
Change in asset valuation reserve	–	–	–	–	–	(27,727)	(27,727)
Change in surplus as a result of reinsurance	–	–	–	–	–	(179,574)	(179,574)
Other changes - net	–	–	–	(53)	(3,685)	2,696	(1,042)
Balance at December 31, 2018	$7,364	$2,773	$160,000	$1,057,857	$-	$737,165	$1,965,159

5

Transamerica Premier Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Class A	Class B			Special
	Common	Common	Surplus	Paid-in	Surplus	Unassigned	Total Capital
	Stock	Stock	Notes	Surplus	Funds	Surplus	and Surplus
Balance at December 31, 2018
	$7,364	$2,773	$160,000	$1,057,857	$–	$737,165	$1,965,159
Net income (loss)	–	–	–	–	–	572,204	572,204
Change in net unrealized capital gains/losses,
net of tax	–	–	–	–	–	51,698	51,698
Change in net deferred income tax asset	–	–	–	–	–	10,084	10,084
Change in nonadmitted assets	–	–	–	–	–	14,015	14,015
Change in reserve on account of change in
valuation basis	–	–	–	–	–	30,452	30,452
Change in asset valuation reserve	–	–	–	–	–	(66,810)	(66,810)
Change in surplus as a result of reinsurance	–	–	–	–	–	(181,854)	(181,854)
Change in surplus notes	–		(100,000)	–			(100,000)
Dividends to stockholders	–		–	–	–	(8,444)	(8,444)
Other changes - net	–	–	–	4	1,334	13,094	14,432
Balance at December 31, 2019	$7,364	$2,773	$60,000	$1,057,861	$1,334	$1,171,604	$2,300,936

See accompanying notes.

6

Transamerica Premier Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2019	2018	2017
Operating activities
Premiums and annuity considerations	$3,374,817	$3,573,062	$3,605,127
Net investment income	1,049,463	988,075	719,246
Other income	119,112	184,835	208,482
Benefit and loss related payments	(3,470,951)	(2,617,277)	(2,662,734)
Net transfers from separate accounts	1,276,609	344,666	180,649
Commissions and operating expenses	(1,151,522)	(1,242,500)	(1,119,469)
Dividends paid to policyholders	(1,091)	-	-
Federal income taxes (paid) received	(25,440)	(1,009,824)	(14,189)
Net cash provided by operating activities	1,170,997	221,037	917,112
Investing activities
Proceeds from investments sold, matured
or repaid	3,850,764	4,220,254	3,939,238
Costs of investments acquired	(5,233,742)	(4,906,476)	(4,461,555)
Net increase (decrease) in policy loans	(25,524)	(11,481)	997
Net cost of investments acquired	(5,259,266)	(9,346,512)	(4,460,558)
Net cash provided by (used in) investing activities	(1,408,502)	(697,703)	(521,320)
Financing and miscellaneous activities
Capital and paid in surplus, less treasury stock	$(100,000)	$-	$-
Capital contribution received (returned)	4	149,947	200,000
Dividends to stockholders	-	-	(350,000)
Net deposits (withdrawals) on deposit-type contracts	(237,635)	(155,020)	(138,376)
Net change in borrowed money	144,774	(188,058)	127,948
Net change in payable for collateral under securities
lending and other transactions	182,031	146,987	(130,411)
Other cash (applied) provided	74,478	(56,482)	168,040
Net cash provided by (used in) financing and
miscellaneous activities	63,651	(102,626)	(122,799)
Net increase (decrease) in cash, cash
equivalents and short-term investments	(173,854)	(579,292)	272,993
Cash, cash equivalents and short-term
investments:
Beginning of year	902,074	1,481,366	1,208,373
End of year	$728,220	$902,074	$1,481,366

See accompanying notes.

7

Transamerica Premier Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

		Year Ended December 31
		2019	2018	2017
Supplemental disclosures of cash flow information
Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement
with third party	$	- $	- $	2,593,112
Receipt of bonds, mortgage loans, and derivatives related to
affiliated reinsurance amendment		-	-	5,650,741
Tranfer of bonds to settle reinsurance obligations		-	-	22,479
Dividend received from subsidiary		11,270	30,000	100,000
Contribution receivable from parent		-	-	150,000
Asset transfer of ownership between hedge funds		-	-	88,481
Release of funds withheld related to affiliated reinsurance recapture		-	-	-
Investments received for insured securities losses		-	30,032	-
Noncash contribution (distribution) to affiliate		(8,444)	1,360	-
Noncash return of capital from affiliate		-	5,912	-
Noncash transaction on sale of real estate		(540)	-	-

8

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis (Dollars in Thousands, Except per Share amounts)

December 31, 2019

1. Organization and Nature of Business

Transamerica Premier Life Insurance Company (the Company, formerly known as Monumental Life Insurance Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company sells a full line of insurance products, including individual, credit, group, indexed universal life, variable universal life and variable annuities, annuity, long term care insurance, and accident and health policies as well as investment products, including guaranteed investment contracts. The Company is licensed in 49 states, the District of Columbia, Guam, and Puerto Rico. Sales of the Company's products are through agents, brokers, financial planners, independent representatives, financial institutions, stockbrokers and direct response methods. The majority of the Company's new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

9

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer's senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company's decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company's ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-

10

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other- than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

11

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset's carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

The Company's investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company's experience and a constant interest rate environment.

12

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserve

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the Risk Based Capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased Capital and Surplus by $54,607. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

13

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86 - Derivatives.

(A)Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains or losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given

14

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

their high credit rating of 'BBB' or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract, and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

15

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor's (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt

16

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company's balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one- line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of general insurance accounts receivable, reinsurance receivable, and company owned life insurance. Other "admitted assets" are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Other liabilities consist primarily of amounts withheld by the Company, payables for securities, and reinsurance payable.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders, do not have minimum guarantees and the investment risks associated with the fair value changes are borne by the policyholder. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Some of the Company's separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return

17

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account due to the nature of the guaranteed return.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a non-deduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements, supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

19

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP 101 does not consider state income taxes in the measurement of deferred taxes. SSAP 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period's adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company's reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents that excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation

20

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Goodwill

Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity's share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA's are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as "nonadmitted", primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

21

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes

The Company's policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective January 1, 2019, the NAIC adopted revisions to SSAP No. 30, Unaffiliated Common Stock, which updated the definition of common stock to include SEC registered closed-end funds and unit investment trusts. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2019, the Company has received IID approval on an approach for adoption of the NAIC 2020 Valuation Manual section 21 (VM-21) and related Risk Based Capital C3P2 changes documented in the VM-21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company has elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company's historical statutory reporting or existing balances at the time of transition. The Company reported the decrease to the VM-21 reserve of $30,452. As of the date of transition, the Company is fully compliant with the provisions of VM-21.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company's valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These

22

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's or a liability's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)Quoted prices for similar assets or liabilities in active markets

b)Quoted prices for identical or similar assets or liabilities in non-active markets

c)Inputs other than quoted market prices that are observable

d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means

23

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property's net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

24

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third- party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company's liabilities under investment contracts, which include deferred annuities, GICs and funding agreements, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company's insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

25

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company's financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2019 and 2018, respectively:

			December 31, 2019
							Not Practicable
	Aggregate Fair					Net Asset Value	(Carrying
	Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	(NAV)	Value)
Admitted assets

Cash equivalents and short-term investments,
other than affiliates	$631,215	$631,185	$441,346	$189,869	$–	$–	$–
Short-term notes receivable from affiliates	102,900	102,900	–	102,900	–	–	–
Bonds	19,995,877	17,877,965	2,000,037	17,791,417	204,423	–	–
Preferred stocks, other than affiliates	4,361	4,955	–	2,089	2,272	–	–
Common stocks, other than affiliates	59,057	59,057	1,872	–	57,185	–	–
Mortgage loans on real estate	2,876,259	2,737,109	–	–	2,876,259	–	–
Other invested assets	190,192	172,968	–	189,214	978	–	–
Derivative assets:
Interest rate swaps	11,171	8,635	–	11,171	–	–	–
Currency swaps	13,458	4,365	–	13,458	–	–	–
Credit default swaps	19,459	10,576	–	19,459	–	–	–
Interest rate futures	7	7	7	–	–	–	–
Equity futures	1,948	1,948	1,948	–	–	–	–
Derivative assets total	46,043	25,531	1,955	44,088	–	–	–
Policy loans	962,408	962,408	–	962,408	–	–	–
Securities lending reinvested collateral	599,859	599,859	58	599,801	–	–	–
Separate account assets	25,337,229	25,337,230	23,358,660	1,978,570	–	–	–
Liabilities
Investment contract liabilities	2,272,404	1,461,721	–	45,313	2,227,090	–	–
Derivative liabilities:
Interest rate swaps	(75,597)	58,916	–	(75,597)	–	–	–
Currency swaps	17,050	14,733	–	17,050	–	–	–
Credit default swaps	(2,855)	1,169	–	(2,855)	–	–	–
Equity swaps	4,361	4,361	–	4,361	–	–	–
Interest rate futures	544	544	544	–	–	–	–
Equity futures	1,349	1,349	1,349	–	–	–	–
Derivative liabilities total	(55,148)	81,072	1,893	(57,041)	–	–	–
Dollar repurchase agreements	254,814	254,814	–	254,814	–	–	–
Payable for securities lending	757,186	757,186	–	757,186	–	–	–
Payable for derivative cash collateral	202,298	202,298	–	202,298	–	–	–
Separate account annuity liabilities	22,578,162	22,578,162	13	22,578,149	–	–	–

26

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

				December 31, 2018
	Aggregate	Admitted				Net Asset	Not Practicable
	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(Carrying Value)
Admitted assets

Cash equivalents and short-term investments,
other than affiliates	$718,998	$718,998	$656,505	$62,493	$–	$–	$–
Short-term notes receivable from affiliates	194,600	194,600	–	194,600	–	–	–
Bonds	16,943,037	16,814,750	1,833,213	14,958,270	151,554	–	–
Preferred stocks, other than affiliates	9,214	9,958	–	2,380	6,834	–	–
Common stocks, other than affiliates	67,063	67,063	134	–	66,929	–	–
Mortgage loans on real estate	2,433,036	2,436,202	–	–	2,433,036	–	–
Other invested assets	178,709	174,272	–	177,480	1,229	–	–
Derivative assets:
Interest rate swaps	9,174	4,634	–	9,174	–	–	–
Currency swaps	14,877	7,633	–	14,877	–	–	–
Credit default swaps	13,304	15,582	–	13,304	–	–	–
Equity swaps	4,589	4,589	–	4,589	–	–	–
Interest rate futures	213	213	213	–	–	–	–
Equity futures	2,282	2,282	2,282	–	–	–	–
Derivative assets total	44,439	34,933	2,495	41,944	–	–	–
Policy loans	936,884	936,884	–	936,884	–	–	–
Securities lending reinvested collateral	518,646	518,646	24,677	493,969	–	–	–
Separate account assets	22,017,523	22,017,523	19,752,326	2,265,141	56	–	–
Liabilities
Investment contract liabilities	1,919,385	1,799,337	–	45,337	1,874,048	–	–
Derivative liabilities:
Interest rate swaps	(44,671)	49,173	–	(44,671)	–	–	–
Currency swaps	15,155	9,391	–	15,155	–	–	–
Credit default swaps	(1,148)	2,352	–	(1,148)	–	–	–
Equity swaps	208	208	–	208	–	–	–
Interest rate futures	39	39	39	–	–	–	–
Equity futures	127	127	127	–	–	–	–
Derivative liabilities total	(30,290)	61,290	166	(30,456)	–	–	–
Dollar repurchase agreements	110,040	110,040	–	110,040	–	–	–
Payable for securities lending	575,155	575,155	–	575,155	–	–	–
Payable for derivative cash collateral	120,737	120,737	–	120,737	–	–	–
Separate account annuity liabilities	20,027,327	20,027,327	3,278	20,024,049	–	–	–

27

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company's financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

			2019
				Net Asset Value
	Level 1	Level 2	Level 3	(NAV)	Total
Assets:
Bonds
Government	$–	$129	$–	$–	$129
Industrial and miscellaneous	–	336	2,791	–	3,127
Total bonds	–	465	2,791	–	3,256
Preferred stock
Industrial and miscellaneous	–	–	2,272	–	2,272
Total preferred stock	–	–	2,272	–	2,272
Common stock
Industrial and miscellaneous	1,872	–	57,185	–	59,057
Total common stock	1,872	–	57,185	–	59,057
Cash equivalents and short-term
Money market mutual funds	441,346	–	–	–	441,346
Total cash equivalents and short-term	441,346	–	–	–	441,346
Securities lending reinvested collateral	58	–	–	–	58
Derivative assets	1,955	8,556	–	–	10,511
Separate account assets	23,358,660	1,978,570	–	–	25,337,230
Total assets	$23,803,891	$1,987,591	$62,248	$–	$25,853,730
Liabilities:

Derivative liabilities	$1,893	$16,699	$–	$–	$18,592
Separate account liabilities	13	–	–	–	13
Total liabilities	$1,906	$16,699	$–	$–	$18,605

			2018
				Net Asset Value
	Level 1	Level 2	Level 3	(NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$30,077	$4,858	$–	$34,935
Hybrid securities	–	16,037	–	–	16,037
Total bonds	–	46,114	4,858	–	50,972
Preferred stock
Industrial and miscellaneous	–	–	6,834	–	6,834
Total preferred stock	–	–	6,834	–	6,834
Common stock
Industrial and miscellaneous	134	–	66,929	–	67,063
Total common stock	134	–	66,929	–	67,063
Cash equivalents and short-term
Money market mutual funds	656,505	–	–	–	656,505
Total cash equivalents and short-term	656,505	–	–	–	656,505
Securities lending reinvested collateral	24,677	–	–	–	24,677
Derivative assets	2,495	9,144	–	–	11,639
Separate account assets	19,752,326	2,265,141	56	–	22,017,523
Total assets	$20,436,137	$2,320,399	$78,677	$–	$22,835,213
Liabilities:

Derivative liabilities	$166	$10,091	$–	$–	$10,257
Separate account liabilities	3,278	–	–	–	3,278
Total liabilities	$3,444	$10,091	$–	$–	$13,535

Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 3 is internally valued using significant unobservable inputs.

28

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Common stocks classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following tables summarize the changes in assets classified as Level 3 for 2019 and 2018.

	Beginning			Total Gains
	Balance at			(Losses)	Total Gains
	January 1,	Transfers in	Transfers out	Included in Net	(Losses) Included
	2019	(Level 3)	(Level 3)	income (a)	in Surplus (b)
Bonds
Other	$4,858	$–	$622	$44	$247
Preferred stock	6,834	–	–	–	(6,052)
Common stock	66,929	–	1,700	(553)	(28)
Separate account assets	56	–	53	–	–
Total	$78,677	$–	$2,375	$(509)	$(5,833)

					Ending Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2019
Bonds
Other	$–	$–	$–	$1,736	$2,791
Preferred stock	1,490	–	–	–	2,272
Common stock	811	1,526	9,800	–	57,185
Separate account assets	–	–	–	3	–
Total	$2,301	$1,526	$9,800	$1,739	$62,248

(a)Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b)Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

29

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Beginning			Total Gains	Total Gains (Losses)
	Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2018	(Level 3)	(Level 3)	in Net income (a)	(b)
Bonds

Other	$4,974	$287	$–	$78	$(26)
Preferred stock	7,390	–	–	–	(1,856)
Common stock	70,335	–	34	(27)	(1,173)
Separate account assets	67	–	–	1	(1)
Total	$82,766	$287	$34	$52	$(3,056)

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2018
Bonds
Other	$–	$–	$–	$455	$4,858
Preferred stock	1,888	–	588	–	6,834
Common stock	–	28	2,200	–	66,929
Separate account assets	–	–	–	11	56
Total	$1,888	$28	$2,788	$466	$78,677

(a)Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b)Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2019 the Company has 1 property that is held for sale. This property is carried at fair value less cost to sell, which amounts to $745.

The Company also had three properties that were held for sale as of December 31, 2018. The carrying amount for each of these properties was less than their fair value and, therefore, they are not measured at fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

30

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

5.Investments Bonds and Stocks

The carrying amounts and estimated fair values of investments in bonds and stocks are as follows:

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value
December 31, 2019
Unaffiliated bonds:
United States Government and agencies	$1,601,214	$247,311	$357	$1,848,168
State, municipal and other government	699,845	36,231	8,841	727,235
Hybrid securities	139,964	18,294	2,490	155,768
Industrial and miscellaneous	13,440,685	1,677,600	43,652	15,074,633
Mortgage and other asset-backed securities	1,996,257	199,752	5,936	2,190,073
Total unaffiliated bonds	17,877,965	2,179,188	61,276	19,995,877
Unaffiliated preferred stocks	4,955	66	660	4,361
	$17,882,920	$2,179,254	$61,936	$20,000,238

		Gross	Gross
		Unrealized	Unrealized	Estimated Fair
	Cost	Gains	Losses	Value
Unaffiliated common stocks	58,999	111	53	59,057

		Gross	Gross
	Book Adjusted	Unrealized	Unrealized	Estimated Fair
	Carrying Value	Gains	Losses	Value
December 31, 2018
Unaffiliated bonds:
United States Government and agencies	$1,645,120	$69,542	$33,955	$1,680,707
State, municipal and other government	416,752	12,733	13,939	415,546
Hybrid securities	145,271	9,152	7,013	147,410
Industrial and miscellaneous	12,911,155	528,970	550,783	12,889,342
Mortgage and other asset-backed securities	1,696,452	134,037	20,457	1,810,032
Total unaffiliated bonds	16,814,750	754,434	626,147	16,943,037
Unaffiliated preferred stocks	9,958	56	800	9,214
	$16,824,708	$754,490	$626,947	$16,952,251

		Gross	Gross
		Unrealized	Unrealized	Estimated Fair
	Cost	Gains	Losses	Value
Unaffiliated common stocks	67,017	67	21	67,063

31

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2019
December 31:	Carrying Value	Fair Value
Due in one year or less	$330,436	$332,890
Due after one year through five years	2,673,811	2,820,295
Due after five years through ten years	3,000,633	3,362,510
Due after ten years	9,876,828	11,290,108
	15,881,708	17,805,803
Mortgage and other asset-backed securities	1,996,257	2,190,074
Total	$17,877,965	$19,995,877

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2019 and 2018 is as follows:

		2019
	Equal to or Greater than 12
	Months		Less than 12 Months
		Gross		Gross
	Estimated Fair	Unrealized	Estimated	Unrealized
	Value	Losses	Fair Value	Losses
United States Government and agencies	$–	$–	$11,224	$357
State, municipal and other government	17,582	2,010	232,694	6,831
Hybrid securities	26,780	2,475	3,302	15
Industrial and miscellaneous	262,510	29,928	387,345	13,724
Mortgage and other asset-backed securities	60,442	2,868	369,603	3,067
Total bonds	367,314	37,281	1,004,168	23,994
Preferred stocks-unaffiliated	1,340	660	-	-
Common stocks-unaffiliated	-	-	609	53
Total	$368,654	$37,941	$1,004,777	$24,047

32

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

		2018
	Equal to or Greater than 12
	Months		Less than 12 Months
		Gross		Gross
	Estimated Fair	Unrealized	Estimated	Unrealized
	Value	Losses	Fair Value	Losses
United States Government and agencies	$63,881	$4,817	$707,210	$29,138
State, municipal and other government	33,780	2,461	158,447	11,478
Hybrid securities	12,595	1,893	44,591	5,120
Industrial and miscellaneous	1,180,161	67,218	6,509,117	483,565
Mortgage and other asset-backed securities	213,966	10,505	418,923	9,952
Total bonds	1,504,383	86,894	7,838,288	539,253
Preferred stocks-unaffiliated	1,200	800	-	-
Common stocks-unaffiliated	-	-	165	21
Total	$1,505,583	$87,694	$7,838,453	$539,274

During 2019, 2018, and 2017, respectively, there were $2,799, $99,187 and $0 of loan-backed and structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company's cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security's effective yield, in 2019, 2018 and 2017 the Company recognized OTTI of $503, $6,003, and $2,512, respectively.

The following loan-backed and structured securities were held at December 31, 2019, for which an OTTI was recognized during the current reporting period:

						Date of
	Amortized					Financial
	Cost Before	Present Value		Amortized	Fair Value	Statement
	Current	of Projected	Recognized	Cost After	at Time of	Where
CUSIP	Period OTTI	Cash Flows	OTTI	OTTI	OTTI	Reported
87266TAJ1	$170	$163	$7	$163	$114	03/31/2019
79548KXQ6	189	173	16	173	154	03/31/2019
14984WAA8	2,799	2,591	208	2,591	2,591	6/30/2019
87266TAJ1	154	127	27	127	102	6/30/2019
79548KXQ6	159	79	80	80	142	6/30/2019
36828QQK5	277	249	28	249	195	9/30/2019
026935AC0	2,080	2,066	14	2,066	1,968	12/31/2019
36828QQK5	249	126	123	126	195	12/31/2019
			$503

33

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2019 and 2018 is as follows:

2019	2018
Losses Less
Losses 12	Than 12
Months or More	Months
Losses Less
Losses 12	Than 12
Months or More	Months
Year ended December 31:
The aggregate amount of unrealized losses	$2,868	$3,417	$10,505	$17,168
The aggregate related fair value of securities with
unrealized losses	60,442	372,394	213,966	465,773

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 104 and 374 securities with a carrying amount of $406,595 and $1,593,276 and an unrealized loss of $37,941 and $87,694. Of this portfolio, 66.8% and 88.0% were investment grade with associated unrealized losses of $10,107 and $62,824, respectively.

At December 31, 2019 and 2018, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 214 and 1209 securities with a carrying amount of $1,028,162 and $8,377,542 and an unrealized loss of $23,994 and $539,253. Of this portfolio, 95.6% and 92.8% were investment grade with associated unrealized losses of $21,691 and $476,336, respectively.

At December 31, 2019 and 2018, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2019 and 2018, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 5 and 6 securities with a cost of $661 and $186 and an unrealized loss of $53 and $21.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of	Book / Adjusted
	5GI Securities	Carrying Value	Fair Value
December 31, 2019
Bond, amortized cost	3	$5,561	$5,401
Loan-backed and structured securities, amortized cost	1	3,138	3,138
Preferred stock, amortized cost	1	2,272	2,272
Total	5	$10,971	$10,811
December 31, 2018
Bond, amortized cost	3	$6,034	$6,010
Preferred stock, amortized cost	1	6,835	6,834
Total	4	$12,869	$12,844

34

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

During 2019 and 2018, the Company sold, redeemed or otherwise disposed of 75 and 57 securities as a result of a callable feature which generated investment income of $5,927 and $16,484, as a result of prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2019	2018	2017
Proceeds	$2,953,444	$3,505,561	$5,152,507

Gross realized gains	$24,798	$23,436	$574,671
Gross realized losses	(18,768)	(168,483)	(12,699)
Net realized capital gains (losses)	$6,030	$(145,047)	$561,972

The Company had gross realized losses which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks for the years ended December 31, 2019, 2018 and 2017 of $8,476, $25,453 and $2,992, respectively.

At December 31, 2019, and 2018, the Company had no investments in restructured securities.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019	Farm	Commercial	Total

AAA - AA	$–	$1,372,173	$1,372,173
A	9,890	1,254,899	1,264,789
BBB	–	98,796	98,796
	$9,890	$2,725,868	$2,735,758
December 31, 2018
	Farm	Commercial	Total
AAA - AA	$–	$1,048,151	$1,048,151
A	10,000	1,304,089	1,314,089
BBB	–	72,347	72,347
	$10,000	$2,424,587	$2,434,587

The above tables exclude residential mortgage loans

35

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company's mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2019, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 70%. During 2018, the Company issued mortgage loans with a maximum interest rate of 5.23% and a minimum interest rate of 3.78% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 74%.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2019 and 2018.

			Residential	Commercial
		Farm	All Other	All Other	Total
December 31, 2019
Recorded Investment (All)
(a)	Current	$9,890	$303	$2,700,403	$2,710,596
(b)	30-59 Days Past Due	–	886	–	886
(c)	60-89 Days Past Due	–	131	–	131
(d)	90-179 Days Past Due	–	25	3,500	3,525
(e)	180+ Days Past Due	–	6	21,965	21,971
Accruing interest 90-179
days past due
(a)	Recorded investment	–	25	–	25
(b) Interest accrued		–	–	–	–
Participant or Co-lender in
Mortgage Loan Agreement
(a)	Recorded Investment	$9,890	$–	$1,046,933	$1,056,823

36

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

			Residential	Commercial
		Farm	All Other	All Other	Total
December 31, 2018
Recorded Investment (All)
(a)	Current	$10,000	$431	$2,399,122	$2,409,553
(b)	30-59 Days Past Due	–	1,045	–	1,045
(c)	60-89 Days Past Due	–	40	25,465	25,505
(d)	90-179 Days Past Due	–	93	–	93
(e)	180+ Days Past Due	–	7	–	7
Accruing interest 90-179
days past due
(a)	Recorded investment	–	93	–	93
(b) Interest accrued		–	–	–	–
Participant or Co-lender in
Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$832,611	$842,611

At December 31, 2019 and 2018, there were no recorded investments in impaired loans with a related allowance for credit losses. The Company held no allowances for credit losses on mortgage loans at December 31, 2019 or December 31, 2018. There was no average recorded investment in impaired loans during 2019 or 2018. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2019 and 2018, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

As of December 31, 2019 and 2018, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis. The Company recognized no interest income on impaired loans for the years ended December 31, 2019, 2018 and 2017, respectively. The Company recognized no interest income on a cash basis for the years ended December 31, 2019, 2018 and 2017, respectively.

At December 31, 2019 and 2018, the Company held a mortgage loan loss reserve in the AVR of $36,207 and $25,537, respectively.

37

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company's mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property Type Distribution
	December 31				December 31
	2019	2018		2019	2018
South Atlantic	27%	28%	Apartment	53%	55%
Pacific	25	22	Retail	14	14
Middle Atlantic	10	10	Industrial	14	12
E. North Central	8	9	Office	11	9
Mountain	8	9	Other	6	7
W. South Central	8	8	Medical	2	2
W. North Central	7	7	Agricultural	–	1
E. South Central	4	4
New England	3	3

At December 31, 2019, 2018 and 2017, the Company held mortgage loans with a total net admitted asset value of $208, $239, and $268, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2019, 2018 and 2017 related to such restructurings. There were no unfunded commitments to existing borrowers whose debt had been restructured at December 31, 2019, 2018 and 2017.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

The carrying value of the Company's real estate assets at December 31, 2019 and 2018 was as follows:

	2019	2018
Investment properties	$186,894	$187,420
Properties held for sale	745	30,226
	$187,639	$217,646

As of December 31, 2019, there was one property classified as held-for-sale. As of December 31, 2018, there were three properties held-for-sale. The Company is working with an external commercial real estate advisor firm to actively market the property and negotiate with potential buyers. During 2019, the Company disposed of three properties throughout 2019, resulting in a net realized gains of $24,201. During 2018, one property classified as held-for-sale was disposed of resulting in a net realized loss of $8.

The Company disposed of one other property throughout 2019, resulting in a net realized loss of $57.

The Company does not engage in retail land sales operations.

38

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company does not hold any real estate investments with participating mortgage loans.

Accumulated depreciation on real estate at December 31, 2019 and 2018, was $58,540 and $63,664, respectively.

There were no impairment losses taken on real estate in 2019 and 2018. Impairment losses of $696 were taken on real estate in 2017 to write the book value down to the current fair value, and were reflected as net realized losses in the statements of operations.

Reverse Mortgages

The company has reverse mortgages, which are reported as Other Invested Assets on the balance sheet. The carrying amount of the investment in reverse mortgages of $6,920 and $11,118 at December 31, 2019 and 2018, respectively, is net of the reserve of $2,891 and $4,197, respectively. Interest income of $523 and $814 was recognized for the years ended December 31, 2019 and 2018 respectively. The Company's commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

During 2019 and 2018, respectively, reverse mortgages of $1,584 and $0 were foreclosed or acquired by deed and transferred to real estate.

Other Invested Assets

During 2019, 2018 and 2017, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships or limited liability companies.

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $88,481, which resulted in a realized gain of $43,498.

Tax Credits

For the year ending December 31, 2019, the Company had ownership interests in twenty-nine LIHTC properties with a carrying value of . The remaining years of unexpired tax credits ranged from one to twelve and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $66,571. Tax credits recognized in 2019 were $12,733, and other tax benefits recognized in 2019 were $1,546. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

For the year ending December 31, 2018, the Company had ownership interests in twenty-seven LIHTC properties with a carrying value of $35,907. The remaining years of unexpired tax credits ranged from two to twelve and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments

39

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

expected to be paid during the years 2019 to 2029 is $77,186. Tax credits recognized in 2018 were $7,866, and other tax benefits recognized in 2018 were $2,964. There were no impairment losses, write- downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2019 and 2018:

		December 31, 2019
Description of State Transferable and Non-
transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$568	$1,478
Economic Redevelopment and Growth Tax Credits	NJ	–	18,700
Total		$568	$20,178

		December 31, 2018
Description of State Transferable and Non-
transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,268	$2,178
Economic Redevelopment and Growth Tax Credits	NJ	–	18,700
Total		$1,268	$20,878

*The unused amount reflects credits that the Company deems will be realizable in the period 2019-2029.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits as of December 31, 2019, 2018 and 2017.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2019 and 2018, was as follows:

	2019	2018
Fair value - positive	$218,361	$168,821
Fair value - negative	(117,169)	(94,091)

40

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

For the years ended December 31, 2019, 2018 and 2017, the Company has recorded ($7,547), $2,406 and ($3,602), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2019, 2018, or 2017 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 13 years for forecasted hedge transactions. For the years ended December 31, 2019, 2018 and 2017 none of the Company's cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2019 and 2018, the Company has accumulated deferred gains in the amount of $1,186 and $1,186, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on futures asset purchases expected to transpire throughout 2026.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
Options:
Calls	$–	$–	$67
Caps	–	–	(45,848)
Puts	–	–	–
Total options	$–	$–	$(45,781)
Swaps:
Interest rate	$293	$(1,105)	$102,724
Credit	(279)	(2,444)	–
Total return	(9,112)	(4,853)	(26,122)
Total swaps	$(9,098)	$(8,402)	$76,602
Futures - net positions	216,114	(81,504)	167,302
Lehman settlements	14	55	122
Total realized gains (losses)	$207,030	$(89,851)	$198,245

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

Asset(1)

2019 2018

Liability(1)

2019 2018

Derivative component of RSATs
Credit default swaps	$ 18,303	$ 16,608	$ (2,535)	$(1,212)
Interest rate swaps	–	–	–	751

(1)Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

41

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019 and 2018:

	Asset(1)		Liability(1)
	2019	2018	2019	2018
Derivative component of RSATs
Credit default swaps	$19,459	$13,304	$(2,855)	$(1,148)
Interest rate swaps	–	–	–	–
Total	$19,459	$13,304	$(2,855)	$(1,148)

(1)Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2019, 2018, and 2017:

	2019	2018	2017
Derivative component of RSATs
Credit default swaps	$(279)	$(2,444)	$–
Interest rate swaps	–	(616)	–
Total	$(279)	$(3,060)	$–

As stated in Note 2, the Company replicates investment grade corporate bonds or sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

42

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2019 and 2018:

Rating Agency Designation of Referenced Credit Obligations (1)

AAA/AA/A

Single name credit default swaps (3) Credit default swaps referencing indices

Subtotal

BBB

		2019
	Estimated	Maximum Amount	Weighted
	Fair Value	of Future
	of Credit	Payments under	Average
NAIC	Default	Credit Default	Years to
Designation	Swaps	Swaps	Maturity (2)
1
	$3,915	$273,200	1.7
	7	10,000	41.7
			3.1
	3,922	283,200
2
Single name credit default swaps (3)		9,747	560,760	2.0
Credit default swaps referencing indices		5,721	315,700	2.6
Subtotal		15,468	876,460	2.2
BB	3
Single name credit default swaps (3)		2,924	28,350	2.3
Credit default swaps referencing indices		-	-	-
Subtotal		2,924	28,350	2.3
Total		$22,314	$1,188,010	2.4

(1)The rating agency designations are based on availability and the blending of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)Includes corporate, foreign government and state entities.

43

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

			2018
		Estimated	Maximum Amount	Weighted
		Fair Value	of Future
		of Credit	Payments under	Average
Rating Agency Designation of	NAIC	Default	Credit Default	Years to
Referenced Credit Obligations (1)	Designation	Swaps	Swaps	Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$3,556	$259,450	2.6
Credit default swaps referencing indices		-	-	-
Subtotal		3,556	259,450	2.6
BBB	2
Single name credit default swaps (3)		5,635	590,510	3.0
Credit default swaps referencing indices		2,588	291,500	3.4
Subtotal		8,223	882,010	3.1
BB	3
Single name credit default swaps (3)		2,674	28,350	3.3
Credit default swaps referencing indices		-	-	-
Subtotal		2,674	28,350	3.3
Total		$14,453	$1,169,810	3.0

(1)The rating agency designations are based on availability and the blending of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)Includes corporate, foreign government and state entities.

44

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019 and 2018, the Company's outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2019	2018	2019	2018
Derivative assets:
Credit default swaps	$900,200	$886,000	$19,459	$13,304
Currency swaps	51,684	73,235	13,458	14,877
Equity futures	5	2	1,948	2,282
Equity swaps	–	61,739	–	4,589
Interest rate futures	–	–	7	213
Interest rate swaps	365,450	247,450	11,171	9,174
Derivative liabilities:
Credit default swaps	287,810	283,810	(2,855)	(1,148)
Currency swaps	257,493	180,599	17,050	15,155
Equity futures	12	3	1,349	127
Equity swaps	78,802	100	4,361	208
Interest rate futures	1	–	544	39
Interest rate swaps	2,131,433	2,579,033	(75,597)	(44,671)

*Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2019 and 2018, respectively:

		Gross Restricted (Admitted & Nonadmitted)
			2019
		G/A Supporting
		Separate	Total S/A	S/A Assets
	Total General	Account (S/A)	Restricted	Supporting G/A
Restricted Asset Category	Account (G/A)	Activity	Assets	Activity	Total
Collateral held under security lending
agreements	$757,186	$-	$-	$-	$757,186
Subject to dollar repurchase agreements	254,966	–	–	–	254,966
FHLB capital stock	57,000	–	–	–	57,000
On deposit with states	4,180	–	–	–	4,180
Pledged as collateral to FHLB (including
assets backing funding agreements)	1,829,750	–	–	–	1,829,750
Pledged as collateral not captured in other
categories	249,326	–	–	–	249,326
Other restricted assets	182,479	–	–	–	182,479
Total Restricted Assets	$3,334,887	$–	$–	$–	$3,334,887

45

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
					Gross (Admitted	Admitted
					& Nonadmitted)	Restricted to
	Total From		Total	Total Admitted	Restricted	Total
	Prior Year	Increase/	Nonadmitted	Restricted	to Total	Admitted
Restricted Asset Category	(2018)	(Decrease)	Restricted	(5 minus 8)	Assets	Assets
Collateral held under security lending
agreements	$574,886	$182,300	$-	$757,186	1.43%	1.44%
Subject to dollar repurchase agreements	109,657	145,309	–	254,966	0.48%	0.49%
FHLB capital stock	66,800	(9,800)	–	57,000	0.11%	0.11%
On deposit with states	4,730	(550)	–	4,180	0.01%	0.01%
Pledged as collateral to FHLB (including
assets backing funding agreements)	2,086,543	(256,793)	–	1,829,750	3.46%	3.48%
Pledged as collateral not captured in other
categories	266,068	(16,742)	–	249,326	0.47%	0.47%
Other restricted assets	195,728	(13,249)	–	182,479	0.34%	0.35%
Total Restricted Assets	$3,304,412	$30,475	$–	$3,334,887	6.30%	6.35%

The following tables show the pledged or restricted assets in other categories as of December 31, 2019 and 2018, respectively:

		Gross (Admitted & Nonadmitted) Restricted
			2019
			Total Separate
			Account (S/A)	S/A Assets
	Total General	G/A Supporting	Restricted	Supporting
Description of Assets	Account (G/A)	S/A Activity	Assets	G/A Activity	Total

Derivatives	$249,326	$–	$–	$–	$249,326
Total	$249,326	$–	$–	$–	$249,326

	Gross (Admitted &
	Nonadmitted) Restricted			Percentage
				Gross
				(Admitted &	Admitted
	Total From		Total Current	Nonadmitted)	Restricted to
	Prior Year	Increase/	Year Admitted	Restricted to	Total Admitted
Description of Assets	(2018)	(Decrease)	Restricted	Total Assets	Assets
Derivatives	$266,068	$(16,742)	$249,326	0.47%	0.47%
Total	$266,068	$(16,742)	$249,326	0.47%	0.47%

46

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table shows the collateral received and reflected as assets within the financial statements as of December 31, 2019 and 2018.

2019

			% of CV to
			Total Assets	% of CV to
			(Admitted and	Total Admitted
Collateral Assets	Carrying Value	Fair Value	Nonadmitted)	Assets
Cash	$456,116	$456,116	1.72%	1.75%
Securities lending collateral assets	757,186	757,186	2.86	2.91
Other	997	997	–	–
Total collateral assets	$1,214,299	$1,214,299	4.58%	4.66%

		% of Liability to
	Amount	Total Liabilities
Recognized obligation to return
collateral asset	$1,214,975	5.13%
		2018
			% of CV to
			Total Assets	% of CV to
			(Admitted and	Total Admitted
Collateral Assets	Carrying Value	Fair Value	Nonadmitted)	Assets
Cash	$229,777	$229,777	0.93%	0.94%
Securities lending collateral assets	575,155	575,155	2.32	2.36
Other	1,000	1,000	–	–
Total collateral assets	$805,932	$805,932	3.25%	3.30%

		% of Liability to
	Amount	Total Liabilities
Recognized obligation to return
collateral asset	$806,292	3.60%

47

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2019	2018	2017
Income:
Bonds	$780,857	$763,422	$579,022
Preferred stocks	1,617	1,441	1,364
Common stocks	91,649	63,241	102,361
Mortgage loans on real estate	119,009	104,675	72,505
Real estate	33,040	35,371	35,366
Policy loans	49,354	49,379	49,680
Cash, cash equivalents and short-term investments	20,104	13,218	10,218
Derivatives	25,690	26,047	23,631
Other invested assets	14,736	11,521	33,533
Gross investment income	1,136,056	1,068,315	907,680
Less: investment expenses	110,855	97,376	81,193
Net investment income before amortization of IMR	$1,025,201	$970,939	$826,487
Amortization of IMR	69,658	79,469	53,005
Net investment income, including IMR	$1,094,859	$1,050,408	$879,492

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2019	2018	2017
Bonds	$(5,516)	$(170,936)	$559,366
Preferred stocks	78	–	–
Common stocks	(590)	1,051	39,352
Mortgage loans on real estate	(582)	(1,394)	10,955
Real estate	24,177	(8)	(663)
Cash, cash equivalents and short-term investments	45	(17)	19
Derivatives	207,015	(89,906)	198,123
Other invested assets	12,226	23,531	67,295
Change in realized capital gains (losses), before taxes	236,853	(237,679)	874,447
Federal income tax effect	(8,597)	47,135	(94,516)
Transfer from (to) interest maintenance reserve	874	118,706	(368,479)
Net realized capital gains (losses) on investments	$229,130	$(71,838)	$411,452

48

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2019	2018	2017

Bonds	$25,237	$8,468	$32,575
Preferred stocks	(6,052)	(1,856)	(1,182)
Common stocks	12	(1,197)	(37,604)
Affiliated entities	19,774	29,355	10,774
Cash equivalents and short-term investments	(13)	29	35
Derivatives	(25,855)	(4,952)	36,372
Other invested assets	48,659	10,159	(49,430)
Change in unrealized capital gains (losses), before taxes
	61,762	40,006	(8,460)
Taxes on unrealized capital gains (losses)	(10,064)	(3,048)	(13,166)
Change in unrealized capital gains (losses), net of tax	$51,698	$36,958	$(21,626)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31,

2019 and 2018 were as follows:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$8,311	$1,553	$9,413	$1,652
Ordinary renewal business	143,173	113,543	149,737	117,652
Group life direct business	5,805	4,051	6,768	4,753
Credit direct business	22	22	86	86
	$157,311	$119,169	$166,004	$124,143

49

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

7.Policy and Contract Attributes Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2019 and 2018 were as follows:

	Year Ended December 31
	2019	2018

Life insurance reserves	$10,444,776	$9,567,419
Annuity reserves and supplementary contracts with life
contingencies	1,383,733	1,466,569
Accident and health reserves (including long term care)	6,066,092	5,931,736
Total policy reserves	$17,894,601	16,965,724
Deposit-type contracts	356,309	584,693
Policy claims	463,716	434,245
Total policy reserves, deposit-type contracts and claim liabilities
	$18,714,626	$17,984,662

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner's Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner's Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioner's Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner's Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner's Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

At December 31, 2019 and 2018, the Company had insurance in force aggregating $3,797,278 and $4,392,920 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $44,585 and $49,923 to cover these deficiencies at December 31, 2019 and 2018, respectively.

50

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2019 and 2018.

For the years ended December 31, 2019, 2018 and 2017, premiums for participating life insurance policies were $920, $963 and $1,003, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,030, $1,025 and $1,081 to policyholders during 2019, 2018 and 2017, respectively, and did not allocate any additional income to such policyholders.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner's Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner's Annuity Reserve Valuation Method.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, guaranteed minimum death benefits, guaranteed minimum withdrawal benefits, guaranteed minimum income benefits, and variable payout annuity with guaranteed floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

Both the stochastic reserves and the standard projection are determined as the CTE70 of the scenario reserves. To determine the CTE70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries. The stochastic reserves use and prudent estimate assumptions based on company experience, while the standard

51

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2019 and 2018, the Company had no premium deficiency reserve related to accident and health policies.

The Company's primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

52

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning of	Claims	Claims	Liability End
	Year	Incurred	Paid	of Year
Year ended December 31, 2019

2019	$-	$864,693	$266,218	$598,474
2018 and prior	1,860,793	(18,289)	558,704	1,283,801

	1,860,793	$846,404	$824,922	1,882,276
Active life reserve	$4,390,665			$4,512,675

Total accident and health
reserves	$6,251,458			$6,394,951

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning of	Claims	Claims	Liability End
	Year	Incurred	Paid	of Year
Year ended December 31, 2018

2018	$-	$954,895	$294,034	$660,861
2017 and prior	1,751,452	(12,178)	539,342	1,199,932
	1,751,452	$942,717	$833,376	1,860,793
Active life reserve	$4,238,123			$4,390,665

Total accident and health

reserves	$5,989,575			$6,251,458

The Company's unpaid claims reserve was increased (decreased) by $(18,289) and $(12,178) for the years ended December 31, 2019 and 2018, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2019 and 2018 resulted primarily from variances in the estimated frequency of claims and claim severity.

53

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability			Liability
	Beginning of			End of
	Year	Incurred	Paid	Year
Year ended December 31, 2019

2019	$–	$15,113	$1,428	$13,685
2018 and prior	46,226	(14,407)	2,464	29,355
	$46,226	$706	$3,892	$43,040
Year ended December 31, 2018

2018	$–	$19,236	$2,819	$16,417
2017 and prior	43,512	(11,813)	1,890	29,809
	$43,512	$7,423	$4,709	$46,226

The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2019 or 2018.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Included in the liability for deposit-type contracts at December 31, 2019 and 2018 are approximately $11,288 and $11,543, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

54

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

			December 31
			2019
		Separate	Separate
	General	Account with	Account Non-
Individual Annuities:	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
with adjustment:
With fair value adjustment	$7,602	$6,629	$–	$14,230	0%
At book value less surrender charge
of 5% or more	2,535	–	–	2,535	0
At fair value	85	–	20,282,900	20,282,984	93
Total with adjustment or at fair value	10,221	6,629	20,282,900	20,299,749	93
At book value without adjustment
(minimal or no charge or adjustment)	963,508	–	–	963,508	4
Not subject to discretionary withdrawal
provision	321,922	–	134,490	456,411	2
Total individual annuity reserves	1,295,651	6,629	20,417,389	21,719,669	100%
Less reinsurance ceded	210,156	–	–	210,156

Net individual annuity reserves	$1,085,496	$6,629	$20,417,389	$21,509,514

			December 31
			2019
		Separate	Separate
	General	Account with	Account Non-
Group Annuities	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
with adjustment:
With fair value adjustment	$711	$8,844	$–	$9,555	0%
At fair value	–	–	2,142,869	2,142,869	86
Total with adjustment or at fair value	711	8,844	2,142,869	2,152,424	86
At book value without adjustment
(minimal or no charge or adjustment)	318,578	–	–	318,578	13
Not subject to discretionary withdrawal
provision	29,631	–	–	29,631	1
Total group annuity reserves	348,920	8,844	2,142,869	2,500,633	100%
Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$348,920	$8,844	$2,142,869	$2,500,633

55

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Deposit-type contracts (no life contingencies):

Not subject to discretionary withdrawal provision

Total deposit-type contracts

Less reinsurance ceded

Net deposit- type contracts

December 31

2019

	Separate	Separate
General	Account with	Account Non-
Account	Guarantees	Guaranteed	Total	Percent
$320,770	$–	$2,417	$323,187	100%
320,770	–	2,417	323,187	100%
15,143	–	–	15,143

$305,627	$–	$2,417	$308,044

Reconcililation to the Annual Statement:

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities section, total (net)

Exhibit 5, Supp contracts with life contingencies section, total (net) Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance

Subtotal

Separate Accounts Annual Statement:

Exhibit 3, Annuities section, total

Exhibit 3, Supp contracts with life contingencies section, total Other contract deposit funds

Subtotal

Combined total

Amount

$ 1,145,835

237,898

356,309

1,740,042

22,441,205

134,526

2,417

22,578,149

$ 24,318,191

December 31

2018

		Separate
	General	Account with	Separate Account
Individal Annuities:	Account	Guarantees	Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
with adjustment:
With fair value adjustment	$7,885	$6,677	$–	$14,562	0%
At book value less surrender charge
of 5% or more	3,458	–	–	3,458	0
At fair value	3,038	–	17,464,766	17,467,804	92
Total with adjustment or at fair value	14,380	6,677	17,464,766	17,485,824	92
At book value without adjustment
(minimal or no charge or adjustment)	1,011,556	–	–	1,011,556	5
Not subject to discretionary withdrawal
provision	405,171	–	103,186	508,357	3
Total individual annuity reserves	1,431,107	6,677	17,567,953	19,005,737	100%
Less reinsurance ceded	287,593	–	–	287,593

Net individual annuities reserves	$1,143,514	$6,677	$17,567,953	$18,718,144

56

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

			December 31
			2018
		Separate
	General	Account with	Separate Account
Group Annuities:	Account	Guarantees	Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
with adjustment:
With fair value adjustment	$648	$9,780	$–	$10,427	0%
At fair value	–	–	2,437,946	2,437,946	86
Total with adjustment or at fair value	648	9,780	2,437,946	2,448,373	87
At book value without adjustment
(minimal or no charge or adjustment)	343,252	–	–	343,252	12
Not subject to discretionary withdrawal
provision	30,091	–	–	30,091	1
Total group annuities reserves	373,991	9,780	2,437,946	2,821,716	100%
Less reinsurance ceded	–	–	–	–

Net group annuities reserves	$373,991	$9,780	$2,437,946	$2,821,716

			December 31
			2018
		Separate
Deposit-type contracts (no life	General	Account with	Separate Account
contingencies):	Account	Guarantees	Non-Guaranteed	Total	Percent
provision	$549,673	$–	$1,693	$551,366	100%
Total deposit-type contracts	549,673	–	1,693	551,366	100%
Less reinsurance ceded	15,916	–	–	15,916

Net deposit-type contracts	$533,756	$–	$1,693	$535,450

Reconcililation to the Annual Statement:

Life & Accident & Health Annual Statement:

Exhibit 5, Annuities section, total (net)

Exhibit 5, Supp contracts with life contingencies section, total (net) Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance

Subtotal

Separate Accounts Annual Statement:

Exhibit 3, Annuities section, total

Exhibit 3, Supp contracts with life contingencies section, total Other contract deposit funds

Subtotal

Combined total

Amount

           $ 1,252,507 214,062

584,693

2,051,261

19,919,133

103,223

1,693

20,024,049

          $ 22,075,310

57

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Amount of reserves on life products, by withdrawal characteristics, is summarized as follow:

			December 31
				2019
					Separate Account - Guaranteed and
		General Account			Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term policies with cash value	$46,855	$49,165	$82,395	$–	$–	$–
Universal life	1,465,607	1,286,331	1,547,962	–	–	–
Universal life with secondary guarantees	2,375	2,338	2,391	–	–	–
Indexed universal life with secondary	3,825,616	2,436,729	3,500,501	–	–	–
guarantees
Other permanent cash value life	3,299,189	3,513,583	5,450,095	–	–	–
Insurance
Variable universal life	604,929	592,688	635,586	3,909,192	3,878,306	3,884,304
Not subject to discretionary withdrawal
or no cash values
Term policies without cash value	–	–	498,864	–	–	–
Accidental death benefits	–	–	15,453	–	–	–
Disability- active lives	–	–	35,660	–	–	–
Disability- disabled lives	–	–	116,543	–	–	–
Miscellaneous reserves	–	–	360,709	–	–	–
Total (gross)	9,244,572	7,880,834	12,246,159	3,909,192	3,878,306	3,884,304
Reinsurance ceded	179	179	1,801,384	–	–	–
Total (net)	$9,244,394	$7,880,656	$10,444,776	$3,909,192	$3,878,306	$3,884,304

Reconciliation to the Annual Statement:

Life & Accident & Health Annual Statement: Exhibit 5, Life insurance section, total (net)

Exhibit 5, Accidental death benefits section total (net) Exhibit 5, Disability - active lives section, total (net) Exhibit 5, Disability - disabled lives section, total (net) Exhibit 5, Miscellaneous reserves section, total (net)

Subtotal

Separate Accounts Annual Statement:

Exhibit 3, Life insurance section, total

Subtotal

Combined total

Amount

$ 9,935,044 15,453 32,467 115,629 346,182

10,444,776

3,884,304

3,884,304

     $ 14,329,079

58

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

			December 31
				2018
					Separate Account - Guaranteed and
		General Account			Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term policies with cash value	$43,796	$46,558	$81,109	$–	$–	$–
Universal life	1,225,940	1,112,843	1,614,862	–	–	–
Universal life with secondary guarantees	2,429	2,366	2,432	–	–	–
Indexed universal life with secondary	3,204,343	1,978,577	2,888,016	–	–	–
guarantees
Other permanent cash value life	3,914,841	4,136,607	5,386,907	–	–	–
Insurance
Variable universal life	596,517	576,230	631,725	3,244,160	3,208,949	3,208,268
Not subject to discretionary withdrawal
or no cash values
Term policies without cash value	–	–	503,026	–	–	–
Accidental death benefits	–	–	16,248	–	–	–
Disability- active lives	–	–	34,741	–	–	–
Disability- disabled lives	–	–	119,414	–	–	–
Miscellaneous reserves	–	–	117,498	–	–	–
Total (gross)	8,987,866	7,853,181	11,395,979	3,244,160	3,208,949	3,208,268
Reinsurance ceded	5,974	5,974	1,828,560	–	–	–
Total (net)	$8,981,892	$7,847,206	$9,567,419	$3,244,160	$3,208,949	$3,208,268

Reconciliation to the Annual Statement:

Life & Accident & Health Annual Statement: Exhibit 5, Life insurance section, total (net)

Exhibit 5, Accidental death benefits section total (net) Exhibit 5, Disability - active lives section, total (net) Exhibit 5, Disability - disabled lives section, total (net) Exhibit 5, Miscellaneous reserves section, total (net)

Subtotal

Separate Accounts Annual Statement: Exhibit 3, Life insurance section, total

Subtotal

Combined total

Amount

$ 9,299,306 16,248 31,530 118,484 101,851

9,567,419

–

3,208,268

3,208,268

    $ 12,775,687

Separate Accounts

Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account. The assets of these are carried at fair value. These variable annuities generally provide an additional minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company's Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds.

59

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2019, 2018 and 2017 is as follows:

Premiums, deposits and other considerations for the year ended December 31, 2019

Reserves for separate accounts as of December 31, 2019 with assets at:

Fair value

Total as of December 31, 2019

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:

With fair value adjustment At fair value

Subtotal

Not subject to discretionary withdrawal

Total separate account reserve liabilities at December 31, 2019

Nonindexed
Guarantee	Nonguaranteed
Less Than or	Separate
Equal to 4%	Accounts	Total

$47	$844,837	$844,884

$15,473	$26,446,979	$26,462,452
$15,473	$26,446,979	$26,462,452

$15,473	$–	$15,473
–	26,310,072	26,310,072
$15,473	$26,310,072	$26,325,545
–	136,907	136,907
$15,473	$26,446,979	$26,462,452

60

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts		Total
Premiums, deposits and other
considerations for the year
ended December 31, 2018	$166	$995,559		$995,725
Reserves for separate accounts
as of December 31, 2018 with
assets at:
Fair value	$16,457	$23,215,860	$	$ 23,232,317
Total as of December 31, 2018	$16,457	$23,215,860		$23,232,317
Reserves for separate accounts by
withdrawal characteristics as of
December 31, 2018:
With fair value adjustment	$16,457	$–		$16,457
At fair value	–	23,110,980		23,110,980
Subtotal	$16,457	$23,110,980		$23,127,437
Not subject to discretionary
withdrawal	–	104,880		104,880
Total separate account reserve
liabilities at December 31, 2018	$16,457	$23,215,860		$23,232,317

61

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Premiums, deposits and other considerations for the year ended December 31, 2017

Reserves for separate accounts as of December 31, 2017 with assets at:

Fair value

Total as of December 31, 2017

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:

With fair value adjustment

At fair value

Subtotal

Not subject to discretionary withdrawal

Total separate account reserve liabilities at December 31, 2017

Nonindexed
Guarantee	Nonguaranteed
Less Than or	Separate
Equal to 4%	Accounts	Total
$128	$1,005,564	$1,005,692

$17,955	$24,836,712	$24,854,667
$17,955	$24,836,712	$24,854,667

$17,955	$–	$17,955
–	24,725,399	24,725,399
$17,955	$24,725,399	$24,743,354
–	111,313	111,313
$17,955	$24,836,712	$24,854,667

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

	2019	2018	2017
Transfer as reported in the summary of
operations of the separate accounts
statement:
Transfers to separate accounts	$866,291	$1,010,534	$1,024,418
Transfers from separate accounts	(2,228,421)	(1,460,192)	(1,290,485)
Net transfers from separate accounts	(1,362,130)	(449,658)	(266,067)
Miscellaneous reconciling adjustments	101,052	117,578	104,721
Net transfers as reported in the summary
of operations of the life, accident and health
annual statement	$(1,261,078)	$(332,080)	$(161,346)

62

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The assets legally insulated from general account claims at December 31, 2019 and 2018 are attributed to the following products:

	2019	2018
Group annuities	$2,146,648	$2,446,903
Variable annuities	20,425,457	17,578,936
Variable universal life	3,909,194	3,244,160
Modified separate account	17,709	17,970
WRL asset accumulator	9,326	8,170
Total separate account assets	$26,508,334	$23,296,139

To compensate the general account for the risk taken, the separate account paid risk charges of $9,441, $11,344, $12,133, $11,993, and $12,368 to the general account in 2019, 2018, 2017, 2016 and 2015, respectively. During the years ended December 31, 2019, 2018, 2017, 2016 and 2015, the general account of the Company had paid $540, $480, $750, $15,371, and $43,256, respectively, toward separate account guarantees.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations earned reflect the following reinsurance amounts:

	Year Ended December 31
	2019	2018	2017
Direct premiums
	$3,348,455	$3,578,753	$3,656,349
Reinsurance assumed - non affiliates	54,209	68,724	76,854
Reinsurance assumed - affiliates	414,063	405,528	2,153,409
Reinsurance ceded - non affiliates	(103,725)	(75,864)	(3,181,521)
Reinsurance ceded - affiliates	(365,122)	(427,119)	(408,787)
Net premiums earned	$3,347,881	$3,550,022	$2,296,304

The Company received reinsurance recoveries in the amount of $587,197, $591,703 and $558,976 during 2019, 2018 and 2017, respectively. At December 31, 2019 and 2018, estimated amounts recoverable from

63

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

reinsurers that have been deducted from policy and contract claim reserves totaled $31,033 and $29,604. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2019 and 2018 of $4,161,453 and $4,320,660, respectively, of which $1,920,004 and $2,016,383 were ceded to affiliates.

During 2019, 2018 and 2017, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $279,776 ($181,854 after tax), $276,268 ($179,574 after tax) and $109,601 ($71,241 after tax), respectively, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2019, 2018 and 2017 were $1,235,644, $1,285,244 and $1,330,944 respectively.

Effective July 1, 2019, the Company recaptured indexed universal life and variable universal life insurance business from an affiliate, WFG Reinsurance Limited. The Company paid cash of $39,039, recaptured $1,725 in policyholder reserves, $488 in claim reserves and policy loans of $1,176. The transaction resulted in a pre-tax loss of $40,076 which was partially offset by a commission expense allowance of $6,472 as unamortized amounts previously deferred to unassigned surplus related to the original inforce reinsurance transactions were released.

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $248 of funds withheld liability, recaptured $335 of policyholder reserves and $68 of claim reserves. The transaction resulted in a pre-tax loss of $155 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $309 ($201 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, the Company recaptured insurance business from an affiliate, Harbor View Re Corp. The Company paid cash of $1,400, released a funds withheld liability of $9,750 and assumed $10,387 of policyholder reserves, $144 of claim reserves and net due premiums and commissions of $781. The transaction resulted in a pre-tax loss of $1,400 which has been included in the Statements of Operations.

Effective October 1, 2018, the Company recaptured group health insurance business from Transamerica Life Insurance Company (TLIC), an affiliate. The Company received cash of $33,799, recaptured $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax gain of $11,686 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $2,191 ($1,424 after-tax) with a corresponding charge to unassigned surplus.

Effective June 29th, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the "Final Net Settlement Statements and Other Matters" (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the

64

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

mutual concessions between the parties, Wilton Re paid the Company $19,084. In addition, the Company released a reinsurance receivable in the amount of $8,428 related to the initial proposed NSS used for closing. The net pretax impact to capital and surplus of these adjustments was $10,656.

Effective December 1, 2017, the Company entered into an agreement with TLIC to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to the Company. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The company received cash and invested assets with a market value of $6,487,360 along with policy reserves of $4,543,045 and claim reserves of $199,940 net of due an advance premium of $5,815 from TLIC (which the Company previously assumed on a modco basis). As a result of the transaction $1,144,148 of IMR were released from TLIC and transferred to the Company. The transaction results in a pre-tax gain of $606,041 ($393,926 net of tax) which has been reported in surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $3,063,865, which included a ceding commission of $135,819, and released policy and deposit-type reserves of $2,264,229 and policy loans of $7,545 related to the business. Modified coinsurance separate account reserves of $401,609 were retained by the company. As a part of the transaction, the company realized $568,029 in net gains on the assets that were transferred of which $363,243 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $429,415, resulting in a pretax loss of $172,980, which has been included in the Statements of Operations.

Effective January 1, 2017, the Company entered into a coinsurance retrocession agreement with TLIC Watertree Reinsurance, Inc. (TWRI), an affiliate, under which TWRI coinsures to the Company accelerated death benefits on a product ceded from Transamerica Life Insurance Company to TWRI.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe), an affiliate, was novated to Firebird Re Corp. (FReC), also an affiliate. Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the block of business. The modified coinsurance reinsurance reserves were converted to coinsurance reserves and a general account funds withheld was established. During 2017, the Company received invested assets in the amount of $22,479 from FReC as settlement of reinsurance receivables. FReC merged into TLIC, an affiliate, effective October 1, 2018, so the reinsurance agreement is now with TLIC. In 2018, all reinsurance between the Company and TLIC (FReC) was settled in cash.

65

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2019 and 2018 and the change from the prior year are comprised of the following components:

		December 31, 2019
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$708,175	$31,638	$739,813
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	708,175	31,638	739,813
Deferred Tax Assets Nonadmitted	334,893	–	334,893
Subtotal (Net Deferred Tax Assets)	373,282	31,638	404,920
Deferred Tax Liabilities	129,055	44,616	173,671
Net Admitted Deferred Tax Assets	$244,227	$(12,978)	$231,249

		December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$693,441	$51,157	$744,598
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	693,441	51,157	744,598
Deferred Tax Assets Nonadmitted	335,913	–	335,913
Subtotal (Net Deferred Tax Assets)	357,528	51,157	408,685
Deferred Tax Liabilities	123,272	46,464	169,736
Net Admitted Deferred Tax Assets	$234,256	$4,693	$238,949

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$14,734	$(19,519)	$(4,785)
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	14,734	(19,519)	(4,785)
Deferred Tax Assets Nonadmitted	(1,020)	–	(1,020)
Subtotal (Net Deferred Tax Assets)	15,754	(19,519)	(3,765)
Deferred Tax Liabilities	5,783	(1,848)	3,935
Net Admitted Deferred Tax Assets	$9,971	$(17,671)	$(7,700)

66

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2019	2018	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$364,402	$361,776	$2,626
Investments	74,613	68,973	5,640
Deferred acquisition costs	237,251	227,453	9,798
Policyholder dividends accrual	196	210	(14)
Fixed assets	1,590	420	1,170
Compensation and benefits accrual	383	358	25
Receivables - nonadmitted	19,999	23,535	(3,536)
Other (including items <5% of total
ordinary tax assets)	9,741	10,716	(975)
Subtotal	708,175	693,441	14,734
Nonadmitted	334,893	335,913	(1,020)
Admitted ordinary deferred tax assets	373,282	357,528	15,754
Capital:
Investments	31,638	51,157	(19,519)
Subtotal	31,638	51,157	(19,519)
Admitted capital deferred tax assets	31,638	51,157	(19,519)
Admitted deferred tax assets	$404,920	$408,685	$(3,765)

	Year Ended December 31
	2019	2018	Change
Deferred Tax Liabilities:
Ordinary
Investments	$72,740	$66,130	$6,610
Policyholder reserves	53,123	53,653	(530)
Other (including items <5% of total
ordinary tax liabilities)	3,191	3,489	(298)
Subtotal	129,054	123,272	5,782
Capital
Investments	44,617	46,464	(1,847)
Subtotal	44,617	46,464	(1,847)
Deferred tax liabilities	173,671	169,736	3,935
Net deferred tax assets/liabilities	$231,249	$238,949	$(7,700)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company's tax reserve deductible temporary difference decreased by ($400,000). This change results in an offsetting $400,000 deductible temporary

67

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

As discussed in Note 2, for the years ended December 31, 2019 and 2018 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2019
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years
	Recoverable Through Loss Carrybacks	$–	$11,238	$11,238
2(b)	Adjusted Gross Deferred Tax Assets Expected to
	be Realized (Excluding The Amount of Deferred
	Tax Assets From 2(a) above) After Application of
	the Threshold Limitation (the Lesser of 2(b)1 and
	2(b)2 below)	220,011	–	220,011

1.Adjusted Gross Deferred Tax Assets Expected to be Realized Following the

	Balance Sheet Date	220,011	–	220,011
	2. Adjusted Gross Deferred Tax Assets
	Allowed per Limitation Threshold	XXX	XXX	310,453
2(c) Adjusted Gross Deferred Tax Assets (Excluding
	The Amount Of Deferred Tax Assets From 2(a)
	and 2(b) above) Offset by Gross Deferred Tax
	Liabilities	153,271	20,400	173,671
2(d)	Deferred Tax Assets Admitted as the result of
	application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$373,282	$31,638	$404,920

			December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years
	Recoverable Through Loss Carrybacks	$–	$17,086	$17,086
2(b)	Adjusted Gross Deferred Tax Assets Expected to
	be Realized (Excluding The Amount of Deferred
	Tax Assets From 2(a) above) After Application of
	the Threshold Limitation (the Lesser of 2(b)1 and
	2(b)2 below)	221,863	–	221,863
	1. Adjusted Gross Deferred Tax Assets
	Expected to be Realized Following the
	Balance Sheet Date	221,863	–	221,863
	2. Adjusted Gross Deferred Tax Assets
	Allowed per Limitation Threshold	XXX	XXX	258,932
2(c)	Adjusted Gross Deferred Tax Assets (Excluding
	The Amount Of Deferred Tax Assets From 2(a)
	and 2(b) above) Offset by Gross Deferred Tax
	Liabilities	135,665	34,071	169,736
2(d)	Deferred Tax Assets Admitted as the result of
	application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$357,528	$51,157	$408,685

68

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

			Change
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years
	Recoverable Through Loss Carrybacks	$–	$(5,848)	$(5,848)
2(b)	Adjusted Gross Deferred Tax Assets Expected to
	be Realized (Excluding The Amount of Deferred
	Tax Assets From 2(a) above) After Application of
	the Threshold Limitation (the Lesser of 2(b)1 and
	2(b)2 below)	(1,852)	–	(1,852)
	1. Adjusted Gross Deferred Tax Assets
	Expected to be Realized Following the
	Balance Sheet Date	(1,852)	–	(1,852)
	2. Adjusted Gross Deferred Tax Assets
	Allowed per Limitation Threshold	XXX	XXX	51,521
2(c)	Adjusted Gross Deferred Tax Assets (Excluding
	The Amount Of Deferred Tax Assets From 2(a)
	and 2(b) above) Offset by Gross Deferred Tax
	Liabilities	17,606	(13,671)	3,935
2(d)	Deferred Tax Assets Admitted as the result of
	application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$15,754	$(19,519)	$(3,765)

		December 31
		2019	2018	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount		877%	758%	119%
Amount of Adjusted Capital and Surplus Used To

Determine Recovery Period and Threshold
Limitation in 2(b)2 Above		$2,069,687	$1,726,211	$343,476

69

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The impact of tax planning strategies at December 31, 2019 and 2018 was as follows:

		December 31, 2019
Ordinary		Capital
Percent		Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	0%	2%

		December 31, 2018
Ordinary		Capital
Percent		Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	30%	4%

The Company's tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2019	2018	Change
Current Income Tax
Federal	$39,259	$30,372	$8,887
Subtotal	39,259	30,372	8,887
Federal income tax on net capital gains	8,597	(47,135)	55,732
Federal and foreign income taxes incurred	$47,856	$(16,763)	$64,619

	Year Ended December 31
	2018	2017	Change
Current Income Tax
Federal	$30,372	$903,151	$(872,779)
Subtotal	30,372	903,151	(872,779)
Federal income tax on net capital gains	(47,135)	94,516	(141,651)
Federal and foreign income taxes incurred	$(16,763)	$997,667	$(1,014,430)

70

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2019	2018	2017
Current income taxes incurred	$47,856	$(16,763)	$997,667
Change in deferred income taxes	(10,084)	(7,833)	39,231
(without tax on unrealized gains and losses)
Total income tax reported	$37,772	$(24,596)	$1,036,898

Income before taxes	$619,186	$400,924	$1,058,153
	21.00%	21.00%	35.00%
Expected income tax expense (benefit) at
statutory rate	$130,029	$84,194	$370,354
Increase (decrease) in actual tax reported resulting from:
Pre-tax income of disregarded subsidiaries	$(2,007)	$(2,411)	$(1,074)
Dividends received deduction	(31,895)	(25,962)	(46,859)
Tax-exempt income	(861)	(1,102)	(1,663)
Nondeductible expenses	252	604	304
Pre-tax items reported net of tax	(52,817)	(54,399)	344,472
Tax credits	(13,951)	(9,199)	(6,892)
Prior period tax return adjustment	4,028	(21,398)	4,029
Change in tax rates	–	–	357,034
Change in uncertain tax positions	–	948	(3,844)
Deferred tax expense on other items in surplus	4,916	3,900	20,986
Other	78	229	51
Total income tax reported	$37,772	$(24,596)	$1,036,898

On December 22, 2017, the TCJA reduced the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $357,034, excluding $23,017 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company's determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

The Company's federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based

71

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2019.

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total
2019	$7,361
2018	$–
2017	$72,284

The total amount of the unrecognized tax benefits that, if recognized, would affect the effective income tax rate:

Unrecognized Tax
Benefits
Balance at January 1, 2018	$1,804
Tax positions taken during prior period	948
Balance at December 31, 2018	$2,752
Balance at December 31, 2019	$2,752

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheet as income taxes includes the following:

Balance at January 1, 2017 Interest expense (benefit) Penalties expense (benefit) Cash (paid) received Balance at December 31, 2017 Interest expense (benefit) Penalties expense (benefit) Cash (paid) received Balance at December 31, 2018 Interest expense (benefit) Penalties expense (benefit) Cash (paid) received Balance at December 31, 2019

Interest	Penalties	Total payable (receivable)
$236	$–	$236
(20)	–	(20)
–	–	–
–	–	–
$216	$–	$216
419	–	419
–	–	–
–	–	–
$635	$–	$635
264	–	264
–	–	–
–	–	–
$899	$–	$899

72

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2014 through 2018 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote. The Company has 10,000 shares of Class A and 10,000 shares of Class B common shares authorized at $750 per share par value of which, 9,819 of Class A and 3,697 of Class B were issued and outstanding at December 31, 2019 and 2018.

The Company has no preferred stock authorized.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company's statutory surplus as of the preceding December 31, or (b) the Company's statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2019, without the prior approval of insurance regulatory authorities, is $349,625.

On February 1, 2019, the Company paid ordinary common stock dividends of $8,444 to Commonwealth General Corporation.

The Company received ordinary common stock dividends of $30,000, $20,000, $15,000, and $15,000 from World Financial Group Insurance Agency, Inc. on March 29, 2019, June 21, 2019, September 30, 2019, and December 20, 2019, respectively.

On December 20, 2019, Transamerica Realty paid ordinary common stock dividends of $2,826 to the Company.

The Company reported a contribution receivable from parent of $150,000 at December 31, 2017. The contribution was received on February 1, 2018.

On December 31, 2018 the Company received a $6 contribution from its subsidiary Transamerica Asset Management, Inc. On December 31, 2018, the Company paid a $1,360 non-cash contribution to its subsidiary, Real Estate Alternatives Portfolio 3A, Inc. (REAP 3A). On December 19, 2018, the Company received a common stock dividend from its subsidiary, World Financial Group Insurance Agency, Inc. in the amount of $30,000. On September 27, 2018, the Company received a non-cash common stock dividend from its subsidiary, World Financial Group Insurance Agency, Inc. in the amount of $30,000.

73

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2019, the Company meets the minimum RBC requirements.

The Company's surplus notes are held by CGC and Transamerica Corporation (TA Corp). These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

On December 20, 2019, the Company repaid in full its $57,266 surplus note with Transamerica Corporation and made a partial repayment of $42,734 on its surplus note with Commonwealth General Corporation. The Company received IID approval for this transaction. Additional information related to the outstanding surplus notes at December 31, 2019 and 2018 is as follows:

For Year	Balance	Interest Paid	Cumulative	Accrued
Ending	Outstanding	Current Year	Interest Paid	Interest
2019
CGC	$60,000	$6,306	$98,822	$300
TA Corp	–	3,627	45,724	–
Total	$60,000	$9,933	$144,546	$300
2018

CGC	$102,734	$6,164	$92,515	$514
TA Corp	57,266	3,436	42,097	286

Total	$160,000	$9,600	$134,612	$800

74

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2019 and 2018, respectively, securities with a fair value of $716,001 and $555,825 were on loan under securities lending agreements as part of this program. At December 31, 2019 and 2018, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $757,186 and $575,155 at December 31, 2019 and 2018, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2019	2018
Open	$757,186	$574,886
Total	757,186	574,886
Securities received	–	–
Total collateral received	$757,186	$574,886

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

75

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

		2019	2018
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
Open	$26,407	$26,407	$85,260	$85,260
30 days or less	208,268	208,268	140,236	140,236
31 to 60 days	309,546	309,546	104,248	104,249
61 to 90 days	75,517	75,517	60,156	60,155
91 to 120 days	73,818	73,818	104,653	104,653
121 to 180 days	63,630	63,630	80,602	80,602
Total	757,186	757,186	575,155	575,155
Securities received	–	–	–	–
Total collateral reinvested	$757,186	$757,186	$575,155	$575,155

For securities lending, the Company's source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $757,905 (fair value of $757,186) that are currently tradable securities that could be sold and used to pay for the $757,186 in collateral calls that could come due under a worst-case scenario.

12.Retirement and Compensation Plans Defined Contribution Plans

The Company's employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant's eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense was $1,746, $1,767 and $1,805 was allocated to the Company for the years ended December 31, 2019, 2018 and 2017, respectively.

Defined Benefit Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee's eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

76

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

TA Corp sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee's eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $3,889, $3,832 and $4,166, for the years ended December 31, 2019, 2018 and 2017, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company expensed $585, $710 and $769 related to these plans for the years ended December 31, 2019, 2018 and 2017, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2019, 2018 and 2017 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, LLC. whereby the advisor serves as the administrator and advisor for the Company's mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company provides office space, marketing and administrative services to certain affiliates. The amount received by the Company as a result of being a party to these agreements was $121,914, $101,998 and $50,807 during 2019, 2018 and 2017, respectively. The amount paid as a result of being a party to these agreements was $449,378, $477,650 and $328,319 during 2019, 2018 and 2017, respectively.

77

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $19, $24 and $41 for the years ended December 31, 2019, 2018 and 2017, respectively.

At December 31, 2019 and 2018, the Company reported a net amount of $28,746 and ($12,506) (payable to)/receivable from parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

During 2019, 2018 and 2017, the Company (paid)/received net interest of ($37), ($582) and ($75), respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $20,792, $21,516 and $22,070 for these services during 2019, 2018 and 2017, respectively.

At December 31, 2019, the Company had short-term intercompany notes receivable of $102,900 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$8,600	December 18, 2020	1.61%
Transamerica Corporation	94,300	December 30, 2020	1.61%

At December 31, 2018, the Company had short-term intercompany notes receivable of $194,600 as follows.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$24,100	September 21, 2019	1.99%
Transamerica Corporation	22,500	October 3, 2019	2.15%
Transamerica Corporation	12,800	October 5, 2019	2.15%
Transamerica Corporation	29,200	October 26, 2019	2.15%
Transamerica Corporation	106,000	December 14, 2019	2.31%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TLIC. At December 31, 2019 and 2018, the cash surrender value of these policies was $170,124 and $167,126, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees. The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $181,648 and $179,004 at December 31, 2019 and 2018, respectively.

78

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

Information regarding the Company's affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company's affiliated guarantees is available in Note 15. Commitments and Contingencies.

The Company utilizes the look-through approach in valuing its investment in the following ten entities.

Real Estate Alternatives Portfolio 3, LLC	$6,338
Real Estate Alternatives Portfolio 4 HR, LLC	$47,545
Real Estate Alternatives Portfolio 4 MR, LLC	$3,043
Aegon Multi-Family Equity Fund, LLC	$14,713
Aegon Workforce Housing Fund 2, L.P.	$40,684
Aegon Workforce Housing Fund 3, L.P.	$6,238
Natural Resources Alternatives Portfolio I, LLC	$85,097
Natural Resources Alternatives Portfolio II, LLC	$2
Natural Resources Alternatives Portfolio 3, LLC	$79,648
Zero Beta Fund, LLC	$283,925

These entity's financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in these entities.

79

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2019 and 2018:

December 31, 2019
	Percentage of
	SCA		Admitted	Nonadmitted
SCA Entity	Ownership	Gross Amount	Amount	Amount
SSAP No. 97 8a Entities
..........................................	–%	$–	$–	$–
Total SSAP No. 97 8a Entities	XXX	$–	$–	$–
SSAP No. 97 8b(ii) Entities
..........................................	–%	$–	$–	$–
Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	37%	$8,949	$8,949	$–
INTERSECURITIES INS AGENCY INC	100	–	–	–
TRANSAMERICA ASSET MANAGEMENT INC	77	90,420	90,420	–
TRANSAMERICA FUND SERVICES INC	44	–	–	–
WORLD FIN GRP INSURANCE AGENCY INC	100	–	–	–
AEGON DIRECT MARKETING SVC INC	73	–	–	–
Total SSAP No. 97 8b(iii) Entities	XXX	$99,369	$99,369	$–
SSAP No. 97 8b(iv) Entities
0	–%	$–	$–	$–
Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$99,369	$99,369	$–
Aggregate Total	XXX	$99,369	$99,369	$–

80

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018
	Percentage of
	SCA		Admitted	Nonadmitted
SCA Entity	Ownership	Gross Amount	Amount	Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8a Entities	XXX	$–	$–	$–
SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	37%	$15,475	$15,475	$–
INTERSECURITIES INS AGENCY INC	100	–	–	–
TRANSAMERICA ASSET MANAGEMENT INC	77	68,079	68,079	–
TRANSAMERICA FUND SERVICES INC	44	–	–	–
WORLD FIN GRP INSURANCE AGENCY INC	100	–	–	–
AEGON DIRECT MARKETING SVC INC	74	–	–	–
Total SSAP No. 97 8b(iii) Entities	XXX	$83,554	$83,554	$–
SSAP No. 97 8b(iv) Entities
None	–%	$–	$–	$–
Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$83,554	$83,554	$–
Aggregate Total	XXX	$83,554	$83,554	$–

81

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities) as of December 31, 2019 and 2018:

December 31, 2019
NAIC
Disallowed
Entities
Valuation
				NAIC	Method,
	Type of	Date of	NAIC	Response	Submission
	NAIC	Filing to	Valuation	Received	Required
SCA Entity	Filing*	the NAIC	Amount	Y/N	Y/N	Code**
SSAP No. 97 8a Entities
..........................................			$–
Total SSAP No. 97 8a Entities	─	─	$–	─	─	─
SSAP No. 97 8b(ii) Entities
..........................................			$–
Total SSAP No. 97 8b(ii) Entities	─	─	$–	─	─	─
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	1/6/2020	$14,455	Y	N	I
INTERSECURITIES INS AGENCY INC	NA		–	–	–	I
TRANSAMERICA ASSET MANAGEMENT INC	S2	8/30/2019	66,705	Y	N	I
TRANSAMERICA FUND SERVICES INC	NA		–	–	–	I
WORLD FIN GRP INSURANCE AGENCY INC	NA		–	–	–	I
AEGON DIRECT MARKETING SVC INC	NA		–	–	–	I
Total SSAP No. 97 8b(iii) Entities	─	─	$81,160	─	─	─
SSAP No. 97 8b(iv) Entities
..........................................			$–
Total SSAP No. 97 8b(iv) Entities	─	─	$–	─	─	─
Total SSAP No. 97 8b Entities (except 8bi entities)	─	─	$81,160	─	─	─
Aggregate Total	─	─	$81,160	─	─	─

*S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

**I – Immaterial or M – Material

(1)NAIC Valuation Amount is as of the Filing Date to the NAIC

82

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2018					NAIC

Disallowed
Entities
Valuation
				NAIC	Method,
	Type of	Date of	NAIC	Response	Submission
	NAIC	Filing to	Valuation	Received	Required
SCA Entity	Filing*	the NAIC	Amount	Y/N	Y/N	Code**
SSAP No. 97 8a Entities
None	–		$–	–	–	–
Total SSAP No. 97 8a Entities	─	─	$–	─	─	─
SSAP No. 97 8b(ii) Entities
None	–		$–	–	–	–
Total SSAP No. 97 8b(ii) Entities	─	─	$–	─	─	─
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018 $	11,370	Y	N	I
INTERSECURITIES INS AGENCY INC	NA		–	–	–	I
TRANSAMERICA ASSET MANAGEMENT INC	S2	2/19/2019	39,532	Y	N	I
TRANSAMERICA FUND SERVICES INC	NA		–	–	–	I
WORLD FIN GRP INSURANCE AGENCY INC	NA		–	–	–	I
AEGON DIRECT MARKETING SVC INC	NA		–	–	–	I
Total SSAP No. 97 8b(iii) Entities	─	─	$50,902	─	─	─
SSAP No. 97 8b(iv) Entities
None	–		$–	–	–	–
Total SSAP No. 97 8b(iv) Entities	─	─	$–	─	─	─
Total SSAP No. 97 8b Entities (except 8bi entities)	─	─	$50,902	─	─	─
Aggregate Total	─	─	$50,902	─	─	─

*S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

**I – Immaterial or M – Material

(1)NAIC Valuation Amount is as of the Filing Date to the NAIC

83

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

14. Managing General Agents

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. Information regarding these entities for the year ended December 31, 2019 is as follows:

Total Direct
Name and Address of Managing			Types of	Types of	Premiums
General Agent or Third-Party		Exclusive	Business	Authority	Written/
Administrator	FEIN	Contract	Written	Granted	Produced By
The Vanguard Group, Inc., 100	23-1945930	NO	Deferred and Income	C,B,P,U	$631,289
Vanguard Blvd., Malvern, PA			Annuities
19355
Total
$631,289

C- Claims Payment

B- Binding Authority1%

P- Premium Collection

U- Underwriting

For the years ended December 31, 2019, 2018 and 2017, respectively, direct premiums of $631,289, $783,938 and $928,060 were written by MGA's and TPA's.

15. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $50,276,331 and $52,252,582 as of December 31, 2019 and 2018, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. There has been no contract reserve established for the possibility of unexpected benefit payments at below market interest rates at December 31, 2019 and 2018, respectively. Effective July 1, 2017, the Company entered into a coinsurance agreement under which the Company cedes 50% of its outstanding synthetic GIC notional.

At December 31, 2019 and 2018, the Company has mortgage loan commitments of $205,984 and $166,585, respectively.

84

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

The Company has contingent commitments of $457,896 and $311,089 at December 31, 2019 and 2018, respectively, to provide additional funding for various joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $66,571 and $77,186.

Private placement commitments outstanding as of December 31, 2019 were $73,260. Private placement commitments outstanding as of December 31, 2018 were and $34,030.

There were no securities acquired (sold) on a TBA basis as of December 31, 2019 and 2018, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2019 and 2018, respectively, was $0 and $11,500.

At December 31, 2019 and 2018, securities in the amount of $0 and $1,777, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company's balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company's strategy to utilize these funds to improve spread lending liquidity. The Company has determined the actual/estimated maximum borrowing capacity as $1,866,170. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2019 and 2018, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2019	2018
Membership Stock:
Class A	$–	$–
Class B	10,000	10,000
Activity Stock	47,000	56,800
Excess Stock	–	–
Total	$57,000	$66,800

85

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

At December 31, 2019, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

		6 Months to	1 to Less
	Less Than	Less Than 1	Than 3	3 to 5
	6 Months	Year	Years	Years
Membership Stock

Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

At December 31, 2019 and 2018, the amount of collateral pledged and the maximum amount pledged to the FHLB during the reporting period was as follows:

	Fair Value	Carry Value
December 31, 2019
Total Collateral Pledged	$1,928,082	$1,829,749
Maximum Collateral Pledged	1,918,144	1,872,037
	Fair Value	Carry Value
Decemeber 31, 2018
Total Collateral Pledged	$2,063,593	$2,086,543
Maximum Collateral Pledged	2,066,367	2,135,128

At December 31, 2019 and 2018, the borrowings from the FHLB were as follows:

December 31, 2019

Funding

Agreements

General Reserves

Account Established

December 31, 2018

Funding

Agreements

General Reserves

Account Established

Debt1	$1,175,000	$–	$ 1,175,000	$–
Funding agreements2	–	–	245,000	246,610
Other	–	–	–	–
Total	$1,175,000	$–	$ 1,420,000	$246,610

1The maximum amount of borrowing during 2019 was $1,175,000

2The maximum amount of borrowing during 2019 was $0

86

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2019 , the weighted average interest rate on FHLB advances was 2.120% with a weighted average term of 0.8 years. During 2018, the weighted average interest rate on FHLB advances was 2.738% with a weighted average term of 2.1 years.

At December 31, 2019, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2019 for the total payout block is $2,124,229. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions lawsuits. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company's legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

In addition, the insurance industry has increasingly and routinely been the subject of litigation, investigations, regulatory activity and challenges by various governmental and enforcement authorities and policyholder advocate groups concerning certain practices. For example, unclaimed property administrators and state insurance regulators are performing unclaimed property examinations of the life insurance industry in the U.S., including the Company. These are in some cases multi-state examinations that include the collective action of many of the states. Additionally, some states are conducting separate examinations or instituting separate enforcement actions in regard to unclaimed property laws and related claims practices. As other insurers in the United States have done, the Company identified certain additional internal processes that it has implemented or is in the process of implementing. As of December 31, 2019 and 2018, the Company's reserves related to this matter were not material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for

87

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

financial reporting purposes. The Company has established a reserve of $2,780 and $3,122, and an offsetting premium tax benefit of $2,125 and $2,456 at December 31, 2019 and 2018, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $1,122, $386 and $1,193 for the years ended December 31, 2019, 2018 and 2017.

16. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2019 and 2018, the Company had dollar repurchase agreements outstanding in the amount of $255,491 and $110,400, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $677 and $360, at December 31, 2019 and 2018, respectively. At December 31, 2019, securities with a book value of $254,966 and a fair value of $255,467 were subject to dollar repurchase agreements. These securities have maturity dates that range from January 1, 2033 to November 1, 2049. At December 31, 2018, securities with a book value of $109,657 and a fair value of $111,051 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction's scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of dollar repurchase agreements are as follows:

	Fair Value
	2019	2018
Open	$254,814	$110,040
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–
Total	254,814	110,040
Securities received	–	–
Total collateral received	$254,814	$110,040

In the course of the Company's asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2019 and reacquired within 30 days of the sale date.

88

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2019 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

Balance Sheets

Total assets as reported in the Company's Annual Statement Increase in other assets

Total assets as reported in the accompanying audited statutory basis balance sheet

Total liabilities as reported in the Company's Annual Statement Increase in policy and contract claim reserves

Total liabilities as reported in the accompanying audited statutory basis balance sheet

Total capital and surplus as reported in the Company's Annual Statement Decrease in net income

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet

Statements of Operations

Statutory net income as reported in the Company's Annual Statement Decrease in federal income tax (benefit) expense

Increase in death benefits

Total net income as reported in the accompanying audited statutory basis statement of operations

December 31

2019

$ 52,514,952 1,741

$ 52,516,693

$ 50,207,465 8,292

$ 50,215,757

$ 2,307,487 (6,551)

$ 2,300,936

$ 578,755 1,741 (8,292)

  $     572,204

The reconciling differences to the Annual Statement are driven by Management's decision to record a current year adjustment identified after annual statement reporting.

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2019 through April 20, 2020.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified the following Type II subsequent events for the year ended December 31, 2019:

89

Transamerica Premier Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

In January 2020, management entered into a letter of intent for the sale of the Pyramid Center Complex owned by the Company. The estimated pre-tax gain on the transaction is $450,000. The letter of intent is consistent with the Company's objective to reduce its commercial real estate exposure and is expected to close in the second quarter of 2020.

Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing disruption to business, markets, and industry. The Company is continuously monitoring the market, and the economic factors that impact the Company, to proactively manage the associated risks. At this point, management believes the most significant risks the Company faces are related to financial markets (particularly credit, equity, and interest rates risks), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). As of the audit report release date, the Company continues to monitor and evaluate the impacts of the COVID-19 crisis on the Company's 2020 results through the use of sensitivities and stress testing. While it is too early to provide long-term impacts, if any, management has determined the Company remains strongly capitalized with RBC remaining within target limits set by the capital management policy.

90

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550

91

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Tranasmerica Advisors Life Insurance Company	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc	61-1513662
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790

92

Transamerica Premier Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2019

Attachment to Note 9

Entity Name	FEIN
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

93

Statutory-Basis Financial

Statement Schedules

94

Transamerica Premier Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2019

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and
government agencies and authorities	$1,560,785	$1,862,567	$1,615,584
States, municipalities and political
subdivisions	833,144	850,566	833,144
Foreign governments	137,981	148,272	137,879
Hybrid securities	196,725	212,249	196,725
All other corporate bonds	15,095,418	16,922,223	15,094,633
Preferred stocks	14,277	4,361	4,955
Total fixed maturities	17,838,330	20,000,237	17,882,922
Equity securities
Common stocks:
Industrial, miscellaneous and all other	59,000	59,056	59,056
Total equity securities	59,000	59,056	59,056
Mortgage loans on real estate	2,737,109		2,737,109
Real estate	187,639		187,639
Policy loans	962,408		962,408
Other long-term investments	395,529		395,529
Receivable for securities	117		117
Securities lending	757,186		757,186
Cash, cash equivalents and short-term
investments	625,320		625,320
Total investments	$23,562,638		$23,607,286

(1)Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)United States government and corporate bonds of $3,256 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $2,272 due to having an NAIC 5 rating.

95

Transamerica Premier Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

						Benefits, Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2019
Individual life	$9,986,959	$–	$130,291	$1,662,742	$599,147	$1,101,732	$752,986
Individual health	5,486,208	91,920	271,895	649,805	346,063	978,406	90,735
Group life and health	935,594	10,187	60,863	270,557	60,130	267,918	93,548
Annuity	1,383,733	–	667	764,777	89,519	2,147,944	(1,182,538)
	$17,792,494	$102,107	$463,716	$3,347,881	$1,094,859	$4,495,999	$(245,269)
Year ended December 31, 2018

Individual life	$9,092,422	$–	$108,676	$1,564,433	$461,112	$1,126,141	$699,006
Individual health	5,352,657	87,849	239,105	623,162	355,005	849,323	69,107
Group life and health	949,395	16,832	85,766	454,695	55,332	298,180	191,302
Annuity	1,466,569	–	698	907,732	87,245	1,223,719	(223,394)
Other	–	–	–	–	91,714	–	–
	$16,861,043	$104,681	$434,245	$3,550,022	$1,050,408	$3,497,363	$736,021
Year ended December 31, 2017

Individual life	$8,490,074	$–	$102,824	$1,030,788	$1,190,643	$1,233,999	$784,581
Individual health	5,104,517	86,651	232,622	2,206,192	(984,774)	5,013,202	(2,848,263)
Group life and health	948,227	25,767	98,609	739,799	20,356	758,598	(26,525)
Annuity	1,513,456	–	466	(1,680,475)	559,012	(786,325)	(563,464)
Other	–	–	–	–	94,255	–	–
	$16,056,274	$112,418	$434,521	$2,296,304	$879,492	$6,219,474	$(2,653,671)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

96

Transamerica Premier Life Insurance Company

Reinsurance

(Dollars in Thousands)

					Percentage of
		Ceded to Other	Assumed From		Amount
	Gross Amount	Companies	Other Companies	Net Amount	Assumed to Net
Year ended December 31, 2019
Life insurance in force	$228,583,374	$58,822,199	$733,656	$170,494,831	0%
Premiums:

Individual life	$1,992,383	$352,503	$22,863	$1,662,743	1%
Individual health	266,540	21	383,287	649,806	59%
Group life and health	263,504	55,112	62,165	270,557	23%
Annuity	826,029	61,210	(43)	764,776	0%
	$3,348,455	$468,847	$468,272	$3,347,881	14%
Year ended December 31, 2018

Life insurance in force	$225,354,149	$65,732,854	$797,813	$160,419,108	0%
Premiums:

Individual life	$1,931,651	$391,966	$24,748	$1,564,433	2%
Individual health	241,100	129	382,191	623,162	61%
Group life and health	454,075	66,673	67,292	454,695	15%
Annuity	951,927	44,216	21	907,732	0%
	$3,578,753	$502,984	$474,252	$3,550,022	13%
Year ended December 31, 2017

Life insurance in force	$221,055,780	$69,201,990	$987,895	$152,841,685	1%
Premiums:

Individual life	$1,851,802	$846,830	$25,816	$1,030,788	3%
Individual health	227,972	(137)	1,978,082	2,206,191	90%
Group life and health	603,267	89,820	226,352	739,799	31%
Annuity	973,308	2,653,795	13	(1,680,474)	0%
	$3,656,349	$3,590,308	$2,230,263	$2,296,304	97%

97

FINANCIAL STATEMENTS

Transamerica Premier Life Insurance Company

Separate Account VA U

Years Ended December 31, 2019 and 2018

Transamerica Premier Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Premier Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares	TA BlackRock Global Real Estate Securities Service Class
Access VP High Yield	TA BlackRock Government Money Market Service Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock iShares Edge 40 Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Tactical Allocation Service Class
ProFund VP Asia 30	TA Greystone International Growth Service Class
ProFund VP Basic Materials	TA Janus Balanced Service Class
ProFund VP Bull	TA Janus Mid-Cap Growth Service Class
ProFund VP Consumer Services	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Emerging Markets	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Europe 30	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Falling U.S. Dollar	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Financials	TA JPMorgan Core Bond Service Class
ProFund VP Government Money Market	TA JPMorgan Enhanced Index Service Class
ProFund VP International	TA JPMorgan International Moderate Growth Service Class
ProFund VP Japan	TA JPMorgan Tactical Allocation Service Class
ProFund VP Mid-Cap	TA Legg Mason Dynamic Allocation - Balanced Service Class
ProFund VP NASDAQ-100	TA Legg Mason Dynamic Allocation - Growth Service Class
ProFund VP Oil & Gas	TA Managed Risk - Balanced ETF Service Class
ProFund VP Pharmaceuticals	TA Managed Risk - Conservative ETF Service Class
ProFund VP Precious Metals	TA Managed Risk - Growth ETF Service Class
ProFund VP Short Emerging Markets	TA Market Participation Strategy Service Class
ProFund VP Short International	TA Morgan Stanley Capital Growth Service Class
ProFund VP Short NASDAQ-100	TA Multi-Managed Balanced Service Class
ProFund VP Short Small-Cap	TA PIMCO Tactical - Balanced Service Class
ProFund VP Small-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Growth Service Class
ProFund VP Telecommunications	TA PIMCO Total Return Service Class
ProFund VP U.S. Government Plus	TA QS Investors Active Asset Allocation - Conservative Service Class
ProFund VP UltraSmall-Cap	TA QS Investors Active Asset Allocation - Moderate Service Class
ProFund VP Utilities	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA Aegon High Yield Bond Service Class	TA Small/Mid Cap Value Service Class
TA Aegon U.S. Government Securities Service Class	TA T. Rowe Price Small Cap Service Class
TA Barrow Hanley Dividend Focused Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Premier Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 17, 2020

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

1

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	126,089.238	$1,378,486	$1,273,501	$1	$1,273,502	587,292	$1.992991	$11.688343
Access VP High Yield	9,825.469	272,609	282,089	3	282,092	148,040	1.744109	10.817475
Fidelity® VIP Index 500 Service Class 2	28,461.412	5,365,715	9,004,337	(139)	9,004,198	2,921,556	2.691752	13.875406
Franklin Allocation Class 4 Shares	187,842.807	1,352,065	1,309,264	(11)	1,309,253	586,279	2.033999	11.037609
ProFund VP Asia 30	10,139.003	583,818	630,139	9	630,148	616,347	0.927423	12.421987
ProFund VP Basic Materials	5,591.420	340,459	361,821	(3)	361,818	279,484	1.170836	10.816369
ProFund VP Bull	9,188.708	446,106	492,699	(1)	492,698	268,757	1.673041	13.226135
ProFund VP Consumer Services	3,287.128	221,707	272,733	-	272,733	99,500	2.528410	13.595758
ProFund VP Emerging Markets	33,670.053	898,135	979,125	(27)	979,098	1,127,153	0.784754	12.701356
ProFund VP Europe 30	11,495.170	257,394	270,136	(3)	270,133	294,186	0.830486	11.076554
ProFund VP Falling U.S. Dollar	2,646.894	47,486	46,585	1	46,586	77,161	0.542604	9.244515
ProFund VP Financials	14,725.019	572,231	678,234	(7)	678,227	588,727	1.057916	12.565837
ProFund VP Government Money Market	665,681.104	665,681	665,681	(148)	665,533	757,275	0.797831	9.401107
ProFund VP International	21,185.404	411,927	416,505	18	416,523	508,415	0.743910	11.169548
ProFund VP Japan	2,903.328	145,113	159,857	1	159,858	162,942	0.879827	11.318263
ProFund VP Mid-Cap	23,962.037	551,061	572,453	(4)	572,449	315,910	1.645716	11.107492
ProFund VP NASDAQ-100	21,438.103	943,264	1,107,921	(1)	1,107,920	325,547	3.107191	16.006316
ProFund VP Oil & Gas	15,797.130	500,084	471,702	3	471,705	636,386	0.670979	7.699978
ProFund VP Pharmaceuticals	8,798.117	322,126	301,687	(4)	301,683	156,301	1.768972	10.776303
ProFund VP Precious Metals	10,136.065	204,980	252,793	(7)	252,786	446,209	0.514443	11.865162
ProFund VP Short Emerging Markets	1,276.148	57,707	43,836	(3)	43,833	202,628	0.196841	6.117781
ProFund VP Short International	608.054	25,954	21,385	(3)	21,382	69,471	0.244812	7.161300
ProFund VP Short NASDAQ-100	1,210.403	55,074	38,612	(4)	38,608	397,871	0.084290	4.925173
ProFund VP Short Small-Cap	3,103.959	42,103	31,660	-	31,660	214,503	0.133637	7.129179
ProFund VP Small-Cap	9,833.510	330,064	348,106	2	348,108	215,447	1.469396	10.991235
ProFund VP Small-Cap Value	10,906.355	519,242	530,812	(12)	530,800	302,754	1.594966	10.440941
ProFund VP Telecommunications	728.757	24,494	22,978	(3)	22,975	22,293	0.945757	8.712478
ProFund VP U.S. Government Plus	5,960.005	153,581	161,814	(1)	161,813	86,095	1.578833	11.325839
ProFund VP UltraSmall-Cap	12,444.135	301,237	295,175	(5)	295,170	163,627	1.631330	11.973396
ProFund VP Utilities	11,918.903	542,345	601,189	(10)	601,179	320,509	1.707209	12.976923
TA Aegon High Yield Bond Service Class	296,992.690	2,330,709	2,349,212	3	2,349,215	1,099,426	1.897815	10.973544
TA Aegon U.S. Government Securities Service Class	550,138.176	6,209,131	6,205,559	20	6,205,579	4,694,593	1.138938	10.112683
TA Barrow Hanley Dividend Focused Service Class	374,080.173	7,708,034	8,450,471	9	8,450,480	3,353,035	2.026520	11.561736
TA BlackRock Global Real Estate Securities Service Class	252,077.466	3,363,811	3,551,771	(21)	3,551,750	1,468,402	1.766113	11.396521
TA BlackRock Government Money Market Service Class	4,135,259.776	4,135,259	4,135,260	(147)	4,135,113	4,328,151	0.844565	9.527814
TA BlackRock iShares Edge 40 Service Class	61,819.300	590,048	576,156	1	576,157	363,011	1.404709	11.119704
TA BlackRock Tactical Allocation Service Class	152,940.654	2,350,740	2,431,756	19	2,431,775	1,920,133	1.213019	11.528908
TA Greystone International Growth Service Class	278,947.413	2,278,956	2,270,632	14	2,270,646	1,754,564	1.175104	12.219256
TA Janus Balanced Service Class	87,986.920	1,328,906	1,479,940	7	1,479,947	874,346	1.565577	13.047956
TA Janus Mid-Cap Growth Service Class	122,672.924	3,794,573	4,625,996	20	4,626,016	1,496,316	2.735586	15.778352
TA JPMorgan Asset Allocation - Conservative Service Class	2,257,707.119	23,497,499	23,751,079	(127)	23,750,952	13,993,854	1.506315	11.285625
TA JPMorgan Asset Allocation - Growth Service Class	2,940,424.028	32,194,262	36,520,066	65	36,520,131	16,627,181	1.935053	12.779265

See accompanying notes.	2

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2019

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Moderate Service Class	5,809,506.078	$63,327,242	$68,726,457	$22	$68,726,479	35,970,936	$1.698709	$11.744635
TA JPMorgan Asset Allocation - Moderate Growth Service Class	14,024,062.181	158,193,499	171,794,762	75	171,794,837	83,189,947	1.826196	12.176180
TA JPMorgan Core Bond Service Class	232,040.111	3,217,241	3,288,008	7	3,288,015	2,137,653	1.364577	10.382017
TA JPMorgan Enhanced Index Service Class	183,601.206	3,245,611	4,026,374	(24)	4,026,350	1,380,590	2.567581	13.550544
TA JPMorgan International Moderate Growth Service Class	1,090,990.788	10,153,085	10,778,989	(130)	10,778,859	8,712,628	1.110259	11.575866
TA JPMorgan Tactical Allocation Service Class	218,663.561	3,248,171	3,472,377	2	3,472,379	2,536,179	1.207743	10.861440
TA Legg Mason Dynamic Allocation - Balanced Service Class	12,983.689	150,587	168,528	4	168,532	129,500	1.238414	11.442520
TA Legg Mason Dynamic Allocation - Growth Service Class	3,449.714	46,451	47,261	(1)	47,260	33,985	1.304293	11.604154
TA Managed Risk - Balanced ETF Service Class	77,308.258	926,408	991,865	14	991,879	668,948	1.359283	11.527653
TA Managed Risk - Conservative ETF Service Class	74,188.058	893,253	928,093	(8)	928,085	629,625	1.362545	11.088042
TA Managed Risk - Growth ETF Service Class	243,862.989	2,381,280	2,645,913	(16)	2,645,897	1,691,822	1.430207	12.035677
TA Market Participation Strategy Service Class	14,678.141	177,071	171,734	4	171,738	119,550	1.353895	11.819110
TA Morgan Stanley Capital Growth Service Class	550,487.124	9,280,891	9,798,671	(8)	9,798,663	2,649,620	3.285114	16.960573
TA Multi-Managed Balanced Service Class	1,242,794.017	17,112,494	18,865,613	67	18,865,680	7,081,225	2.360334	12.232852
TA PIMCO Tactical - Balanced Service Class	26,214.457	309,543	326,370	16	326,386	252,678	1.199778	11.521663
TA PIMCO Tactical - Conservative Service Class	46,612.455	511,865	567,740	8	567,748	467,517	1.130174	11.365215
TA PIMCO Tactical - Growth Service Class	19,663.327	226,230	242,842	(6)	242,836	190,294	1.181903	11.864806
TA PIMCO Total Return Service Class	741,878.353	8,483,265	8,642,883	5	8,642,888	5,625,560	1.353914	10.420955
TA QS Investors Active Asset Allocation - Conservative Service Class	76,821.689	845,022	831,211	12	831,223	644,796	1.214008	11.120326
TA QS Investors Active Asset Allocation - Moderate Service Class	79,865.714	885,535	924,046	(33)	924,013	720,840	1.211307	11.313289
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	111,498.893	1,225,347	1,276,662	6	1,276,668	901,007	1.335346	11.566596
TA Small/Mid Cap Value Service Class	798,394.262	15,318,061	15,105,619	7	15,105,626	3,772,360	3.406148	11.590724
TA T. Rowe Price Small Cap Service Class	280,074.247	4,040,586	4,287,937	(4)	4,287,933	1,128,987	3.374476	13.617996
TA WMC US Growth Service Class	534,575.186	13,594,904	17,860,157	(85)	17,860,072	5,236,235	3.011486	16.425146

See accompanying notes.	3

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	AB Balanced Wealth Strategy Class B Shares	Access VP High Yield	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$1,446,397	$521,710	$8,445,673	$1,809,391	$694,995

Investment Income:
Reinvested Dividends	24,134	9,609	127,109	49,477	2,171
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,523	5,500	107,677	25,117	7,165
Net Investment Income (Loss)	1,611	4,109	19,432	24,360	(4,994)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	108,007	6,668	40,866	40,491	-
Realized Gain (Loss) on Investments	(20,383)	(26,968)	330,837	(1,921)	10,357
Net Realized Capital Gains (Losses) on Investments	87,624	(20,300)	371,703	38,570	10,357
Net Change in Unrealized Appreciation (Depreciation)	(202,170)	4,001	(852,092)	(253,082)	(106,120)
Net Gain (Loss) on Investment	(114,546)	(16,299)	(480,389)	(214,512)	(95,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	(112,935)	(12,190)	(460,957)	(190,152)	(100,757)

Increase (Decrease) in Net Assets from Contract Transactions	(138,819)	(214,185)	(698,275)	(69,528)	(283,554)

Total Increase (Decrease) in Net Assets	(251,754)	(226,375)	(1,159,232)	(259,680)	(384,311)

Net Assets as of December 31, 2018:	$1,194,643	$295,335	$7,286,441	$1,549,711	$310,684

Investment Income:
Reinvested Dividends	29,243	19,388	146,870	42,076	891
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,712	5,500	106,033	19,485	5,855
Net Investment Income (Loss)	9,531	13,888	40,837	22,591	(4,964)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,701	-	123,338	80,946	-
Realized Gain (Loss) on Investments	(17,661)	6,475	238,905	(45,670)	1,134
Net Realized Capital Gains (Losses) on Investments	134,040	6,475	362,243	35,276	1,134
Net Change in Unrealized Appreciation (Depreciation)	45,528	20,026	1,695,284	172,993	93,548
Net Gain (Loss) on Investment	179,568	26,501	2,057,527	208,269	94,682

Net Increase (Decrease) in Net Assets Resulting from Operations	189,099	40,389	2,098,364	230,860	89,718

Increase (Decrease) in Net Assets from Contract Transactions	(110,240)	(53,632)	(380,607)	(471,318)	229,746

Total Increase (Decrease) in Net Assets	78,859	(13,243)	1,717,757	(240,458)	319,464

Net Assets as of December 31, 2019:	$1,273,502	$282,092	$9,004,198	$1,309,253	$630,148

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	ProFund VP Basic Materials	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Emerging Markets	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$477,771	$651,950	$448,031	$1,354,567	$233,725

Investment Income:
Reinvested Dividends	1,653	-	-	2,726	5,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,193	7,248	4,606	15,316	2,776
Net Investment Income (Loss)	(3,540)	(7,248)	(4,606)	(12,590)	2,570

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	58,029	15,158	-	-
Realized Gain (Loss) on Investments	28,574	59,304	41,241	93,218	8,336
Net Realized Capital Gains (Losses) on Investments	28,574	117,333	56,399	93,218	8,336
Net Change in Unrealized Appreciation (Depreciation)	(98,969)	(135,964)	(43,603)	(265,562)	(35,795)
Net Gain (Loss) on Investment	(70,395)	(18,631)	12,796	(172,344)	(27,459)

Net Increase (Decrease) in Net Assets Resulting from Operations	(73,935)	(25,879)	8,190	(184,934)	(24,889)

Increase (Decrease) in Net Assets from Contract Transactions	(133,037)	(272,706)	(213,232)	(269,230)	(94,209)

Total Increase (Decrease) in Net Assets	(206,972)	(298,585)	(205,042)	(454,164)	(119,098)

Net Assets as of December 31, 2018:	$270,799	$353,365	$242,989	$900,403	$114,627

Investment Income:
Reinvested Dividends	1,034	1,270	-	4,162	4,553
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,993	5,604	4,081	10,762	2,348
Net Investment Income (Loss)	(2,959)	(4,334)	(4,081)	(6,600)	2,205

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,038	8,246	11,965	-	-
Realized Gain (Loss) on Investments	(5,590)	(1,764)	11,765	9,865	(3,253)
Net Realized Capital Gains (Losses) on Investments	3,448	6,482	23,730	9,865	(3,253)
Net Change in Unrealized Appreciation (Depreciation)	49,674	81,940	35,127	162,243	23,791
Net Gain (Loss) on Investment	53,122	88,422	58,857	172,108	20,538

Net Increase (Decrease) in Net Assets Resulting from Operations	50,163	84,088	54,776	165,508	22,743

Increase (Decrease) in Net Assets from Contract Transactions	40,856	55,245	(25,032)	(86,813)	132,763

Total Increase (Decrease) in Net Assets	91,019	139,333	29,744	78,695	155,506

Net Assets as of December 31, 2019:	$361,818	$492,698	$272,733	$979,098	$270,133

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

			ProFund VP Government
	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2017:	$21,400	$653,816	$1,299,994	$757,960	$155,564

Investment Income:
Reinvested Dividends	-	2,261	6,898	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,065	9,236	21,917	7,002	958
Net Investment Income (Loss)	(1,065)	(6,975)	(15,019)	(7,002)	(958)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	909	-	-	82,910	-
Realized Gain (Loss) on Investments	(6,899)	15,083	-	14,473	(15)
Net Realized Capital Gains (Losses) on Investments	(5,990)	15,083	-	97,383	(15)
Net Change in Unrealized Appreciation (Depreciation)	(1,116)	(93,336)	-	(163,636)	(5,967)
Net Gain (Loss) on Investment	(7,106)	(78,253)	-	(66,253)	(5,982)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,171)	(85,228)	(15,019)	(73,255)	(6,940)

Increase (Decrease) in Net Assets from Contract Transactions	259,433	(89,903)	1,263,661	(321,754)	(106,870)

Total Increase (Decrease) in Net Assets	251,262	(175,131)	1,248,642	(395,009)	(113,810)

Net Assets as of December 31, 2018:	$272,662	$478,685	$2,548,636	$362,951	$41,754

Investment Income:
Reinvested Dividends	57	2,827	8,202	1,083	63
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,080	8,060	13,207	5,414	1,152
Net Investment Income (Loss)	(1,023)	(5,233)	(5,005)	(4,331)	(1,089)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	26,557	-	-	-
Realized Gain (Loss) on Investments	(3,317)	15,084	-	(2,747)	5,034
Net Realized Capital Gains (Losses) on Investments	(3,317)	41,641	-	(2,747)	5,034
Net Change in Unrealized Appreciation (Depreciation)	52	101,354	-	74,030	18,697
Net Gain (Loss) on Investment	(3,265)	142,995	-	71,283	23,731

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,288)	137,762	(5,005)	66,952	22,642

Increase (Decrease) in Net Assets from Contract Transactions	(221,788)	61,780	(1,878,098)	(13,380)	95,462

Total Increase (Decrease) in Net Assets	(226,076)	199,542	(1,883,103)	53,572	118,104

Net Assets as of December 31, 2019:	$46,586	$678,227	$665,533	$416,523	$159,858

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Oil & Gas	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2017:	$710,295	$1,272,527	$697,939	$352,170	$361,416

Investment Income:
Reinvested Dividends	-	-	9,569	3,420	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,047	15,358	7,944	4,628	4,086
Net Investment Income (Loss)	(9,047)	(15,358)	1,625	(1,208)	(4,086)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,913	103,585	-	7,495	-
Realized Gain (Loss) on Investments	(88,251)	162,479	(41,076)	1,193	(78,863)
Net Realized Capital Gains (Losses) on Investments	72,662	266,064	(41,076)	8,688	(78,863)
Net Change in Unrealized Appreciation (Depreciation)	(151,291)	(252,906)	(73,748)	(31,917)	14,310
Net Gain (Loss) on Investment	(78,629)	13,158	(114,824)	(23,229)	(64,553)

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,676)	(2,200)	(113,199)	(24,437)	(68,639)

Increase (Decrease) in Net Assets from Contract Transactions	(99,009)	(334,932)	(164,738)	(41,786)	(109,183)

Total Increase (Decrease) in Net Assets	(186,685)	(337,132)	(277,937)	(66,223)	(177,822)

Net Assets as of December 31, 2018:	$523,610	$935,395	$420,002	$285,947	$183,594

Investment Income:
Reinvested Dividends	907	-	7,534	2,378	110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,501	14,491	6,439	4,047	3,291
Net Investment Income (Loss)	(6,594)	(14,491)	1,095	(1,669)	(3,181)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,014	17,863	34,650	-
Realized Gain (Loss) on Investments	(107,739)	84,868	(46,720)	(4,412)	27,472
Net Realized Capital Gains (Losses) on Investments	(107,739)	91,882	(28,857)	30,238	27,472
Net Change in Unrealized Appreciation (Depreciation)	216,758	230,826	50,550	5,690	62,519
Net Gain (Loss) on Investment	109,019	322,708	21,693	35,928	89,991

Net Increase (Decrease) in Net Assets Resulting from Operations	102,425	308,217	22,788	34,259	86,810

Increase (Decrease) in Net Assets from Contract Transactions	(53,586)	(135,692)	28,915	(18,523)	(17,618)

Total Increase (Decrease) in Net Assets	48,839	172,525	51,703	15,736	69,192

Net Assets as of December 31, 2019:	$572,449	$1,107,920	$471,705	$301,683	$252,786

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small- Cap Subaccount	ProFund VP Small-Cap Subaccount

Net Assets as of December 31, 2017:	$190,506	$107,432	$247,840	$37,793	$350,069

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,261	732	2,386	878	5,808
Net Investment Income (Loss)	(1,261)	(732)	(2,386)	(878)	(5,808)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	26,128
Realized Gain (Loss) on Investments	(7,418)	(506)	(6,125)	9,242	15,519
Net Realized Capital Gains (Losses) on Investments	(7,418)	(506)	(6,125)	9,242	41,647
Net Change in Unrealized Appreciation (Depreciation)	8,886	5,111	5,674	10,792	(94,984)
Net Gain (Loss) on Investment	1,468	4,605	(451)	20,034	(53,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	207	3,873	(2,837)	19,156	(59,145)

Increase (Decrease) in Net Assets from Contract Transactions	(136,625)	(87,529)	(119,373)	23,727	64,778

Total Increase (Decrease) in Net Assets	(136,418)	(83,656)	(122,210)	42,883	5,633

Net Assets as of December 31, 2018:	$54,088	$23,776	$125,630	$80,676	$355,702

Investment Income:
Reinvested Dividends	271	120	58	41	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	938	485	1,673	655	4,985
Net Investment Income (Loss)	(667)	(365)	(1,615)	(614)	(4,985)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,464	584	-	3,618	-
Realized Gain (Loss) on Investments	996	(820)	(34,011)	(2,514)	(16,873)
Net Realized Capital Gains (Losses) on Investments	5,460	(236)	(34,011)	1,104	(16,873)
Net Change in Unrealized Appreciation (Depreciation)	(15,719)	(4,437)	(17,348)	(14,977)	100,386
Net Gain (Loss) on Investment	(10,259)	(4,673)	(51,359)	(13,873)	83,513

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,926)	(5,038)	(52,974)	(14,487)	78,528

Increase (Decrease) in Net Assets from Contract Transactions	671	2,644	(34,048)	(34,529)	(86,122)

Total Increase (Decrease) in Net Assets	(10,255)	(2,394)	(87,022)	(49,016)	(7,594)

Net Assets as of December 31, 2019:	$43,833	$21,382	$38,608	$31,660	$348,108

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

		ProFund VP	ProFund VP U.S. Government
	ProFund VP Small-Cap Value Subaccount	Telecommunications Subaccount	Plus Subaccount	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount

Net Assets as of December 31, 2017:	$335,935	$233,498	$242,438	$671,817	$741,631

Investment Income:
Reinvested Dividends	-	7,698	1,944	-	12,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,528	1,422	2,833	6,127	7,829
Net Investment Income (Loss)	(5,528)	6,276	(889)	(6,127)	4,412

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,610	-	-	159,258	18,452
Realized Gain (Loss) on Investments	(9,096)	(39,910)	(28,798)	(88,870)	(4,611)
Net Realized Capital Gains (Losses) on Investments	23,514	(39,910)	(28,798)	70,388	13,841
Net Change in Unrealized Appreciation (Depreciation)	(77,310)	10,776	(2,171)	(174,317)	(17,047)
Net Gain (Loss) on Investment	(53,796)	(29,134)	(30,969)	(103,929)	(3,206)

Net Increase (Decrease) in Net Assets Resulting from Operations	(59,324)	(22,858)	(31,858)	(110,056)	1,206

Increase (Decrease) in Net Assets from Contract Transactions	(16,696)	(179,946)	(27,830)	(395,185)	(171,598)

Total Increase (Decrease) in Net Assets	(76,020)	(202,804)	(59,688)	(505,241)	(170,392)

Net Assets as of December 31, 2018:	$259,915	$30,694	$182,750	$166,576	$571,239

Investment Income:
Reinvested Dividends	-	746	1,812	-	8,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,507	362	2,911	2,998	7,918
Net Investment Income (Loss)	(4,507)	384	(1,099)	(2,998)	662

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	32,216
Realized Gain (Loss) on Investments	(2,148)	(2,881)	33,668	10,725	12,899
Net Realized Capital Gains (Losses) on Investments	(2,148)	(2,881)	33,668	10,725	45,115
Net Change in Unrealized Appreciation (Depreciation)	63,828	6,215	3,658	75,490	66,729
Net Gain (Loss) on Investment	61,680	3,334	37,326	86,215	111,844

Net Increase (Decrease) in Net Assets Resulting from Operations	57,173	3,718	36,227	83,217	112,506

Increase (Decrease) in Net Assets from Contract Transactions	213,712	(11,437)	(57,164)	45,377	(82,566)

Total Increase (Decrease) in Net Assets	270,885	(7,719)	(20,937)	128,594	29,940

Net Assets as of December 31, 2019:	$530,800	$22,975	$161,813	$295,170	$601,179

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA Aegon High Yield Bond	TA Aegon U.S. Government	TA Barrow Hanley Dividend	TA BlackRock Global Real Estate	TA BlackRock Government
	Service Class Subaccount	Securities Service Class Subaccount	Focused Service Class Subaccount	Securities Service Class Subaccount	Money Market Service Class Subaccount

Net Assets as of December 31, 2017:	$3,424,379	$9,244,896	$9,905,768	$4,591,272	$4,762,191

Investment Income:
Reinvested Dividends	175,025	195,721	174,718	296,818	38,755
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,892	117,249	125,947	53,391	66,206
Net Investment Income (Loss)	133,133	78,472	48,771	243,427	(27,451)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	14,680	(596,895)	506,065	52,588	-
Net Realized Capital Gains (Losses) on Investments	14,680	(596,895)	506,065	52,588	-
Net Change in Unrealized Appreciation (Depreciation)	(264,377)	485,619	(1,713,241)	(752,055)	-
Net Gain (Loss) on Investment	(249,697)	(111,276)	(1,207,176)	(699,467)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(116,564)	(32,804)	(1,158,405)	(456,040)	(27,451)

Increase (Decrease) in Net Assets from Contract Transactions	(684,591)	5,799,629	(1,232,395)	(988,382)	31,185

Total Increase (Decrease) in Net Assets	(801,155)	5,766,825	(2,390,800)	(1,444,422)	3,734

Net Assets as of December 31, 2018:	$2,623,224	$15,011,721	$7,514,968	$3,146,850	$4,765,925

Investment Income:
Reinvested Dividends	135,483	149,198	176,389	20,544	71,630
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,760	136,741	110,622	47,077	57,009
Net Investment Income (Loss)	100,723	12,457	65,767	(26,533)	14,621

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,218,568	-	-
Realized Gain (Loss) on Investments	6,489	14,772	312,001	14,960	-
Net Realized Capital Gains (Losses) on Investments	6,489	14,772	1,530,569	14,960	-
Net Change in Unrealized Appreciation (Depreciation)	198,523	470,142	(10,019)	718,818	-
Net Gain (Loss) on Investment	205,012	484,914	1,520,550	733,778	-

Net Increase (Decrease) in Net Assets Resulting from Operations	305,735	497,371	1,586,317	707,245	14,621

Increase (Decrease) in Net Assets from Contract Transactions	(579,744)	(9,303,513)	(650,805)	(302,345)	(645,433)

Total Increase (Decrease) in Net Assets	(274,009)	(8,806,142)	935,512	404,900	(630,812)

Net Assets as of December 31, 2019:	$2,349,215	$6,205,579	$8,450,480	$3,551,750	$4,135,113

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA BlackRock iShares Edge 40	TA BlackRock Tactical	TA Greystone International	TA Janus Balanced Service	TA Janus Mid-Cap Growth
	Service Class Subaccount	Allocation Service Class Subaccount	Growth Service Class Subaccount	Class Subaccount	Service Class Subaccount

Net Assets as of December 31, 2017:	$701,360	$2,899,470	$3,084,499	$1,018,422	$5,168,407

Investment Income:
Reinvested Dividends	10,240	26,010	24,783	13,909	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,911	37,386	35,834	14,772	71,668
Net Investment Income (Loss)	1,329	(11,376)	(11,051)	(863)	(71,668)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	118,012	13,395	22,909	228,071
Realized Gain (Loss) on Investments	8,066	(30,906)	42,747	38,795	(25,484)
Net Realized Capital Gains (Losses) on Investments	8,066	87,106	56,142	61,704	202,587
Net Change in Unrealized Appreciation (Depreciation)	(47,859)	(225,470)	(552,091)	(102,658)	(257,509)
Net Gain (Loss) on Investment	(39,793)	(138,364)	(495,949)	(40,954)	(54,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	(38,464)	(149,740)	(507,000)	(41,817)	(126,590)

Increase (Decrease) in Net Assets from Contract Transactions	(82,225)	(613,271)	(589,356)	282,571	(1,220,642)

Total Increase (Decrease) in Net Assets	(120,689)	(763,011)	(1,096,356)	240,754	(1,347,232)

Net Assets as of December 31, 2018:	$580,671	$2,136,459	$1,988,143	$1,259,176	$3,821,175

Investment Income:
Reinvested Dividends	11,891	53,369	27,430	19,870	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,214	32,641	29,570	19,236	63,467
Net Investment Income (Loss)	3,677	20,728	(2,140)	634	(63,467)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	79,759	112,659	336,058	64,946	266,180
Realized Gain (Loss) on Investments	2,870	4,135	30,331	54,079	400,630
Net Realized Capital Gains (Losses) on Investments	82,629	116,794	366,389	119,025	666,810
Net Change in Unrealized Appreciation (Depreciation)	(10,017)	197,642	126,769	136,293	706,895
Net Gain (Loss) on Investment	72,612	314,436	493,158	255,318	1,373,705

Net Increase (Decrease) in Net Assets Resulting from Operations	76,289	335,164	491,018	255,952	1,310,238

Increase (Decrease) in Net Assets from Contract Transactions	(80,803)	(39,848)	(208,515)	(35,181)	(505,397)

Total Increase (Decrease) in Net Assets	(4,514)	295,316	282,503	220,771	804,841

Net Assets as of December 31, 2019:	$576,157	$2,431,775	$2,270,646	$1,479,947	$4,626,016

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA JPMorgan Asset Allocation -	TA JPMorgan Asset Allocation -	TA JPMorgan Asset Allocation -	TA JPMorgan Asset Allocation -	TA JPMorgan Core Bond
	Conservative Service Class Subaccount	Growth Service Class Subaccount	Moderate Service Class Subaccount	Moderate Growth Service Class Subaccount	Service Class Subaccount

Net Assets as of December 31, 2017:	$33,983,700	$47,966,990	$88,814,022	$210,946,251	$3,986,885

Investment Income:
Reinvested Dividends	468,000	699,544	1,178,901	3,171,061	95,917
Investment Expense:
Mortality and Expense Risk and Administrative Charges	421,854	606,972	1,098,376	2,724,973	48,748
Net Investment Income (Loss)	46,146	92,572	80,525	446,088	47,169

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,230,785	2,796,334	3,710,268	10,112,417	-
Realized Gain (Loss) on Investments	416,914	3,838,909	3,745,188	7,821,561	(36,972)
Net Realized Capital Gains (Losses) on Investments	1,647,699	6,635,243	7,455,456	17,933,978	(36,972)
Net Change in Unrealized Appreciation (Depreciation)	(3,326,218)	(11,393,361)	(12,491,019)	(34,041,377)	(77,679)
Net Gain (Loss) on Investment	(1,678,519)	(4,758,118)	(5,035,563)	(16,107,399)	(114,651)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,632,373)	(4,665,546)	(4,955,038)	(15,661,311)	(67,482)

Increase (Decrease) in Net Assets from Contract Transactions	(5,995,006)	(9,942,493)	(15,197,723)	(31,932,861)	(788,306)

Total Increase (Decrease) in Net Assets	(7,627,379)	(14,608,039)	(20,152,761)	(47,594,172)	(855,788)

Net Assets as of December 31, 2018:	$26,356,321	$33,358,951	$68,661,261	$163,352,079	$3,131,097

Investment Income:
Reinvested Dividends	570,260	524,951	1,334,359	3,258,311	72,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	343,504	496,092	954,366	2,364,980	44,470
Net Investment Income (Loss)	226,756	28,859	379,993	893,331	28,119

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	901,088	3,285,889	3,898,178	14,345,253	-
Realized Gain (Loss) on Investments	(10,280)	2,128,853	1,985,578	3,896,277	5,564
Net Realized Capital Gains (Losses) on Investments	890,808	5,414,742	5,883,756	18,241,530	5,564
Net Change in Unrealized Appreciation (Depreciation)	1,725,330	2,146,042	3,072,926	8,857,901	173,178
Net Gain (Loss) on Investment	2,616,138	7,560,784	8,956,682	27,099,431	178,742

Net Increase (Decrease) in Net Assets Resulting from Operations	2,842,894	7,589,643	9,336,675	27,992,762	206,861

Increase (Decrease) in Net Assets from Contract Transactions	(5,448,263)	(4,428,463)	(9,271,457)	(19,550,004)	(49,943)

Total Increase (Decrease) in Net Assets	(2,605,369)	3,161,180	65,218	8,442,758	156,918

Net Assets as of December 31, 2019:	$23,750,952	$36,520,131	$68,726,479	$171,794,837	$3,288,015

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA JPMorgan Enhanced	TA JPMorgan International	TA JPMorgan Tactical Allocation	TA Legg Mason Dynamic
	Index Service Class Subaccount	Moderate Growth Service Class Subaccount	Service Class Subaccount	Allocation - Balanced Service Class Subaccount

Net Assets as of December 31, 2017:	$4,508,838	$15,249,369	$4,201,262	$174,930

Investment Income:
Reinvested Dividends	37,677	287,749	71,295	2,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,551	184,524	53,601	2,420
Net Investment Income (Loss)	(20,874)	103,225	17,694	(327)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	187,044	134,540	104,812	-
Realized Gain (Loss) on Investments	205,820	496,089	86,069	1,597
Net Realized Capital Gains (Losses) on Investments	392,864	630,629	190,881	1,597
Net Change in Unrealized Appreciation (Depreciation)	(667,785)	(2,514,472)	(386,940)	(5,853)
Net Gain (Loss) on Investment	(274,921)	(1,883,843)	(196,059)	(4,256)

Net Increase (Decrease) in Net Assets Resulting from Operations	(295,795)	(1,780,618)	(178,365)	(4,583)

Increase (Decrease) in Net Assets from Contract Transactions	(502,449)	(2,319,417)	(496,512)	209,216

Total Increase (Decrease) in Net Assets	(798,244)	(4,100,035)	(674,877)	204,633

Net Assets as of December 31, 2018:	$3,710,594	$11,149,334	$3,526,385	$379,563

Investment Income:
Reinvested Dividends	35,053	226,486	73,028	2,635
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,548	147,866	48,868	3,034
Net Investment Income (Loss)	(16,495)	78,620	24,160	(399)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	432,663	908,858	43,582	4,172
Realized Gain (Loss) on Investments	242,003	256,549	73,801	18,448
Net Realized Capital Gains (Losses) on Investments	674,666	1,165,407	117,383	22,620
Net Change in Unrealized Appreciation (Depreciation)	328,169	376,475	210,746	11,408
Net Gain (Loss) on Investment	1,002,835	1,541,882	328,129	34,028

Net Increase (Decrease) in Net Assets Resulting from Operations	986,340	1,620,502	352,289	33,629

Increase (Decrease) in Net Assets from Contract Transactions	(670,584)	(1,990,977)	(406,295)	(244,660)

Total Increase (Decrease) in Net Assets	315,756	(370,475)	(54,006)	(211,031)

Net Assets as of December 31, 2019:	$4,026,350	$10,778,859	$3,472,379	$168,532

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA Legg Mason Dynamic	TA Managed Risk - Balanced ETF	TA Managed Risk - Conservative	TA Managed Risk - Growth
	Allocation - Growth Service Class Subaccount	Service Class Subaccount	ETF Service Class Subaccount	ETF Service Class Subaccount

Net Assets as of December 31, 2017:	$17,761	$1,254,124	$1,058,076	$3,349,066

Investment Income:
Reinvested Dividends	71	16,008	17,961	49,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	244	14,886	13,564	43,158
Net Investment Income (Loss)	(173)	1,122	4,397	6,465

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,640	-
Realized Gain (Loss) on Investments	832	28,602	2,866	30,888
Net Realized Capital Gains (Losses) on Investments	832	28,602	9,506	30,888
Net Change in Unrealized Appreciation (Depreciation)	(5,098)	(83,192)	(59,363)	(296,429)
Net Gain (Loss) on Investment	(4,266)	(54,590)	(49,857)	(265,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,439)	(53,468)	(45,460)	(259,076)

Increase (Decrease) in Net Assets from Contract Transactions	34,900	(430,846)	144,845	(296,484)

Total Increase (Decrease) in Net Assets	30,461	(484,314)	99,385	(555,560)

Net Assets as of December 31, 2018:	$48,222	$769,810	$1,157,461	$2,793,506

Investment Income:
Reinvested Dividends	713	18,889	19,119	45,359
Investment Expense:
Mortality and Expense Risk and Administrative Charges	639	12,353	13,245	36,853
Net Investment Income (Loss)	74	6,536	5,874	8,506

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,793	25,163	45,846	225,659
Realized Gain (Loss) on Investments	129	5,237	8,166	62,315
Net Realized Capital Gains (Losses) on Investments	1,922	30,400	54,012	287,974
Net Change in Unrealized Appreciation (Depreciation)	5,031	76,323	43,541	147,727
Net Gain (Loss) on Investment	6,953	106,723	97,553	435,701

Net Increase (Decrease) in Net Assets Resulting from Operations	7,027	113,259	103,427	444,207

Increase (Decrease) in Net Assets from Contract Transactions	(7,989)	108,810	(332,803)	(591,816)

Total Increase (Decrease) in Net Assets	(962)	222,069	(229,376)	(147,609)

Net Assets as of December 31, 2019:	$47,260	$991,879	$928,085	$2,645,897

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA Market Participation	TA Morgan Stanley Capital	TA Multi-Managed Balanced	TA PIMCO Tactical - Balanced	TA PIMCO Tactical -
	Strategy Service Class Subaccount	Growth Service Class Subaccount	Service Class Subaccount	Service Class Subaccount	Conservative Service Class Subaccount

Net Assets as of December 31, 2017:	$128,955	$4,897,364	$23,341,818	$527,714	$385,456

Investment Income:
Reinvested Dividends	466	-	255,722	14,221	10,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,850	74,241	297,810	6,521	4,820
Net Investment Income (Loss)	(1,384)	(74,241)	(42,088)	7,700	6,030

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,998	944,573	839,019	32,544	20,556
Realized Gain (Loss) on Investments	971	356,402	364,720	10,011	(3,382)
Net Realized Capital Gains (Losses) on Investments	7,969	1,300,975	1,203,739	42,555	17,174
Net Change in Unrealized Appreciation (Depreciation)	(15,087)	(974,860)	(2,208,811)	(84,787)	(43,071)
Net Gain (Loss) on Investment	(7,118)	326,115	(1,005,072)	(42,232)	(25,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,502)	251,874	(1,047,160)	(34,532)	(19,867)

Increase (Decrease) in Net Assets from Contract Transactions	35,007	(773,658)	(3,507,628)	(149,445)	111,808

Total Increase (Decrease) in Net Assets	26,505	(521,784)	(4,554,788)	(183,977)	91,941

Net Assets as of December 31, 2018:	$155,460	$4,375,580	$18,787,030	$343,737	$477,397

Investment Income:
Reinvested Dividends	1,518	-	261,374	515	486
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,163	83,904	257,347	4,930	7,521
Net Investment Income (Loss)	(645)	(83,904)	4,027	(4,415)	(7,035)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,125	456,658	1,166,936	-	-
Realized Gain (Loss) on Investments	199	99,030	526,171	(1,203)	18,234
Net Realized Capital Gains (Losses) on Investments	25,324	555,688	1,693,107	(1,203)	18,234
Net Change in Unrealized Appreciation (Depreciation)	1,055	757,670	1,756,322	64,660	71,776
Net Gain (Loss) on Investment	26,379	1,313,358	3,449,429	63,457	90,010

Net Increase (Decrease) in Net Assets Resulting from Operations	25,734	1,229,454	3,453,456	59,042	82,975

Increase (Decrease) in Net Assets from Contract Transactions	(9,456)	4,193,629	(3,374,806)	(76,393)	7,376

Total Increase (Decrease) in Net Assets	16,278	5,423,083	78,650	(17,351)	90,351

Net Assets as of December 31, 2019:	$171,738	$9,798,663	$18,865,680	$326,386	$567,748

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA PIMCO Tactical - Growth	TA PIMCO Total Return	TA QS Investors Active Asset	TA QS Investors Active Asset Allocation -
	Service Class Subaccount	Service Class Subaccount	Allocation - Conservative Service Class Subaccount	Moderate Service Class Subaccount

Net Assets as of December 31, 2017:	$307,291	$10,587,588	$1,305,206	$829,118

Investment Income:
Reinvested Dividends	8,688	218,856	13,111	10,275
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,109	126,636	13,458	10,188
Net Investment Income (Loss)	4,579	92,220	(347)	87

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,145	48,020	-	-
Realized Gain (Loss) on Investments	4,530	(148,316)	57,932	13,237
Net Realized Capital Gains (Losses) on Investments	32,675	(100,296)	57,932	13,237
Net Change in Unrealized Appreciation (Depreciation)	(63,862)	(244,731)	(112,601)	(53,941)
Net Gain (Loss) on Investment	(31,187)	(345,027)	(54,669)	(40,704)

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,608)	(252,807)	(55,016)	(40,617)

Increase (Decrease) in Net Assets from Contract Transactions	(24,961)	(2,058,320)	(467,537)	(137,927)

Total Increase (Decrease) in Net Assets	(51,569)	(2,311,127)	(522,553)	(178,544)

Net Assets as of December 31, 2018:	$255,722	$8,276,461	$782,653	$650,574

Investment Income:
Reinvested Dividends	-	192,643	16,104	16,910
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,520	114,373	11,211	12,685
Net Investment Income (Loss)	(3,520)	78,270	4,893	4,225

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	60,977	63,936
Realized Gain (Loss) on Investments	807	(6,426)	22	3,344
Net Realized Capital Gains (Losses) on Investments	807	(6,426)	60,999	67,280
Net Change in Unrealized Appreciation (Depreciation)	49,201	472,652	9,114	9,619
Net Gain (Loss) on Investment	50,008	466,226	70,113	76,899

Net Increase (Decrease) in Net Assets Resulting from Operations	46,488	544,496	75,006	81,124

Increase (Decrease) in Net Assets from Contract Transactions	(59,374)	(178,069)	(26,436)	192,315

Total Increase (Decrease) in Net Assets	(12,886)	366,427	48,570	273,439

Net Assets as of December 31, 2019:	$242,836	$8,642,888	$831,223	$924,013

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Premier Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2018 and 2019

	TA QS Investors Active Asset Allocation -		TA T. Rowe Price Small Cap	TA WMC US Growth Service
	Moderate Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	Service Class Subaccount	Class Subaccount

Net Assets as of December 31, 2017:	$1,208,019	$19,221,567	$4,872,868	$16,355,511

Investment Income:
Reinvested Dividends	18,361	116,372	-	45,283
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,276	242,774	65,178	232,903
Net Investment Income (Loss)	1,085	(126,402)	(65,178)	(187,620)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,722,484	267,348	1,390,478
Realized Gain (Loss) on Investments	22,930	(180,734)	212,515	502,124
Net Realized Capital Gains (Losses) on Investments	22,930	1,541,750	479,863	1,892,602
Net Change in Unrealized Appreciation (Depreciation)	(118,370)	(3,452,028)	(724,212)	(1,743,061)
Net Gain (Loss) on Investment	(95,440)	(1,910,278)	(244,349)	149,541

Net Increase (Decrease) in Net Assets Resulting from Operations	(94,355)	(2,036,680)	(309,527)	(38,079)

Increase (Decrease) in Net Assets from Contract Transactions	114,840	(3,922,326)	(1,124,727)	(2,307,415)

Total Increase (Decrease) in Net Assets	20,485	(5,959,006)	(1,434,254)	(2,345,494)

Net Assets as of December 31, 2018:	$1,228,504	$13,262,561	$3,438,614	$14,010,017

Investment Income:
Reinvested Dividends	21,428	108,075	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,953	201,109	55,944	230,489
Net Investment Income (Loss)	3,475	(93,034)	(55,944)	(230,489)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,009	1,149,591	470,038	1,424,943
Realized Gain (Loss) on Investments	1,937	(366,133)	47,952	557,511
Net Realized Capital Gains (Losses) on Investments	86,946	783,458	517,990	1,982,454
Net Change in Unrealized Appreciation (Depreciation)	29,298	2,297,387	566,024	3,362,238
Net Gain (Loss) on Investment	116,244	3,080,845	1,084,014	5,344,692

Net Increase (Decrease) in Net Assets Resulting from Operations	119,719	2,987,811	1,028,070	5,114,203

Increase (Decrease) in Net Assets from Contract Transactions	(71,555)	(1,144,746)	(178,751)	(1,264,148)

Total Increase (Decrease) in Net Assets	48,164	1,843,065	849,319	3,850,055

Net Assets as of December 31, 2019:	$1,276,668	$15,105,626	$4,287,933	$17,860,072

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Premier Life Insurance Company (TPLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TPLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TPLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares

Access One Trust	Access One Trust

Access VP High Yield	Access VP High Yield FundSM

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust

Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares

ProFunds	ProFunds

ProFund VP Asia 30	ProFund VP Asia 30

ProFund VP Basic Materials	ProFund VP Basic Materials

ProFund VP Bull	ProFund VP Bull

ProFund VP Consumer Services	ProFund VP Consumer Services

ProFund VP Emerging Markets	ProFund VP Emerging Markets

ProFund VP Europe 30	ProFund VP Europe 30

ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar

ProFund VP Financials	ProFund VP Financials

ProFund VP Government Money Market	ProFund VP Government Money Market

ProFund VP International	ProFund VP International

ProFund VP Japan	ProFund VP Japan

ProFund VP Mid-Cap	ProFund VP Mid-Cap

ProFund VP NASDAQ-100	ProFund VP NASDAQ-100

ProFund VP Oil & Gas	ProFund VP Oil & Gas

ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals

ProFund VP Precious Metals	ProFund VP Precious Metals

ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets

ProFund VP Short International	ProFund VP Short International

ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap	ProFund VP Short Small-Cap

ProFund VP Small-Cap	ProFund VP Small-Cap

ProFund VP Small-Cap Value	ProFund VP Small-Cap Value

ProFund VP Telecommunications	ProFund VP Telecommunications

ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus

ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap

ProFund VP Utilities	ProFund VP Utilities

18

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Transamerica Series Trust	Transamerica Series Trust

TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class

TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class

TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class

TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class

TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class

TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class

TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class

TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class

TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class

TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class

TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class

TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class

TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class

TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class

TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class

TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class

TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class

TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class

TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class

TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class

TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class

TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class

TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class

TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class

TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

19

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

1.  Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2019:

Subaccount	Formerly

Franklin Allocation Class 4 Shares	Franklin Founding Funds Allocation Class 4 Shares

TA BlackRock iShares Edge 40 Service Class	TA BlackRock Smart Beta 40 Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount

TA Morgan Stanley Capital Growth Service Class	TA Jennison Growth Service Class

20

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2019.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2019.

21

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2019 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$188,597	$137,606

Access VP High Yield	240,583	280,325

Fidelity® VIP Index 500 Service Class 2	452,258	668,646

Franklin Allocation Class 4 Shares	123,022	490,804

ProFund VP Asia 30	824,664	599,884

ProFund VP Basic Materials	168,549	121,613

ProFund VP Bull	320,011	260,855

ProFund VP Consumer Services	32,519	49,662

ProFund VP Emerging Markets	1,513,699	1,607,102

ProFund VP Europe 30	1,311,522	1,176,553

ProFund VP Falling U.S. Dollar	1,467,397	1,690,209

ProFund VP Financials	160,855	77,748

ProFund VP Government Money Market	2,691,962	4,574,956

ProFund VP International	146,517	164,231

ProFund VP Japan	740,094	645,722

ProFund VP Mid-Cap	447,109	507,289

ProFund VP NASDAQ-100	524,152	667,316

ProFund VP Oil & Gas	1,063,261	1,015,387

ProFund VP Pharmaceuticals	57,162	42,703

ProFund VP Precious Metals	1,006,609	1,027,406

ProFund VP Short Emerging Markets	843,859	839,392

ProFund VP Short International	670,775	667,912

ProFund VP Short NASDAQ-100	1,585,514	1,621,170

ProFund VP Short Small-Cap	223,648	255,173

ProFund VP Small-Cap	444,801	535,908

ProFund VP Small-Cap Value	591,038	381,829

ProFund VP Telecommunications	746	11,798

ProFund VP U.S. Government Plus	755,813	814,069

ProFund VP UltraSmall-Cap	255,579	213,200

ProFund VP Utilities	133,163	182,849

TA Aegon High Yield Bond Service Class	643,517	1,122,539

TA Aegon U.S. Government Securities Service Class	2,340,479	11,631,515

TA Barrow Hanley Dividend Focused Service Class	2,104,411	1,470,892

TA BlackRock Global Real Estate Securities Service Class	224,872	553,741

TA BlackRock Government Money Market Service Class	2,572,202	3,202,965

TA BlackRock iShares Edge 40 Service Class	125,898	123,266

22

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Tactical Allocation Service Class	$381,443	$287,900

TA Greystone International Growth Service Class	779,334	653,947

TA Janus Balanced Service Class	334,246	303,844

TA Janus Mid-Cap Growth Service Class	1,332,979	1,635,662

TA JPMorgan Asset Allocation - Conservative Service Class	1,876,185	6,196,535

TA JPMorgan Asset Allocation - Growth Service Class	6,201,300	7,315,096

TA JPMorgan Asset Allocation - Moderate Service Class	7,287,828	12,281,208

TA JPMorgan Asset Allocation - Moderate Growth Service Class	20,722,901	25,034,310

TA JPMorgan Core Bond Service Class	459,420	481,239

TA JPMorgan Enhanced Index Service Class	513,236	767,637

TA JPMorgan International Moderate Growth Service Class	1,422,910	2,426,390

TA JPMorgan Tactical Allocation Service Class	560,707	899,257

TA Legg Mason Dynamic Allocation - Balanced Service Class	21,942	262,829

TA Legg Mason Dynamic Allocation - Growth Service Class	4,086	10,207

TA Managed Risk - Balanced ETF Service Class	250,397	109,894

TA Managed Risk - Conservative ETF Service Class	65,079	346,161

TA Managed Risk - Growth ETF Service Class	319,973	677,624

TA Market Participation Strategy Service Class	31,006	15,982

TA Morgan Stanley Capital Growth Service Class	5,491,456	925,046

TA Multi-Managed Balanced Service Class	2,747,111	4,950,974

TA PIMCO Tactical - Balanced Service Class	22,022	102,834

TA PIMCO Tactical - Conservative Service Class	327,941	327,603

TA PIMCO Tactical - Growth Service Class	6,912	69,805

TA PIMCO Total Return Service Class	1,819,099	1,918,929

TA QS Investors Active Asset Allocation - Conservative Service Class	79,028	39,592

TA QS Investors Active Asset Allocation - Moderate Service Class	341,538	81,062

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	171,759	154,833

TA Small/Mid Cap Value Service Class	2,099,122	2,187,320

TA T. Rowe Price Small Cap Service Class	999,371	764,023

TA WMC US Growth Service Class	2,480,250	2,549,909

23

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	3,785	(57,930)	(54,145)	73,755	(146,880)	(73,125)

Access VP High Yield	123,559	(147,062)	(23,503)	106,869	(231,167)	(124,298)

Fidelity® VIP Index 500 Service Class 2	69,785	(208,464)	(138,679)	84,536	(363,100)	(278,564)

Franklin Allocation Class 4 Shares	-	(231,157)	(231,157)	2,387	(35,625)	(33,238)

ProFund VP Asia 30	866,121	(629,933)	236,188	696,856	(998,260)	(301,404)

ProFund VP Basic Materials	131,885	(95,657)	36,228	247,930	(353,301)	(105,371)

ProFund VP Bull	179,842	(156,863)	22,979	82,237	(255,145)	(172,908)

ProFund VP Consumer Services	8,022	(17,390)	(9,368)	11,338	(99,829)	(88,491)

ProFund VP Emerging Markets	1,936,931	(2,078,291)	(141,360)	1,794,696	(2,126,770)	(332,074)

ProFund VP Europe 30	1,472,987	(1,325,516)	147,471	199,837	(306,494)	(106,657)

ProFund VP Falling U.S. Dollar	2,389,561	(2,747,126)	(357,565)	3,918,966	(3,516,857)	402,109

ProFund VP Financials	122,423	(67,479)	54,944	905,134	(1,014,926)	(109,792)

ProFund VP Government Money Market	3,004,689	(5,140,724)	(2,136,035)	6,673,622	(5,239,303)	1,434,319

ProFund VP International	189,374	(202,550)	(13,176)	458,469	(843,693)	(385,224)

ProFund VP Japan	824,111	(711,640)	112,471	943,165	(1,056,686)	(113,521)

ProFund VP Mid-Cap	256,034	(293,478)	(37,444)	187,617	(246,351)	(58,734)

ProFund VP NASDAQ-100	174,803	(219,877)	(45,074)	214,603	(329,967)	(115,364)

ProFund VP Oil & Gas	1,359,560	(1,332,549)	27,011	822,301	(1,008,506)	(186,205)

ProFund VP Pharmaceuticals	11,096	(21,097)	(10,001)	27,793	(51,293)	(23,500)

ProFund VP Precious Metals	2,218,365	(2,239,122)	(20,757)	912,188	(1,230,980)	(318,792)

ProFund VP Short Emerging Markets	3,301,252	(3,293,564)	7,688	5,383,129	(5,943,355)	(560,226)

ProFund VP Short International	1,928,077	(1,921,612)	6,465	3,622,548	(3,877,882)	(255,334)

ProFund VP Short NASDAQ-100	13,155,476	(13,688,265)	(532,789)	19,039,393	(19,837,667)	(798,274)

ProFund VP Short Small-Cap	1,332,199	(1,549,446)	(217,247)	4,895,875	(4,682,195)	213,680

ProFund VP Small-Cap	296,288	(349,800)	(53,512)	464,141	(422,276)	41,865

ProFund VP Small-Cap Value	348,206	(225,159)	123,047	658,806	(674,657)	(15,851)

ProFund VP Telecommunications	-	(11,460)	(11,460)	5,827	(186,437)	(180,610)

24

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	424,135	(451,385)	(27,250)	349,788	(376,649)	(26,861)

ProFund VP UltraSmall-Cap	164,065	(134,887)	29,178	718,111	(973,807)	(255,696)

ProFund VP Utilities	54,163	(101,812)	(47,649)	166,975	(283,317)	(116,342)

TA Aegon High Yield Bond Service Class	250,199	(531,391)	(281,192)	30,623	(377,980)	(347,357)

TA Aegon U.S. Government Securities Service Class	1,682,892	(8,920,878)	(7,237,986)	7,877,884	(3,186,123)	4,691,761

TA Barrow Hanley Dividend Focused Service Class	311,609	(588,278)	(276,669)	161,950	(700,352)	(538,402)

TA BlackRock Global Real Estate Securities Service Class	93,919	(227,931)	(134,012)	51,939	(519,157)	(467,218)

TA BlackRock Government Money Market Service Class	2,627,408	(3,323,378)	(695,970)	3,323,014	(3,288,230)	34,784

TA BlackRock iShares Edge 40 Service Class	22,948	(75,083)	(52,135)	37,556	(95,322)	(57,766)

TA BlackRock Tactical Allocation Service Class	184,643	(212,263)	(27,620)	96,152	(639,922)	(543,770)

TA Greystone International Growth Service Class	353,926	(530,154)	(176,228)	123,925	(616,572)	(492,647)

TA Janus Balanced Service Class	160,804	(180,096)	(19,292)	343,369	(163,625)	179,744

TA Janus Mid-Cap Growth Service Class	387,813	(551,928)	(164,115)	285,421	(807,699)	(522,278)

TA JPMorgan Asset Allocation - Conservative Service Class	269,249	(3,658,675)	(3,389,426)	945,274	(4,716,409)	(3,771,135)

TA JPMorgan Asset Allocation - Growth Service Class	1,258,436	(3,491,353)	(2,232,917)	335,371	(5,369,712)	(5,034,341)

TA JPMorgan Asset Allocation - Moderate Service Class	1,200,044	(6,421,676)	(5,221,632)	870,513	(9,376,596)	(8,506,083)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,774,073	(12,030,644)	(10,256,571)	1,560,357	(18,385,659)	(16,825,302)

TA JPMorgan Core Bond Service Class	257,032	(294,320)	(37,288)	224,265	(779,339)	(555,074)

TA JPMorgan Enhanced Index Service Class	19,785	(280,229)	(260,444)	38,153	(243,273)	(205,120)

TA JPMorgan International Moderate Growth Service Class	268,571	(2,019,207)	(1,750,636)	205,860	(2,187,435)	(1,981,575)

TA JPMorgan Tactical Allocation Service Class	340,322	(649,339)	(309,017)	247,070	(640,045)	(392,975)

TA Legg Mason Dynamic Allocation - Balanced Service Class	12,211	(213,755)	(201,544)	218,737	(33,986)	184,751

TA Legg Mason Dynamic Allocation - Growth Service Class	1,230	(7,237)	(6,007)	36,466	(10,431)	26,035

TA Managed Risk - Balanced ETF Service Class	146,581	(70,711)	75,870	21,774	(337,071)	(315,297)

TA Managed Risk - Conservative ETF Service Class	117	(238,690)	(238,573)	179,510	(67,053)	112,457

TA Managed Risk - Growth ETF Service Class	34,954	(444,864)	(409,910)	46,909	(253,087)	(206,178)

TA Market Participation Strategy Service Class	3,284	(10,337)	(7,053)	38,941	(13,197)	25,744

25

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Morgan Stanley Capital Growth Service Class	1,439,822	(232,648)	1,207,174	266,901	(514,831)	(247,930)

TA Multi-Managed Balanced Service Class	537,401	(1,903,545)	(1,366,144)	320,063	(1,823,663)	(1,503,600)

TA PIMCO Tactical - Balanced Service Class	19,438	(80,641)	(61,203)	27,275	(155,068)	(127,793)

TA PIMCO Tactical - Conservative Service Class	297,436	(283,095)	14,341	229,114	(118,969)	110,145

TA PIMCO Tactical - Growth Service Class	6,230	(56,645)	(50,415)	26,522	(49,366)	(22,844)

TA PIMCO Total Return Service Class	1,081,365	(1,208,771)	(127,406)	402,841	(1,844,570)	(1,441,729)

TA QS Investors Active Asset Allocation - Conservative Service Class	1,750	(22,854)	(21,104)	467,563	(869,726)	(402,163)

TA QS Investors Active Asset Allocation - Moderate Service Class	221,885	(55,859)	166,026	2,701	(116,281)	(113,580)

TA QS Investors Active Asset Allocation - Moderate Growth Service Class	51,115	(102,067)	(50,952)	252,401	(166,963)	85,438

TA Small/Mid Cap Value Service Class	239,201	(549,728)	(310,527)	137,223	(1,211,566)	(1,074,343)

TA T. Rowe Price Small Cap Service Class	150,921	(203,848)	(52,927)	320,559	(666,876)	(346,317)

TA WMC US Growth Service Class	359,234	(779,003)	(419,769)	223,904	(1,076,336)	(852,432)

26

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$7,846	$(118,086)	$(110,240)	$153,088	$(291,907)	$(138,819)

Access VP High Yield	221,490	(275,122)	(53,632)	186,404	(400,589)	(214,185)

Fidelity® VIP Index 500 Service Class 2	193,928	(574,535)	(380,607)	225,054	(923,329)	(698,275)

Franklin Allocation Class 4 Shares	-	(471,318)	(471,318)	5,022	(74,550)	(69,528)

ProFund VP Asia 30	824,736	(594,990)	229,746	653,090	(936,644)	(283,554)

ProFund VP Basic Materials	159,067	(118,211)	40,856	342,419	(475,456)	(133,037)

ProFund VP Bull	310,621	(255,376)	55,245	134,179	(406,885)	(272,706)

ProFund VP Consumer Services	20,767	(45,799)	(25,032)	27,803	(241,035)	(213,232)

ProFund VP Emerging Markets	1,511,502	(1,598,315)	(86,813)	1,434,631	(1,703,861)	(269,230)

ProFund VP Europe 30	1,307,090	(1,174,327)	132,763	183,480	(277,689)	(94,209)

ProFund VP Falling U.S. Dollar	1,467,452	(1,689,240)	(221,788)	2,559,381	(2,299,948)	259,433

ProFund VP Financials	131,901	(70,121)	61,780	928,539	(1,018,442)	(89,903)

ProFund VP Government Money Market	2,684,352	(4,562,450)	(1,878,098)	5,919,466	(4,655,805)	1,263,661

ProFund VP International	145,545	(158,925)	(13,380)	371,116	(692,870)	(321,754)

ProFund VP Japan	740,083	(644,621)	95,462	883,572	(990,442)	(106,870)

ProFund VP Mid-Cap	446,675	(500,261)	(53,586)	330,485	(429,494)	(99,009)

ProFund VP NASDAQ-100	518,171	(653,863)	(135,692)	580,179	(915,111)	(334,932)

ProFund VP Oil & Gas	1,039,171	(1,010,256)	28,915	695,751	(860,489)	(164,738)

ProFund VP Pharmaceuticals	20,257	(38,780)	(18,523)	49,417	(91,203)	(41,786)

ProFund VP Precious Metals	1,006,802	(1,024,420)	(17,618)	399,296	(508,479)	(109,183)

ProFund VP Short Emerging Markets	839,191	(838,520)	671	1,326,893	(1,463,518)	(136,625)

ProFund VP Short International	670,099	(667,455)	2,644	1,235,208	(1,322,737)	(87,529)

ProFund VP Short NASDAQ-100	1,585,605	(1,619,653)	(34,048)	2,465,835	(2,585,208)	(119,373)

ProFund VP Short Small-Cap	220,032	(254,561)	(34,529)	795,833	(772,106)	23,727

ProFund VP Small-Cap	444,915	(531,037)	(86,122)	763,268	(698,490)	64,778

ProFund VP Small-Cap Value	591,372	(377,660)	213,712	1,186,093	(1,202,789)	(16,696)

ProFund VP Telecommunications	-	(11,437)	(11,437)	5,807	(185,753)	(179,946)

27

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	$754,204	$(811,368)	$(57,164)	$541,643	$(569,473)	$(27,830)
ProFund VP UltraSmall-Cap	255,788	(210,411)	45,377	1,209,543	(1,604,728)	(395,185)
ProFund VP Utilities	92,764	(175,330)	(82,566)	264,305	(435,903)	(171,598)
TA Aegon High Yield Bond Service Class	510,038	(1,089,782)	(579,744)	61,270	(745,861)	(684,591)
TA Aegon U.S. Government Securities Service Class	2,197,764	(11,501,277)	(9,303,513)	9,806,325	(4,006,696)	5,799,629
TA Barrow Hanley Dividend Focused Service Class	727,433	(1,378,238)	(650,805)	375,170	(1,607,565)	(1,232,395)
TA BlackRock Global Real Estate Securities Service Class	212,910	(515,255)	(302,345)	111,342	(1,099,724)	(988,382)
TA BlackRock Government Money Market Service Class	2,504,850	(3,150,283)	(645,433)	3,124,301	(3,093,116)	31,185
TA BlackRock iShares Edge 40 Service Class	34,574	(115,377)	(80,803)	55,343	(137,568)	(82,225)
TA BlackRock Tactical Allocation Service Class	216,941	(256,789)	(39,848)	113,446	(726,717)	(613,271)
TA Greystone International Growth Service Class	420,013	(628,528)	(208,515)	154,332	(743,688)	(589,356)
TA Janus Balanced Service Class	249,794	(284,975)	(35,181)	520,465	(237,894)	282,571
TA Janus Mid-Cap Growth Service Class	1,074,559	(1,579,956)	(505,397)	729,191	(1,949,833)	(1,220,642)
TA JPMorgan Asset Allocation - Conservative Service Class	417,310	(5,865,573)	(5,448,263)	1,480,555	(7,475,561)	(5,995,006)
TA JPMorgan Asset Allocation - Growth Service Class	2,496,876	(6,925,339)	(4,428,463)	683,161	(10,625,654)	(9,942,493)
TA JPMorgan Asset Allocation - Moderate Service Class	2,104,819	(11,376,276)	(9,271,457)	1,545,807	(16,743,530)	(15,197,723)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,367,448	(22,917,452)	(19,550,004)	3,009,996	(34,942,857)	(31,932,861)
TA JPMorgan Core Bond Service Class	389,103	(439,046)	(49,943)	323,818	(1,112,124)	(788,306)
TA JPMorgan Enhanced Index Service Class	48,900	(719,484)	(670,584)	96,559	(599,008)	(502,449)
TA JPMorgan International Moderate Growth Service Class	305,531	(2,296,508)	(1,990,977)	246,117	(2,565,534)	(2,319,417)
TA JPMorgan Tactical Allocation Service Class	450,095	(856,390)	(406,295)	311,829	(808,341)	(496,512)
TA Legg Mason Dynamic Allocation - Balanced Service Class	15,150	(259,810)	(244,660)	249,605	(40,389)	209,216
TA Legg Mason Dynamic Allocation - Growth Service Class	1,581	(9,570)	(7,989)	48,390	(13,490)	34,900
TA Managed Risk - Balanced ETF Service Class	206,545	(97,735)	108,810	31,302	(462,148)	(430,846)
TA Managed Risk - Conservative ETF Service Class	171	(332,974)	(332,803)	237,612	(92,767)	144,845
TA Managed Risk - Growth ETF Service Class	49,875	(641,691)	(591,816)	68,815	(365,299)	(296,484)

28

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2019			Year Ended December 31, 2018
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Market Participation Strategy Service Class	$4,364	$(13,820)	$(9,456)	$51,968	$(16,961)	$35,007
TA Morgan Stanley Capital Growth Service Class	5,045,079	(851,450)	4,193,629	918,655	(1,692,313)	(773,658)
TA Multi-Managed Balanced Service Class	1,339,311	(4,714,117)	(3,374,806)	762,349	(4,269,977)	(3,507,628)
TA PIMCO Tactical - Balanced Service Class	21,582	(97,975)	(76,393)	33,666	(183,111)	(149,445)
TA PIMCO Tactical - Conservative Service Class	327,546	(320,170)	7,376	241,136	(129,328)	111,808
TA PIMCO Tactical - Growth Service Class	7,281	(66,655)	(59,374)	31,576	(56,537)	(24,961)
TA PIMCO Total Return Service Class	1,638,983	(1,817,052)	(178,069)	579,115	(2,637,435)	(2,058,320)
TA QS Investors Active Asset Allocation - Conservative Service Class	2,074	(28,510)	(26,436)	579,466	(1,047,003)	(467,537)
TA QS Investors Active Asset Allocation - Moderate Service Class	261,152	(68,837)	192,315	3,339	(141,266)	(137,927)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	66,773	(138,328)	(71,555)	344,997	(230,157)	114,840
TA Small/Mid Cap Value Service Class	888,203	(2,032,949)	(1,144,746)	513,635	(4,435,961)	(3,922,326)
TA T. Rowe Price Small Cap Service Class	539,388	(718,139)	(178,751)	1,074,291	(2,199,018)	(1,124,727)
TA WMC US Growth Service Class	1,087,304	(2,351,452)	(1,264,148)	600,771	(2,908,186)	(2,307,415)

29

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Wealth Strategy Class B Shares

12/31/2019	587,292	$2.20	to	$11.69	$1,273,502	2.33%	1.45%	to	2.70%	16.51%	to	15.10%

12/31/2018	641,437	1.89	to	10.16	1,194,643	1.68	1.45	to	2.70	(7.76)	to	(8.88)

12/31/2017	714,562	2.05	to	11.15	1,446,397	1.81	1.45	to	2.70	13.97	to	12.98

12/31/2016	821,102	1.80	to	1.67	1,461,113	1.77	1.45	to	2.35	2.95	to	2.05

12/31/2015	788,985	1.74	to	1.64	1,363,487	1.99	1.45	to	2.35	(0.15)	to	(1.03)
Access VP High Yield

12/31/2019	148,040	1.95	to	10.82	282,092	4.88	1.25	to	2.50	11.04	to	9.69

12/31/2018	171,543	1.75	to	9.86	295,335	2.44	1.25	to	2.50	(1.85)	to	(3.05)

12/31/2017	295,841	1.78	to	10.17	521,710	3.79	1.25	to	2.50	3.50	to	2.59

12/31/2016	294,605	1.72	to	1.59	501,246	3.06	1.25	to	2.15	7.66	to	6.71

12/31/2015	255,423	1.60	to	1.49	404,776	3.22	1.25	to	2.15	(1.08)	to	(1.95)
Fidelity® VIP Index 500 Service Class 2

12/31/2019	2,921,556	3.10	to	13.88	9,004,198	1.77	1.25	to	2.50	29.40	to	27.83

12/31/2018	3,060,235	2.40	to	10.85	7,286,441	1.53	1.25	to	2.50	(5.91)	to	(7.07)

12/31/2017	3,338,799	2.55	to	11.68	8,445,673	1.61	1.25	to	2.50	19.91	to	18.86

12/31/2016	3,292,274	2.12	to	1.89	6,948,214	1.41	1.25	to	2.15	10.21	to	9.24

12/31/2015	3,005,242	1.93	to	1.73	5,758,522	1.77	1.25	to	2.15	(0.17)	to	(1.05)
Franklin Allocation Class 4 Shares

12/31/2019	586,279	2.24	to	11.04	1,309,253	3.10	1.40	to	2.65	17.91	to	16.48

12/31/2018	817,436	1.90	to	9.48	1,549,711	2.83	1.40	to	2.65	(10.84)	to	(11.93)

12/31/2017	850,674	2.13	to	10.76	1,809,391	2.48	1.40	to	2.65	10.24	to	9.27

12/31/2016	910,185	1.94	to	1.80	1,756,861	3.67	1.40	to	2.30	11.37	to	10.39

12/31/2015	942,065	1.74	to	1.63	1,633,412	2.78	1.40	to	2.30	(7.53)	to	(8.35)
ProFund VP Asia 30

12/31/2019	616,347	1.03	to	12.42	630,148	0.20	1.25	to	2.50	24.75	to	23.22

12/31/2018	380,159	0.83	to	10.08	310,684	0.41	1.25	to	2.50	(19.61)	to	(20.59)

12/31/2017	681,563	1.03	to	12.70	694,995	-	1.25	to	2.50	31.24	to	30.09

12/31/2016	552,195	0.79	to	0.72	428,290	0.98	1.25	to	2.15	(0.60)	to	(1.47)

12/31/2015	685,230	0.79	to	0.73	534,505	0.31	1.25	to	2.15	(10.50)	to	(11.29)
ProFund VP Basic Materials

12/31/2019	279,484	1.31	to	10.82	361,818	0.34	1.25	to	2.50	16.27	to	14.85

12/31/2018	243,256	1.12	to	9.42	270,799	0.42	1.25	to	2.50	(18.68)	to	(19.68)

12/31/2017	348,627	1.38	to	11.73	477,771	0.40	1.25	to	2.50	21.44	to	20.38

12/31/2016	331,682	1.14	to	1.05	372,783	0.54	1.25	to	2.15	17.03	to	16.00

12/31/2015	255,376	0.97	to	0.90	246,269	0.73	1.25	to	2.15	(14.98)	to	(15.74)
ProFund VP Bull

12/31/2019	268,757	1.87	to	13.23	492,698	0.32	1.25	to	2.50	27.29	to	25.74

12/31/2018	245,778	1.47	to	10.52	353,365	-	1.25	to	2.50	(7.31)	to	(8.45)

12/31/2017	418,686	1.58	to	11.49	651,950	-	1.25	to	2.50	17.87	to	16.84

12/31/2016	510,803	1.34	to	1.24	677,573	-	1.25	to	2.15	8.31	to	7.36

12/31/2015	839,254	1.24	to	1.15	1,026,327	-	1.25	to	2.15	(1.69)	to	(2.55)
ProFund VP Consumer Services

12/31/2019	99,500	2.82	to	13.60	272,733	-	1.25	to	2.50	23.10	to	21.60

12/31/2018	108,868	2.29	to	11.18	242,989	-	1.25	to	2.50	(0.63)	to	(1.85)

12/31/2017	197,359	2.31	to	11.39	448,031	-	1.25	to	2.50	16.91	to	15.88

12/31/2016	135,728	1.97	to	1.82	262,898	-	1.25	to	2.15	2.90	to	2.00

12/31/2015	154,837	1.92	to	1.78	292,098	-	1.25	to	2.15	3.40	to	2.49

30

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets

12/31/2019	1,127,153	$0.88	to	$12.70	$979,098	0.50%	1.25%	to	2.50%	22.70%	to	21.20%

12/31/2018	1,268,513	0.71	to	10.48	900,403	0.23	1.25	to	2.50	(16.32)	to	(17.35)

12/31/2017	1,600,587	0.85	to	12.68	1,354,567	0.06	1.25	to	2.50	31.62	to	30.46

12/31/2016	1,184,224	0.65	to	0.60	759,795	0.22	1.25	to	2.15	9.64	to	8.68

12/31/2015	1,135,786	0.59	to	0.55	665,270	0.93	1.25	to	2.15	(18.38)	to	(19.10)
ProFund VP Europe 30

12/31/2019	294,186	0.93	to	11.08	270,133	2.65	1.25	to	2.50	16.33	to	14.91

12/31/2018	146,715	0.80	to	9.64	114,627	2.73	1.25	to	2.50	(15.19)	to	(16.24)

12/31/2017	253,372	0.94	to	11.51	233,725	2.57	1.25	to	2.50	18.24	to	17.20

12/31/2016	298,362	0.79	to	0.73	233,147	2.78	1.25	to	2.15	6.48	to	5.55

12/31/2015	443,162	0.75	to	0.69	326,544	3.81	1.25	to	2.15	(11.98)	to	(12.75)
ProFund VP Falling U.S. Dollar

12/31/2019	77,161	0.61	to	9.24	46,586	0.07	1.25	to	2.50	(3.54)	to	(4.72)

12/31/2018	434,726	0.63	to	9.70	272,662	-	1.25	to	2.50	(7.47)	to	(8.61)

12/31/2017	32,617	0.68	to	10.62	21,400	-	1.25	to	2.50	7.12	to	6.18

12/31/2016	16,520	0.63	to	0.58	10,273	-	1.25	to	2.15	(7.02)	to	(7.84)

12/31/2015	23,104	0.68	to	0.63	15,498	-	1.25	to	2.15	(11.12)	to	(11.90)
ProFund VP Financials

12/31/2019	588,727	1.18	to	12.57	678,227	0.50	1.25	to	2.50	28.66	to	27.09

12/31/2018	533,783	0.92	to	9.89	478,685	0.35	1.25	to	2.50	(11.54)	to	(12.63)

12/31/2017	643,575	1.04	to	11.32	653,816	0.37	1.25	to	2.50	16.73	to	15.71

12/31/2016	500,226	0.89	to	0.82	437,089	0.35	1.25	to	2.15	13.90	to	12.90

12/31/2015	615,160	0.78	to	0.72	474,812	0.29	1.25	to	2.15	(2.71)	to	(3.57)
ProFund VP Government Money Market

12/31/2019	757,275	0.89	to	9.40	665,533	0.86	1.25	to	2.50	(0.47)	to	(1.69)

12/31/2018	2,893,310	0.90	to	9.56	2,548,636	0.44	1.25	to	2.50	(0.83)	to	(2.04)

12/31/2017	1,458,991	0.90	to	9.76	1,299,994	0.02	1.25	to	2.50	(1.21)	to	(2.08)

12/31/2016	1,743,552	0.91	to	0.84	1,582,257	0.02	1.25	to	2.15	(1.22)	to	(2.08)

12/31/2015	3,067,711	0.93	to	0.86	2,811,323	0.02	1.25	to	2.15	(1.21)	to	(2.08)
ProFund VP International

12/31/2019	508,415	0.83	to	11.17	416,523	0.27	1.25	to	2.50	17.80	to	16.36

12/31/2018	521,591	0.70	to	9.60	362,951	-	1.25	to	2.50	(16.81)	to	(17.83)

12/31/2017	906,815	0.85	to	11.68	757,960	-	1.25	to	2.50	20.30	to	19.24

12/31/2016	848,398	0.70	to	0.65	590,938	-	1.25	to	2.15	(2.15)	to	(3.01)

12/31/2015	704,661	0.72	to	0.67	501,211	-	1.25	to	2.15	(4.71)	to	(5.55)
ProFund VP Japan

12/31/2019	162,942	0.98	to	11.32	159,858	0.07	1.25	to	2.50	18.52	to	17.07

12/31/2018	50,471	0.83	to	9.67	41,754	-	1.25	to	2.50	(12.73)	to	(13.80)

12/31/2017	163,992	0.95	to	11.22	155,564	-	1.25	to	2.50	16.99	to	15.97

12/31/2016	94,772	0.81	to	0.75	76,592	-	1.25	to	2.15	(0.82)	to	(1.70)

12/31/2015	375,799	0.82	to	0.76	304,089	-	1.25	to	2.15	4.50	to	3.58
ProFund VP Mid-Cap

12/31/2019	315,910	1.84	to	11.11	572,449	0.17	1.25	to	2.50	22.00	to	20.51

12/31/2018	353,354	1.50	to	9.22	523,610	-	1.25	to	2.50	(13.94)	to	(15.00)

12/31/2017	412,088	1.75	to	10.84	710,295	-	1.25	to	2.50	12.04	to	11.05

12/31/2016	624,600	1.56	to	1.44	961,034	-	1.25	to	2.15	16.73	to	15.71

12/31/2015	405,328	1.34	to	1.24	535,444	-	1.25	to	2.15	(5.63)	to	(6.46)
ProFund VP NASDAQ-100

12/31/2019	325,547	3.47	to	16.01	1,107,920	-	1.25	to	2.50	35.01	to	33.37

12/31/2018	370,621	2.57	to	12.00	935,395	-	1.25	to	2.50	(3.09)	to	(4.28)

12/31/2017	485,985	2.65	to	12.54	1,272,527	-	1.25	to	2.50	28.77	to	27.64

12/31/2016	329,204	2.06	to	1.89	670,414	-	1.25	to	2.15	3.96	to	3.05

12/31/2015	472,950	1.98	to	1.84	925,686	-	1.25	to	2.15	6.13	to	5.19

31

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Oil & Gas

12/31/2019	636,386	$0.75	to	$7.70	$471,705	1.56%	1.25%	to	2.50%	7.18%	to	5.87%

12/31/2018	609,375	0.70	to	7.27	420,002	1.64	1.25	to	2.50	(21.21)	to	(22.18)

12/31/2017	795,580	0.89	to	9.35	697,939	1.20	1.25	to	2.50	(4.37)	to	(5.21)

12/31/2016	663,039	0.93	to	0.85	608,453	1.33	1.25	to	2.15	22.65	to	21.58

12/31/2015	585,783	0.76	to	0.70	437,920	0.60	1.25	to	2.15	(24.32)	to	(24.99)
ProFund VP Pharmaceuticals

12/31/2019	156,301	1.97	to	10.78	301,683	0.83	1.25	to	2.50	12.63	to	11.26

12/31/2018	166,302	1.75	to	9.69	285,947	1.05	1.25	to	2.50	(7.36)	to	(8.50)

12/31/2017	189,802	1.89	to	10.59	352,170	0.95	1.25	to	2.50	9.00	to	8.04

12/31/2016	270,240	1.73	to	1.60	461,259	0.83	1.25	to	2.15	(4.92)	to	(5.75)

12/31/2015	412,956	1.82	to	1.69	742,924	0.53	1.25	to	2.15	3.15	to	2.24
ProFund VP Precious Metals

12/31/2019	446,209	0.57	to	11.87	252,786	0.04	1.25	to	2.50	44.18	to	42.42

12/31/2018	466,966	0.40	to	8.33	183,594	-	1.25	to	2.50	(14.54)	to	(15.59)

12/31/2017	785,758	0.47	to	9.87	361,416	-	1.25	to	2.50	3.98	to	3.07

12/31/2016	653,369	0.45	to	0.41	288,756	-	1.25	to	2.15	53.90	to	52.55

12/31/2015	725,742	0.29	to	0.27	208,746	-	1.25	to	2.15	(33.68)	to	(34.27)
ProFund VP Short Emerging Markets

12/31/2019	202,628	0.22	to	6.12	43,833	0.39	1.25	to	2.50	(21.97)	to	(22.92)

12/31/2018	194,940	0.28	to	7.94	54,088	-	1.25	to	2.50	11.19	to	9.83

12/31/2017	755,166	0.25	to	7.23	190,506	-	1.25	to	2.50	(28.73)	to	(29.36)

12/31/2016	86,435	0.36	to	0.33	30,216	-	1.25	to	2.15	(17.27)	to	(18.00)

12/31/2015	132,187	0.43	to	0.40	55,948	-	1.25	to	2.15	10.14	to	9.17
ProFund VP Short International

12/31/2019	69,471	0.32	to	7.16	21,382	0.33	1.25	to	2.50	(18.44)	to	(19.43)

12/31/2018	63,006	0.39	to	8.89	23,776	-	1.25	to	2.50	14.04	to	12.64

12/31/2017	318,340	0.34	to	7.89	107,432	-	1.25	to	2.50	(21.61)	to	(22.30)

12/31/2016	50,238	0.43	to	0.40	21,403	-	1.25	to	2.15	(7.06)	to	(7.87)

12/31/2015	43,845	0.46	to	0.43	20,135	-	1.25	to	2.15	(4.97)	to	(5.81)
ProFund VP Short NASDAQ-100

12/31/2019	397,871	0.10	to	4.93	38,608	0.05	1.25	to	2.50	(28.95)	to	(29.81)

12/31/2018	930,660	0.14	to	7.02	125,630	-	1.25	to	2.50	(4.09)	to	(5.27)

12/31/2017	1,728,934	0.14	to	7.41	247,840	-	1.25	to	2.50	(26.17)	to	(26.82)

12/31/2016	154,491	0.20	to	0.18	29,848	-	1.25	to	2.15	(11.17)	to	(11.95)

12/31/2015	163,268	0.22	to	0.20	35,620	-	1.25	to	2.15	(14.12)	to	(14.87)
ProFund VP Short Small-Cap

12/31/2019	214,503	0.15	to	7.13	31,660	0.09	1.25	to	2.50	(21.76)	to	(22.72)

12/31/2018	431,750	0.19	to	9.22	80,676	-	1.25	to	2.50	9.02	to	7.69

12/31/2017	218,070	0.18	to	8.57	37,793	-	1.25	to	2.50	(15.26)	to	(16.00)

12/31/2016	77,608	0.21	to	0.19	15,780	-	1.25	to	2.15	(22.56)	to	(23.24)

12/31/2015	89,931	0.27	to	0.25	23,672	-	1.25	to	2.15	(2.05)	to	(2.91)
ProFund VP Small-Cap

12/31/2019	215,447	1.64	to	10.99	348,108	-	1.25	to	2.50	22.08	to	20.59

12/31/2018	268,959	1.34	to	9.11	355,702	-	1.25	to	2.50	(13.97)	to	(15.03)

12/31/2017	227,094	1.56	to	10.73	350,069	-	1.25	to	2.50	11.04	to	10.07

12/31/2016	319,819	1.41	to	1.29	443,193	-	1.25	to	2.15	18.21	to	17.17

12/31/2015	340,088	1.19	to	1.10	399,545	-	1.25	to	2.15	(7.37)	to	(8.18)
ProFund VP Small-Cap Value

12/31/2019	302,754	1.78	to	10.44	530,800	-	1.25	to	2.50	21.05	to	19.57

12/31/2018	179,707	1.47	to	8.73	259,915	-	1.25	to	2.50	(15.28)	to	(16.32)

12/31/2017	195,558	1.73	to	10.43	335,935	0.01	1.25	to	2.50	8.36	to	7.41

12/31/2016	613,861	1.60	to	1.47	972,690	-	1.25	to	2.15	27.19	to	26.07

12/31/2015	283,273	1.26	to	1.17	354,401	-	1.25	to	2.15	(9.41)	to	(10.21)

32

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Telecommunications

12/31/2019	22,293	$1.05	to	$8.71	$22,975	2.96%	1.25%	to	2.50%	13.35%	to	11.97%

12/31/2018	33,753	0.93	to	7.78	30,694	7.89	1.25	to	2.50	(16.16)	to	(17.19)

12/31/2017	214,363	1.11	to	9.40	233,498	3.79	1.25	to	2.50	(3.33)	to	(4.18)

12/31/2016	412,121	1.15	to	1.06	460,945	1.59	1.25	to	2.15	20.16	to	19.10

12/31/2015	126,370	0.96	to	0.89	118,126	1.98	1.25	to	2.15	0.27	to	(0.62)
ProFund VP U.S. Government Plus

12/31/2019	86,095	1.91	to	11.33	161,813	0.84	1.25	to	2.50	16.76	to	15.34

12/31/2018	113,345	1.63	to	9.82	182,750	0.94	1.25	to	2.50	(6.60)	to	(7.74)

12/31/2017	140,206	1.75	to	10.64	242,438	0.43	1.25	to	2.50	8.14	to	7.19

12/31/2016	219,238	1.62	to	1.49	350,399	-	1.25	to	2.15	(1.54)	to	(2.40)

12/31/2015	118,040	1.64	to	1.53	191,815	-	1.25	to	2.15	(6.81)	to	(7.63)
ProFund VP UltraSmall-Cap

12/31/2019	163,627	1.82	to	11.97	295,170	-	1.25	to	2.50	45.51	to	43.74

12/31/2018	134,449	1.25	to	8.33	166,576	-	1.25	to	2.50	(27.86)	to	(28.75)

12/31/2017	390,145	1.73	to	11.69	671,817	-	1.25	to	2.50	23.66	to	22.57

12/31/2016	253,348	1.40	to	1.29	350,132	-	1.25	to	2.15	37.87	to	36.66

12/31/2015	161,112	1.02	to	0.94	162,752	-	1.25	to	2.15	(14.05)	to	(14.81)
ProFund VP Utilities

12/31/2019	320,509	1.90	to	12.98	601,179	1.47	1.25	to	2.50	21.36	to	19.88

12/31/2018	368,158	1.57	to	10.83	571,239	2.12	1.25	to	2.50	1.61	to	0.36

12/31/2017	484,500	1.54	to	10.79	741,631	2.45	1.25	to	2.50	9.28	to	8.32

12/31/2016	375,650	1.41	to	1.30	525,787	1.35	1.25	to	2.15	13.66	to	12.66

12/31/2015	340,426	1.24	to	1.15	420,579	2.05	1.25	to	2.15	(7.56)	to	(8.37)
TA Aegon High Yield Bond Service Class

12/31/2019	1,099,426	2.19	to	10.97	2,349,215	5.39	1.25	to	2.50	12.57	to	11.19

12/31/2018	1,380,618	1.94	to	9.87	2,623,224	5.83	1.25	to	2.50	(3.92)	to	(5.09)

12/31/2017	1,727,975	2.02	to	10.40	3,424,379	5.50	1.25	to	2.50	5.89	to	4.96

12/31/2016	2,040,431	1.91	to	1.70	3,826,962	5.43	1.25	to	2.15	13.59	to	12.59

12/31/2015	1,814,878	1.68	to	1.51	3,007,608	5.45	1.25	to	2.15	(5.48)	to	(6.31)
TA Aegon U.S. Government Securities Service Class

12/31/2019	4,694,593	1.35	to	10.11	6,205,579	1.53	1.25	to	2.50	5.04	to	3.75

12/31/2018	11,932,579	1.29	to	9.75	15,011,721	2.33	1.25	to	2.50	(1.23)	to	(2.44)

12/31/2017	7,240,818	1.30	to	9.99	9,244,896	2.51	1.25	to	2.50	1.10	to	0.21

12/31/2016	20,564,105	1.29	to	1.15	25,994,227	0.44	1.25	to	2.15	(1.09)	to	(1.96)

12/31/2015	20,056,342	1.30	to	1.17	25,688,858	1.44	1.25	to	2.15	(1.41)	to	(2.28)
TA Barrow Hanley Dividend Focused Service Class

12/31/2019	3,353,035	2.57	to	11.56	8,450,480	2.18	1.25	to	2.50	22.05	to	20.56

12/31/2018	3,629,704	2.11	to	9.59	7,514,968	1.90	1.25	to	2.50	(12.78)	to	(13.85)

12/31/2017	4,168,106	2.42	to	11.13	9,905,768	2.13	1.25	to	2.50	14.70	to	13.69

12/31/2016	4,850,475	2.11	to	1.88	10,066,597	1.86	1.25	to	2.15	13.18	to	12.18

12/31/2015	5,751,344	1.86	to	1.67	10,557,219	1.62	1.25	to	2.15	(5.02)	to	(5.86)
TA BlackRock Global Real Estate Securities Service Class

12/31/2019	1,468,402	2.47	to	11.40	3,551,750	0.59	1.25	to	2.50	23.34	to	21.84

12/31/2018	1,602,414	2.00	to	9.35	3,146,850	7.64	1.25	to	2.50	(11.44)	to	(12.53)

12/31/2017	2,069,632	2.26	to	10.69	4,591,272	3.25	1.25	to	2.50	9.65	to	8.68

12/31/2016	2,190,687	2.06	to	1.84	4,437,476	1.40	1.25	to	2.15	(0.82)	to	(1.69)

12/31/2015	2,536,772	2.08	to	1.87	5,187,562	3.91	1.25	to	2.15	(2.10)	to	(2.96)
TA BlackRock Government Money Market Service Class

12/31/2019	4,328,151	0.97	to	9.53	4,135,113	1.71	1.25	to	2.50	0.46	to	(0.76)

12/31/2018	5,024,121	0.97	to	9.60	4,765,925	0.81	1.25	to	2.50	(0.41)	to	(1.63)

12/31/2017	4,989,337	0.97	to	9.76	4,762,191	0.01	1.25	to	2.50	(1.22)	to	(2.09)

12/31/2016	7,738,995	0.98	to	0.88	7,480,331	0.01	1.25	to	2.15	(1.23)	to	(2.09)

12/31/2015	9,393,364	1.00	to	0.90	9,209,208	0.01	1.25	to	2.15	(1.23)	to	(2.10)

33

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Edge 40 Service Class

12/31/2019	363,011	$1.62	to	$11.12	$576,157	1.96%	1.25%	to	2.50%	13.68%	to	12.30%

12/31/2018	415,146	1.42	to	9.90	580,671	1.58	1.25	to	2.50	(5.61)	to	(6.77)

12/31/2017	472,912	1.51	to	10.62	701,360	1.47	1.25	to	2.50	8.17	to	7.22

12/31/2016	574,639	1.39	to	1.24	787,847	1.19	1.25	to	2.15	0.73	to	(0.15)

12/31/2015	672,938	1.38	to	1.24	918,192	1.08	1.25	to	2.15	(1.65)	to	(2.52)
TA BlackRock Tactical Allocation Service Class

12/31/2019	1,920,133	1.28	to	11.53	2,431,775	2.23	1.25	to	2.50	15.61	to	14.20

12/31/2018	1,947,753	1.10	to	10.10	2,136,459	0.95	1.25	to	2.50	(5.60)	to	(6.76)

12/31/2017	2,491,523	1.17	to	10.83	2,899,470	1.47	1.25	to	2.50	10.31	to	9.34

12/31/2016	2,694,568	1.06	to	1.03	2,845,422	2.25	1.25	to	2.15	3.62	to	2.71

12/31/2015	3,347,664	1.02	to	1.01	3,415,055	1.71	1.25	to	2.15	(1.36)	to	(2.23)
TA Greystone International Growth Service Class

12/31/2019	1,754,564	1.31	to	12.22	2,270,646	1.27	1.25	to	2.50	25.83	to	24.30

12/31/2018	1,930,792	1.04	to	9.83	1,988,143	0.95	1.25	to	2.50	(18.97)	to	(19.96)

12/31/2017	2,423,439	1.29	to	12.28	3,084,499	1.19	1.25	to	2.50	25.42	to	24.32

12/31/2016	2,496,387	1.03	to	0.94	2,533,828	1.33	1.25	to	2.15	(1.36)	to	(2.23)

12/31/2015	2,710,271	1.04	to	0.97	2,793,202	1.61	1.25	to	2.15	(1.47)	to	(2.34)
TA Janus Balanced Service Class

12/31/2019	874,346	1.71	to	13.05	1,479,947	1.39	1.25	to	2.50	20.27	to	18.80

12/31/2018	893,638	1.42	to	10.98	1,259,176	1.30	1.25	to	2.50	(1.31)	to	(2.52)

12/31/2017	713,894	1.44	to	11.27	1,018,422	1.24	1.25	to	2.50	15.30	to	14.28

12/31/2016	813,771	1.25	to	1.17	1,010,619	1.01	1.25	to	2.15	2.84	to	1.93

12/31/2015	1,024,124	1.22	to	1.15	1,238,616	0.79	1.25	to	2.15	(1.11)	to	(1.99)
TA Janus Mid-Cap Growth Service Class

12/31/2019	1,496,316	3.15	to	15.78	4,626,016	-	1.25	to	2.50	34.65	to	33.00

12/31/2018	1,660,431	2.34	to	11.86	3,821,175	-	1.25	to	2.50	(2.68)	to	(3.87)

12/31/2017	2,182,709	2.40	to	12.34	5,168,407	-	1.25	to	2.50	27.15	to	26.04

12/31/2016	2,626,348	1.89	to	1.69	4,895,919	-	1.25	to	2.15	(3.51)	to	(4.35)

12/31/2015	3,207,389	1.96	to	1.76	6,200,299	-	1.25	to	2.15	(6.43)	to	(7.26)
TA JPMorgan Asset Allocation - Conservative Service Class

12/31/2019	13,993,854	1.74	to	11.29	23,750,952	2.29	1.25	to	2.50	12.15	to	10.78

12/31/2018	17,383,280	1.55	to	10.19	26,356,321	1.54	1.25	to	2.50	(5.47)	to	(6.63)

12/31/2017	21,154,415	1.64	to	10.91	33,983,700	1.84	1.25	to	2.50	11.18	to	10.20

12/31/2016	25,014,303	1.47	to	1.31	36,191,944	1.75	1.25	to	2.15	3.02	to	2.11

12/31/2015	29,365,601	1.43	to	1.29	41,301,457	1.95	1.25	to	2.15	(3.35)	to	(4.20)
TA JPMorgan Asset Allocation - Growth Service Class

12/31/2019	16,627,181	2.25	to	12.78	36,520,131	1.47	1.25	to	2.50	24.31	to	22.79

12/31/2018	18,860,098	1.81	to	10.41	33,358,951	1.61	1.25	to	2.50	(11.81)	to	(12.90)

12/31/2017	23,894,439	2.05	to	11.95	47,966,990	1.23	1.25	to	2.50	22.84	to	21.76

12/31/2016	25,306,815	1.67	to	1.49	41,421,471	1.89	1.25	to	2.15	4.52	to	3.60

12/31/2015	31,187,769	1.60	to	1.44	48,891,287	1.38	1.25	to	2.15	(3.32)	to	(4.18)
TA JPMorgan Asset Allocation - Moderate Service Class

12/31/2019	35,970,936	1.96	to	11.74	68,726,479	1.95	1.25	to	2.50	14.74	to	13.34

12/31/2018	41,192,568	1.71	to	10.36	68,661,261	1.50	1.25	to	2.50	(6.52)	to	(7.67)

12/31/2017	49,698,651	1.82	to	11.22	88,814,022	1.64	1.25	to	2.50	14.69	to	13.68

12/31/2016	56,985,183	1.59	to	1.42	88,936,047	1.94	1.25	to	2.15	3.96	to	3.05

12/31/2015	68,627,542	1.53	to	1.38	103,185,909	1.80	1.25	to	2.15	(3.68)	to	(4.53)

34

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class

12/31/2019	83,189,947	$2.12	to	$12.18	$171,794,837	1.93%	1.25%	to	2.50%	18.31%	to	16.87%

12/31/2018	93,446,518	1.79	to	10.42	163,352,079	1.64	1.25	to	2.50	(8.47)	to	(9.59)

12/31/2017	110,271,820	1.96	to	11.52	210,946,251	1.51	1.25	to	2.50	18.02	to	16.99

12/31/2016	123,349,322	1.66	to	1.48	200,277,877	1.77	1.25	to	2.15	4.94	to	4.02

12/31/2015	146,075,475	1.58	to	1.42	226,357,490	1.95	1.25	to	2.15	(3.72)	to	(4.57)
TA JPMorgan Core Bond Service Class

12/31/2019	2,137,653	1.57	to	10.38	3,288,015	2.25	1.25	to	2.50	6.92	to	5.61

12/31/2018	2,174,941	1.47	to	9.83	3,131,097	2.74	1.25	to	2.50	(1.33)	to	(2.54)

12/31/2017	2,730,015	1.49	to	10.09	3,986,885	2.50	1.25	to	2.50	2.15	to	1.25

12/31/2016	3,408,833	1.46	to	1.30	4,868,735	1.83	1.25	to	2.15	0.80	to	(0.08)

12/31/2015	3,447,238	1.45	to	1.30	4,897,541	1.66	1.25	to	2.15	(0.90)	to	(1.78)
TA JPMorgan Enhanced Index Service Class

12/31/2019	1,380,590	2.96	to	13.55	4,026,350	0.90	1.25	to	2.50	29.08	to	27.50

12/31/2018	1,641,034	2.29	to	10.63	3,710,594	0.86	1.25	to	2.50	(7.41)	to	(8.55)

12/31/2017	1,846,154	2.47	to	11.62	4,508,838	0.39	1.25	to	2.50	19.33	to	18.28

12/31/2016	2,069,936	2.07	to	1.85	4,247,399	0.18	1.25	to	2.15	9.75	to	8.79

12/31/2015	2,291,165	1.89	to	1.70	4,277,319	0.82	1.25	to	2.15	(1.58)	to	(2.45)
TA JPMorgan International Moderate Growth Service Class

12/31/2019	8,712,628	1.25	to	11.58	10,778,859	2.05	1.25	to	2.50	16.16	to	14.74

12/31/2018	10,463,264	1.08	to	10.09	11,149,334	2.11	1.25	to	2.50	(13.00)	to	(14.07)

12/31/2017	12,444,839	1.24	to	11.74	15,249,369	1.57	1.25	to	2.50	19.98	to	18.92

12/31/2016	14,366,165	1.03	to	0.94	14,690,218	1.79	1.25	to	2.15	(0.17)	to	(1.05)

12/31/2015	18,548,134	1.04	to	0.95	19,016,631	1.73	1.25	to	2.15	(3.10)	to	(3.95)
TA JPMorgan Tactical Allocation Service Class

12/31/2019	2,536,179	1.40	to	10.86	3,472,379	2.05	1.25	to	2.50	10.53	to	9.18

12/31/2018	2,845,196	1.26	to	9.95	3,526,385	1.84	1.25	to	2.50	(4.39)	to	(5.56)

12/31/2017	3,238,171	1.32	to	10.53	4,201,262	1.55	1.25	to	2.50	7.17	to	6.23

12/31/2016	3,464,941	1.23	to	1.10	4,200,480	1.10	1.25	to	2.15	2.91	to	2.00

12/31/2015	4,159,707	1.20	to	1.08	4,908,684	1.05	1.25	to	2.15	(1.63)	to	(2.50)
TA Legg Mason Dynamic Allocation - Balanced Service Class

12/31/2019	129,500	1.33	to	11.44	168,532	1.26	1.25	to	2.50	14.63	to	13.23

12/31/2018	331,044	1.16	to	10.11	379,563	1.29	1.25	to	2.50	(4.52)	to	(5.69)

12/31/2017	146,293	1.21	to	10.71	174,930	0.70	1.25	to	2.50	9.11	to	8.15

12/31/2016	355,602	1.11	to	1.06	392,455	1.05	1.25	to	2.15	(1.89)	to	(2.75)

12/31/2015	384,760	1.13	to	1.10	433,465	0.91	1.25	to	2.15	(3.29)	to	(4.14)
TA Legg Mason Dynamic Allocation - Growth Service Class

12/31/2019	33,985	1.40	to	11.60	47,260	1.44	1.25	to	2.50	15.39	to	13.98

12/31/2018	39,992	1.21	to	10.18	48,222	0.38	1.25	to	2.50	(5.91)	to	(7.07)

12/31/2017	13,957	1.29	to	10.96	17,761	1.00	1.25	to	2.50	11.81	to	10.83

12/31/2016	13,963	1.15	to	1.10	15,920	1.01	1.25	to	2.15	(2.21)	to	(3.07)

12/31/2015	13,969	1.18	to	1.14	16,317	0.49	1.25	to	2.15	(4.15)	to	(4.99)
TA Managed Risk - Balanced ETF Service Class

12/31/2019	668,948	1.51	to	11.53	991,879	2.12	1.25	to	2.50	14.22	to	12.83

12/31/2018	593,078	1.32	to	10.22	769,810	1.50	1.25	to	2.50	(5.73)	to	(6.89)

12/31/2017	908,375	1.40	to	10.97	1,254,124	1.79	1.25	to	2.50	12.04	to	11.06

12/31/2016	881,847	1.25	to	1.16	1,088,400	1.52	1.25	to	2.15	2.48	to	1.57

12/31/2015	941,860	1.22	to	1.14	1,134,501	1.22	1.25	to	2.15	(2.98)	to	(3.84)
TA Managed Risk - Conservative ETF Service Class

12/31/2019	629,625	1.49	to	11.09	928,085	1.95	1.25	to	2.50	10.81	to	9.45

12/31/2018	868,198	1.34	to	10.13	1,157,461	1.80	1.25	to	2.50	(4.79)	to	(5.96)

12/31/2017	755,741	1.41	to	10.77	1,058,076	1.61	1.25	to	2.50	9.66	to	8.70

12/31/2016	1,432,742	1.29	to	1.21	1,831,981	1.76	1.25	to	2.15	2.79	to	1.89

12/31/2015	1,248,933	1.25	to	1.19	1,554,625	1.54	1.25	to	2.15	(1.91)	to	(2.78)

35

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Managed Risk - Growth ETF Service Class

12/31/2019	1,691,822	$1.59	to	$12.04	$2,645,897	1.67%	1.25%	to	2.50%	17.94%	to	16.50%

12/31/2018	2,101,732	1.34	to	10.33	2,793,506	1.56	1.25	to	2.50	(8.31)	to	(9.44)

12/31/2017	2,307,910	1.47	to	11.41	3,349,066	1.59	1.25	to	2.50	17.01	to	15.99

12/31/2016	2,657,591	1.25	to	1.16	3,298,519	1.57	1.25	to	2.15	3.38	to	2.47

12/31/2015	3,166,649	1.21	to	1.13	3,806,633	1.41	1.25	to	2.15	(4.71)	to	(5.55)
TA Market Participation Strategy Service Class

12/31/2019	119,550	1.44	to	11.82	171,738	0.92	1.25	to	2.50	17.12	to	15.69

12/31/2018	126,603	1.23	to	10.22	155,460	0.33	1.25	to	2.50	(3.94)	to	(5.11)

12/31/2017	100,859	1.28	to	10.77	128,955	0.17	1.25	to	2.50	9.43	to	8.47

12/31/2016	375,297	1.17	to	1.13	439,177	0.16	1.25	to	2.15	2.88	to	1.97

12/31/2015	389,068	1.14	to	1.11	442,799	-	1.25	to	2.15	(4.44)	to	(5.28)
TA Morgan Stanley Capital Growth Service Class

12/31/2019	2,649,620	3.78	to	16.96	9,798,663	-	1.25	to	2.50	21.95	to	20.46

12/31/2018	1,442,446	3.10	to	14.08	4,375,580	-	1.25	to	2.50	5.11	to	3.82

12/31/2017	1,690,376	2.95	to	13.56	4,897,364	-	1.25	to	2.50	41.50	to	40.26

12/31/2016	1,631,488	2.09	to	1.86	3,342,580	-	1.25	to	2.15	(3.70)	to	(4.55)

12/31/2015	2,189,957	2.17	to	1.95	4,651,600	-	1.25	to	2.15	10.07	to	9.10
TA Multi-Managed Balanced Service Class

12/31/2019	7,081,225	2.72	to	12.23	18,865,680	1.39	1.25	to	2.50	20.00	to	18.53

12/31/2018	8,447,369	2.27	to	10.32	18,787,030	1.18	1.25	to	2.50	(5.10)	to	(6.26)

12/31/2017	9,950,969	2.39	to	11.01	23,341,818	0.75	1.25	to	2.50	12.42	to	11.43

12/31/2016	10,318,769	2.12	to	1.89	21,545,658	0.88	1.25	to	2.15	6.31	to	5.38

12/31/2015	10,950,664	2.00	to	1.80	21,535,100	1.21	1.25	to	2.15	(1.30)	to	(2.17)
TA PIMCO Tactical - Balanced Service Class

12/31/2019	252,678	1.31	to	11.52	326,386	0.15	1.25	to	2.50	18.20	to	16.76

12/31/2018	313,881	1.11	to	9.87	343,737	3.03	1.25	to	2.50	(8.09)	to	(9.22)

12/31/2017	441,674	1.21	to	10.87	527,714	0.31	1.25	to	2.50	10.66	to	9.69

12/31/2016	482,168	1.09	to	1.02	521,242	0.24	1.25	to	2.15	4.08	to	3.17

12/31/2015	813,416	1.05	to	0.99	845,667	-	1.25	to	2.15	(3.75)	to	(4.60)
TA PIMCO Tactical - Conservative Service Class

12/31/2019	467,517	1.24	to	11.37	567,748	0.09	1.25	to	2.50	16.11	to	14.70

12/31/2018	453,176	1.06	to	9.91	477,397	3.15	1.25	to	2.50	(6.32)	to	(7.47)

12/31/2017	343,031	1.14	to	10.71	385,456	0.98	1.25	to	2.50	9.04	to	8.08

12/31/2016	739,207	1.04	to	0.98	765,700	0.40	1.25	to	2.15	3.69	to	2.77

12/31/2015	755,231	1.01	to	0.95	755,074	0.29	1.25	to	2.15	(3.29)	to	(4.14)
TA PIMCO Tactical - Growth Service Class

12/31/2019	190,294	1.29	to	11.86	242,836	-	1.25	to	2.50	20.05	to	18.59

12/31/2018	240,709	1.08	to	10.00	255,722	2.97	1.25	to	2.50	(8.83)	to	(9.95)

12/31/2017	263,553	1.18	to	11.11	307,291	0.42	1.25	to	2.50	13.41	to	12.42

12/31/2016	294,458	1.04	to	0.98	303,705	-	1.25	to	2.15	3.58	to	2.67

12/31/2015	377,096	1.01	to	0.95	375,824	-	1.25	to	2.15	(4.65)	to	(5.49)
TA PIMCO Total Return Service Class

12/31/2019	5,625,560	1.56	to	10.42	8,642,888	2.25	1.25	to	2.50	6.88	to	5.58

12/31/2018	5,752,966	1.46	to	9.87	8,276,461	2.33	1.25	to	2.50	(2.25)	to	(3.45)

12/31/2017	7,194,695	1.49	to	10.22	10,587,588	-	1.25	to	2.50	3.36	to	2.45

12/31/2016	7,827,946	1.44	to	1.29	11,160,623	2.10	1.25	to	2.15	1.21	to	0.32

12/31/2015	9,353,336	1.43	to	1.28	13,190,625	2.52	1.25	to	2.15	(0.72)	to	(1.60)
TA QS Investors Active Asset Allocation - Conservative Service Class

12/31/2019	644,796	1.30	to	11.12	831,223	1.98	1.25	to	2.50	9.86	to	8.52

12/31/2018	665,900	1.19	to	10.25	782,653	1.37	1.25	to	2.50	(4.10)	to	(5.27)

12/31/2017	1,068,063	1.24	to	10.82	1,305,206	1.43	1.25	to	2.50	10.32	to	9.35

12/31/2016	3,308,561	1.12	to	1.07	3,688,627	1.24	1.25	to	2.15	1.38	to	0.49

12/31/2015	3,709,727	1.11	to	1.07	4,087,647	1.14	1.25	to	2.15	(3.57)	to	(4.42)

36

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA QS Investors Active Asset Allocation - Moderate Service Class

12/31/2019	720,840	$1.30	to	$11.31	$924,013	1.85%	1.25%	to	2.50%	9.76%	to	8.42%

12/31/2018	554,814	1.18	to	10.43	650,574	1.37	1.25	to	2.50	(5.36)	to	(6.52)

12/31/2017	668,394	1.25	to	11.16	829,118	1.52	1.25	to	2.50	14.03	to	13.02

12/31/2016	891,094	1.09	to	1.05	971,079	0.93	1.25	to	2.15	0.93	to	0.04

12/31/2015	2,278,971	1.08	to	1.05	2,465,080	0.75	1.25	to	2.15	(5.46)	to	(6.29)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class

12/31/2019	901,007	1.43	to	11.57	1,276,668	1.66	1.25	to	2.50	9.98	to	8.64

12/31/2018	951,959	1.30	to	10.65	1,228,504	1.47	1.25	to	2.50	(7.12)	to	(8.26)

12/31/2017	866,521	1.40	to	11.61	1,208,019	1.28	1.25	to	2.50	18.82	to	17.78

12/31/2016	1,033,172	1.18	to	1.13	1,213,784	0.96	1.25	to	2.15	0.71	to	(0.17)

12/31/2015	1,479,046	1.17	to	1.13	1,728,905	0.96	1.25	to	2.15	(7.69)	to	(8.50)
TA Small/Mid Cap Value Service Class

12/31/2019	3,772,360	4.09	to	11.59	15,105,626	0.74	1.25	to	2.50	23.40	to	21.89

12/31/2018	4,082,887	3.31	to	9.51	13,262,561	0.66	1.25	to	2.50	(12.73)	to	(13.81)

12/31/2017	5,157,230	3.79	to	11.03	19,221,567	0.95	1.25	to	2.50	13.84	to	12.84

12/31/2016	5,797,679	3.33	to	2.98	19,019,322	0.53	1.25	to	2.15	19.32	to	18.27

12/31/2015	6,732,246	2.79	to	2.52	18,523,786	0.77	1.25	to	2.15	(3.93)	to	(4.78)
TA T. Rowe Price Small Cap Service Class

12/31/2019	1,128,987	3.89	to	13.62	4,287,933	-	1.25	to	2.50	30.76	to	29.16

12/31/2018	1,181,914	2.97	to	10.54	3,438,614	-	1.25	to	2.50	(8.43)	to	(9.56)

12/31/2017	1,528,231	3.25	to	11.66	4,872,868	-	1.25	to	2.50	20.52	to	19.46

12/31/2016	1,603,560	2.69	to	2.40	4,246,857	-	1.25	to	2.15	9.64	to	8.67

12/31/2015	1,881,968	2.46	to	2.21	4,539,527	-	1.25	to	2.15	0.89	to	0.00
TA WMC US Growth Service Class

12/31/2019	5,236,235	3.50	to	16.43	17,860,072	-	1.25	to	2.50	37.95	to	36.27

12/31/2018	5,656,004	2.54	to	12.05	14,010,017	0.27	1.25	to	2.50	(1.27)	to	(2.49)

12/31/2017	6,508,436	2.57	to	12.36	16,355,511	0.21	1.25	to	2.50	27.28	to	26.16

12/31/2016	7,117,806	2.02	to	1.80	14,083,150	0.17	1.25	to	2.15	1.28	to	0.39

12/31/2015	8,387,989	1.99	to	1.79	16,419,452	0.50	1.25	to	2.15	5.29	to	4.37

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

37

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

6. Administrative and Mortality and Expense Risk Charges

TPLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TPLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TPLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TPLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TPLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TPLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TPLIC, as long as earnings are credited under the variable life contracts.

38

Transamerica Premier Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2019

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves. Since January 2020, the Coronavirus disease (COVID-19) pandemic and economic uncertainties have arisen which have impacted the Separate Account’s net assets. The extent to which the COVID-19 pandemic will continue to impact the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TPLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TPLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TPLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

39

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

		(1)	(a)	Resolution of the Board of Directors establishing Separate Account VA U. Note 1

			(b)	Resolution of Board of Directors of Transamerica Premier Life Insurance Company re- domesticating Separate Account VA U. Note 20

			(c)	Resolution of Board of Directors of Transamerica Premier Life Insurance Company Approving Plan of Merger with Western Reserve Life Assurance Co. of Ohio. Note 20

			(d)	Resolution of Board of Directors of Western Reserve Life Assurance Co. of Ohio Approving Plan of Merger with Transamerica Premier Life Insurance Company. Note 20

		(2)		Not Applicable.

		(3)	(a)	Amended and Restated Principal Underwriting Agreement—Monumental Life Insurance Company and Transamerica Capital, Inc. Note 2

			(b)	Amendment to Amended and Restated Principal Underwriting Agreement. Note 20

			(c)	Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 3

		(4)	(a)	Policy. Note 1

		(4)	(b)	Enhanced Death Benefit Rider (Return of Premium). Note 1

			(b)(1)	Enhanced Death Benefit Rider (Annual Step-Up). Note 1

			(b)(2)	Enhanced Death Benefit Rider (Double Enhanced). Note 1

			(b)(3)	Enhanced Death Benefit Rider (Roll-Up). Note 1

			(c)	Surrender Charge Modification Rider (Liquidity Rider). Note 1

			(d)	Additional Death Benefit Rider (Bee-Extra II). Note 1

			(e)	Premium Enhancement Rider. Note 4

			(f)	C-Share Rider. Note 4

			(g)	5 for Life Rider. Note 4

			(h)	Living Benefits Rider (GPS). Note 5

			(i)	Rider (5 for Life-Growth-without Death Benefit). Note 6

			(j)	Rider (5 for Life-Growth-with Death Benefit). Note 6

	(k)	Rider (Income Select for Life). Note 20

	(l)	Rider (Retirement Income Choice). Note 7

	(m)	Rider (Retirement Income Choice Double Withdrawal Base Benefit). Note 8

	(n)	Policy Endorsement (Fund Facilitation Fee). Note 8

(5)	(a)	Application. Note 9

(6)	(a)	Restated Articles of Incorporation and Articles of Re-domestication of Transamerica Premier Life Insurance Company. Note 20

	(b)	Amended and Restated Bylaws Transamerica Premier Life Insurance Company. Note 20

(7)		(Not Applicable)

(8)	(a)	Participation Agreement (Access One and ProFunds). Note 10

	(a)(1)	Amendment No. 1 to Participation Agreement (Access One and ProFunds). Note 20

	(a)(2)	Amendment No. 2 to Participation Agreement (Access One and ProFunds). Note 11

	(a)(3)	Amendment to Agreements (Confidential Information Access One and ProFunds). Note 12

	(a)(4)	Amendment No. 6 to Participation Agreement (Access One and ProFunds). Note 13

(8)	(b)	Participation Agreement (AllianceBernstein). Note 14

	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein) Note 14

	(b)(2)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 2

	(b)(3)	Amendment No. 3 to Participation Agreement (AllianceBernstein). Note 22

	(b)(4)	Amendment No. 4 to Participation Agreement (AllianceBernstein). Note 24

	(b)(5)	Revised Schedule A to Participation Agreement dated October 1, 2014 (AllianceBernstein). Note 24

	(b)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 24

(8)	(c)	Participation Agreement (Fidelity). Note 16

	(c)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 23

	(c)(2)	Amendment No. 5 to Participation Agreement (Fidelity). Note 2

	(c)(3)	Amendment No. 6 to Participation Agreement (Fidelity). Note 22

	(c)(4)	Amendment No. 7 to Participation Agreement (Fidelity). Note 24

(8)	(d)	Participation Agreement (Franklin Templeton). Note 17

	(d)(1)	Amendment No. 2 to Participation Agreement (Franklin Templeton). Note 18

	(d)(2)	Addendum to Participation Agreement (Franklin/Templeton). Note 20

	(d)(3)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 15

	(d)(4)	Amendment to Participation Agreement (Franklin/Templeton). Note 20

	(d)(5)	Amendment No. 6 to Participation Agreement (Franklin Templeton). Note 22

	(d)(6)	Amendment No. 7 to Participation Agreement (Franklin Templeton). Note 24

	(d)(7)	Amendment No. 8 to Participation Agreement (Franklin Templeton). Note 24

(8)	(e)	Participation Agreement (TST). Note 19

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 13

	(e)(2)	Amended Schedule A 07-01-14 to Participation Agreement (TST). Note 20

	(e)(3)	Amendment No. 2 to Participation Agreement (TST). Note 21

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 24

	(e)(5)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 25

	(e)(6)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 25

	(e)(7)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 25

	(e)(8)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 25

	(e)(9)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 26

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 26

	(e)(11)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 27

(9)		Opinion of Counsel. Note 29

(10)		Consent of Independent Registered Public Accounting Firm. Note 29

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. Blake S. Bostwick, Fred Gingerich, Mark W. Mullin, Jay Orlandi, David Schulz, C. Michiel van Katwijk. Note 29

Note 1.	Incorporated herein by reference to the Initial Filing to Form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-146323) filed on April 25, 2013.

Note 3.	Incorporated herein by reference to the Initial Filing to Form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 4.	Incorporated herein by reference to the Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-108525) filed on April 27, 2005.

Note 5.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-112089) filed on January 22, 2004.

Note 6.	Incorporated herein by reference to the Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) filed on December 13, 2005.

Note 7.	Incorporated herein by reference to the Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-108525) filed on December 21, 2007.

Note 8.	Incorporated herein by reference to the Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-108525) filed on November 6, 2008.

Note 9.	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) filed on December 19, 2003.

Note 10.	Incorporated herein by reference to the Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) filed on February 13, 2007.

Note 11.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-145461) filed on October 23, 2007.

Note 12.	Incorporated herein by reference to the Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 333-108525) filed on April 22, 2013.

Note 13.	Incorporated herein by reference to the Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 333-108525) filed on August 16, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-146323) filed on April 29, 2009.

Note 15.	Incorporated herein by reference to the Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-108525) filed on April 16, 2012.

Note 16.	Incorporated herein by reference to the Post-Effective Amendment No. 24 to Form N-4 Registration Statement (Filed No. 033-80958) filed on April 27, 2005.

Note 17.	Incorporated herein by reference to the Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-108525) filed on February 3, 2009.

Note 18.	Incorporated herein by reference to the Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-108525) filed on April 29, 2011.

Note 19.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 20.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-199049) filed on October 1, 2014.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-146323) filed on April 30, 2014.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-146323) filed on April 29, 2008.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-199049) filed on April 28, 2015.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-199049) filed on April 26, 2016.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-199049) filed on April 27, 2017.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-199049) filed on April 26, 2018.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-199049) filed on April 30, 2019.

Note 29.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Premier Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller and Vice President

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Chief Legal and Administrative Officer, Executive Vice President and Secretary

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
As of December 31, 2019, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Premier Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Premier Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Sole Member: Aegon Community Investments 60, LLC	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Sole Member: Aegon Community Investments 61, LLC	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (62.2165%) ; Transamerica Premier Life Insurance Company (37.7835%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware

Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager - AMFETF Manager, LLC (0%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon Opportunity Zone Fund 2, L.P.	Delaware	Limited Partner: AEGON USA Realty Advisors, LLC (100%) General Partner: Aegon OZF Investments 2, LLC (0%)	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon OZF Investments 2, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware

General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3, LP	Delaware

General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware	Undecided as of 11/1/19	Multifamily private equity structure with third-party Investor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non-affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third-party Investor
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Premier Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non-AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Premier Life Insurance Company (14%) Investor Member; non-affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware

Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC

Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Premier Life Insurance Company (60%); Transamerica Life Insurance Company (35%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (55%); Transamerica Premier Life Insurance Company (35%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Onno van Klinken, Mark W. Mullin, Jay Orlandi and Alexander R. Wynaendts	Delaware	100% AEGON International B.V.	Voting Trust

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.  Number of Contract Owners

As of February 29 , 2020, there were 7,158 Owners of the Contracts.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and Vice President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 4,530,767	0	0	0

(1)     Fiscal Year 2019

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Premier Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)

Transamerica Premier Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Premier Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Premier Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 24th day of April, 2020.

SEPARATE ACCOUNT VA U
Registrant

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 24, 2020

* Fred Gingerich	Controller and Vice President	April 24, 2020

* Mark W. Mullin	Director and Chairman of the Board	April 24, 2020

* Jay Orlandi	Director, Chief Legal and Administrative Officer, Executive Vice President and Secretary	April 24, 2020

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 24, 2020

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 24, 2020

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 24, 2020

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.